UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.23%
Actual		$ 1,000.00	$ 1,078.60	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.49%
Actual		$ 1,000.00	$ 1,077.30	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class B	2.05%
Actual		$ 1,000.00	$ 1,074.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Class C	1.97%
Actual		$ 1,000.00	$ 1,074.50	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,080.10	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class Z	.79%
Actual		$ 1,000.00	$ 1,080.60	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
Bayer AG (Germany, Pharmaceuticals)	1.5	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	21.2
Consumer Discretionary	17.5	15.6
Health Care	16.8	16.7
Information Technology	13.0	13.9
Consumer Staples	11.2	12.0
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.7	16.8
Japan	16.0	17.7
United States of America	7.0	7.9
Germany	6.6	6.2
Switzerland	4.6	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 97.1%	Stocks 98.1%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
Argentina - 0.1%
YPF SA Class D sponsored ADR	94,700	$ 2,892
Australia - 1.6%
Ansell Ltd.	258,534	5,338
Australia & New Zealand Banking Group Ltd.	628,447	16,904
CSL Ltd.	134,080	9,653
TOTAL AUSTRALIA		31,895
Austria - 0.2%
Andritz AG	52,900	3,097
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	33,200	1,828
Bailiwick of Jersey - 2.3%
Experian PLC	159,100	2,842
Shire PLC	255,300	20,747
Wolseley PLC	206,223	12,197
WPP PLC	445,924	10,400
TOTAL BAILIWICK OF JERSEY		46,186
Belgium - 2.9%
Anheuser-Busch InBev SA NV	289,931	35,299
Arseus NV	61,500	2,718
KBC Groep NV	276,191	18,172
UCB SA	20,300	1,462
TOTAL BELGIUM		57,651
Bermuda - 0.1%
Travelport Worldwide Ltd. (e)	181,800	2,878
Brazil - 0.1%
Cielo SA	92,280	1,285
Canada - 3.7%
Agrium, Inc.	40,200	4,165
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	421,300	16,126
AutoCanada, Inc.	36,900	1,222
CGI Group, Inc. Class A (sub. vtg.) (a)	326,100	13,725
Constellation Software, Inc.	28,300	11,095
Constellation Software, Inc. rights 9/15/15 (a)	28,300	8
Fairfax India Holdings Corp. (a)	494,000	5,972
Imperial Oil Ltd.	105,900	4,668
Keyera Corp. (e)	98,200	3,457
PrairieSky Royalty Ltd.	38,000	1,043
Suncor Energy, Inc.	265,200	8,636
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	122,000	$ 4,211
TransForce, Inc.	53,300	1,204
TOTAL CANADA		75,532
Cayman Islands - 1.7%
58.com, Inc. ADR (a)	43,400	3,311
Alibaba Group Holding Ltd. sponsored ADR	49,500	4,024
Baidu.com, Inc. sponsored ADR (a)	14,100	2,824
China Modern Dairy Holdings Ltd. (e)	8,770,000	3,576
Lee's Pharmaceutical Holdings Ltd.	1,208,500	2,242
Melco Crown Entertainment Ltd. sponsored ADR (e)	259,500	5,299
PW Medtech Group Ltd. (a)	6,447,000	2,770
Sands China Ltd.	1,555,200	6,371
Tencent Holdings Ltd.	196,800	4,062
TOTAL CAYMAN ISLANDS		34,479
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	166,700	3,641
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	2,341,400	5,273
Inner Mongoli Yili Industries Co. Ltd.	366,954	2,157
Kweichow Moutai Co. Ltd.	159,100	6,470
Qingdao Haier Co. Ltd.	1,457,400	6,370
Weifu High-Technology Co. Ltd. (B Shares)	146,700	686
TOTAL CHINA		20,956
Curacao - 0.2%
Schlumberger Ltd.	52,700	4,986
Denmark - 2.5%
Genmab A/S (a)	132,800	10,226
NNIT A/S	132,887	3,102
Novo Nordisk A/S Series B	671,940	37,721
TOTAL DENMARK		51,049
Egypt - 0.0%
Edita Food Industries SAE (a)	99,393	332
Finland - 0.4%
Nokia Corp.	350,900	2,368
Sampo Oyj (A Shares)	113,300	5,490
TOTAL FINLAND		7,858
Common Stocks - continued
	Shares	Value (000s)
France - 3.9%
Accor SA	74,419	$ 4,081
Air Liquide SA	60,260	7,881
AXA SA (e)	486,600	12,304
BNP Paribas SA	126,543	7,991
Danone SA	69,500	5,029
LVMH Moet Hennessy - Louis Vuitton SA	13,014	2,276
Numericable Group SA (a)	98,244	5,455
Publicis Groupe SA	130,510	10,946
Rexel SA	21,400	403
Sanofi SA	228,180	23,227
TOTAL FRANCE		79,593
Germany - 4.9%
adidas AG	47,590	3,899
Bayer AG	207,452	29,859
Brenntag AG	75,600	4,536
Continental AG (e)	42,000	9,843
Deutsche Boerse AG	31,800	2,635
Fresenius SE & Co. KGaA	299,800	17,836
Gerry Weber International AG (Bearer)	12,800	418
KION Group AG	68,100	3,021
Linde AG	48,247	9,428
OSRAM Licht AG	129,166	6,805
ProSiebenSat.1 Media AG	170,600	8,722
Symrise AG	47,600	2,886
TOTAL GERMANY		99,888
Hong Kong - 1.7%
AIA Group Ltd.	4,375,200	29,241
Galaxy Entertainment Group Ltd.	414,000	2,003
Hang Seng Bank Ltd.	108,900	2,126
Melco International Development Ltd.	168,000	285
TOTAL HONG KONG		33,655
India - 3.2%
Apollo Hospitals Enterprise Ltd. (a)	178,997	3,203
Axis Bank Ltd. (a)	514,333	4,617
Bharti Infratel Ltd.	1,109,288	7,005
Exide Industries Ltd.	1,136,771	3,069
HCL Technologies Ltd.	131,777	1,826
HDFC Bank Ltd.	767,249	13,706
Housing Development Finance Corp. Ltd.	635,436	11,699
ITC Ltd. (a)	1,141,123	5,788
Common Stocks - continued
	Shares	Value (000s)
India - continued
LIC Housing Finance Ltd.	241,904	$ 1,637
Lupin Ltd.	139,124	3,881
Pidilite Industries Ltd.	708,156	6,319
Sun Pharmaceutical Industries Ltd. (a)	60,230	890
TOTAL INDIA		63,640
Indonesia - 0.7%
PT Astra International Tbk	3,210,200	1,696
PT Bank Central Asia Tbk	6,610,300	6,872
PT Bank Rakyat Indonesia Tbk	5,117,000	4,589
TOTAL INDONESIA		13,157
Ireland - 2.4%
Actavis PLC (a)	66,700	18,867
DCC PLC (United Kingdom)	71,500	4,548
Greencore Group PLC	1,069,521	5,804
Horizon Pharma PLC (a)	86,700	2,438
Kerry Group PLC Class A	40,000	2,942
Perrigo Co. PLC	23,300	4,270
Ryanair Holdings PLC sponsored ADR	147,800	9,585
TOTAL IRELAND		48,454
Isle of Man - 0.2%
Optimal Payments PLC (a)	481,700	2,189
Optimal Payments PLC rights 5/1/15 (a)	802,833	1,704
Playtech Ltd.	20,831	262
TOTAL ISLE OF MAN		4,155
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	120,100	10,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	322,300	19,473
TOTAL ISRAEL		29,499
Italy - 1.1%
Intesa Sanpaolo SpA	3,501,400	11,763
Mediaset SpA	992,600	5,102
UniCredit SpA	146,116	1,049
World Duty Free SpA (a)	419,842	4,687
TOTAL ITALY		22,601
Japan - 16.0%
Ain Pharmaciez, Inc.	77,700	2,741
Astellas Pharma, Inc.	1,390,900	21,657
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiichikosho Co. Ltd.	74,400	$ 2,400
Don Quijote Holdings Co. Ltd.	138,100	10,536
Fast Retailing Co. Ltd.	20,700	8,153
Glory Ltd.	86,100	2,383
GMO Internet, Inc.	200,900	2,526
Hoya Corp.	664,900	25,626
Japan Exchange Group, Inc.	376,900	10,889
Japan Tobacco, Inc.	549,000	19,172
KDDI Corp.	673,800	15,944
Keyence Corp.	39,300	20,980
Komatsu Ltd.	131,600	2,648
Medical System Network Co. Ltd. (e)	752,500	3,293
Minebea Ltd.	40,000	613
Misumi Group, Inc.	34,800	1,306
Mitsubishi Electric Corp.	436,000	5,694
Mitsubishi UFJ Financial Group, Inc.	3,687,800	26,199
NEC Corp.	2,815,000	9,366
NGK Spark Plug Co. Ltd.	127,500	3,570
Nitori Holdings Co. Ltd.	86,000	6,614
Olympus Corp. (a)	100,200	3,608
OMRON Corp.	163,100	7,489
ORIX Corp.	2,406,200	37,004
Rakuten, Inc.	1,179,700	20,610
Seven & i Holdings Co. Ltd.	129,500	5,566
SHIMANO, Inc.	51,800	7,420
Shinsei Bank Ltd.	1,893,000	3,874
SoftBank Corp.	244,700	15,296
Suzuki Motor Corp.	167,000	5,398
TDK Corp.	44,000	3,169
Tsuruha Holdings, Inc.	116,000	8,413
VT Holdings Co. Ltd.	606,600	3,044
TOTAL JAPAN		323,201
Korea (South) - 1.0%
Orion Corp.	6,412	7,459
Samsung Electronics Co. Ltd.	9,449	12,369
TOTAL KOREA (SOUTH)		19,828
Luxembourg - 1.7%
Altice SA (a)	216,061	22,847
Eurofins Scientific SA	38,800	10,929
TOTAL LUXEMBOURG		33,776
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 3.1%
AEGON NV	1,833,100	$ 14,463
AerCap Holdings NV (a)	29,200	1,363
IMCD Group BV	122,800	4,576
ING Groep NV (Certificaten Van Aandelen)	804,500	12,342
LyondellBasell Industries NV Class A	12,700	1,315
Reed Elsevier NV	339,856	8,196
Unilever NV (Certificaten Van Aandelen) (Bearer)	476,200	20,772
TOTAL NETHERLANDS		63,027
Norway - 0.2%
Telenor ASA	187,400	4,232
Philippines - 0.4%
Alliance Global Group, Inc.	12,852,154	7,317
Singapore - 0.4%
United Overseas Bank Ltd.	397,000	7,348
South Africa - 1.3%
EOH Holdings Ltd.	427,200	5,800
Naspers Ltd. Class N	132,500	20,839
TOTAL SOUTH AFRICA		26,639
Spain - 1.7%
Amadeus IT Holding SA Class A	257,400	11,733
Hispania Activos Inmobiliarios SA (a)	131,400	1,872
Inditex SA	656,784	21,076
TOTAL SPAIN		34,681
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	100,600	5,836
HEXPOL AB (B Shares)	16,800	1,800
Nordea Bank AB	995,200	12,644
Svenska Cellulosa AB (SCA) (B Shares)	568,800	14,388
Svenska Handelsbanken AB (A Shares)	186,800	8,622
TOTAL SWEDEN		43,290
Switzerland - 4.6%
Actelion Ltd.	58,435	7,689
Compagnie Financiere Richemont SA Series A	94,440	8,418
Nestle SA	40,095	3,111
Roche Holding AG (participation certificate)	91,362	26,144
Sika AG (Bearer)	1,690	5,801
Sunrise Communications Group AG	34,423	3,201
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	57,379	$ 19,201
UBS Group AG	965,133	19,281
TOTAL SWITZERLAND		92,846
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,009,800	24,680
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	958,600	6,109
United Kingdom - 17.7%
Al Noor Hospitals Group PLC	326,200	4,493
Associated British Foods PLC	175,100	7,645
B&M European Value Retail S.A.	1,929,923	8,933
Babcock International Group PLC	231,000	3,563
Barclays PLC	1,030,711	4,033
BG Group PLC	1,008,869	18,274
British American Tobacco PLC sponsored ADR	119,400	13,147
BT Group PLC	2,178,900	15,197
Bunzl PLC	138,200	3,886
Capita Group PLC	172,000	3,011
Compass Group PLC	448,900	7,936
Diploma PLC	401,600	4,926
easyJet PLC	180,400	4,988
Essentra PLC	939,300	13,788
Exova Group Ltd. PLC	644,700	1,871
GlaxoSmithKline PLC	461,700	10,664
Hikma Pharmaceuticals PLC	238,987	7,474
HSBC Holdings PLC sponsored ADR	69,097	3,429
IMI PLC	189,700	3,635
Imperial Tobacco Group PLC	88,997	4,346
Indivior PLC (a)	758,400	2,311
Intertek Group PLC	50,500	2,018
ITV PLC	2,855,800	11,088
Johnson Matthey PLC	121,600	6,217
Liberty Global PLC:
Class A (a)	68,400	3,566
Class C (a)	48,700	2,457
Lloyds Banking Group PLC	22,100,900	26,174
London Stock Exchange Group PLC	158,500	6,170
Meggitt PLC	968,573	7,827
Melrose PLC	504,700	2,048
Micro Focus International PLC	538,200	10,359
Next PLC	165,600	18,618
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Poundland Group PLC	720,036	$ 3,444
Prudential PLC	1,008,173	25,101
Reckitt Benckiser Group PLC	191,113	17,010
Rolls-Royce Group PLC	733,500	11,694
SABMiller PLC	198,100	10,486
Schroders PLC	105,600	5,238
Spectris PLC	138,900	4,565
Sports Direct International PLC (a)	459,400	4,342
St. James's Place Capital PLC	1,046,900	14,280
Virgin Money Holdings Uk PLC (a)	506,800	3,065
Vodafone Group PLC	1,092,700	3,850
Whitbread PLC	122,013	9,798
TOTAL UNITED KINGDOM		356,965
United States of America - 6.7%
Alexion Pharmaceuticals, Inc. (a)	47,600	8,055
Alliance Data Systems Corp. (a)	20,900	6,214
Amgen, Inc.	43,800	6,916
Celgene Corp. (a)	41,500	4,484
Celldex Therapeutics, Inc. (a)	41,800	1,003
CF Industries Holdings, Inc.	15,900	4,571
Energizer Holdings, Inc.	11,600	1,585
FedEx Corp.	11,800	2,001
Fidelity National Information Services, Inc.	96,600	6,037
Google, Inc.:
Class A (a)	11,095	6,089
Class C (a)	19,849	10,666
Las Vegas Sands Corp.	134,800	7,128
MasterCard, Inc. Class A	127,700	11,520
McGraw Hill Financial, Inc.	174,300	18,179
Mead Johnson Nutrition Co. Class A	49,700	4,767
Noble Energy, Inc.	92,400	4,687
Oceaneering International, Inc.	35,600	1,962
Qorvo, Inc. (a)	30,815	2,031
QUALCOMM, Inc.	118,800	8,078
ResMed, Inc.	26,400	1,688
The Blackstone Group LP	152,700	6,255
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Total System Services, Inc.	15,300	$ 605
Visa, Inc. Class A	174,800	11,546
TOTAL UNITED STATES OF AMERICA		136,067
TOTAL COMMON STOCKS (Cost $1,474,187)		1,921,193
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(i)	60,264	486
Series D (a)(i)	18,951	153
TOTAL UNITED STATES OF AMERICA		639
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	150,900	17,528
Volkswagen AG (e)	60,600	15,601
TOTAL GERMANY		33,129
United Kingdom - 0.0%
Rolls-Royce Group PLC	103,423,500	159
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,288
TOTAL PREFERRED STOCKS (Cost $23,442)		33,927
Government Obligations - 0.0%
		Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 6/25/15 to 7/2/15 (h) (Cost $220)		$ 220	220
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488)	EUR	1,620	$ 1,946
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	55,070,812	55,071
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	50,126,158	50,126
TOTAL MONEY MARKET FUNDS (Cost $105,197)		105,197
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,605,534)		2,062,483
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(43,211)
NET ASSETS - 100%		$ 2,019,272
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
57 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 5,540	$ 166
The face value of futures purchased as a percentage of net assets is 0.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,946,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $220.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	268
Total	$ 294
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 357,551	$ 63,869	$ 293,043	$ 639
Consumer Staples	225,780	61,407	164,373	-
Energy	54,816	36,542	18,274	-
Financials	429,338	120,360	308,978	-
Health Care	337,038	95,171	241,867	-
Industrials	136,874	26,902	109,972	-
Information Technology	261,985	155,587	106,398	-
Materials	87,013	20,011	67,002	-
Telecommunication Services	64,725	7,005	57,720	-
Government Obligations	220	-	220	-
Preferred Securities	1,946	-	1,946	-
Money Market Funds	105,197	105,197	-	-
Total Investments in Securities:	$ 2,062,483	$ 692,051	$ 1,369,793	$ 639
Derivative Instruments:
Assets
Futures Contracts	$ 166	$ 166	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 511,150
Level 2 to Level 1	$ 139,325
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 166	$ -
Total Value of Derivatives	$ 166	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,916) - See accompanying schedule: Unaffiliated issuers (cost $1,500,337)	$ 1,957,286
Fidelity Central Funds (cost $105,197)	105,197
Total Investments (cost $1,605,534)		$ 2,062,483
Foreign currency held at value (cost $1,013)		1,013
Receivable for investments sold		8,982
Receivable for fund shares sold		2,837
Dividends receivable		8,067
Distributions receivable from Fidelity Central Funds		89
Prepaid expenses		1
Other receivables		201
Total assets		2,083,673

Liabilities
Payable for investments purchased	$ 7,318
Payable for fund shares redeemed	1,797
Accrued management fee	1,135
Distribution and service plan fees payable	487
Payable for daily variation margin for derivative instruments	113
Other affiliated payables	429
Other payables and accrued expenses	2,996
Collateral on securities loaned, at value	50,126
Total liabilities		64,401

Net Assets		$ 2,019,272
Net Assets consist of:
Paid in capital		$ 4,201,141
Undistributed net investment income		4,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,641,088)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		454,396
Net Assets		$ 2,019,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($674,013 ÷ 32,310.1 shares)	$ 20.86

Maximum offering price per share (100/94.25 of $20.86)	$ 22.13
Class T: Net Asset Value and redemption price per share ($288,507 ÷ 13,936.5 shares)	$ 20.70

Maximum offering price per share (100/96.50 of $20.70)	$ 21.45
Class B: Net Asset Value and offering price per share ($15,158 ÷ 753.4 shares)A	$ 20.12

Class C: Net Asset Value and offering price per share ($252,770 ÷ 12,646.7 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($714,524 ÷ 33,699.2 shares)	$ 21.20

Class Z: Net Asset Value, offering price and redemption price per share ($74,300 ÷ 3,506.2 shares)	$ 21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 18,223
Interest		15
Income from Fidelity Central Funds		294
Income before foreign taxes withheld		18,532
Less foreign taxes withheld		(1,312)
Total income		17,220

Expenses
Management fee	$ 6,476
Transfer agent fees	2,092
Distribution and service plan fees	2,820
Accounting and security lending fees	427
Custodian fees and expenses	117
Independent trustees' compensation	4
Registration fees	106
Audit	48
Legal	3
Miscellaneous	14
Total expenses before reductions	12,107
Expense reductions	(31)	12,076
Net investment income (loss)		5,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,599
Foreign currency transactions	(254)
Futures contracts	242
Total net realized gain (loss)		22,587
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $348)	117,711
Assets and liabilities in foreign currencies	220
Futures contracts	166
Total change in net unrealized appreciation (depreciation)		118,097
Net gain (loss)		140,684
Net increase (decrease) in net assets resulting from operations		$ 145,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,144	$ 25,980
Net realized gain (loss)	22,587	174,288
Change in net unrealized appreciation (depreciation)	118,097	(153,908)
Net increase (decrease) in net assets resulting from operations	145,828	46,360
Distributions to shareholders from net investment income	(18,738)	(17,375)
Distributions to shareholders from net realized gain	(2,141)	(17,564)
Total distributions	(20,879)	(34,939)
Share transactions - net increase (decrease)	(17,166)	(109,770)
Redemption fees	12	19
Total increase (decrease) in net assets	107,795	(98,330)

Net Assets
Beginning of period	1,911,477	2,009,807
End of period (including undistributed net investment income of $4,823 and undistributed net investment income of $18,417, respectively)	$ 2,019,272	$ 1,911,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Income from Investment Operations
Net investment income (loss) E	.06	.27H	.19	.18	.22 I	.14
Net realized and unrealized gain (loss)	1.46	.17	3.92	1.03	(1.01)	1.44
Total from investment operations	1.52	.44	4.11	1.21	(.79)	1.58
Distributions from net investment income	(.20)	(.18)	(.21)	(.19)	(.20)	(.19)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.22)	(.35)	(.27)	(.19)	(.23)	(.20)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.86	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63
Total ReturnB, C, D	7.86%	2.28%	26.69%	8.47%	(5.15)%	11.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.23%A	1.26%	1.31%	1.32%	1.31%	1.32%
Expenses net of fee waivers, if any	1.23%A	1.26%	1.30%	1.32%	1.31%	1.32%
Expenses net of all reductions	1.22%A	1.26%	1.28%	1.31%	1.29%	1.30%
Net investment income (loss)	.56%A	1.34% H	1.08%	1.20%	1.38% I	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 674	$ 693	$ 756	$ 762	$ 916	$ 1,302
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.03	.21H	.14	.14	.18 I	.10
Net realized and unrealized gain (loss)	1.46	.18	3.89	1.03	(.99)	1.43
Total from investment operations	1.49	.39	4.03	1.17	(.81)	1.53
Distributions from net investment income	(.15)	(.14)	(.16)	(.14)	(.16)	(.16)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.17)	(.31)	(.22)	(.14)	(.20) L	(.17)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.70	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47
Total ReturnB, C, D	7.73%	2.04%	26.37%	8.17%	(5.35)%	10.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of fee waivers, if any	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of all reductions	1.48%A	1.51%	1.53%	1.57%	1.53%	1.53%
Net investment income (loss)	.31%A	1.09% H	.83%	.94%	1.14% I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 289	$ 284	$ 319	$ 304	$ 404	$ 621
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Income from Investment Operations
Net investment income (loss) E	(.02)	.10H	.05	.06	.09 I	.02
Net realized and unrealized gain (loss)	1.41	.17	3.77	1.00	(.96)	1.38
Total from investment operations	1.39	.27	3.82	1.06	(.87)	1.40
Distributions from net investment income	-	-	(.06)	(.02)	(.10)	(.09)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.02)	(.17)	(.12)	(.02)	(.13)	(.10)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.12	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91
Total ReturnB, C, D	7.43%	1.45%	25.72%	7.64%	(5.89)%	10.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of fee waivers, if any	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of all reductions	2.04%A	2.07%	2.06%	2.07%	2.06%	2.07%
Net investment income (loss)	(.25)%A	.53%H	.30%	.44%	.61% I	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 36	$ 59	$ 94	$ 157
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Income from Investment Operations
Net investment income (loss) E	(.02)	.11H	.06	.06	.10 I	.03
Net realized and unrealized gain (loss)	1.41	.18	3.75	1.01	(.96)	1.38
Total from investment operations	1.39	.29	3.81	1.07	(.86)	1.41
Distributions from net investment income	(.06)	(.07)	(.09)	(.05)	(.11)	(.10)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.08)	(.24)	(.15)	(.05)	(.14)	(.11)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 19.99	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95
Total ReturnB, C, D	7.45%	1.58%	25.71%	7.71%	(5.83)%	10.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of fee waivers, if any	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of all reductions	1.97%A	2.00%	2.01%	2.05%	2.03%	2.04%
Net investment income (loss)	(.18)%A	.60%H	.35%	.46%	.64% I	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 253	$ 243	$ 264	$ 246	$ 302	$ 419
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.24	.23	.28H	.19
Net realized and unrealized gain (loss)	1.50	.18	3.98	1.05	(1.03)	1.47
Total from investment operations	1.58	.51	4.22	1.28	(.75)	1.66
Distributions from net investment income	(.26)	(.23)	(.26)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.29) K	(.40)	(.32)	(.25)	(.28)	(.24)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90
Total ReturnB, C	8.01%	2.60%	27.03%	8.83%	(4.85)%	11.55%
Ratios to Average Net Assets E, I
Expenses before reductions	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of all reductions	.95%A	.97%	.97%	.99%	.97%	.97%
Net investment income (loss)	.84%A	1.63% G	1.39%	1.52%	1.70%H	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 715	$ 648	$ 636	$ 546	$ 723	$ 1,316
Portfolio turnover rate F	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.10	.36 G	.03
Net realized and unrealized gain (loss)	1.48	.19	1.24
Total from investment operations	1.58	.55	1.27
Distributions from net investment income	(.30)	(.26)	-
Distributions from net realized gain	(.02)	(.17)	-
Total distributions	(.32)	(.43)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 21.19	$ 19.93	$ 19.81
Total ReturnB, C	8.06%	2.81%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.81%	.83%A
Expenses net of fee waivers, if any	.79%A	.81%	.83%A
Expenses net of all reductions	.79%A	.81%	.80%A
Net investment income (loss)	1.00%A	1.79% G	.77%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,300	$ 24,050	$ 107
Portfolio turnover rate F	35% A	40%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,515
Gross unrealized depreciation	(44,520)
Net unrealized appreciation (depreciation) on securities	$ 439,995

Tax cost	$ 1,622,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,645,401)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $242 and a change in net unrealized appreciation (depreciation) of $166 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $327,920 and $388,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 826	$ 11
Class T	.25%	.25%	700	8
Class B	.75%	.25%	85	64
Class C	.75%	.25%	1,209	63
			$ 2,820	$ 146

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	14
Class B*	4
Class C*	3
$ 76

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 760.23
Class T	334.24
Class B	25.30
Class C	274.23
Institutional Class	688.20
Class Z	11.05
	$ 2,092

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $268. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 7,030	$ 6,853
Class T	2,091	2,251
Class C	706	979
Institutional Class	8,555	7,291
Class Z	356	1
Total	$ 18,738	$ 17,375
From net realized gain
Class A	$ 727	$ 6,584
Class T	317	2,789
Class B	21	307
Class C	280	2,390
Institutional Class	770	5,493
Class Z	26	1
Total	$ 2,141	$ 17,564

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	2,549	4,795	$ 50,913	$ 94,751
Reinvestment of distributions	378	646	7,410	12,430
Shares redeemed	(6,048)	(8,821)	(118,437)	(174,243)
Net increase (decrease)	(3,121)	(3,380)	$ (60,114)	$ (67,062)
Class T
Shares sold	723	1,185	$ 14,404	$ 23,252
Reinvestment of distributions	120	249	2,332	4,764
Shares redeemed	(1,536)	(3,330)	(30,093)	(65,214)
Net increase (decrease)	(693)	(1,896)	$ (13,357)	$ (37,198)
Class B
Shares sold	5	29	$ 113	$ 537
Reinvestment of distributions	1	15	19	278
Shares redeemed	(274)	(933)	(5,254)	(17,767)
Net increase (decrease)	(268)	(889)	$ (5,122)	$ (16,952)
Class C
Shares sold	729	874	$ 14,145	$ 16,572
Reinvestment of distributions	44	149	826	2,754
Shares redeemed	(1,160)	(2,144)	(22,019)	(40,544)
Net increase (decrease)	(387)	(1,121)	$ (7,048)	$ (21,218)
Institutional Class
Shares sold	6,864	7,676	$ 137,046	$ 154,759
Reinvestment of distributions	415	582	8,253	11,367
Shares redeemed	(6,132)	(7,810)	(121,836)	(158,739)
Net increase (decrease)	1,147	448	$ 23,463	$ 7,387
Class Z
Shares sold	2,501	1,246	$ 49,131	$ 26,144
Reinvestment of distributions	19	-	382	2
Shares redeemed	(221)	(44)	(4,501)	(873)
Net increase (decrease)	2,299	1,202	$ 45,012	$ 25,273

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIFI-USAN-0615
1.784872.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.23%
Actual		$ 1,000.00	$ 1,078.60	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.49%
Actual		$ 1,000.00	$ 1,077.30	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class B	2.05%
Actual		$ 1,000.00	$ 1,074.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Class C	1.97%
Actual		$ 1,000.00	$ 1,074.50	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,080.10	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class Z	.79%
Actual		$ 1,000.00	$ 1,080.60	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
Bayer AG (Germany, Pharmaceuticals)	1.5	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	21.2
Consumer Discretionary	17.5	15.6
Health Care	16.8	16.7
Information Technology	13.0	13.9
Consumer Staples	11.2	12.0
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.7	16.8
Japan	16.0	17.7
United States of America	7.0	7.9
Germany	6.6	6.2
Switzerland	4.6	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 97.1%	Stocks 98.1%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
Argentina - 0.1%
YPF SA Class D sponsored ADR	94,700	$ 2,892
Australia - 1.6%
Ansell Ltd.	258,534	5,338
Australia & New Zealand Banking Group Ltd.	628,447	16,904
CSL Ltd.	134,080	9,653
TOTAL AUSTRALIA		31,895
Austria - 0.2%
Andritz AG	52,900	3,097
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	33,200	1,828
Bailiwick of Jersey - 2.3%
Experian PLC	159,100	2,842
Shire PLC	255,300	20,747
Wolseley PLC	206,223	12,197
WPP PLC	445,924	10,400
TOTAL BAILIWICK OF JERSEY		46,186
Belgium - 2.9%
Anheuser-Busch InBev SA NV	289,931	35,299
Arseus NV	61,500	2,718
KBC Groep NV	276,191	18,172
UCB SA	20,300	1,462
TOTAL BELGIUM		57,651
Bermuda - 0.1%
Travelport Worldwide Ltd. (e)	181,800	2,878
Brazil - 0.1%
Cielo SA	92,280	1,285
Canada - 3.7%
Agrium, Inc.	40,200	4,165
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	421,300	16,126
AutoCanada, Inc.	36,900	1,222
CGI Group, Inc. Class A (sub. vtg.) (a)	326,100	13,725
Constellation Software, Inc.	28,300	11,095
Constellation Software, Inc. rights 9/15/15 (a)	28,300	8
Fairfax India Holdings Corp. (a)	494,000	5,972
Imperial Oil Ltd.	105,900	4,668
Keyera Corp. (e)	98,200	3,457
PrairieSky Royalty Ltd.	38,000	1,043
Suncor Energy, Inc.	265,200	8,636
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	122,000	$ 4,211
TransForce, Inc.	53,300	1,204
TOTAL CANADA		75,532
Cayman Islands - 1.7%
58.com, Inc. ADR (a)	43,400	3,311
Alibaba Group Holding Ltd. sponsored ADR	49,500	4,024
Baidu.com, Inc. sponsored ADR (a)	14,100	2,824
China Modern Dairy Holdings Ltd. (e)	8,770,000	3,576
Lee's Pharmaceutical Holdings Ltd.	1,208,500	2,242
Melco Crown Entertainment Ltd. sponsored ADR (e)	259,500	5,299
PW Medtech Group Ltd. (a)	6,447,000	2,770
Sands China Ltd.	1,555,200	6,371
Tencent Holdings Ltd.	196,800	4,062
TOTAL CAYMAN ISLANDS		34,479
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	166,700	3,641
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	2,341,400	5,273
Inner Mongoli Yili Industries Co. Ltd.	366,954	2,157
Kweichow Moutai Co. Ltd.	159,100	6,470
Qingdao Haier Co. Ltd.	1,457,400	6,370
Weifu High-Technology Co. Ltd. (B Shares)	146,700	686
TOTAL CHINA		20,956
Curacao - 0.2%
Schlumberger Ltd.	52,700	4,986
Denmark - 2.5%
Genmab A/S (a)	132,800	10,226
NNIT A/S	132,887	3,102
Novo Nordisk A/S Series B	671,940	37,721
TOTAL DENMARK		51,049
Egypt - 0.0%
Edita Food Industries SAE (a)	99,393	332
Finland - 0.4%
Nokia Corp.	350,900	2,368
Sampo Oyj (A Shares)	113,300	5,490
TOTAL FINLAND		7,858
Common Stocks - continued
	Shares	Value (000s)
France - 3.9%
Accor SA	74,419	$ 4,081
Air Liquide SA	60,260	7,881
AXA SA (e)	486,600	12,304
BNP Paribas SA	126,543	7,991
Danone SA	69,500	5,029
LVMH Moet Hennessy - Louis Vuitton SA	13,014	2,276
Numericable Group SA (a)	98,244	5,455
Publicis Groupe SA	130,510	10,946
Rexel SA	21,400	403
Sanofi SA	228,180	23,227
TOTAL FRANCE		79,593
Germany - 4.9%
adidas AG	47,590	3,899
Bayer AG	207,452	29,859
Brenntag AG	75,600	4,536
Continental AG (e)	42,000	9,843
Deutsche Boerse AG	31,800	2,635
Fresenius SE & Co. KGaA	299,800	17,836
Gerry Weber International AG (Bearer)	12,800	418
KION Group AG	68,100	3,021
Linde AG	48,247	9,428
OSRAM Licht AG	129,166	6,805
ProSiebenSat.1 Media AG	170,600	8,722
Symrise AG	47,600	2,886
TOTAL GERMANY		99,888
Hong Kong - 1.7%
AIA Group Ltd.	4,375,200	29,241
Galaxy Entertainment Group Ltd.	414,000	2,003
Hang Seng Bank Ltd.	108,900	2,126
Melco International Development Ltd.	168,000	285
TOTAL HONG KONG		33,655
India - 3.2%
Apollo Hospitals Enterprise Ltd. (a)	178,997	3,203
Axis Bank Ltd. (a)	514,333	4,617
Bharti Infratel Ltd.	1,109,288	7,005
Exide Industries Ltd.	1,136,771	3,069
HCL Technologies Ltd.	131,777	1,826
HDFC Bank Ltd.	767,249	13,706
Housing Development Finance Corp. Ltd.	635,436	11,699
ITC Ltd. (a)	1,141,123	5,788
Common Stocks - continued
	Shares	Value (000s)
India - continued
LIC Housing Finance Ltd.	241,904	$ 1,637
Lupin Ltd.	139,124	3,881
Pidilite Industries Ltd.	708,156	6,319
Sun Pharmaceutical Industries Ltd. (a)	60,230	890
TOTAL INDIA		63,640
Indonesia - 0.7%
PT Astra International Tbk	3,210,200	1,696
PT Bank Central Asia Tbk	6,610,300	6,872
PT Bank Rakyat Indonesia Tbk	5,117,000	4,589
TOTAL INDONESIA		13,157
Ireland - 2.4%
Actavis PLC (a)	66,700	18,867
DCC PLC (United Kingdom)	71,500	4,548
Greencore Group PLC	1,069,521	5,804
Horizon Pharma PLC (a)	86,700	2,438
Kerry Group PLC Class A	40,000	2,942
Perrigo Co. PLC	23,300	4,270
Ryanair Holdings PLC sponsored ADR	147,800	9,585
TOTAL IRELAND		48,454
Isle of Man - 0.2%
Optimal Payments PLC (a)	481,700	2,189
Optimal Payments PLC rights 5/1/15 (a)	802,833	1,704
Playtech Ltd.	20,831	262
TOTAL ISLE OF MAN		4,155
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	120,100	10,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	322,300	19,473
TOTAL ISRAEL		29,499
Italy - 1.1%
Intesa Sanpaolo SpA	3,501,400	11,763
Mediaset SpA	992,600	5,102
UniCredit SpA	146,116	1,049
World Duty Free SpA (a)	419,842	4,687
TOTAL ITALY		22,601
Japan - 16.0%
Ain Pharmaciez, Inc.	77,700	2,741
Astellas Pharma, Inc.	1,390,900	21,657
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiichikosho Co. Ltd.	74,400	$ 2,400
Don Quijote Holdings Co. Ltd.	138,100	10,536
Fast Retailing Co. Ltd.	20,700	8,153
Glory Ltd.	86,100	2,383
GMO Internet, Inc.	200,900	2,526
Hoya Corp.	664,900	25,626
Japan Exchange Group, Inc.	376,900	10,889
Japan Tobacco, Inc.	549,000	19,172
KDDI Corp.	673,800	15,944
Keyence Corp.	39,300	20,980
Komatsu Ltd.	131,600	2,648
Medical System Network Co. Ltd. (e)	752,500	3,293
Minebea Ltd.	40,000	613
Misumi Group, Inc.	34,800	1,306
Mitsubishi Electric Corp.	436,000	5,694
Mitsubishi UFJ Financial Group, Inc.	3,687,800	26,199
NEC Corp.	2,815,000	9,366
NGK Spark Plug Co. Ltd.	127,500	3,570
Nitori Holdings Co. Ltd.	86,000	6,614
Olympus Corp. (a)	100,200	3,608
OMRON Corp.	163,100	7,489
ORIX Corp.	2,406,200	37,004
Rakuten, Inc.	1,179,700	20,610
Seven & i Holdings Co. Ltd.	129,500	5,566
SHIMANO, Inc.	51,800	7,420
Shinsei Bank Ltd.	1,893,000	3,874
SoftBank Corp.	244,700	15,296
Suzuki Motor Corp.	167,000	5,398
TDK Corp.	44,000	3,169
Tsuruha Holdings, Inc.	116,000	8,413
VT Holdings Co. Ltd.	606,600	3,044
TOTAL JAPAN		323,201
Korea (South) - 1.0%
Orion Corp.	6,412	7,459
Samsung Electronics Co. Ltd.	9,449	12,369
TOTAL KOREA (SOUTH)		19,828
Luxembourg - 1.7%
Altice SA (a)	216,061	22,847
Eurofins Scientific SA	38,800	10,929
TOTAL LUXEMBOURG		33,776
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 3.1%
AEGON NV	1,833,100	$ 14,463
AerCap Holdings NV (a)	29,200	1,363
IMCD Group BV	122,800	4,576
ING Groep NV (Certificaten Van Aandelen)	804,500	12,342
LyondellBasell Industries NV Class A	12,700	1,315
Reed Elsevier NV	339,856	8,196
Unilever NV (Certificaten Van Aandelen) (Bearer)	476,200	20,772
TOTAL NETHERLANDS		63,027
Norway - 0.2%
Telenor ASA	187,400	4,232
Philippines - 0.4%
Alliance Global Group, Inc.	12,852,154	7,317
Singapore - 0.4%
United Overseas Bank Ltd.	397,000	7,348
South Africa - 1.3%
EOH Holdings Ltd.	427,200	5,800
Naspers Ltd. Class N	132,500	20,839
TOTAL SOUTH AFRICA		26,639
Spain - 1.7%
Amadeus IT Holding SA Class A	257,400	11,733
Hispania Activos Inmobiliarios SA (a)	131,400	1,872
Inditex SA	656,784	21,076
TOTAL SPAIN		34,681
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	100,600	5,836
HEXPOL AB (B Shares)	16,800	1,800
Nordea Bank AB	995,200	12,644
Svenska Cellulosa AB (SCA) (B Shares)	568,800	14,388
Svenska Handelsbanken AB (A Shares)	186,800	8,622
TOTAL SWEDEN		43,290
Switzerland - 4.6%
Actelion Ltd.	58,435	7,689
Compagnie Financiere Richemont SA Series A	94,440	8,418
Nestle SA	40,095	3,111
Roche Holding AG (participation certificate)	91,362	26,144
Sika AG (Bearer)	1,690	5,801
Sunrise Communications Group AG	34,423	3,201
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	57,379	$ 19,201
UBS Group AG	965,133	19,281
TOTAL SWITZERLAND		92,846
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,009,800	24,680
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	958,600	6,109
United Kingdom - 17.7%
Al Noor Hospitals Group PLC	326,200	4,493
Associated British Foods PLC	175,100	7,645
B&M European Value Retail S.A.	1,929,923	8,933
Babcock International Group PLC	231,000	3,563
Barclays PLC	1,030,711	4,033
BG Group PLC	1,008,869	18,274
British American Tobacco PLC sponsored ADR	119,400	13,147
BT Group PLC	2,178,900	15,197
Bunzl PLC	138,200	3,886
Capita Group PLC	172,000	3,011
Compass Group PLC	448,900	7,936
Diploma PLC	401,600	4,926
easyJet PLC	180,400	4,988
Essentra PLC	939,300	13,788
Exova Group Ltd. PLC	644,700	1,871
GlaxoSmithKline PLC	461,700	10,664
Hikma Pharmaceuticals PLC	238,987	7,474
HSBC Holdings PLC sponsored ADR	69,097	3,429
IMI PLC	189,700	3,635
Imperial Tobacco Group PLC	88,997	4,346
Indivior PLC (a)	758,400	2,311
Intertek Group PLC	50,500	2,018
ITV PLC	2,855,800	11,088
Johnson Matthey PLC	121,600	6,217
Liberty Global PLC:
Class A (a)	68,400	3,566
Class C (a)	48,700	2,457
Lloyds Banking Group PLC	22,100,900	26,174
London Stock Exchange Group PLC	158,500	6,170
Meggitt PLC	968,573	7,827
Melrose PLC	504,700	2,048
Micro Focus International PLC	538,200	10,359
Next PLC	165,600	18,618
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Poundland Group PLC	720,036	$ 3,444
Prudential PLC	1,008,173	25,101
Reckitt Benckiser Group PLC	191,113	17,010
Rolls-Royce Group PLC	733,500	11,694
SABMiller PLC	198,100	10,486
Schroders PLC	105,600	5,238
Spectris PLC	138,900	4,565
Sports Direct International PLC (a)	459,400	4,342
St. James's Place Capital PLC	1,046,900	14,280
Virgin Money Holdings Uk PLC (a)	506,800	3,065
Vodafone Group PLC	1,092,700	3,850
Whitbread PLC	122,013	9,798
TOTAL UNITED KINGDOM		356,965
United States of America - 6.7%
Alexion Pharmaceuticals, Inc. (a)	47,600	8,055
Alliance Data Systems Corp. (a)	20,900	6,214
Amgen, Inc.	43,800	6,916
Celgene Corp. (a)	41,500	4,484
Celldex Therapeutics, Inc. (a)	41,800	1,003
CF Industries Holdings, Inc.	15,900	4,571
Energizer Holdings, Inc.	11,600	1,585
FedEx Corp.	11,800	2,001
Fidelity National Information Services, Inc.	96,600	6,037
Google, Inc.:
Class A (a)	11,095	6,089
Class C (a)	19,849	10,666
Las Vegas Sands Corp.	134,800	7,128
MasterCard, Inc. Class A	127,700	11,520
McGraw Hill Financial, Inc.	174,300	18,179
Mead Johnson Nutrition Co. Class A	49,700	4,767
Noble Energy, Inc.	92,400	4,687
Oceaneering International, Inc.	35,600	1,962
Qorvo, Inc. (a)	30,815	2,031
QUALCOMM, Inc.	118,800	8,078
ResMed, Inc.	26,400	1,688
The Blackstone Group LP	152,700	6,255
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Total System Services, Inc.	15,300	$ 605
Visa, Inc. Class A	174,800	11,546
TOTAL UNITED STATES OF AMERICA		136,067
TOTAL COMMON STOCKS (Cost $1,474,187)		1,921,193
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(i)	60,264	486
Series D (a)(i)	18,951	153
TOTAL UNITED STATES OF AMERICA		639
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	150,900	17,528
Volkswagen AG (e)	60,600	15,601
TOTAL GERMANY		33,129
United Kingdom - 0.0%
Rolls-Royce Group PLC	103,423,500	159
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,288
TOTAL PREFERRED STOCKS (Cost $23,442)		33,927
Government Obligations - 0.0%
		Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 6/25/15 to 7/2/15 (h) (Cost $220)		$ 220	220
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488)	EUR	1,620	$ 1,946
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	55,070,812	55,071
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	50,126,158	50,126
TOTAL MONEY MARKET FUNDS (Cost $105,197)		105,197
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,605,534)		2,062,483
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(43,211)
NET ASSETS - 100%		$ 2,019,272
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
57 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 5,540	$ 166
The face value of futures purchased as a percentage of net assets is 0.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,946,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $220.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	268
Total	$ 294
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 357,551	$ 63,869	$ 293,043	$ 639
Consumer Staples	225,780	61,407	164,373	-
Energy	54,816	36,542	18,274	-
Financials	429,338	120,360	308,978	-
Health Care	337,038	95,171	241,867	-
Industrials	136,874	26,902	109,972	-
Information Technology	261,985	155,587	106,398	-
Materials	87,013	20,011	67,002	-
Telecommunication Services	64,725	7,005	57,720	-
Government Obligations	220	-	220	-
Preferred Securities	1,946	-	1,946	-
Money Market Funds	105,197	105,197	-	-
Total Investments in Securities:	$ 2,062,483	$ 692,051	$ 1,369,793	$ 639
Derivative Instruments:
Assets
Futures Contracts	$ 166	$ 166	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 511,150
Level 2 to Level 1	$ 139,325
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 166	$ -
Total Value of Derivatives	$ 166	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,916) - See accompanying schedule: Unaffiliated issuers (cost $1,500,337)	$ 1,957,286
Fidelity Central Funds (cost $105,197)	105,197
Total Investments (cost $1,605,534)		$ 2,062,483
Foreign currency held at value (cost $1,013)		1,013
Receivable for investments sold		8,982
Receivable for fund shares sold		2,837
Dividends receivable		8,067
Distributions receivable from Fidelity Central Funds		89
Prepaid expenses		1
Other receivables		201
Total assets		2,083,673

Liabilities
Payable for investments purchased	$ 7,318
Payable for fund shares redeemed	1,797
Accrued management fee	1,135
Distribution and service plan fees payable	487
Payable for daily variation margin for derivative instruments	113
Other affiliated payables	429
Other payables and accrued expenses	2,996
Collateral on securities loaned, at value	50,126
Total liabilities		64,401

Net Assets		$ 2,019,272
Net Assets consist of:
Paid in capital		$ 4,201,141
Undistributed net investment income		4,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,641,088)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		454,396
Net Assets		$ 2,019,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($674,013 ÷ 32,310.1 shares)	$ 20.86

Maximum offering price per share (100/94.25 of $20.86)	$ 22.13
Class T: Net Asset Value and redemption price per share ($288,507 ÷ 13,936.5 shares)	$ 20.70

Maximum offering price per share (100/96.50 of $20.70)	$ 21.45
Class B: Net Asset Value and offering price per share ($15,158 ÷ 753.4 shares)A	$ 20.12

Class C: Net Asset Value and offering price per share ($252,770 ÷ 12,646.7 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($714,524 ÷ 33,699.2 shares)	$ 21.20

Class Z: Net Asset Value, offering price and redemption price per share ($74,300 ÷ 3,506.2 shares)	$ 21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 18,223
Interest		15
Income from Fidelity Central Funds		294
Income before foreign taxes withheld		18,532
Less foreign taxes withheld		(1,312)
Total income		17,220

Expenses
Management fee	$ 6,476
Transfer agent fees	2,092
Distribution and service plan fees	2,820
Accounting and security lending fees	427
Custodian fees and expenses	117
Independent trustees' compensation	4
Registration fees	106
Audit	48
Legal	3
Miscellaneous	14
Total expenses before reductions	12,107
Expense reductions	(31)	12,076
Net investment income (loss)		5,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,599
Foreign currency transactions	(254)
Futures contracts	242
Total net realized gain (loss)		22,587
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $348)	117,711
Assets and liabilities in foreign currencies	220
Futures contracts	166
Total change in net unrealized appreciation (depreciation)		118,097
Net gain (loss)		140,684
Net increase (decrease) in net assets resulting from operations		$ 145,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,144	$ 25,980
Net realized gain (loss)	22,587	174,288
Change in net unrealized appreciation (depreciation)	118,097	(153,908)
Net increase (decrease) in net assets resulting from operations	145,828	46,360
Distributions to shareholders from net investment income	(18,738)	(17,375)
Distributions to shareholders from net realized gain	(2,141)	(17,564)
Total distributions	(20,879)	(34,939)
Share transactions - net increase (decrease)	(17,166)	(109,770)
Redemption fees	12	19
Total increase (decrease) in net assets	107,795	(98,330)

Net Assets
Beginning of period	1,911,477	2,009,807
End of period (including undistributed net investment income of $4,823 and undistributed net investment income of $18,417, respectively)	$ 2,019,272	$ 1,911,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Income from Investment Operations
Net investment income (loss) E	.06	.27H	.19	.18	.22 I	.14
Net realized and unrealized gain (loss)	1.46	.17	3.92	1.03	(1.01)	1.44
Total from investment operations	1.52	.44	4.11	1.21	(.79)	1.58
Distributions from net investment income	(.20)	(.18)	(.21)	(.19)	(.20)	(.19)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.22)	(.35)	(.27)	(.19)	(.23)	(.20)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.86	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63
Total ReturnB, C, D	7.86%	2.28%	26.69%	8.47%	(5.15)%	11.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.23%A	1.26%	1.31%	1.32%	1.31%	1.32%
Expenses net of fee waivers, if any	1.23%A	1.26%	1.30%	1.32%	1.31%	1.32%
Expenses net of all reductions	1.22%A	1.26%	1.28%	1.31%	1.29%	1.30%
Net investment income (loss)	.56%A	1.34% H	1.08%	1.20%	1.38% I	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 674	$ 693	$ 756	$ 762	$ 916	$ 1,302
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.03	.21H	.14	.14	.18 I	.10
Net realized and unrealized gain (loss)	1.46	.18	3.89	1.03	(.99)	1.43
Total from investment operations	1.49	.39	4.03	1.17	(.81)	1.53
Distributions from net investment income	(.15)	(.14)	(.16)	(.14)	(.16)	(.16)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.17)	(.31)	(.22)	(.14)	(.20) L	(.17)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.70	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47
Total ReturnB, C, D	7.73%	2.04%	26.37%	8.17%	(5.35)%	10.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of fee waivers, if any	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of all reductions	1.48%A	1.51%	1.53%	1.57%	1.53%	1.53%
Net investment income (loss)	.31%A	1.09% H	.83%	.94%	1.14% I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 289	$ 284	$ 319	$ 304	$ 404	$ 621
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Income from Investment Operations
Net investment income (loss) E	(.02)	.10H	.05	.06	.09 I	.02
Net realized and unrealized gain (loss)	1.41	.17	3.77	1.00	(.96)	1.38
Total from investment operations	1.39	.27	3.82	1.06	(.87)	1.40
Distributions from net investment income	-	-	(.06)	(.02)	(.10)	(.09)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.02)	(.17)	(.12)	(.02)	(.13)	(.10)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.12	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91
Total ReturnB, C, D	7.43%	1.45%	25.72%	7.64%	(5.89)%	10.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of fee waivers, if any	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of all reductions	2.04%A	2.07%	2.06%	2.07%	2.06%	2.07%
Net investment income (loss)	(.25)%A	.53%H	.30%	.44%	.61% I	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 36	$ 59	$ 94	$ 157
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Income from Investment Operations
Net investment income (loss) E	(.02)	.11H	.06	.06	.10 I	.03
Net realized and unrealized gain (loss)	1.41	.18	3.75	1.01	(.96)	1.38
Total from investment operations	1.39	.29	3.81	1.07	(.86)	1.41
Distributions from net investment income	(.06)	(.07)	(.09)	(.05)	(.11)	(.10)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.08)	(.24)	(.15)	(.05)	(.14)	(.11)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 19.99	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95
Total ReturnB, C, D	7.45%	1.58%	25.71%	7.71%	(5.83)%	10.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of fee waivers, if any	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of all reductions	1.97%A	2.00%	2.01%	2.05%	2.03%	2.04%
Net investment income (loss)	(.18)%A	.60%H	.35%	.46%	.64% I	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 253	$ 243	$ 264	$ 246	$ 302	$ 419
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.24	.23	.28H	.19
Net realized and unrealized gain (loss)	1.50	.18	3.98	1.05	(1.03)	1.47
Total from investment operations	1.58	.51	4.22	1.28	(.75)	1.66
Distributions from net investment income	(.26)	(.23)	(.26)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.29) K	(.40)	(.32)	(.25)	(.28)	(.24)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90
Total ReturnB, C	8.01%	2.60%	27.03%	8.83%	(4.85)%	11.55%
Ratios to Average Net Assets E, I
Expenses before reductions	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of all reductions	.95%A	.97%	.97%	.99%	.97%	.97%
Net investment income (loss)	.84%A	1.63% G	1.39%	1.52%	1.70%H	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 715	$ 648	$ 636	$ 546	$ 723	$ 1,316
Portfolio turnover rate F	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.10	.36 G	.03
Net realized and unrealized gain (loss)	1.48	.19	1.24
Total from investment operations	1.58	.55	1.27
Distributions from net investment income	(.30)	(.26)	-
Distributions from net realized gain	(.02)	(.17)	-
Total distributions	(.32)	(.43)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 21.19	$ 19.93	$ 19.81
Total ReturnB, C	8.06%	2.81%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.81%	.83%A
Expenses net of fee waivers, if any	.79%A	.81%	.83%A
Expenses net of all reductions	.79%A	.81%	.80%A
Net investment income (loss)	1.00%A	1.79% G	.77%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,300	$ 24,050	$ 107
Portfolio turnover rate F	35% A	40%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,515
Gross unrealized depreciation	(44,520)
Net unrealized appreciation (depreciation) on securities	$ 439,995

Tax cost	$ 1,622,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,645,401)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $242 and a change in net unrealized appreciation (depreciation) of $166 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $327,920 and $388,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 826	$ 11
Class T	.25%	.25%	700	8
Class B	.75%	.25%	85	64
Class C	.75%	.25%	1,209	63
			$ 2,820	$ 146

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	14
Class B*	4
Class C*	3
$ 76

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 760.23
Class T	334.24
Class B	25.30
Class C	274.23
Institutional Class	688.20
Class Z	11.05
	$ 2,092

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $268. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 7,030	$ 6,853
Class T	2,091	2,251
Class C	706	979
Institutional Class	8,555	7,291
Class Z	356	1
Total	$ 18,738	$ 17,375
From net realized gain
Class A	$ 727	$ 6,584
Class T	317	2,789
Class B	21	307
Class C	280	2,390
Institutional Class	770	5,493
Class Z	26	1
Total	$ 2,141	$ 17,564

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	2,549	4,795	$ 50,913	$ 94,751
Reinvestment of distributions	378	646	7,410	12,430
Shares redeemed	(6,048)	(8,821)	(118,437)	(174,243)
Net increase (decrease)	(3,121)	(3,380)	$ (60,114)	$ (67,062)
Class T
Shares sold	723	1,185	$ 14,404	$ 23,252
Reinvestment of distributions	120	249	2,332	4,764
Shares redeemed	(1,536)	(3,330)	(30,093)	(65,214)
Net increase (decrease)	(693)	(1,896)	$ (13,357)	$ (37,198)
Class B
Shares sold	5	29	$ 113	$ 537
Reinvestment of distributions	1	15	19	278
Shares redeemed	(274)	(933)	(5,254)	(17,767)
Net increase (decrease)	(268)	(889)	$ (5,122)	$ (16,952)
Class C
Shares sold	729	874	$ 14,145	$ 16,572
Reinvestment of distributions	44	149	826	2,754
Shares redeemed	(1,160)	(2,144)	(22,019)	(40,544)
Net increase (decrease)	(387)	(1,121)	$ (7,048)	$ (21,218)
Institutional Class
Shares sold	6,864	7,676	$ 137,046	$ 154,759
Reinvestment of distributions	415	582	8,253	11,367
Shares redeemed	(6,132)	(7,810)	(121,836)	(158,739)
Net increase (decrease)	1,147	448	$ 23,463	$ 7,387
Class Z
Shares sold	2,501	1,246	$ 49,131	$ 26,144
Reinvestment of distributions	19	-	382	2
Shares redeemed	(221)	(44)	(4,501)	(873)
Net increase (decrease)	2,299	1,202	$ 45,012	$ 25,273

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIF-USAN-0615
1.784871.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Class Z

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.23%
Actual		$ 1,000.00	$ 1,078.60	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.49%
Actual		$ 1,000.00	$ 1,077.30	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class B	2.05%
Actual		$ 1,000.00	$ 1,074.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Class C	1.97%
Actual		$ 1,000.00	$ 1,074.50	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,080.10	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class Z	.79%
Actual		$ 1,000.00	$ 1,080.60	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
Bayer AG (Germany, Pharmaceuticals)	1.5	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	21.2
Consumer Discretionary	17.5	15.6
Health Care	16.8	16.7
Information Technology	13.0	13.9
Consumer Staples	11.2	12.0
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.7	16.8
Japan	16.0	17.7
United States of America	7.0	7.9
Germany	6.6	6.2
Switzerland	4.6	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 97.1%	Stocks 98.1%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
Argentina - 0.1%
YPF SA Class D sponsored ADR	94,700	$ 2,892
Australia - 1.6%
Ansell Ltd.	258,534	5,338
Australia & New Zealand Banking Group Ltd.	628,447	16,904
CSL Ltd.	134,080	9,653
TOTAL AUSTRALIA		31,895
Austria - 0.2%
Andritz AG	52,900	3,097
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	33,200	1,828
Bailiwick of Jersey - 2.3%
Experian PLC	159,100	2,842
Shire PLC	255,300	20,747
Wolseley PLC	206,223	12,197
WPP PLC	445,924	10,400
TOTAL BAILIWICK OF JERSEY		46,186
Belgium - 2.9%
Anheuser-Busch InBev SA NV	289,931	35,299
Arseus NV	61,500	2,718
KBC Groep NV	276,191	18,172
UCB SA	20,300	1,462
TOTAL BELGIUM		57,651
Bermuda - 0.1%
Travelport Worldwide Ltd. (e)	181,800	2,878
Brazil - 0.1%
Cielo SA	92,280	1,285
Canada - 3.7%
Agrium, Inc.	40,200	4,165
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	421,300	16,126
AutoCanada, Inc.	36,900	1,222
CGI Group, Inc. Class A (sub. vtg.) (a)	326,100	13,725
Constellation Software, Inc.	28,300	11,095
Constellation Software, Inc. rights 9/15/15 (a)	28,300	8
Fairfax India Holdings Corp. (a)	494,000	5,972
Imperial Oil Ltd.	105,900	4,668
Keyera Corp. (e)	98,200	3,457
PrairieSky Royalty Ltd.	38,000	1,043
Suncor Energy, Inc.	265,200	8,636
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	122,000	$ 4,211
TransForce, Inc.	53,300	1,204
TOTAL CANADA		75,532
Cayman Islands - 1.7%
58.com, Inc. ADR (a)	43,400	3,311
Alibaba Group Holding Ltd. sponsored ADR	49,500	4,024
Baidu.com, Inc. sponsored ADR (a)	14,100	2,824
China Modern Dairy Holdings Ltd. (e)	8,770,000	3,576
Lee's Pharmaceutical Holdings Ltd.	1,208,500	2,242
Melco Crown Entertainment Ltd. sponsored ADR (e)	259,500	5,299
PW Medtech Group Ltd. (a)	6,447,000	2,770
Sands China Ltd.	1,555,200	6,371
Tencent Holdings Ltd.	196,800	4,062
TOTAL CAYMAN ISLANDS		34,479
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	166,700	3,641
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	2,341,400	5,273
Inner Mongoli Yili Industries Co. Ltd.	366,954	2,157
Kweichow Moutai Co. Ltd.	159,100	6,470
Qingdao Haier Co. Ltd.	1,457,400	6,370
Weifu High-Technology Co. Ltd. (B Shares)	146,700	686
TOTAL CHINA		20,956
Curacao - 0.2%
Schlumberger Ltd.	52,700	4,986
Denmark - 2.5%
Genmab A/S (a)	132,800	10,226
NNIT A/S	132,887	3,102
Novo Nordisk A/S Series B	671,940	37,721
TOTAL DENMARK		51,049
Egypt - 0.0%
Edita Food Industries SAE (a)	99,393	332
Finland - 0.4%
Nokia Corp.	350,900	2,368
Sampo Oyj (A Shares)	113,300	5,490
TOTAL FINLAND		7,858
Common Stocks - continued
	Shares	Value (000s)
France - 3.9%
Accor SA	74,419	$ 4,081
Air Liquide SA	60,260	7,881
AXA SA (e)	486,600	12,304
BNP Paribas SA	126,543	7,991
Danone SA	69,500	5,029
LVMH Moet Hennessy - Louis Vuitton SA	13,014	2,276
Numericable Group SA (a)	98,244	5,455
Publicis Groupe SA	130,510	10,946
Rexel SA	21,400	403
Sanofi SA	228,180	23,227
TOTAL FRANCE		79,593
Germany - 4.9%
adidas AG	47,590	3,899
Bayer AG	207,452	29,859
Brenntag AG	75,600	4,536
Continental AG (e)	42,000	9,843
Deutsche Boerse AG	31,800	2,635
Fresenius SE & Co. KGaA	299,800	17,836
Gerry Weber International AG (Bearer)	12,800	418
KION Group AG	68,100	3,021
Linde AG	48,247	9,428
OSRAM Licht AG	129,166	6,805
ProSiebenSat.1 Media AG	170,600	8,722
Symrise AG	47,600	2,886
TOTAL GERMANY		99,888
Hong Kong - 1.7%
AIA Group Ltd.	4,375,200	29,241
Galaxy Entertainment Group Ltd.	414,000	2,003
Hang Seng Bank Ltd.	108,900	2,126
Melco International Development Ltd.	168,000	285
TOTAL HONG KONG		33,655
India - 3.2%
Apollo Hospitals Enterprise Ltd. (a)	178,997	3,203
Axis Bank Ltd. (a)	514,333	4,617
Bharti Infratel Ltd.	1,109,288	7,005
Exide Industries Ltd.	1,136,771	3,069
HCL Technologies Ltd.	131,777	1,826
HDFC Bank Ltd.	767,249	13,706
Housing Development Finance Corp. Ltd.	635,436	11,699
ITC Ltd. (a)	1,141,123	5,788
Common Stocks - continued
	Shares	Value (000s)
India - continued
LIC Housing Finance Ltd.	241,904	$ 1,637
Lupin Ltd.	139,124	3,881
Pidilite Industries Ltd.	708,156	6,319
Sun Pharmaceutical Industries Ltd. (a)	60,230	890
TOTAL INDIA		63,640
Indonesia - 0.7%
PT Astra International Tbk	3,210,200	1,696
PT Bank Central Asia Tbk	6,610,300	6,872
PT Bank Rakyat Indonesia Tbk	5,117,000	4,589
TOTAL INDONESIA		13,157
Ireland - 2.4%
Actavis PLC (a)	66,700	18,867
DCC PLC (United Kingdom)	71,500	4,548
Greencore Group PLC	1,069,521	5,804
Horizon Pharma PLC (a)	86,700	2,438
Kerry Group PLC Class A	40,000	2,942
Perrigo Co. PLC	23,300	4,270
Ryanair Holdings PLC sponsored ADR	147,800	9,585
TOTAL IRELAND		48,454
Isle of Man - 0.2%
Optimal Payments PLC (a)	481,700	2,189
Optimal Payments PLC rights 5/1/15 (a)	802,833	1,704
Playtech Ltd.	20,831	262
TOTAL ISLE OF MAN		4,155
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	120,100	10,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	322,300	19,473
TOTAL ISRAEL		29,499
Italy - 1.1%
Intesa Sanpaolo SpA	3,501,400	11,763
Mediaset SpA	992,600	5,102
UniCredit SpA	146,116	1,049
World Duty Free SpA (a)	419,842	4,687
TOTAL ITALY		22,601
Japan - 16.0%
Ain Pharmaciez, Inc.	77,700	2,741
Astellas Pharma, Inc.	1,390,900	21,657
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiichikosho Co. Ltd.	74,400	$ 2,400
Don Quijote Holdings Co. Ltd.	138,100	10,536
Fast Retailing Co. Ltd.	20,700	8,153
Glory Ltd.	86,100	2,383
GMO Internet, Inc.	200,900	2,526
Hoya Corp.	664,900	25,626
Japan Exchange Group, Inc.	376,900	10,889
Japan Tobacco, Inc.	549,000	19,172
KDDI Corp.	673,800	15,944
Keyence Corp.	39,300	20,980
Komatsu Ltd.	131,600	2,648
Medical System Network Co. Ltd. (e)	752,500	3,293
Minebea Ltd.	40,000	613
Misumi Group, Inc.	34,800	1,306
Mitsubishi Electric Corp.	436,000	5,694
Mitsubishi UFJ Financial Group, Inc.	3,687,800	26,199
NEC Corp.	2,815,000	9,366
NGK Spark Plug Co. Ltd.	127,500	3,570
Nitori Holdings Co. Ltd.	86,000	6,614
Olympus Corp. (a)	100,200	3,608
OMRON Corp.	163,100	7,489
ORIX Corp.	2,406,200	37,004
Rakuten, Inc.	1,179,700	20,610
Seven & i Holdings Co. Ltd.	129,500	5,566
SHIMANO, Inc.	51,800	7,420
Shinsei Bank Ltd.	1,893,000	3,874
SoftBank Corp.	244,700	15,296
Suzuki Motor Corp.	167,000	5,398
TDK Corp.	44,000	3,169
Tsuruha Holdings, Inc.	116,000	8,413
VT Holdings Co. Ltd.	606,600	3,044
TOTAL JAPAN		323,201
Korea (South) - 1.0%
Orion Corp.	6,412	7,459
Samsung Electronics Co. Ltd.	9,449	12,369
TOTAL KOREA (SOUTH)		19,828
Luxembourg - 1.7%
Altice SA (a)	216,061	22,847
Eurofins Scientific SA	38,800	10,929
TOTAL LUXEMBOURG		33,776
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 3.1%
AEGON NV	1,833,100	$ 14,463
AerCap Holdings NV (a)	29,200	1,363
IMCD Group BV	122,800	4,576
ING Groep NV (Certificaten Van Aandelen)	804,500	12,342
LyondellBasell Industries NV Class A	12,700	1,315
Reed Elsevier NV	339,856	8,196
Unilever NV (Certificaten Van Aandelen) (Bearer)	476,200	20,772
TOTAL NETHERLANDS		63,027
Norway - 0.2%
Telenor ASA	187,400	4,232
Philippines - 0.4%
Alliance Global Group, Inc.	12,852,154	7,317
Singapore - 0.4%
United Overseas Bank Ltd.	397,000	7,348
South Africa - 1.3%
EOH Holdings Ltd.	427,200	5,800
Naspers Ltd. Class N	132,500	20,839
TOTAL SOUTH AFRICA		26,639
Spain - 1.7%
Amadeus IT Holding SA Class A	257,400	11,733
Hispania Activos Inmobiliarios SA (a)	131,400	1,872
Inditex SA	656,784	21,076
TOTAL SPAIN		34,681
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	100,600	5,836
HEXPOL AB (B Shares)	16,800	1,800
Nordea Bank AB	995,200	12,644
Svenska Cellulosa AB (SCA) (B Shares)	568,800	14,388
Svenska Handelsbanken AB (A Shares)	186,800	8,622
TOTAL SWEDEN		43,290
Switzerland - 4.6%
Actelion Ltd.	58,435	7,689
Compagnie Financiere Richemont SA Series A	94,440	8,418
Nestle SA	40,095	3,111
Roche Holding AG (participation certificate)	91,362	26,144
Sika AG (Bearer)	1,690	5,801
Sunrise Communications Group AG	34,423	3,201
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	57,379	$ 19,201
UBS Group AG	965,133	19,281
TOTAL SWITZERLAND		92,846
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,009,800	24,680
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	958,600	6,109
United Kingdom - 17.7%
Al Noor Hospitals Group PLC	326,200	4,493
Associated British Foods PLC	175,100	7,645
B&M European Value Retail S.A.	1,929,923	8,933
Babcock International Group PLC	231,000	3,563
Barclays PLC	1,030,711	4,033
BG Group PLC	1,008,869	18,274
British American Tobacco PLC sponsored ADR	119,400	13,147
BT Group PLC	2,178,900	15,197
Bunzl PLC	138,200	3,886
Capita Group PLC	172,000	3,011
Compass Group PLC	448,900	7,936
Diploma PLC	401,600	4,926
easyJet PLC	180,400	4,988
Essentra PLC	939,300	13,788
Exova Group Ltd. PLC	644,700	1,871
GlaxoSmithKline PLC	461,700	10,664
Hikma Pharmaceuticals PLC	238,987	7,474
HSBC Holdings PLC sponsored ADR	69,097	3,429
IMI PLC	189,700	3,635
Imperial Tobacco Group PLC	88,997	4,346
Indivior PLC (a)	758,400	2,311
Intertek Group PLC	50,500	2,018
ITV PLC	2,855,800	11,088
Johnson Matthey PLC	121,600	6,217
Liberty Global PLC:
Class A (a)	68,400	3,566
Class C (a)	48,700	2,457
Lloyds Banking Group PLC	22,100,900	26,174
London Stock Exchange Group PLC	158,500	6,170
Meggitt PLC	968,573	7,827
Melrose PLC	504,700	2,048
Micro Focus International PLC	538,200	10,359
Next PLC	165,600	18,618
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Poundland Group PLC	720,036	$ 3,444
Prudential PLC	1,008,173	25,101
Reckitt Benckiser Group PLC	191,113	17,010
Rolls-Royce Group PLC	733,500	11,694
SABMiller PLC	198,100	10,486
Schroders PLC	105,600	5,238
Spectris PLC	138,900	4,565
Sports Direct International PLC (a)	459,400	4,342
St. James's Place Capital PLC	1,046,900	14,280
Virgin Money Holdings Uk PLC (a)	506,800	3,065
Vodafone Group PLC	1,092,700	3,850
Whitbread PLC	122,013	9,798
TOTAL UNITED KINGDOM		356,965
United States of America - 6.7%
Alexion Pharmaceuticals, Inc. (a)	47,600	8,055
Alliance Data Systems Corp. (a)	20,900	6,214
Amgen, Inc.	43,800	6,916
Celgene Corp. (a)	41,500	4,484
Celldex Therapeutics, Inc. (a)	41,800	1,003
CF Industries Holdings, Inc.	15,900	4,571
Energizer Holdings, Inc.	11,600	1,585
FedEx Corp.	11,800	2,001
Fidelity National Information Services, Inc.	96,600	6,037
Google, Inc.:
Class A (a)	11,095	6,089
Class C (a)	19,849	10,666
Las Vegas Sands Corp.	134,800	7,128
MasterCard, Inc. Class A	127,700	11,520
McGraw Hill Financial, Inc.	174,300	18,179
Mead Johnson Nutrition Co. Class A	49,700	4,767
Noble Energy, Inc.	92,400	4,687
Oceaneering International, Inc.	35,600	1,962
Qorvo, Inc. (a)	30,815	2,031
QUALCOMM, Inc.	118,800	8,078
ResMed, Inc.	26,400	1,688
The Blackstone Group LP	152,700	6,255
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Total System Services, Inc.	15,300	$ 605
Visa, Inc. Class A	174,800	11,546
TOTAL UNITED STATES OF AMERICA		136,067
TOTAL COMMON STOCKS (Cost $1,474,187)		1,921,193
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(i)	60,264	486
Series D (a)(i)	18,951	153
TOTAL UNITED STATES OF AMERICA		639
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	150,900	17,528
Volkswagen AG (e)	60,600	15,601
TOTAL GERMANY		33,129
United Kingdom - 0.0%
Rolls-Royce Group PLC	103,423,500	159
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,288
TOTAL PREFERRED STOCKS (Cost $23,442)		33,927
Government Obligations - 0.0%
		Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 6/25/15 to 7/2/15 (h) (Cost $220)		$ 220	220
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488)	EUR	1,620	$ 1,946
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	55,070,812	55,071
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	50,126,158	50,126
TOTAL MONEY MARKET FUNDS (Cost $105,197)		105,197
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,605,534)		2,062,483
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(43,211)
NET ASSETS - 100%		$ 2,019,272
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
57 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 5,540	$ 166
The face value of futures purchased as a percentage of net assets is 0.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,946,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $220.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	268
Total	$ 294
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 357,551	$ 63,869	$ 293,043	$ 639
Consumer Staples	225,780	61,407	164,373	-
Energy	54,816	36,542	18,274	-
Financials	429,338	120,360	308,978	-
Health Care	337,038	95,171	241,867	-
Industrials	136,874	26,902	109,972	-
Information Technology	261,985	155,587	106,398	-
Materials	87,013	20,011	67,002	-
Telecommunication Services	64,725	7,005	57,720	-
Government Obligations	220	-	220	-
Preferred Securities	1,946	-	1,946	-
Money Market Funds	105,197	105,197	-	-
Total Investments in Securities:	$ 2,062,483	$ 692,051	$ 1,369,793	$ 639
Derivative Instruments:
Assets
Futures Contracts	$ 166	$ 166	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 511,150
Level 2 to Level 1	$ 139,325
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 166	$ -
Total Value of Derivatives	$ 166	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,916) - See accompanying schedule: Unaffiliated issuers (cost $1,500,337)	$ 1,957,286
Fidelity Central Funds (cost $105,197)	105,197
Total Investments (cost $1,605,534)		$ 2,062,483
Foreign currency held at value (cost $1,013)		1,013
Receivable for investments sold		8,982
Receivable for fund shares sold		2,837
Dividends receivable		8,067
Distributions receivable from Fidelity Central Funds		89
Prepaid expenses		1
Other receivables		201
Total assets		2,083,673

Liabilities
Payable for investments purchased	$ 7,318
Payable for fund shares redeemed	1,797
Accrued management fee	1,135
Distribution and service plan fees payable	487
Payable for daily variation margin for derivative instruments	113
Other affiliated payables	429
Other payables and accrued expenses	2,996
Collateral on securities loaned, at value	50,126
Total liabilities		64,401

Net Assets		$ 2,019,272
Net Assets consist of:
Paid in capital		$ 4,201,141
Undistributed net investment income		4,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,641,088)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		454,396
Net Assets		$ 2,019,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($674,013 ÷ 32,310.1 shares)	$ 20.86

Maximum offering price per share (100/94.25 of $20.86)	$ 22.13
Class T: Net Asset Value and redemption price per share ($288,507 ÷ 13,936.5 shares)	$ 20.70

Maximum offering price per share (100/96.50 of $20.70)	$ 21.45
Class B: Net Asset Value and offering price per share ($15,158 ÷ 753.4 shares)A	$ 20.12

Class C: Net Asset Value and offering price per share ($252,770 ÷ 12,646.7 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($714,524 ÷ 33,699.2 shares)	$ 21.20

Class Z: Net Asset Value, offering price and redemption price per share ($74,300 ÷ 3,506.2 shares)	$ 21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 18,223
Interest		15
Income from Fidelity Central Funds		294
Income before foreign taxes withheld		18,532
Less foreign taxes withheld		(1,312)
Total income		17,220

Expenses
Management fee	$ 6,476
Transfer agent fees	2,092
Distribution and service plan fees	2,820
Accounting and security lending fees	427
Custodian fees and expenses	117
Independent trustees' compensation	4
Registration fees	106
Audit	48
Legal	3
Miscellaneous	14
Total expenses before reductions	12,107
Expense reductions	(31)	12,076
Net investment income (loss)		5,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,599
Foreign currency transactions	(254)
Futures contracts	242
Total net realized gain (loss)		22,587
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $348)	117,711
Assets and liabilities in foreign currencies	220
Futures contracts	166
Total change in net unrealized appreciation (depreciation)		118,097
Net gain (loss)		140,684
Net increase (decrease) in net assets resulting from operations		$ 145,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,144	$ 25,980
Net realized gain (loss)	22,587	174,288
Change in net unrealized appreciation (depreciation)	118,097	(153,908)
Net increase (decrease) in net assets resulting from operations	145,828	46,360
Distributions to shareholders from net investment income	(18,738)	(17,375)
Distributions to shareholders from net realized gain	(2,141)	(17,564)
Total distributions	(20,879)	(34,939)
Share transactions - net increase (decrease)	(17,166)	(109,770)
Redemption fees	12	19
Total increase (decrease) in net assets	107,795	(98,330)

Net Assets
Beginning of period	1,911,477	2,009,807
End of period (including undistributed net investment income of $4,823 and undistributed net investment income of $18,417, respectively)	$ 2,019,272	$ 1,911,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Income from Investment Operations
Net investment income (loss) E	.06	.27H	.19	.18	.22 I	.14
Net realized and unrealized gain (loss)	1.46	.17	3.92	1.03	(1.01)	1.44
Total from investment operations	1.52	.44	4.11	1.21	(.79)	1.58
Distributions from net investment income	(.20)	(.18)	(.21)	(.19)	(.20)	(.19)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.22)	(.35)	(.27)	(.19)	(.23)	(.20)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.86	$ 19.56	$ 19.47	$ 15.63	$ 14.61	$ 15.63
Total ReturnB, C, D	7.86%	2.28%	26.69%	8.47%	(5.15)%	11.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.23%A	1.26%	1.31%	1.32%	1.31%	1.32%
Expenses net of fee waivers, if any	1.23%A	1.26%	1.30%	1.32%	1.31%	1.32%
Expenses net of all reductions	1.22%A	1.26%	1.28%	1.31%	1.29%	1.30%
Net investment income (loss)	.56%A	1.34% H	1.08%	1.20%	1.38% I	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 674	$ 693	$ 756	$ 762	$ 916	$ 1,302
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.03	.21H	.14	.14	.18 I	.10
Net realized and unrealized gain (loss)	1.46	.18	3.89	1.03	(.99)	1.43
Total from investment operations	1.49	.39	4.03	1.17	(.81)	1.53
Distributions from net investment income	(.15)	(.14)	(.16)	(.14)	(.16)	(.16)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.17)	(.31)	(.22)	(.14)	(.20) L	(.17)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.70	$ 19.38	$ 19.30	$ 15.49	$ 14.46	$ 15.47
Total ReturnB, C, D	7.73%	2.04%	26.37%	8.17%	(5.35)%	10.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of fee waivers, if any	1.49%A	1.51%	1.55%	1.58%	1.55%	1.55%
Expenses net of all reductions	1.48%A	1.51%	1.53%	1.57%	1.53%	1.53%
Net investment income (loss)	.31%A	1.09% H	.83%	.94%	1.14% I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 289	$ 284	$ 319	$ 304	$ 404	$ 621
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Income from Investment Operations
Net investment income (loss) E	(.02)	.10H	.05	.06	.09 I	.02
Net realized and unrealized gain (loss)	1.41	.17	3.77	1.00	(.96)	1.38
Total from investment operations	1.39	.27	3.82	1.06	(.87)	1.40
Distributions from net investment income	-	-	(.06)	(.02)	(.10)	(.09)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.02)	(.17)	(.12)	(.02)	(.13)	(.10)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.12	$ 18.75	$ 18.65	$ 14.95	$ 13.91	$ 14.91
Total ReturnB, C, D	7.43%	1.45%	25.72%	7.64%	(5.89)%	10.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of fee waivers, if any	2.05%A	2.07%	2.08%	2.08%	2.08%	2.09%
Expenses net of all reductions	2.04%A	2.07%	2.06%	2.07%	2.06%	2.07%
Net investment income (loss)	(.25)%A	.53%H	.30%	.44%	.61% I	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 36	$ 59	$ 94	$ 157
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Income from Investment Operations
Net investment income (loss) E	(.02)	.11H	.06	.06	.10 I	.03
Net realized and unrealized gain (loss)	1.41	.18	3.75	1.01	(.96)	1.38
Total from investment operations	1.39	.29	3.81	1.07	(.86)	1.41
Distributions from net investment income	(.06)	(.07)	(.09)	(.05)	(.11)	(.10)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.08)	(.24)	(.15)	(.05)	(.14)	(.11)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 19.99	$ 18.68	$ 18.63	$ 14.97	$ 13.95	$ 14.95
Total ReturnB, C, D	7.45%	1.58%	25.71%	7.71%	(5.83)%	10.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of fee waivers, if any	1.97%A	2.00%	2.04%	2.06%	2.05%	2.06%
Expenses net of all reductions	1.97%A	2.00%	2.01%	2.05%	2.03%	2.04%
Net investment income (loss)	(.18)%A	.60%H	.35%	.46%	.64% I	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 253	$ 243	$ 264	$ 246	$ 302	$ 419
Portfolio turnover rate G	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.24	.23	.28H	.19
Net realized and unrealized gain (loss)	1.50	.18	3.98	1.05	(1.03)	1.47
Total from investment operations	1.58	.51	4.22	1.28	(.75)	1.66
Distributions from net investment income	(.26)	(.23)	(.26)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.17)	(.06)	-	(.03)	(.01)
Total distributions	(.29) K	(.40)	(.32)	(.25)	(.28)	(.24)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 19.91	$ 19.80	$ 15.90	$ 14.87	$ 15.90
Total ReturnB, C	8.01%	2.60%	27.03%	8.83%	(4.85)%	11.55%
Ratios to Average Net Assets E, I
Expenses before reductions	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.95%A	.97%	.99%	1.00%	.99%	.99%
Expenses net of all reductions	.95%A	.97%	.97%	.99%	.97%	.97%
Net investment income (loss)	.84%A	1.63% G	1.39%	1.52%	1.70%H	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 715	$ 648	$ 636	$ 546	$ 723	$ 1,316
Portfolio turnover rate F	35%A	40%	50%	34%	48%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.10	.36 G	.03
Net realized and unrealized gain (loss)	1.48	.19	1.24
Total from investment operations	1.58	.55	1.27
Distributions from net investment income	(.30)	(.26)	-
Distributions from net realized gain	(.02)	(.17)	-
Total distributions	(.32)	(.43)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 21.19	$ 19.93	$ 19.81
Total ReturnB, C	8.06%	2.81%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.81%	.83%A
Expenses net of fee waivers, if any	.79%A	.81%	.83%A
Expenses net of all reductions	.79%A	.81%	.80%A
Net investment income (loss)	1.00%A	1.79% G	.77%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,300	$ 24,050	$ 107
Portfolio turnover rate F	35% A	40%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,515
Gross unrealized depreciation	(44,520)
Net unrealized appreciation (depreciation) on securities	$ 439,995

Tax cost	$ 1,622,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,645,401)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $242 and a change in net unrealized appreciation (depreciation) of $166 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $327,920 and $388,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 826	$ 11
Class T	.25%	.25%	700	8
Class B	.75%	.25%	85	64
Class C	.75%	.25%	1,209	63
			$ 2,820	$ 146

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	14
Class B*	4
Class C*	3
$ 76

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 760.23
Class T	334.24
Class B	25.30
Class C	274.23
Institutional Class	688.20
Class Z	11.05
	$ 2,092

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $268. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 7,030	$ 6,853
Class T	2,091	2,251
Class C	706	979
Institutional Class	8,555	7,291
Class Z	356	1
Total	$ 18,738	$ 17,375
From net realized gain
Class A	$ 727	$ 6,584
Class T	317	2,789
Class B	21	307
Class C	280	2,390
Institutional Class	770	5,493
Class Z	26	1
Total	$ 2,141	$ 17,564
Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	2,549	4,795	$ 50,913	$ 94,751
Reinvestment of distributions	378	646	7,410	12,430
Shares redeemed	(6,048)	(8,821)	(118,437)	(174,243)
Net increase (decrease)	(3,121)	(3,380)	$ (60,114)	$ (67,062)
Class T
Shares sold	723	1,185	$ 14,404	$ 23,252
Reinvestment of distributions	120	249	2,332	4,764
Shares redeemed	(1,536)	(3,330)	(30,093)	(65,214)
Net increase (decrease)	(693)	(1,896)	$ (13,357)	$ (37,198)
Class B
Shares sold	5	29	$ 113	$ 537
Reinvestment of distributions	1	15	19	278
Shares redeemed	(274)	(933)	(5,254)	(17,767)
Net increase (decrease)	(268)	(889)	$ (5,122)	$ (16,952)
Class C
Shares sold	729	874	$ 14,145	$ 16,572
Reinvestment of distributions	44	149	826	2,754
Shares redeemed	(1,160)	(2,144)	(22,019)	(40,544)
Net increase (decrease)	(387)	(1,121)	$ (7,048)	$ (21,218)
Institutional Class
Shares sold	6,864	7,676	$ 137,046	$ 154,759
Reinvestment of distributions	415	582	8,253	11,367
Shares redeemed	(6,132)	(7,810)	(121,836)	(158,739)
Net increase (decrease)	1,147	448	$ 23,463	$ 7,387
Class Z
Shares sold	2,501	1,246	$ 49,131	$ 26,144
Reinvestment of distributions	19	-	382	2
Shares redeemed	(221)	(44)	(4,501)	(873)
Net increase (decrease)	2,299	1,202	$ 45,012	$ 25,273

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIFZ-USAN-0615
1.9585028.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.38%
Actual		$ 1,000.00	$ 1,135.70	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.69%
Actual		$ 1,000.00	$ 1,134.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.19%
Actual		$ 1,000.00	$ 1,131.40	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Class C	2.12%
Actual		$ 1,000.00	$ 1,131.80	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,137.80	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	5.6	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8	4.1
Tencent Holdings Ltd.	3.1	3.0
China Construction Bank Corp. (H Shares)	2.6	2.4
AIA Group Ltd.	2.6	1.4
Industrial & Commercial Bank of China Ltd. (H Shares)	2.0	0.9
Bank of China Ltd. (H Shares)	1.8	1.8
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1.6	1.4
Hyundai Motor Co.	1.6	1.3
CNOOC Ltd. sponsored ADR	1.6	0.0
	26.3
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	31.7
Information Technology	20.7	23.0
Consumer Discretionary	10.6	11.4
Telecommunication Services	6.8	6.4
Energy	6.2	3.7
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 99.3%	Stocks 99.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 0.1%
Beacon Lighting Group Ltd.	65,233	$ 99,115
Sino Gas & Energy Ltd. (a)	1,335,338	174,359
TOTAL AUSTRALIA		273,474
Bailiwick of Jersey - 0.4%
West China Cement Ltd.	7,260,000	1,245,821
Bermuda - 2.7%
Brilliance China Automotive Holdings Ltd.	586,000	1,103,870
BW LPG Ltd.	9,210	81,449
BW Offshore Ltd.	169,900	126,575
Cheung Kong Infrastructure Holdings Ltd.	54,000	458,445
CSI Properties Ltd.	13,040,000	529,975
Great Eagle Holdings Ltd.	666,000	2,461,877
Hongkong Land Holdings Ltd.	206,000	1,668,600
Kerry Logistics Network Ltd.	193,500	312,574
Luye Pharma Group Ltd.	84,000	107,946
PAX Global Technology Ltd. (a)	560,000	816,458
Skyworth Digital Holdings Ltd.	356,000	318,310
Yue Yuen Industrial (Holdings) Ltd.	427,000	1,625,240
TOTAL BERMUDA		9,611,319
British Virgin Islands - 0.2%
Michael Kors Holdings Ltd. (a)	8,500	525,810
Cayman Islands - 9.0%
58.com, Inc. ADR (a)	13,100	999,268
AMVIG Holdings Ltd.	348,000	190,376
Belle International Holdings Ltd.	713,000	917,175
Best Pacific International Holdings Ltd.	836,000	377,522
China Lodging Group Ltd. ADR (a)	40,872	920,437
China Modern Dairy Holdings Ltd.	1,743,000	710,644
China Resources Cement Holdings Ltd.	2,153,972	1,375,665
China Sanjiang Fine Chemicals Ltd.	1,914,000	824,814
China State Construction International Holdings Ltd.	450,000	869,745
ChinaCache International Holdings Ltd. sponsored ADR (a)	12,300	173,307
Ctrip.com International Ltd. sponsored ADR (a)	10,800	687,744
ENN Energy Holdings Ltd.	170,000	1,228,300
Greatview Aseptic Pack Co. Ltd.	1,450,000	875,551
Hosa International Ltd.	54,000	27,799
iKang Healthcare Group, Inc. sponsored ADR	8,900	155,839
International Housewares Retail Co. Ltd.	1,909,000	539,408
Lee's Pharmaceutical Holdings Ltd.	126,000	233,774
Lifestyle International Holdings Ltd.	405,000	757,688
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Lifetech Scientific Corp. (a)	320,000	$ 59,454
Longfor Properties Co. Ltd.	885,500	1,542,374
Pico Far East Holdings Ltd.	650,000	188,696
Qunar Cayman Islands Ltd. sponsored ADR (a)	14,400	674,352
Samson Holding Ltd.	1,152,000	167,957
Sino Biopharmaceutical Ltd.	1,200,000	1,374,870
SITC International Holdings Co. Ltd.	777,000	576,443
Sitoy Group Holdings Ltd.	303,000	188,042
SOHO China Ltd.	1,370,000	1,041,126
SPT Energy Group, Inc.	834,000	188,309
Sunny Optical Technology Group Co. Ltd.	201,000	450,208
Tencent Holdings Ltd.	524,400	10,823,029
Value Partners Group Ltd.	589,000	1,094,322
Vipshop Holdings Ltd. ADR (a)	17,900	506,391
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	13,300	574,161
Xinyi Solar Holdings Ltd.	452,000	159,209
TOTAL CAYMAN ISLANDS		31,473,999
China - 22.2%
Agricultural Bank of China Ltd. (H Shares)	3,326,000	1,879,593
Anhui Conch Cement Co. Ltd. (H Shares)	255,500	1,038,410
Bank of China Ltd. (H Shares)	9,046,000	6,220,872
Baoshan Iron & Steel Co. Ltd.	348,700	504,262
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	398,000	197,702
China Cinda Asset Management Co. Ltd. (H Shares) (a)	1,693,000	1,009,175
China Communications Construction Co. Ltd. (H Shares)	1,644,000	3,007,776
China Construction Bank Corp. (H Shares)	9,508,000	9,261,975
China Life Insurance Co. Ltd. (H Shares)	1,107,000	5,372,586
China National Building Materials Co. Ltd. (H Shares)	726,000	884,252
China Pacific Insurance Group Co. Ltd. (H Shares)	658,000	3,591,152
China Railway Group Ltd. (H Shares)	1,824,000	2,569,892
China Shenhua Energy Co. Ltd. (H Shares)	1,082,500	2,814,300
China Telecom Corp. Ltd. (H Shares)	4,700,000	3,498,977
China Vanke Co. Ltd. (H Shares) (a)	834,400	2,223,114
Chongqing Changan Automobile Co. Ltd. (B Shares)	194,800	638,396
Daqin Railway Co. Ltd. (A Shares)	238,100	536,251
Great Wall Motor Co. Ltd. (H Shares)	220,500	1,682,793
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,374,000	1,283,401
Industrial & Commercial Bank of China Ltd. (H Shares)	8,285,000	7,186,913
Inner Mongoli Yili Industries Co. Ltd.	227,700	1,338,418
Jiangling Motors Corp. Ltd. (B Shares)	10,400	55,834
Jiangsu Hengrui Medicine Co. Ltd.	39,900	366,721
Common Stocks - continued
	Shares	Value
China - continued
Kweichow Moutai Co. Ltd.	29,549	$ 1,201,577
Maanshan Iron & Steel Ltd. (H Shares) (a)	814,000	317,175
People's Insurance Co. of China Group (H Shares)	2,530,000	1,759,449
PetroChina Co. Ltd. (H Shares)	4,008,000	5,169,374
PICC Property & Casualty Co. Ltd. (H Shares)	741,060	1,648,383
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	391,000	5,619,911
Qingdao Haier Co. Ltd.	160,711	702,405
SAIC Motor Corp. Ltd.	164,051	714,093
Shanghai International Airport Co. Ltd.	211,200	940,778
Shenzhen Expressway Co. (H Shares)	398,000	380,512
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	381,403
Weifu High-Technology Co. Ltd. (B Shares)	77,600	363,042
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	140,000	646,664
Zhejiang Expressway Co. Ltd. (H Shares)	156,000	248,375
Zhengzhou Yutong Bus Co. Ltd.	144,814	714,871
TOTAL CHINA		77,970,777
Hong Kong - 11.5%
AIA Group Ltd.	1,366,200	9,130,857
China Mobile Ltd.	257,500	3,677,946
China Power International Development Ltd.	1,371,000	886,222
China Resources Power Holdings Co. Ltd.	492,000	1,488,591
CNOOC Ltd. sponsored ADR (e)	31,600	5,411,500
Dah Chong Hong Holdings Ltd.	2,090,000	1,307,843
Dah Sing Banking Group Ltd.	184,000	401,210
Far East Horizon Ltd.	1,516,000	1,607,824
Fosun International Ltd.	461,000	1,153,905
Hang Seng Bank Ltd.	3,800	74,181
Henderson Land Development Co. Ltd.	191,000	1,535,285
HKT Trust/HKT Ltd. unit	1,439,500	1,927,864
Hysan Development Co. Ltd.	329,000	1,523,905
Lenovo Group Ltd.	1,282,000	2,216,462
Magnificent Estates Ltd.	1,896,000	90,512
PCCW Ltd.	3,816,000	2,545,461
Power Assets Holdings Ltd.	245,500	2,484,917
Techtronic Industries Co. Ltd.	332,000	1,180,123
Wheelock and Co. Ltd.	314,000	1,774,481
TOTAL HONG KONG		40,419,089
India - 9.8%
Adani Ports & Special Economic Zone	76,954	384,542
Apollo Tyres Ltd.	239,074	651,975
Common Stocks - continued
	Shares	Value
India - continued
Axis Bank Ltd. (a)	84,932	$ 762,436
Bajaj Finserv Ltd. (a)	34,389	776,500
Bharat Heavy Electricals Ltd.	255,151	955,797
Bharat Petroleum Corp. Ltd. (a)	100,952	1,214,883
Bharti Infratel Ltd.	198,566	1,253,933
Cox & Kings India Ltd.	199,983	969,583
Dr. Reddy's Laboratories Ltd. (a)	19,086	992,937
Edelweiss Financial Services Ltd.	556,677	541,805
Engineers India Ltd.	71,383	206,181
Future Retail Ltd. (a)	42,323	77,057
GAIL India Ltd. (a)	96,413	546,638
Grasim Industries Ltd.	10,508	654,941
HCL Technologies Ltd.	168,098	2,329,253
Hexaware Technologies Ltd.	194,711	862,673
IL&FS Transportation Networks Ltd. (a)	120,986	320,991
Indian Oil Corp. Ltd. (a)	292,075	1,660,131
JK Tyre & Industries Ltd. (a)	221,882	415,498
Just Dial Ltd.	28,025	471,988
LIC Housing Finance Ltd.	82,115	555,702
Mahindra & Mahindra Ltd. (a)	55,081	992,447
Maruti Suzuki India Ltd. (a)	27,742	1,640,523
McLeod Russel India Ltd.	94,682	361,011
NTPC Ltd.	687,939	1,627,081
Oil & Natural Gas Corp. Ltd.	228,160	1,091,474
Petronet LNG Ltd. (a)	468,836	1,288,516
Power Finance Corp. Ltd.	96,452	403,201
Power Grid Corp. of India Ltd.	131,131	310,684
Redington India Ltd. (a)	154,490	290,150
Reliance Capital Ltd. (a)	20,100	127,737
Sesa Sterlite Ltd.	491,869	1,616,959
Shriram City Union Finance Ltd.	14,220	431,583
Sun TV Ltd.	68,860	376,116
Tata Motors Ltd. (a)	363,489	2,912,471
The Jammu & Kashmir Bank Ltd.	389,918	589,347
Union Bank of India (a)	43,878	99,290
UPL Ltd.	119,411	921,969
Vakrangee Ltd.	75,631	126,631
VST Industries Ltd. (a)	11,571	295,176
Yes Bank Ltd.	178,821	2,362,183
TOTAL INDIA		34,469,993
Common Stocks - continued
	Shares	Value
Indonesia - 2.5%
PT Astra International Tbk	2,483,400	$ 1,312,346
PT Bank Central Asia Tbk	2,739,400	2,847,708
PT Bank Rakyat Indonesia Tbk	3,164,800	2,838,249
PT Gudang Garam Tbk	256,900	990,935
PT Media Nusantara Citra Tbk	1,541,500	262,219
PT United Tractors Tbk	322,000	531,595
TOTAL INDONESIA		8,783,052
Israel - 0.1%
Sarine Technologies Ltd.	260,500	403,586
Japan - 1.5%
Fuji Media Holdings, Inc.	77,300	1,082,179
KDDI Corp.	60,600	1,433,938
NGK Insulators Ltd.	30,000	673,912
SoftBank Corp.	19,100	1,193,948
Suzuki Motor Corp.	30,300	979,361
TOTAL JAPAN		5,363,338
Korea (South) - 16.8%
AMOREPACIFIC Corp.	660	2,379,924
AMOREPACIFIC Group, Inc.	1,682	2,545,385
BGFretail Co. Ltd.	6,418	700,128
Daewoo International Corp.	16,132	470,281
DGB Financial Group Co. Ltd.	77,194	870,763
Dongbu Insurance Co. Ltd.	45,461	2,308,693
Duksan Hi-Metal Co. Ltd. (a)	11,250	109,668
Hanjin Shipping Co. Ltd. (a)	56,221	394,081
Hyundai Hysco Co. Ltd.	37,535	2,320,869
Hyundai Motor Co.	35,763	5,611,263
Hyundai Steel Co.	27,527	2,011,285
InterPark INT Corp.	18,829	367,102
KB Financial Group, Inc.	100,977	3,832,420
KEPCO Plant Service & Engineering Co. Ltd.	4,242	383,198
Korea Aerospace Industries Ltd.	7,309	445,145
Korea Zinc Co. Ltd.	4,863	2,155,845
KTIS Corp.	26,664	139,619
LG Household & Health Care Ltd.	3,387	2,477,886
LOTTE Hi-Mart Co. Ltd.	2,738	180,990
Samsung Electronics Co. Ltd.	15,154	19,837,472
Shinhan Financial Group Co. Ltd.	83,006	3,419,168
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Hynix, Inc.	91,064	$ 3,901,740
SK Telecom Co. Ltd.	7,630	2,034,934
TOTAL KOREA (SOUTH)		58,897,859
Malaysia - 3.2%
AEON Credit Service Bhd	45,500	189,791
AMMB Holdings Bhd	212,000	386,212
Cahya Mata Sarawak Bhd	253,900	361,340
Glomac Bhd	439,300	118,380
IJM Corp. Bhd	323,200	664,998
Kossan Rubber Industries Bhd	442,200	744,758
Media Prima Bhd	965,200	455,168
MISC Bhd	223,500	574,042
Sunway Bhd	489,900	521,185
Tenaga Nasional Bhd	1,063,500	4,286,838
YTL Corp. Bhd	4,452,300	2,087,113
YTL Power International Bhd	2,195,800	986,184
TOTAL MALAYSIA		11,376,009
Philippines - 1.6%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	136,129
Alliance Global Group, Inc.	1,901,300	1,082,439
Ayala Land, Inc.	855,600	741,207
Globe Telecom, Inc.	17,400	850,987
Jollibee Food Corp.	75,790	338,052
LT Group, Inc.	90,900	30,358
Metropolitan Bank & Trust Co.	701,670	1,462,632
Robinsons Retail Holdings, Inc.	34,720	67,705
Security Bank Corp.	226,866	854,275
TOTAL PHILIPPINES		5,563,784
Singapore - 4.5%
Amtek Engineering Ltd.	193,000	97,725
Boustead Projects Pte Ltd. (a)	33,854	26,736
Boustead Singapore Ltd.	112,848	120,677
ComfortDelgro Corp. Ltd.	360,600	836,640
CWT Ltd.	115,000	166,868
Ezion Holdings Ltd.	2,282,100	2,078,243
Frasers Centrepoint Ltd.	120,000	171,856
Hyflux Ltd.	451,000	328,911
Mapletree Industrial (REIT)	1,617,693	1,968,324
Sheng Siong Group Ltd.	573,000	363,755
Singapore Telecommunications Ltd.	1,003,500	3,359,662
Common Stocks - continued
	Shares	Value
Singapore - continued
Sound Global Ltd. (a)	278,000	$ 251,079
United Overseas Bank Ltd.	232,500	4,303,148
UOL Group Ltd.	165,000	995,088
Wing Tai Holdings Ltd.	587,000	869,498
TOTAL SINGAPORE		15,938,210
Taiwan - 10.9%
ASUSTeK Computer, Inc.	196,000	2,083,132
Delta Electronics, Inc.	106,000	640,306
Fubon Financial Holding Co. Ltd.	1,937,000	4,180,621
Giant Manufacturing Co. Ltd.	29,000	250,457
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,734,000	5,208,907
NAK Sealing Technologies Corp.	40,000	146,281
Novatek Microelectronics Corp.	329,000	1,729,544
Pegatron Corp.	692,000	2,062,940
Pou Chen Corp.	704,000	989,591
Realtek Semiconductor Corp.	155,000	485,862
Richtek Technology Corp.	119,000	676,092
Sinopac Holdings Co.	5,382,028	2,442,702
Taishin Financial Holdings Co. Ltd.	3,033,392	1,391,601
Taiwan Semiconductor Manufacturing Co. Ltd.	2,761,393	13,294,099
Wistron Corp.	1,305,000	1,114,274
Wistron NeWeb Corp.	286,000	761,085
Yuanta Financial Holding Co. Ltd.	1,594,800	929,510
TOTAL TAIWAN		38,387,004
Thailand - 1.6%
Asian Property Development PCL (For. Reg.)	1,590,500	354,731
Bangkok Expressway PCL (For.Reg.)	290,600	343,905
CH. Karnchang PCL	461,600	353,676
Intouch Holdings PCL:
(For. Reg.)	690,901	1,614,304
NVDR	147,400	344,403
Preuksa Real Estate PCL (For. Reg.)	1,256,400	1,048,430
Thai Beverage PCL	3,136,100	1,694,613
TOTAL THAILAND		5,754,062
Common Stocks - continued
	Shares	Value
United States of America - 0.7%
China Biologic Products, Inc. (a)	2,200	$ 210,408
Cognizant Technology Solutions Corp. Class A (a)	38,900	2,277,206
TOTAL UNITED STATES OF AMERICA		2,487,614
TOTAL COMMON STOCKS (Cost $275,899,425)		348,944,800
Nonconvertible Bonds - 0.0%
Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	INR	615,670	123,008
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	4,896,401	4,896,401
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,024,675	4,024,675
TOTAL MONEY MARKET FUNDS (Cost $8,921,076)		8,921,076
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $284,943,813)		357,988,884
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,428,355)
NET ASSETS - 100%		$ 351,560,529
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,467
Fidelity Securities Lending Cash Central Fund	3,123
Total	$ 6,590
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,361,124	$ 29,746,590	$ 6,614,534	$ -
Consumer Staples	15,804,179	10,878,870	-	4,925,309
Energy	21,419,790	16,042,392	5,377,398	-
Financials	115,855,116	95,281,593	20,573,523	-
Health Care	5,202,271	4,209,334	992,937	-
Industrials	20,120,795	19,446,883	673,912	-
Information Technology	73,900,963	49,783,835	24,117,128	-
Materials	18,092,099	15,820,199	2,271,900	-
Telecommunication Services	23,736,357	15,395,591	8,340,766	-
Utilities	18,452,106	17,890,343	310,684	251,079
Corporate Bonds	123,008	-	123,008	-
Money Market Funds	8,921,076	8,921,076	-	-
Total Investments in Securities:	$ 357,988,884	$ 283,416,706	$ 69,395,790	$ 5,176,388

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,014,974
Level 2 to Level 1	$ 145,306,369
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,753,018
Cost of Purchases	551,318
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	2,620,973
Transfers out of Level 3	-
Ending Balance	$ 4,925,309
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 1,753,018
Other Investments in Securities
Beginning Balance	$ 2,916,359
Net Realized Gain (Loss) on Investment Securities	2,384,311
Net Unrealized Gain (Loss) on Investment Securities	(744,871)
Cost of Purchases	304,674
Proceeds of Sales	(4,609,394)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 251,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (53,595)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,921,625) - See accompanying schedule: Unaffiliated issuers (cost $276,022,737)	$ 349,067,808
Fidelity Central Funds (cost $8,921,076)	8,921,076
Total Investments (cost $284,943,813)		$ 357,988,884
Foreign currency held at value (cost $3,786,164)		3,785,673
Receivable for investments sold		29,020,215
Receivable for fund shares sold		766,864
Dividends receivable		394,079
Interest receivable		83
Distributions receivable from Fidelity Central Funds		3,199
Prepaid expenses		209
Other receivables		137,686
Total assets		392,096,892

Liabilities
Payable for investments purchased	$ 33,013,056
Payable for fund shares redeemed	3,038,138
Accrued management fee	198,986
Distribution and service plan fees payable	112,725
Other affiliated payables	76,505
Other payables and accrued expenses	72,278
Collateral on securities loaned, at value	4,024,675
Total liabilities		40,536,363

Net Assets		$ 351,560,529
Net Assets consist of:
Paid in capital		$ 266,669,287
Accumulated net investment loss		(757,616)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,668,312
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,980,546
Net Assets		$ 351,560,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,341,258 ÷ 4,704,616 shares)	$ 34.29

Maximum offering price per share (100/94.25 of $34.29)	$ 36.38
Class T: Net Asset Value and redemption price per share ($47,173,519 ÷ 1,413,747 shares)	$ 33.37

Maximum offering price per share (100/96.50 of $33.37)	$ 34.58
Class B: Net Asset Value and offering price per share ($5,737,790 ÷ 180,410 shares)A	$ 31.80

Class C: Net Asset Value and offering price per share ($68,810,120 ÷ 2,196,277 shares)A	$ 31.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,497,842 ÷ 1,941,138 shares)	$ 35.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,840,929
Interest		84
Income from Fidelity Central Funds		6,590
Income before foreign taxes withheld		1,847,603
Less foreign taxes withheld		(165,516)
Total income		1,682,087

Expenses
Management fee	$ 1,078,663
Transfer agent fees	365,636
Distribution and service plan fees	618,701
Accounting and security lending fees	79,955
Custodian fees and expenses	107,164
Independent trustees' compensation	596
Registration fees	70,465
Audit	40,579
Legal	452
Miscellaneous	841
Total expenses before reductions	2,363,052
Expense reductions	(789)	2,362,263
Net investment income (loss)		(680,176)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $288,936)	13,168,537
Foreign currency transactions	19,391
Total net realized gain (loss)		13,187,928
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $935,158)	28,037,111
Assets and liabilities in foreign currencies	(14,182)
Total change in net unrealized appreciation (depreciation)		28,022,929
Net gain (loss)		41,210,857
Net increase (decrease) in net assets resulting from operations		$ 40,530,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (680,176)	$ 2,377,197
Net realized gain (loss)	13,187,928	16,845,214
Change in net unrealized appreciation (depreciation)	28,022,929	735,749
Net increase (decrease) in net assets resulting from operations	40,530,681	19,958,160
Distributions to shareholders from net investment income	(1,398,621)	(2,011,362)
Distributions to shareholders from net realized gain	(15,842,060)	(13,483,906)
Total distributions	(17,240,681)	(15,495,268)
Share transactions - net increase (decrease)	25,916,448	(13,223,545)
Redemption fees	27,362	35,731
Total increase (decrease) in net assets	49,233,810	(8,724,922)

Net Assets
Beginning of period	302,326,719	311,051,641
End of period (including accumulated net investment loss of $757,616 and undistributed net investment income of $1,321,181, respectively)	$ 351,560,529	$ 302,326,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.05	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96
Income from Investment Operations
Net investment income (loss) E	(.05)	.30	.30	.34	.35	.25
Net realized and unrealized gain (loss)	4.15	2.00 J	2.59	1.37	(2.62)	7.09
Total from investment operations	4.10	2.30	2.89	1.71	(2.27)	7.34
Distributions from net investment income	(.18)	(.26)	(.33)	(.31)	(.20)	(.12)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.86) K	(1.59)	(.42)	(1.54)	(2.01)	(.34)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 34.29	$ 32.05	$ 31.34	$ 28.87	$ 28.70	$ 32.97
Total ReturnB, C, D	13.57%	7.70% J	10.10%	6.36%	(7.44)%	28.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38%A	1.42%	1.41%	1.42%	1.39%	1.44%
Expenses net of fee waivers, if any	1.38%A	1.42%	1.41%	1.42%	1.39%	1.44%
Expenses net of all reductions	1.38%A	1.42%	1.38%	1.38%	1.35%	1.40%
Net investment income (loss)	(.29)%A	.96%	.99%	1.24%	1.12%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,341	$ 145,184	$ 155,104	$ 160,427	$ 179,346	$ 189,255
Portfolio turnover rate G	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 8.29%.

K Total distributions of $1.86 per share is comprised of distributions from net investment income of $0.183 and distributions from net realized gain of $1.674 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.17	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40
Income from Investment Operations
Net investment income (loss) E	(.09)	.20	.20	.25	.25	.15
Net realized and unrealized gain (loss)	4.04	1.94 J	2.54	1.33	(2.55)	6.94
Total from investment operations	3.95	2.14	2.74	1.58	(2.30)	7.09
Distributions from net investment income	(.08)	(.17)	(.25)	(.20)	(.12)	(.08)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.75)	(1.50)	(.34)	(1.43)	(1.93)	(.30)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 33.37	$ 31.17	$ 30.53	$ 28.13	$ 27.98	$ 32.20
Total ReturnB, C, D	13.44%	7.34%J	9.80%	6.04%	(7.70)%	28.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.73%	1.70%	1.70%	1.70%	1.74%
Expenses net of fee waivers, if any	1.69%A	1.73%	1.70%	1.70%	1.69%	1.74%
Expenses net of all reductions	1.69%A	1.73%	1.67%	1.67%	1.65%	1.70%
Net investment income (loss)	(.60)%A	.66%	.70%	.95%	.82%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,174	$ 44,563	$ 47,620	$ 49,359	$ 55,452	$ 61,620
Portfolio turnover rateG	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 7.93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.63	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29
Income from Investment Operations
Net investment income (loss) E	(.16)	.05	.06	.12	.10	.02
Net realized and unrealized gain (loss)	3.85	1.85 J	2.41	1.26	(2.44)	6.61
Total from investment operations	3.69	1.90	2.47	1.38	(2.34)	6.63
Distributions from net investment income	-	-	(.09)	-	-	-
Distributions from net realized gain	(1.52)	(1.33)	(.09)	(1.23)	(1.77)	(.21)
Total distributions	(1.52)	(1.33)	(.18)	(1.23)	(1.77)	(.21)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.80	$ 29.63	$ 29.06	$ 26.77	$ 26.62	$ 30.72
Total ReturnB, C, D	13.14%	6.84% J	9.27%	5.51%	(8.16)%	27.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.19%A	2.22%	2.20%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	2.19%A	2.22%	2.20%	2.19%	2.18%	2.24%
Expenses net of all reductions	2.19%A	2.22%	2.17%	2.16%	2.15%	2.20%
Net investment income (loss)	(1.10)%A	.16%	.20%	.46%	.32%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,738	$ 6,661	$ 10,194	$ 15,823	$ 20,831	$ 29,611
Portfolio turnover rateG	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.43%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.30	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19
Income from Investment Operations
Net investment income (loss) E	(.15)	.06	.07	.13	.11	.03
Net realized and unrealized gain (loss)	3.80	1.82 J	2.39	1.25	(2.41)	6.59
Total from investment operations	3.65	1.88	2.46	1.38	(2.30)	6.62
Distributions from net investment income	-	(.03)	(.12)	(.06)	(.04)	(.02)
Distributions from net realized gain	(1.62)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.62)	(1.36)	(.21)	(1.29)	(1.85)	(.24)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.33	$ 29.30	$ 28.78	$ 26.53	$ 26.44	$ 30.58
Total ReturnB, C, D	13.18%	6.85%J	9.33%	5.57%	(8.10)%	27.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12%A	2.17%	2.16%	2.16%	2.13%	2.17%
Expenses net of fee waivers, if any	2.12%A	2.17%	2.16%	2.16%	2.13%	2.17%
Expenses net of all reductions	2.12%A	2.17%	2.12%	2.13%	2.10%	2.13%
Net investment income (loss)	(1.03)%A	.22%	.24%	.49%	.37%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,810	$ 57,226	$ 61,824	$ 67,074	$ 78,939	$ 87,089
Portfolio turnover rate G	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.44%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.00	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58
Income from Investment Operations
Net investment income (loss) D	-	.40	.40	.44	.46	.34
Net realized and unrealized gain (loss)	4.27	2.04 I	2.68	1.39	(2.69)	7.26
Total from investment operations	4.27	2.44	3.08	1.83	(2.23)	7.60
Distributions from net investment income	(.31)	(.35)	(.41)	(.42)	(.29)	(.17)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.98)	(1.68)	(.51)J	(1.65)	(2.09)K	(.39)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 35.29	$ 33.00	$ 32.24	$ 29.67	$ 29.49	$ 33.80
Total ReturnB, C	13.78%	7.98%I	10.47%	6.64%	(7.13)%	28.87%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08%A	1.12%	1.11%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.08%A	1.12%	1.11%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.08%A	1.12%	1.08%	1.08%	1.06%	1.10%
Net investment income (loss)	.01%A	1.26%	1.29%	1.54%	1.41%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,498	$ 48,693	$ 36,310	$ 40,026	$ 49,888	$ 45,042
Portfolio turnover rate F	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19 at period end. Excluding this amount, the total return would have been 8.57%.

J Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

K Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 5,176,388	Last transaction price	Transaction price	$7.00 - $3,884,000.00/ $2,587,248.87	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,819,977
Gross unrealized depreciation	(7,877,193)
Net unrealized appreciation (depreciation) on securities	$ 72,942,784

Tax cost	$ 285,046,100

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,418,818 and $119,004,305, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 181,454	$ 3,352
Class T	.25%	.25%	109,590	1,888
Class B	.75%	.25%	29,601	22,293
Class C	.75%	.25%	298,056	24,280
			$ 618,701	$ 51,813

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,767
Class T	4,029
Class B*	2,394
Class C*	796
$ 28,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 172,752.24
Class T	65,803.30
Class B	8,722.30
Class C	68,303.23
Institutional Class	50,056.18
	$ 365,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $283 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,064.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $239 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,123. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $787 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain institutional expenses during the period in the amount of $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 822,279	$ 1,258,600
Class T	110,077	253,592
Class C	-	67,365
Institutional Class	466,265	431,805
Total	$ 1,398,621	$ 2,011,362
From net realized gain
Class A	$ 7,521,830	$ 6,564,461
Class T	2,362,422	2,044,109
Class B	322,901	453,142
Class C	3,108,927	2,799,874
Institutional Class	2,525,980	1,622,320
Total	$ 15,842,060	$ 13,483,906

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	415,092	573,747	$ 13,202,326	$ 17,697,836
Reinvestment of distributions	249,985	228,279	7,544,560	6,811,859
Shares redeemed	(490,777)	(1,220,608)	(15,249,803)	(37,276,981)
Net increase (decrease)	174,300	(418,582)	$ 5,497,083	$ (12,767,286)
Class T
Shares sold	68,459	138,080	$ 2,093,385	$ 4,191,092
Reinvestment of distributions	82,920	77,360	2,437,846	2,251,960
Shares redeemed	(167,202)	(345,644)	(5,045,564)	(10,192,417)
Net increase (decrease)	(15,823)	(130,204)	$ (514,333)	$ (3,749,365)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	2,632	8,605	$ 75,339	$ 250,322
Reinvestment of distributions	10,090	13,707	283,216	380,925
Shares redeemed	(57,098)	(148,296)	(1,654,018)	(4,170,831)
Net increase (decrease)	(44,376)	(125,984)	$ (1,295,463)	$ (3,539,584)
Class C
Shares sold	324,842	212,902	$ 9,373,817	$ 6,070,821
Reinvestment of distributions	98,091	89,602	2,712,206	2,461,356
Shares redeemed	(179,693)	(497,988)	(5,144,285)	(13,805,000)
Net increase (decrease)	243,240	(195,484)	$ 6,941,738	$ (5,272,823)
Institutional Class
Shares sold	832,587	1,068,125	$ 27,373,301	$ 34,572,790
Reinvestment of distributions	81,888	52,027	2,540,162	1,594,630
Shares redeemed	(448,945)	(770,899)	(14,626,040)	(24,061,907)
Net increase (decrease)	465,530	349,253	$ 15,287,423	$ 12,105,513

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEAI-USAN-0615
1.784874.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.38%
Actual		$ 1,000.00	$ 1,135.70	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.69%
Actual		$ 1,000.00	$ 1,134.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.19%
Actual		$ 1,000.00	$ 1,131.40	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Class C	2.12%
Actual		$ 1,000.00	$ 1,131.80	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,137.80	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	5.6	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8	4.1
Tencent Holdings Ltd.	3.1	3.0
China Construction Bank Corp. (H Shares)	2.6	2.4
AIA Group Ltd.	2.6	1.4
Industrial & Commercial Bank of China Ltd. (H Shares)	2.0	0.9
Bank of China Ltd. (H Shares)	1.8	1.8
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1.6	1.4
Hyundai Motor Co.	1.6	1.3
CNOOC Ltd. sponsored ADR	1.6	0.0
	26.3
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	31.7
Information Technology	20.7	23.0
Consumer Discretionary	10.6	11.4
Telecommunication Services	6.8	6.4
Energy	6.2	3.7
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 99.3%	Stocks 99.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 0.1%
Beacon Lighting Group Ltd.	65,233	$ 99,115
Sino Gas & Energy Ltd. (a)	1,335,338	174,359
TOTAL AUSTRALIA		273,474
Bailiwick of Jersey - 0.4%
West China Cement Ltd.	7,260,000	1,245,821
Bermuda - 2.7%
Brilliance China Automotive Holdings Ltd.	586,000	1,103,870
BW LPG Ltd.	9,210	81,449
BW Offshore Ltd.	169,900	126,575
Cheung Kong Infrastructure Holdings Ltd.	54,000	458,445
CSI Properties Ltd.	13,040,000	529,975
Great Eagle Holdings Ltd.	666,000	2,461,877
Hongkong Land Holdings Ltd.	206,000	1,668,600
Kerry Logistics Network Ltd.	193,500	312,574
Luye Pharma Group Ltd.	84,000	107,946
PAX Global Technology Ltd. (a)	560,000	816,458
Skyworth Digital Holdings Ltd.	356,000	318,310
Yue Yuen Industrial (Holdings) Ltd.	427,000	1,625,240
TOTAL BERMUDA		9,611,319
British Virgin Islands - 0.2%
Michael Kors Holdings Ltd. (a)	8,500	525,810
Cayman Islands - 9.0%
58.com, Inc. ADR (a)	13,100	999,268
AMVIG Holdings Ltd.	348,000	190,376
Belle International Holdings Ltd.	713,000	917,175
Best Pacific International Holdings Ltd.	836,000	377,522
China Lodging Group Ltd. ADR (a)	40,872	920,437
China Modern Dairy Holdings Ltd.	1,743,000	710,644
China Resources Cement Holdings Ltd.	2,153,972	1,375,665
China Sanjiang Fine Chemicals Ltd.	1,914,000	824,814
China State Construction International Holdings Ltd.	450,000	869,745
ChinaCache International Holdings Ltd. sponsored ADR (a)	12,300	173,307
Ctrip.com International Ltd. sponsored ADR (a)	10,800	687,744
ENN Energy Holdings Ltd.	170,000	1,228,300
Greatview Aseptic Pack Co. Ltd.	1,450,000	875,551
Hosa International Ltd.	54,000	27,799
iKang Healthcare Group, Inc. sponsored ADR	8,900	155,839
International Housewares Retail Co. Ltd.	1,909,000	539,408
Lee's Pharmaceutical Holdings Ltd.	126,000	233,774
Lifestyle International Holdings Ltd.	405,000	757,688
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Lifetech Scientific Corp. (a)	320,000	$ 59,454
Longfor Properties Co. Ltd.	885,500	1,542,374
Pico Far East Holdings Ltd.	650,000	188,696
Qunar Cayman Islands Ltd. sponsored ADR (a)	14,400	674,352
Samson Holding Ltd.	1,152,000	167,957
Sino Biopharmaceutical Ltd.	1,200,000	1,374,870
SITC International Holdings Co. Ltd.	777,000	576,443
Sitoy Group Holdings Ltd.	303,000	188,042
SOHO China Ltd.	1,370,000	1,041,126
SPT Energy Group, Inc.	834,000	188,309
Sunny Optical Technology Group Co. Ltd.	201,000	450,208
Tencent Holdings Ltd.	524,400	10,823,029
Value Partners Group Ltd.	589,000	1,094,322
Vipshop Holdings Ltd. ADR (a)	17,900	506,391
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	13,300	574,161
Xinyi Solar Holdings Ltd.	452,000	159,209
TOTAL CAYMAN ISLANDS		31,473,999
China - 22.2%
Agricultural Bank of China Ltd. (H Shares)	3,326,000	1,879,593
Anhui Conch Cement Co. Ltd. (H Shares)	255,500	1,038,410
Bank of China Ltd. (H Shares)	9,046,000	6,220,872
Baoshan Iron & Steel Co. Ltd.	348,700	504,262
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	398,000	197,702
China Cinda Asset Management Co. Ltd. (H Shares) (a)	1,693,000	1,009,175
China Communications Construction Co. Ltd. (H Shares)	1,644,000	3,007,776
China Construction Bank Corp. (H Shares)	9,508,000	9,261,975
China Life Insurance Co. Ltd. (H Shares)	1,107,000	5,372,586
China National Building Materials Co. Ltd. (H Shares)	726,000	884,252
China Pacific Insurance Group Co. Ltd. (H Shares)	658,000	3,591,152
China Railway Group Ltd. (H Shares)	1,824,000	2,569,892
China Shenhua Energy Co. Ltd. (H Shares)	1,082,500	2,814,300
China Telecom Corp. Ltd. (H Shares)	4,700,000	3,498,977
China Vanke Co. Ltd. (H Shares) (a)	834,400	2,223,114
Chongqing Changan Automobile Co. Ltd. (B Shares)	194,800	638,396
Daqin Railway Co. Ltd. (A Shares)	238,100	536,251
Great Wall Motor Co. Ltd. (H Shares)	220,500	1,682,793
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,374,000	1,283,401
Industrial & Commercial Bank of China Ltd. (H Shares)	8,285,000	7,186,913
Inner Mongoli Yili Industries Co. Ltd.	227,700	1,338,418
Jiangling Motors Corp. Ltd. (B Shares)	10,400	55,834
Jiangsu Hengrui Medicine Co. Ltd.	39,900	366,721
Common Stocks - continued
	Shares	Value
China - continued
Kweichow Moutai Co. Ltd.	29,549	$ 1,201,577
Maanshan Iron & Steel Ltd. (H Shares) (a)	814,000	317,175
People's Insurance Co. of China Group (H Shares)	2,530,000	1,759,449
PetroChina Co. Ltd. (H Shares)	4,008,000	5,169,374
PICC Property & Casualty Co. Ltd. (H Shares)	741,060	1,648,383
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	391,000	5,619,911
Qingdao Haier Co. Ltd.	160,711	702,405
SAIC Motor Corp. Ltd.	164,051	714,093
Shanghai International Airport Co. Ltd.	211,200	940,778
Shenzhen Expressway Co. (H Shares)	398,000	380,512
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	381,403
Weifu High-Technology Co. Ltd. (B Shares)	77,600	363,042
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	140,000	646,664
Zhejiang Expressway Co. Ltd. (H Shares)	156,000	248,375
Zhengzhou Yutong Bus Co. Ltd.	144,814	714,871
TOTAL CHINA		77,970,777
Hong Kong - 11.5%
AIA Group Ltd.	1,366,200	9,130,857
China Mobile Ltd.	257,500	3,677,946
China Power International Development Ltd.	1,371,000	886,222
China Resources Power Holdings Co. Ltd.	492,000	1,488,591
CNOOC Ltd. sponsored ADR (e)	31,600	5,411,500
Dah Chong Hong Holdings Ltd.	2,090,000	1,307,843
Dah Sing Banking Group Ltd.	184,000	401,210
Far East Horizon Ltd.	1,516,000	1,607,824
Fosun International Ltd.	461,000	1,153,905
Hang Seng Bank Ltd.	3,800	74,181
Henderson Land Development Co. Ltd.	191,000	1,535,285
HKT Trust/HKT Ltd. unit	1,439,500	1,927,864
Hysan Development Co. Ltd.	329,000	1,523,905
Lenovo Group Ltd.	1,282,000	2,216,462
Magnificent Estates Ltd.	1,896,000	90,512
PCCW Ltd.	3,816,000	2,545,461
Power Assets Holdings Ltd.	245,500	2,484,917
Techtronic Industries Co. Ltd.	332,000	1,180,123
Wheelock and Co. Ltd.	314,000	1,774,481
TOTAL HONG KONG		40,419,089
India - 9.8%
Adani Ports & Special Economic Zone	76,954	384,542
Apollo Tyres Ltd.	239,074	651,975
Common Stocks - continued
	Shares	Value
India - continued
Axis Bank Ltd. (a)	84,932	$ 762,436
Bajaj Finserv Ltd. (a)	34,389	776,500
Bharat Heavy Electricals Ltd.	255,151	955,797
Bharat Petroleum Corp. Ltd. (a)	100,952	1,214,883
Bharti Infratel Ltd.	198,566	1,253,933
Cox & Kings India Ltd.	199,983	969,583
Dr. Reddy's Laboratories Ltd. (a)	19,086	992,937
Edelweiss Financial Services Ltd.	556,677	541,805
Engineers India Ltd.	71,383	206,181
Future Retail Ltd. (a)	42,323	77,057
GAIL India Ltd. (a)	96,413	546,638
Grasim Industries Ltd.	10,508	654,941
HCL Technologies Ltd.	168,098	2,329,253
Hexaware Technologies Ltd.	194,711	862,673
IL&FS Transportation Networks Ltd. (a)	120,986	320,991
Indian Oil Corp. Ltd. (a)	292,075	1,660,131
JK Tyre & Industries Ltd. (a)	221,882	415,498
Just Dial Ltd.	28,025	471,988
LIC Housing Finance Ltd.	82,115	555,702
Mahindra & Mahindra Ltd. (a)	55,081	992,447
Maruti Suzuki India Ltd. (a)	27,742	1,640,523
McLeod Russel India Ltd.	94,682	361,011
NTPC Ltd.	687,939	1,627,081
Oil & Natural Gas Corp. Ltd.	228,160	1,091,474
Petronet LNG Ltd. (a)	468,836	1,288,516
Power Finance Corp. Ltd.	96,452	403,201
Power Grid Corp. of India Ltd.	131,131	310,684
Redington India Ltd. (a)	154,490	290,150
Reliance Capital Ltd. (a)	20,100	127,737
Sesa Sterlite Ltd.	491,869	1,616,959
Shriram City Union Finance Ltd.	14,220	431,583
Sun TV Ltd.	68,860	376,116
Tata Motors Ltd. (a)	363,489	2,912,471
The Jammu & Kashmir Bank Ltd.	389,918	589,347
Union Bank of India (a)	43,878	99,290
UPL Ltd.	119,411	921,969
Vakrangee Ltd.	75,631	126,631
VST Industries Ltd. (a)	11,571	295,176
Yes Bank Ltd.	178,821	2,362,183
TOTAL INDIA		34,469,993
Common Stocks - continued
	Shares	Value
Indonesia - 2.5%
PT Astra International Tbk	2,483,400	$ 1,312,346
PT Bank Central Asia Tbk	2,739,400	2,847,708
PT Bank Rakyat Indonesia Tbk	3,164,800	2,838,249
PT Gudang Garam Tbk	256,900	990,935
PT Media Nusantara Citra Tbk	1,541,500	262,219
PT United Tractors Tbk	322,000	531,595
TOTAL INDONESIA		8,783,052
Israel - 0.1%
Sarine Technologies Ltd.	260,500	403,586
Japan - 1.5%
Fuji Media Holdings, Inc.	77,300	1,082,179
KDDI Corp.	60,600	1,433,938
NGK Insulators Ltd.	30,000	673,912
SoftBank Corp.	19,100	1,193,948
Suzuki Motor Corp.	30,300	979,361
TOTAL JAPAN		5,363,338
Korea (South) - 16.8%
AMOREPACIFIC Corp.	660	2,379,924
AMOREPACIFIC Group, Inc.	1,682	2,545,385
BGFretail Co. Ltd.	6,418	700,128
Daewoo International Corp.	16,132	470,281
DGB Financial Group Co. Ltd.	77,194	870,763
Dongbu Insurance Co. Ltd.	45,461	2,308,693
Duksan Hi-Metal Co. Ltd. (a)	11,250	109,668
Hanjin Shipping Co. Ltd. (a)	56,221	394,081
Hyundai Hysco Co. Ltd.	37,535	2,320,869
Hyundai Motor Co.	35,763	5,611,263
Hyundai Steel Co.	27,527	2,011,285
InterPark INT Corp.	18,829	367,102
KB Financial Group, Inc.	100,977	3,832,420
KEPCO Plant Service & Engineering Co. Ltd.	4,242	383,198
Korea Aerospace Industries Ltd.	7,309	445,145
Korea Zinc Co. Ltd.	4,863	2,155,845
KTIS Corp.	26,664	139,619
LG Household & Health Care Ltd.	3,387	2,477,886
LOTTE Hi-Mart Co. Ltd.	2,738	180,990
Samsung Electronics Co. Ltd.	15,154	19,837,472
Shinhan Financial Group Co. Ltd.	83,006	3,419,168
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Hynix, Inc.	91,064	$ 3,901,740
SK Telecom Co. Ltd.	7,630	2,034,934
TOTAL KOREA (SOUTH)		58,897,859
Malaysia - 3.2%
AEON Credit Service Bhd	45,500	189,791
AMMB Holdings Bhd	212,000	386,212
Cahya Mata Sarawak Bhd	253,900	361,340
Glomac Bhd	439,300	118,380
IJM Corp. Bhd	323,200	664,998
Kossan Rubber Industries Bhd	442,200	744,758
Media Prima Bhd	965,200	455,168
MISC Bhd	223,500	574,042
Sunway Bhd	489,900	521,185
Tenaga Nasional Bhd	1,063,500	4,286,838
YTL Corp. Bhd	4,452,300	2,087,113
YTL Power International Bhd	2,195,800	986,184
TOTAL MALAYSIA		11,376,009
Philippines - 1.6%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	136,129
Alliance Global Group, Inc.	1,901,300	1,082,439
Ayala Land, Inc.	855,600	741,207
Globe Telecom, Inc.	17,400	850,987
Jollibee Food Corp.	75,790	338,052
LT Group, Inc.	90,900	30,358
Metropolitan Bank & Trust Co.	701,670	1,462,632
Robinsons Retail Holdings, Inc.	34,720	67,705
Security Bank Corp.	226,866	854,275
TOTAL PHILIPPINES		5,563,784
Singapore - 4.5%
Amtek Engineering Ltd.	193,000	97,725
Boustead Projects Pte Ltd. (a)	33,854	26,736
Boustead Singapore Ltd.	112,848	120,677
ComfortDelgro Corp. Ltd.	360,600	836,640
CWT Ltd.	115,000	166,868
Ezion Holdings Ltd.	2,282,100	2,078,243
Frasers Centrepoint Ltd.	120,000	171,856
Hyflux Ltd.	451,000	328,911
Mapletree Industrial (REIT)	1,617,693	1,968,324
Sheng Siong Group Ltd.	573,000	363,755
Singapore Telecommunications Ltd.	1,003,500	3,359,662
Common Stocks - continued
	Shares	Value
Singapore - continued
Sound Global Ltd. (a)	278,000	$ 251,079
United Overseas Bank Ltd.	232,500	4,303,148
UOL Group Ltd.	165,000	995,088
Wing Tai Holdings Ltd.	587,000	869,498
TOTAL SINGAPORE		15,938,210
Taiwan - 10.9%
ASUSTeK Computer, Inc.	196,000	2,083,132
Delta Electronics, Inc.	106,000	640,306
Fubon Financial Holding Co. Ltd.	1,937,000	4,180,621
Giant Manufacturing Co. Ltd.	29,000	250,457
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,734,000	5,208,907
NAK Sealing Technologies Corp.	40,000	146,281
Novatek Microelectronics Corp.	329,000	1,729,544
Pegatron Corp.	692,000	2,062,940
Pou Chen Corp.	704,000	989,591
Realtek Semiconductor Corp.	155,000	485,862
Richtek Technology Corp.	119,000	676,092
Sinopac Holdings Co.	5,382,028	2,442,702
Taishin Financial Holdings Co. Ltd.	3,033,392	1,391,601
Taiwan Semiconductor Manufacturing Co. Ltd.	2,761,393	13,294,099
Wistron Corp.	1,305,000	1,114,274
Wistron NeWeb Corp.	286,000	761,085
Yuanta Financial Holding Co. Ltd.	1,594,800	929,510
TOTAL TAIWAN		38,387,004
Thailand - 1.6%
Asian Property Development PCL (For. Reg.)	1,590,500	354,731
Bangkok Expressway PCL (For.Reg.)	290,600	343,905
CH. Karnchang PCL	461,600	353,676
Intouch Holdings PCL:
(For. Reg.)	690,901	1,614,304
NVDR	147,400	344,403
Preuksa Real Estate PCL (For. Reg.)	1,256,400	1,048,430
Thai Beverage PCL	3,136,100	1,694,613
TOTAL THAILAND		5,754,062
Common Stocks - continued
	Shares	Value
United States of America - 0.7%
China Biologic Products, Inc. (a)	2,200	$ 210,408
Cognizant Technology Solutions Corp. Class A (a)	38,900	2,277,206
TOTAL UNITED STATES OF AMERICA		2,487,614
TOTAL COMMON STOCKS (Cost $275,899,425)		348,944,800
Nonconvertible Bonds - 0.0%
Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	INR	615,670	123,008
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	4,896,401	4,896,401
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,024,675	4,024,675
TOTAL MONEY MARKET FUNDS (Cost $8,921,076)		8,921,076
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $284,943,813)		357,988,884
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,428,355)
NET ASSETS - 100%		$ 351,560,529
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,467
Fidelity Securities Lending Cash Central Fund	3,123
Total	$ 6,590
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,361,124	$ 29,746,590	$ 6,614,534	$ -
Consumer Staples	15,804,179	10,878,870	-	4,925,309
Energy	21,419,790	16,042,392	5,377,398	-
Financials	115,855,116	95,281,593	20,573,523	-
Health Care	5,202,271	4,209,334	992,937	-
Industrials	20,120,795	19,446,883	673,912	-
Information Technology	73,900,963	49,783,835	24,117,128	-
Materials	18,092,099	15,820,199	2,271,900	-
Telecommunication Services	23,736,357	15,395,591	8,340,766	-
Utilities	18,452,106	17,890,343	310,684	251,079
Corporate Bonds	123,008	-	123,008	-
Money Market Funds	8,921,076	8,921,076	-	-
Total Investments in Securities:	$ 357,988,884	$ 283,416,706	$ 69,395,790	$ 5,176,388

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,014,974
Level 2 to Level 1	$ 145,306,369
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,753,018
Cost of Purchases	551,318
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	2,620,973
Transfers out of Level 3	-
Ending Balance	$ 4,925,309
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 1,753,018
Other Investments in Securities
Beginning Balance	$ 2,916,359
Net Realized Gain (Loss) on Investment Securities	2,384,311
Net Unrealized Gain (Loss) on Investment Securities	(744,871)
Cost of Purchases	304,674
Proceeds of Sales	(4,609,394)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 251,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (53,595)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,921,625) - See accompanying schedule: Unaffiliated issuers (cost $276,022,737)	$ 349,067,808
Fidelity Central Funds (cost $8,921,076)	8,921,076
Total Investments (cost $284,943,813)		$ 357,988,884
Foreign currency held at value (cost $3,786,164)		3,785,673
Receivable for investments sold		29,020,215
Receivable for fund shares sold		766,864
Dividends receivable		394,079
Interest receivable		83
Distributions receivable from Fidelity Central Funds		3,199
Prepaid expenses		209
Other receivables		137,686
Total assets		392,096,892

Liabilities
Payable for investments purchased	$ 33,013,056
Payable for fund shares redeemed	3,038,138
Accrued management fee	198,986
Distribution and service plan fees payable	112,725
Other affiliated payables	76,505
Other payables and accrued expenses	72,278
Collateral on securities loaned, at value	4,024,675
Total liabilities		40,536,363

Net Assets		$ 351,560,529
Net Assets consist of:
Paid in capital		$ 266,669,287
Accumulated net investment loss		(757,616)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,668,312
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,980,546
Net Assets		$ 351,560,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,341,258 ÷ 4,704,616 shares)	$ 34.29

Maximum offering price per share (100/94.25 of $34.29)	$ 36.38
Class T: Net Asset Value and redemption price per share ($47,173,519 ÷ 1,413,747 shares)	$ 33.37

Maximum offering price per share (100/96.50 of $33.37)	$ 34.58
Class B: Net Asset Value and offering price per share ($5,737,790 ÷ 180,410 shares)A	$ 31.80

Class C: Net Asset Value and offering price per share ($68,810,120 ÷ 2,196,277 shares)A	$ 31.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,497,842 ÷ 1,941,138 shares)	$ 35.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,840,929
Interest		84
Income from Fidelity Central Funds		6,590
Income before foreign taxes withheld		1,847,603
Less foreign taxes withheld		(165,516)
Total income		1,682,087

Expenses
Management fee	$ 1,078,663
Transfer agent fees	365,636
Distribution and service plan fees	618,701
Accounting and security lending fees	79,955
Custodian fees and expenses	107,164
Independent trustees' compensation	596
Registration fees	70,465
Audit	40,579
Legal	452
Miscellaneous	841
Total expenses before reductions	2,363,052
Expense reductions	(789)	2,362,263
Net investment income (loss)		(680,176)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $288,936)	13,168,537
Foreign currency transactions	19,391
Total net realized gain (loss)		13,187,928
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $935,158)	28,037,111
Assets and liabilities in foreign currencies	(14,182)
Total change in net unrealized appreciation (depreciation)		28,022,929
Net gain (loss)		41,210,857
Net increase (decrease) in net assets resulting from operations		$ 40,530,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (680,176)	$ 2,377,197
Net realized gain (loss)	13,187,928	16,845,214
Change in net unrealized appreciation (depreciation)	28,022,929	735,749
Net increase (decrease) in net assets resulting from operations	40,530,681	19,958,160
Distributions to shareholders from net investment income	(1,398,621)	(2,011,362)
Distributions to shareholders from net realized gain	(15,842,060)	(13,483,906)
Total distributions	(17,240,681)	(15,495,268)
Share transactions - net increase (decrease)	25,916,448	(13,223,545)
Redemption fees	27,362	35,731
Total increase (decrease) in net assets	49,233,810	(8,724,922)

Net Assets
Beginning of period	302,326,719	311,051,641
End of period (including accumulated net investment loss of $757,616 and undistributed net investment income of $1,321,181, respectively)	$ 351,560,529	$ 302,326,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.05	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96
Income from Investment Operations
Net investment income (loss) E	(.05)	.30	.30	.34	.35	.25
Net realized and unrealized gain (loss)	4.15	2.00 J	2.59	1.37	(2.62)	7.09
Total from investment operations	4.10	2.30	2.89	1.71	(2.27)	7.34
Distributions from net investment income	(.18)	(.26)	(.33)	(.31)	(.20)	(.12)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.86) K	(1.59)	(.42)	(1.54)	(2.01)	(.34)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 34.29	$ 32.05	$ 31.34	$ 28.87	$ 28.70	$ 32.97
Total ReturnB, C, D	13.57%	7.70% J	10.10%	6.36%	(7.44)%	28.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38%A	1.42%	1.41%	1.42%	1.39%	1.44%
Expenses net of fee waivers, if any	1.38%A	1.42%	1.41%	1.42%	1.39%	1.44%
Expenses net of all reductions	1.38%A	1.42%	1.38%	1.38%	1.35%	1.40%
Net investment income (loss)	(.29)%A	.96%	.99%	1.24%	1.12%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,341	$ 145,184	$ 155,104	$ 160,427	$ 179,346	$ 189,255
Portfolio turnover rate G	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 8.29%.

K Total distributions of $1.86 per share is comprised of distributions from net investment income of $0.183 and distributions from net realized gain of $1.674 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.17	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40
Income from Investment Operations
Net investment income (loss) E	(.09)	.20	.20	.25	.25	.15
Net realized and unrealized gain (loss)	4.04	1.94 J	2.54	1.33	(2.55)	6.94
Total from investment operations	3.95	2.14	2.74	1.58	(2.30)	7.09
Distributions from net investment income	(.08)	(.17)	(.25)	(.20)	(.12)	(.08)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.75)	(1.50)	(.34)	(1.43)	(1.93)	(.30)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 33.37	$ 31.17	$ 30.53	$ 28.13	$ 27.98	$ 32.20
Total ReturnB, C, D	13.44%	7.34%J	9.80%	6.04%	(7.70)%	28.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.73%	1.70%	1.70%	1.70%	1.74%
Expenses net of fee waivers, if any	1.69%A	1.73%	1.70%	1.70%	1.69%	1.74%
Expenses net of all reductions	1.69%A	1.73%	1.67%	1.67%	1.65%	1.70%
Net investment income (loss)	(.60)%A	.66%	.70%	.95%	.82%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,174	$ 44,563	$ 47,620	$ 49,359	$ 55,452	$ 61,620
Portfolio turnover rateG	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 7.93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.63	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29
Income from Investment Operations
Net investment income (loss) E	(.16)	.05	.06	.12	.10	.02
Net realized and unrealized gain (loss)	3.85	1.85 J	2.41	1.26	(2.44)	6.61
Total from investment operations	3.69	1.90	2.47	1.38	(2.34)	6.63
Distributions from net investment income	-	-	(.09)	-	-	-
Distributions from net realized gain	(1.52)	(1.33)	(.09)	(1.23)	(1.77)	(.21)
Total distributions	(1.52)	(1.33)	(.18)	(1.23)	(1.77)	(.21)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.80	$ 29.63	$ 29.06	$ 26.77	$ 26.62	$ 30.72
Total ReturnB, C, D	13.14%	6.84% J	9.27%	5.51%	(8.16)%	27.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.19%A	2.22%	2.20%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	2.19%A	2.22%	2.20%	2.19%	2.18%	2.24%
Expenses net of all reductions	2.19%A	2.22%	2.17%	2.16%	2.15%	2.20%
Net investment income (loss)	(1.10)%A	.16%	.20%	.46%	.32%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,738	$ 6,661	$ 10,194	$ 15,823	$ 20,831	$ 29,611
Portfolio turnover rateG	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.43%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.30	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19
Income from Investment Operations
Net investment income (loss) E	(.15)	.06	.07	.13	.11	.03
Net realized and unrealized gain (loss)	3.80	1.82 J	2.39	1.25	(2.41)	6.59
Total from investment operations	3.65	1.88	2.46	1.38	(2.30)	6.62
Distributions from net investment income	-	(.03)	(.12)	(.06)	(.04)	(.02)
Distributions from net realized gain	(1.62)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.62)	(1.36)	(.21)	(1.29)	(1.85)	(.24)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.33	$ 29.30	$ 28.78	$ 26.53	$ 26.44	$ 30.58
Total ReturnB, C, D	13.18%	6.85%J	9.33%	5.57%	(8.10)%	27.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12%A	2.17%	2.16%	2.16%	2.13%	2.17%
Expenses net of fee waivers, if any	2.12%A	2.17%	2.16%	2.16%	2.13%	2.17%
Expenses net of all reductions	2.12%A	2.17%	2.12%	2.13%	2.10%	2.13%
Net investment income (loss)	(1.03)%A	.22%	.24%	.49%	.37%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,810	$ 57,226	$ 61,824	$ 67,074	$ 78,939	$ 87,089
Portfolio turnover rate G	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.44%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.00	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58
Income from Investment Operations
Net investment income (loss) D	-	.40	.40	.44	.46	.34
Net realized and unrealized gain (loss)	4.27	2.04 I	2.68	1.39	(2.69)	7.26
Total from investment operations	4.27	2.44	3.08	1.83	(2.23)	7.60
Distributions from net investment income	(.31)	(.35)	(.41)	(.42)	(.29)	(.17)
Distributions from net realized gain	(1.67)	(1.33)	(.09)	(1.23)	(1.81)	(.22)
Total distributions	(1.98)	(1.68)	(.51)J	(1.65)	(2.09)K	(.39)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 35.29	$ 33.00	$ 32.24	$ 29.67	$ 29.49	$ 33.80
Total ReturnB, C	13.78%	7.98%I	10.47%	6.64%	(7.13)%	28.87%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08%A	1.12%	1.11%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.08%A	1.12%	1.11%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.08%A	1.12%	1.08%	1.08%	1.06%	1.10%
Net investment income (loss)	.01%A	1.26%	1.29%	1.54%	1.41%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,498	$ 48,693	$ 36,310	$ 40,026	$ 49,888	$ 45,042
Portfolio turnover rate F	77%A	91%	95%	95%	119%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the Fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19 at period end. Excluding this amount, the total return would have been 8.57%.

J Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

K Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as

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3. Significant Accounting Policies - continued

Investment Valuation - continued

quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 5,176,388	Last transaction price	Transaction price	$7.00 - $3,884,000.00/ $2,587,248.87	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,819,977
Gross unrealized depreciation	(7,877,193)
Net unrealized appreciation (depreciation) on securities	$ 72,942,784

Tax cost	$ 285,046,100

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,418,818 and $119,004,305, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 181,454	$ 3,352
Class T	.25%	.25%	109,590	1,888
Class B	.75%	.25%	29,601	22,293
Class C	.75%	.25%	298,056	24,280
			$ 618,701	$ 51,813

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,767
Class T	4,029
Class B*	2,394
Class C*	796
$ 28,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 172,752.24
Class T	65,803.30
Class B	8,722.30
Class C	68,303.23
Institutional Class	50,056.18
	$ 365,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $283 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,064.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $239 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,123. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $787 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain institutional expenses during the period in the amount of $2.

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 822,279	$ 1,258,600
Class T	110,077	253,592
Class C	-	67,365
Institutional Class	466,265	431,805
Total	$ 1,398,621	$ 2,011,362
From net realized gain
Class A	$ 7,521,830	$ 6,564,461
Class T	2,362,422	2,044,109
Class B	322,901	453,142
Class C	3,108,927	2,799,874
Institutional Class	2,525,980	1,622,320
Total	$ 15,842,060	$ 13,483,906

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	415,092	573,747	$ 13,202,326	$ 17,697,836
Reinvestment of distributions	249,985	228,279	7,544,560	6,811,859
Shares redeemed	(490,777)	(1,220,608)	(15,249,803)	(37,276,981)
Net increase (decrease)	174,300	(418,582)	$ 5,497,083	$ (12,767,286)
Class T
Shares sold	68,459	138,080	$ 2,093,385	$ 4,191,092
Reinvestment of distributions	82,920	77,360	2,437,846	2,251,960
Shares redeemed	(167,202)	(345,644)	(5,045,564)	(10,192,417)
Net increase (decrease)	(15,823)	(130,204)	$ (514,333)	$ (3,749,365)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	2,632	8,605	$ 75,339	$ 250,322
Reinvestment of distributions	10,090	13,707	283,216	380,925
Shares redeemed	(57,098)	(148,296)	(1,654,018)	(4,170,831)
Net increase (decrease)	(44,376)	(125,984)	$ (1,295,463)	$ (3,539,584)
Class C
Shares sold	324,842	212,902	$ 9,373,817	$ 6,070,821
Reinvestment of distributions	98,091	89,602	2,712,206	2,461,356
Shares redeemed	(179,693)	(497,988)	(5,144,285)	(13,805,000)
Net increase (decrease)	243,240	(195,484)	$ 6,941,738	$ (5,272,823)
Institutional Class
Shares sold	832,587	1,068,125	$ 27,373,301	$ 34,572,790
Reinvestment of distributions	81,888	52,027	2,540,162	1,594,630
Shares redeemed	(448,945)	(770,899)	(14,626,040)	(24,061,907)
Net increase (decrease)	465,530	349,253	$ 15,287,423	$ 12,105,513

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEA-USAN-0615
1.784873.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,004.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.79%
Actual		$ 1,000.00	$ 1,003.40	$ 8.89
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class B	2.29%
Actual		$ 1,000.00	$ 1,000.90	$ 11.36
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.28%
Actual		$ 1,000.00	$ 1,000.90	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.49	$ 11.38
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,006.50	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Class Z	1.03%
Actual		$ 1,000.00	$ 1,007.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.1	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.4	1.3
	14.3
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.5
Information Technology	22.2	19.2
Consumer Discretionary	16.5	18.8
Industrials	11.3	13.4
Health Care	7.4	5.2
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
South Africa	10.0	9.0
India	9.9	12.0
China	7.1	1.2
Mexico	7.0	6.0
Cayman Islands	6.9	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 99.2%	Stocks 97.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 1.2%
Banco Macro SA sponsored ADR	32,300	$ 1,784,575
Grupo Financiero Galicia SA sponsored ADR (d)	81,400	1,794,056
YPF SA Class D sponsored ADR	64,500	1,969,830
TOTAL ARGENTINA		5,548,461
Australia - 0.7%
SEEK Ltd.	138,717	1,783,823
Sydney Airport unit	419,383	1,788,826
TOTAL AUSTRALIA		3,572,649
Bailiwick of Jersey - 0.7%
United Co. RUSAL Ltd. (a)	2,066,000	1,247,509
WPP PLC	81,300	1,896,038
TOTAL BAILIWICK OF JERSEY		3,143,547
Bermuda - 2.3%
Brilliance China Automotive Holdings Ltd.	1,106,000	2,083,413
China Gas Holdings Ltd.	1,411,000	2,501,389
China Resources Gas Group Ltd.	784,000	2,731,161
Credicorp Ltd. (United States)	22,014	3,358,236
TOTAL BERMUDA		10,674,199
Brazil - 5.3%
BB Seguridade Participacoes SA	287,900	3,368,285
Brasil Foods SA	164,700	3,520,364
CCR SA	112,800	621,477
Cielo SA	280,172	3,899,970
Kroton Educacional SA	700,800	2,558,556
Linx SA	98,900	1,457,429
Qualicorp SA (a)	291,600	2,400,199
Smiles SA	119,900	2,025,560
Ultrapar Participacoes SA	131,300	3,021,737
Weg SA	449,930	2,396,779
TOTAL BRAZIL		25,270,356
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	78,200	1,865,418
Cayman Islands - 6.9%
58.com, Inc. ADR (a)	25,900	1,975,652
Alibaba Group Holding Ltd. sponsored ADR	25,400	2,064,766
Autohome, Inc. ADR Class A (a)	45,100	2,301,904
Baidu.com, Inc. sponsored ADR (a)	11,113	2,225,712
Bitauto Holdings Ltd. ADR (a)	31,855	1,894,735
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ENN Energy Holdings Ltd.	346,000	$ 2,499,952
Sino Biopharmaceutical Ltd.	2,136,000	2,447,269
SouFun Holdings Ltd. ADR	308,600	2,552,122
Tencent Holdings Ltd.	709,600	14,645,350
TOTAL CAYMAN ISLANDS		32,607,462
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	92,400	2,018,016
China - 7.1%
China International Travel Service Corp. Ltd. (A Shares)	269,400	2,230,667
China Pacific Insurance Group Co. Ltd. (H Shares)	748,800	4,086,709
Daqin Railway Co. Ltd. (A Shares)	1,083,400	2,440,043
Fuyao Glass Industries Group Co. Ltd. (a)	842,800	2,113,919
Inner Mongoli Yili Industries Co. Ltd.	398,200	2,340,616
Jiangsu Hengrui Medicine Co. Ltd.	216,600	1,990,773
Kweichow Moutai Co. Ltd.	59,000	2,399,170
PICC Property & Casualty Co. Ltd. (H Shares)	1,457,825	3,242,725
Qingdao Haier Co. Ltd.	529,700	2,315,110
SAIC Motor Corp. Ltd.	522,638	2,274,977
Shanghai International Airport Co. Ltd.	453,100	2,018,307
Weifu High-Technology Co. Ltd. (B Shares)	457,513	2,140,419
Zhengzhou Yutong Bus Co. Ltd.	350,538	1,730,424
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	259,000	2,215,546
TOTAL CHINA		33,539,405
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	40,001	2,250,856
Pandora A/S	18,200	1,881,180
TOTAL DENMARK		4,132,036
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	336,800	2,324,672
Finland - 0.0%
Kone Oyj (B Shares) (d)	200	8,604
France - 1.3%
Ingenico SA	17,254	2,164,906
LVMH Moet Hennessy - Louis Vuitton SA	11,195	1,957,628
Safran SA	27,400	2,002,045
TOTAL FRANCE		6,124,579
Common Stocks - continued
	Shares	Value
Germany - 0.4%
Bayer AG	12,900	$ 1,856,731
Hong Kong - 1.4%
AIA Group Ltd.	337,000	2,252,305
CSPC Pharmaceutical Group Ltd.	2,380,000	2,475,024
Techtronic Industries Co. Ltd.	513,000	1,823,503
TOTAL HONG KONG		6,550,832
India - 9.9%
Adani Ports & Special Economic Zone	404,766	2,022,629
Asian Paints India Ltd.	96,063	1,152,571
Axis Bank Ltd. (a)	228,404	2,050,386
Bank of Baroda (a)	631,356	1,682,567
Exide Industries Ltd.	671,274	1,812,136
Grasim Industries Ltd.	30,719	1,914,650
HCL Technologies Ltd.	217,368	3,011,964
HDFC Bank Ltd.	116,765	2,085,812
Housing Development Finance Corp. Ltd.	275,457	5,071,540
ICICI Bank Ltd. (a)	560,287	2,925,626
ITC Ltd. (a)	577,977	2,931,827
LIC Housing Finance Ltd.	313,353	2,120,572
Lupin Ltd.	67,763	1,890,128
State Bank of India	513,353	2,179,103
Sun Pharmaceutical Industries Ltd. (a)	231,208	3,415,853
Sun TV Ltd.	303,793	1,659,329
Tata Consultancy Services Ltd.	102,620	3,978,506
Tata Motors Ltd. (a)	328,017	2,628,250
Titan Co. Ltd. (a)	324,694	1,981,325
TOTAL INDIA		46,514,774
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	50,991,400	2,537,277
PT Astra International Tbk	1,744,000	921,612
PT Bank Central Asia Tbk	3,466,300	3,603,348
PT Bank Rakyat Indonesia Tbk	3,584,000	3,214,195
PT Global Mediacom Tbk	19,080,400	2,281,552
PT Indocement Tunggal Prakarsa Tbk	351,400	569,288
PT Jasa Marga Tbk	3,889,600	1,860,407
PT Kalbe Farma Tbk	6,134,000	849,414
PT Matahari Department Store Tbk	1,618,500	2,185,053
PT Media Nusantara Citra Tbk	9,563,800	1,626,860
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Surya Citra Media Tbk	7,430,600	$ 1,662,391
PT Tower Bersama Infrastructure Tbk	3,190,500	2,085,978
TOTAL INDONESIA		23,397,375
Kenya - 1.3%
East African Breweries Ltd.	524,362	1,779,283
Kenya Commercial Bank Ltd.	2,742,200	1,811,707
Safaricom Ltd.	12,988,900	2,389,079
TOTAL KENYA		5,980,069
Korea (South) - 5.7%
KEPCO Plant Service & Engineering Co. Ltd.	22,206	2,005,964
NAVER Corp.	6,877	4,150,040
Samsung Electronics Co. Ltd.	15,966	20,900,425
TOTAL KOREA (SOUTH)		27,056,429
Malaysia - 1.2%
Astro Malaysia Holdings Bhd	1,927,300	1,698,729
Public Bank Bhd	628,000	3,433,948
Tune Insurance Holdings Bhd	1,107,600	565,848
TOTAL MALAYSIA		5,698,525
Mexico - 7.0%
Banregio Grupo Financiero S.A.B. de CV (d)	332,766	1,908,275
Compartamos S.A.B. de CV	951,100	1,623,602
Embotelladoras Arca S.A.B. de CV	309,200	1,899,498
Fomento Economico Mexicano S.A.B. de CV unit	455,100	4,125,623
Gruma S.A.B. de CV Series B	152,100	1,833,984
Grupo Aeroportuario del Pacifico SA de CV Series B	332,621	2,368,152
Grupo Aeroportuario del Sureste SA de CV Series B	186,665	2,642,048
Grupo Aeroportuario Norte S.A.B. de CV	387,000	1,932,730
Grupo Financiero Banorte S.A.B. de CV Series O	706,300	4,027,319
Grupo Televisa SA de CV	618,600	4,502,208
Infraestructura Energetica Nova S.A.B. de CV	303,000	1,763,254
Megacable Holdings S.A.B. de CV unit	542,984	2,259,779
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	181,400	2,085,592
TOTAL MEXICO		32,972,064
Netherlands - 1.3%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	235,000	2,159,650
Common Stocks - continued
	Shares	Value
Netherlands - continued
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	357,100	$ 1,885,443
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	329,700	1,965,082
TOTAL NETHERLANDS		6,010,175
Panama - 0.4%
Copa Holdings SA Class A	16,900	1,874,041
Philippines - 4.3%
Alliance Global Group, Inc.	2,509,900	1,428,924
Ayala Corp.	105,900	1,851,440
GT Capital Holdings, Inc.	75,370	2,121,814
International Container Terminal Services, Inc.	803,440	1,980,912
Metropolitan Bank & Trust Co.	1,087,264	2,266,403
Robinsons Land Corp.	2,959,300	1,986,575
Robinsons Retail Holdings, Inc.	985,060	1,920,884
SM Investments Corp.	126,906	2,561,445
SM Prime Holdings, Inc.	5,985,800	2,503,531
Vista Land & Lifescapes, Inc.	9,617,100	1,616,682
TOTAL PHILIPPINES		20,238,610
Russia - 0.6%
MMC Norilsk Nickel OJSC ADR	140,500	2,646,675
South Africa - 10.0%
Alexander Forbes Group Holding (a)	2,200,935	1,822,357
Aspen Pharmacare Holdings Ltd. (f)	99,493	3,027,548
Bidvest Group Ltd. (f)	114,715	3,111,589
Coronation Fund Managers Ltd.	206,900	1,582,675
Discovery Ltd. (f)	233,062	2,587,608
FirstRand Ltd. (f)	771,100	3,683,649
Life Healthcare Group Holdings Ltd.	682,693	2,341,973
Mr Price Group Ltd. (f)	121,000	2,586,961
MTN Group Ltd. (f)	319,300	6,414,853
Nampak Ltd.	607,443	2,177,782
Naspers Ltd. Class N (f)	60,700	9,546,834
Remgro Ltd. (f)	123,100	2,739,062
Sanlam Ltd. (f)	517,300	3,346,986
Woolworths Holdings Ltd.	315,700	2,375,662
TOTAL SOUTH AFRICA		47,345,539
Spain - 0.5%
Amadeus IT Holding SA Class A	50,700	2,311,005
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	23,806	$ 2,121,899
Novartis AG	17,709	1,807,596
Sika AG (Bearer)	490	1,681,850
TOTAL SWITZERLAND		5,611,345
Taiwan - 6.8%
Advantech Co. Ltd.	211,000	1,746,506
Catcher Technology Co. Ltd.	251,000	2,950,434
Delta Electronics, Inc.	554,000	3,346,503
Giant Manufacturing Co. Ltd.	225,000	1,943,202
Largan Precision Co. Ltd.	37,000	3,721,021
Merida Industry Co. Ltd.	278,650	2,092,650
Taiwan Semiconductor Manufacturing Co. Ltd.	3,368,000	16,214,470
TOTAL TAIWAN		32,014,786
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	242,100	2,130,451
Bangkok Dusit Medical Services PCL (For. Reg.)	2,868,300	1,758,145
Bumrungrad Hospital PCL (For. Reg.)	365,100	1,778,138
Central Pattana PCL (For. Reg.)	865,800	1,103,432
Kasikornbank PCL (For. Reg.)	508,900	3,242,877
Thai Beverage PCL	3,592,200	1,941,069
TOTAL THAILAND		11,954,112
Turkey - 1.0%
Enka Insaat ve Sanayi A/S	958,000	2,061,102
TAV Havalimanlari Holding A/S	288,000	2,532,365
TOTAL TURKEY		4,593,467
United Arab Emirates - 1.1%
DP World Ltd.	107,517	2,481,492
First Gulf Bank PJSC	609,429	2,530,335
TOTAL UNITED ARAB EMIRATES		5,011,827
United Kingdom - 1.9%
Al Noor Hospitals Group PLC	180,984	2,492,760
InterContinental Hotel Group PLC	40,200	1,719,174
Johnson Matthey PLC	35,700	1,825,299
NMC Health PLC	76,700	892,651
Prudential PLC	76,409	1,902,397
TOTAL UNITED KINGDOM		8,832,281
Common Stocks - continued
	Shares	Value
United States of America - 6.6%
A.O. Smith Corp.	29,500	$ 1,885,050
Affiliated Managers Group, Inc. (a)	8,600	1,944,718
American Tower Corp.	18,500	1,748,805
Ball Corp.	27,200	1,996,752
China Biologic Products, Inc. (a)	17,000	1,625,880
Colgate-Palmolive Co.	24,000	1,614,720
Ecolab, Inc.	17,370	1,945,093
Google, Inc. Class C (a)	3,960	2,127,866
International Flavors & Fragrances, Inc.	14,600	1,675,350
Las Vegas Sands Corp.	32,200	1,702,736
MasterCard, Inc. Class A	21,800	1,966,578
McGraw Hill Financial, Inc.	18,100	1,887,830
Mead Johnson Nutrition Co. Class A	17,900	1,716,968
Moody's Corp.	18,600	1,999,872
PPG Industries, Inc.	8,000	1,772,480
Valspar Corp.	22,100	1,792,310
Visa, Inc. Class A	28,400	1,875,820
TOTAL UNITED STATES OF AMERICA		31,278,828
TOTAL COMMON STOCKS (Cost $399,631,346)		460,578,894
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.1%
Ambev SA sponsored ADR	851,080	5,387,336
Germany - 0.4%
Henkel AG & Co. KGaA	15,700	1,823,672
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,691,387)		7,211,008
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	208,020	$ 208,020
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,781,471	2,781,471
TOTAL MONEY MARKET FUNDS (Cost $2,989,491)		2,989,491
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $411,312,224)		470,779,393
NET OTHER ASSETS (LIABILITIES) - 0.2%		842,614
NET ASSETS - 100%		$ 471,622,007
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,010,175 or 1.3% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,976
Fidelity Securities Lending Cash Central Fund	53,188
Total	$ 57,164
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,146,589	$ 60,730,428	$ 14,185,494	$ 2,230,667
Consumer Staples	35,235,014	33,411,342	1,823,672	-
Energy	4,991,567	4,991,567	-	-
Financials	110,994,634	92,012,999	18,981,635	-
Health Care	35,300,938	28,251,200	7,049,738	-
Industrials	53,970,767	51,960,118	2,010,649	-
Information Technology	105,349,102	68,147,953	37,201,149	-
Materials	24,415,625	16,347,151	8,068,474	-
Telecommunication Services	10,889,910	10,889,910	-	-
Utilities	9,495,756	9,495,756	-	-
Money Market Funds	2,989,491	2,989,491	-	-
Total Investments in Securities:	$ 470,779,393	$ 379,227,915	$ 89,320,811	$ 2,230,667

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,124,006
Level 2 to Level 1	$ 113,571,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,635,925) - See accompanying schedule: Unaffiliated issuers (cost $408,322,733)	$ 467,789,902
Fidelity Central Funds (cost $2,989,491)	2,989,491
Total Investments (cost $411,312,224)		$ 470,779,393
Foreign currency held at value (cost $618,058)		618,113
Receivable for investments sold Regular delivery		15,881,837
Delayed delivery		447,832
Receivable for fund shares sold		203,539
Dividends receivable		837,878
Distributions receivable from Fidelity Central Funds		4,867
Prepaid expenses		332
Other receivables		40,348
Total assets		488,814,139

Liabilities
Payable to custodian bank	$ 22,090
Payable for investments purchased	9,376,931
Payable for fund shares redeemed	4,054,143
Accrued management fee	319,720
Distribution and service plan fees payable	104,905
Other affiliated payables	117,714
Other payables and accrued expenses	415,158
Collateral on securities loaned, at value	2,781,471
Total liabilities		17,192,132

Net Assets		$ 471,622,007
Net Assets consist of:
Paid in capital		$ 466,956,693
Distributions in excess of net investment income		(4,433)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,513,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,182,959
Net Assets		$ 471,622,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,680,817 ÷ 5,832,646 shares)	$ 23.43

Maximum offering price per share (100/94.25 of $23.43)	$ 24.86
Class T: Net Asset Value and redemption price per share ($52,943,981 ÷ 2,264,859 shares)	$ 23.38

Maximum offering price per share (100/96.50 of $23.38)	$ 24.23
Class B: Net Asset Value and offering price per share ($5,230,540 ÷ 229,718 shares)A	$ 22.77

Class C: Net Asset Value and offering price per share ($58,130,330 ÷ 2,558,757 shares)A	$ 22.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($213,225,795 ÷ 9,071,285 shares)	$ 23.51

Class Z: Net Asset Value, offering price and redemption price per share ($5,410,544 ÷ 230,352 shares)	$ 23.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,777,556
Interest		4
Income from Fidelity Central Funds		57,164
Income before foreign taxes withheld		3,834,724
Less foreign taxes withheld		(366,800)
Total income		3,467,924

Expenses
Management fee	$ 1,834,675
Transfer agent fees	581,278
Distribution and service plan fees	629,808
Accounting and security lending fees	119,947
Custodian fees and expenses	183,297
Independent trustees' compensation	900
Registration fees	65,086
Audit	53,947
Legal	687
Miscellaneous	1,515
Total expenses before reductions	3,471,140
Expense reductions	(5,756)	3,465,384
Net investment income (loss)		2,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $399,070)	(4,719,988)
Foreign currency transactions	(71,693)
Total net realized gain (loss)		(4,791,681)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $307,182)	6,608,600
Assets and liabilities in foreign currencies	(5,440)
Total change in net unrealized appreciation (depreciation)		6,603,160
Net gain (loss)		1,811,479
Net increase (decrease) in net assets resulting from operations		$ 1,814,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,540	$ 1,047,326
Net realized gain (loss)	(4,791,681)	3,497,507
Change in net unrealized appreciation (depreciation)	6,603,160	9,190,714
Net increase (decrease) in net assets resulting from operations	1,814,019	13,735,547
Distributions to shareholders from net investment income	(1,046,601)	(1,113,231)
Distributions to shareholders from net realized gain	(487,287)	(185,956)
Total distributions	(1,533,888)	(1,299,187)
Share transactions - net increase (decrease)	(862,556)	32,907,367
Redemption fees	48,710	31,634
Total increase (decrease) in net assets	(533,715)	45,375,361

Net Assets
Beginning of period	472,155,722	426,780,361
End of period (including distributions in excess of net investment income of $4,433 and undistributed net investment income of $1,039,628, respectively)	$ 471,622,007	$ 472,155,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Income from Investment Operations
Net investment income (loss) E	- I	.06	.08	.22	.21	.12
Net realized and unrealized gain (loss)	.10	.76	2.23	(.06)	(3.19)	4.59
Total from investment operations	.10	.82	2.31	.16	(2.98)	4.71
Distributions from net investment income	(.02)	(.05)	(.20)	(.15)	(.11)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.05)	(.06)	(.20)	(.15)	(.24)	(.20)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 23.43	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71
Total ReturnB, C, D	.44%	3.65%	11.34%	.80%	(12.69)%	24.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.52%	1.56%	1.54%	1.54%	1.56%
Expenses net of fee waivers, if any	1.53%A	1.52%	1.55%	1.54%	1.54%	1.56%
Expenses net of all reductions	1.53%A	1.52%	1.50%	1.48%	1.47%	1.50%
Net investment income (loss)	(.02)%A	.26%	.38%	1.07%	.92%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,681	$ 141,601	$ 146,378	$ 160,464	$ 202,477	$ 286,970
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Income from Investment Operations
Net investment income (loss) E	(.03)	-J	.03	.16	.15	.07
Net realized and unrealized gain (loss)	.11	.76	2.22	(.06)	(3.18)	4.57
Total from investment operations	.08	.76	2.25	.10	(3.03)	4.64
Distributions from net investment income	-	- J	(.14)	(.09)	(.04)	(.04)
Distributions from net realized gain	-	(.01)	-	-	(.13)	(.13)
Total distributions	-	(.01)	(.14)	(.09)	(.16) K	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 23.38	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61
Total ReturnB, C, D	.34%	3.39%	11.06%	.49%	(12.89)%	24.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of fee waivers, if any	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of all reductions	1.79%A	1.78%	1.76%	1.73%	1.73%	1.76%
Net investment income (loss)	(.27)%A	-%H	.13%	.81%	.66%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,944	$ 54,341	$ 55,797	$ 58,919	$ 73,146	$ 104,417
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.13)	4.49
Total from investment operations	.02	.64	2.10	-	(3.09)	4.46
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.03)	(.12)
Total distributions	-	-	(.02)	-	(.03) J	(.12)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.77	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14
Total ReturnB, C, D	.09%	2.89%	10.50%	-%	(13.33)%	23.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of fee waivers, if any	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of all reductions	2.28%A	2.28%	2.26%	2.23%	2.22%	2.26%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.16%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,231	$ 7,546	$ 11,391	$ 15,994	$ 21,304	$ 31,159
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.12)	4.49
Total from investment operations	.02	.64	2.10	-	(3.08)	4.46
Distributions from net investment income	-	-	(.04)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.05)	(.13)
Total distributions	-	-	(.04)	-	(.06)	(.13)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.72	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13
Total ReturnB, C, D	.09%	2.90%	10.49%	-%	(13.33)%	23.80%
Ratios to Average Net Assets F, H
Expenses before reductions	2.28%A	2.27%	2.31%	2.29%	2.28%	2.30%
Expenses net of fee waivers, if any	2.28%A	2.27%	2.30%	2.29%	2.28%	2.30%
Expenses net of all reductions	2.28%A	2.27%	2.25%	2.23%	2.22%	2.24%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.17%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,130	$ 64,026	$ 62,532	$ 65,598	$ 80,855	$ 106,711
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Income from Investment Operations
Net investment income (loss) D	.04	.14	.15	.28	.29	.20
Net realized and unrealized gain (loss)	.11	.76	2.25	(.06)	(3.21)	4.62
Total from investment operations	.15	.90	2.40	.22	(2.92)	4.82
Distributions from net investment income	(.11)	(.12)	(.28)	(.24)	(.20)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.14)	(.13)	(.28)	(.24)	(.33)	(.24)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 23.51	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87
Total ReturnB, C	.65%	4.00%	11.73%	1.08%	(12.41)%	25.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.18%	1.23%	1.22%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%A	1.18%	1.22%	1.22%	1.21%	1.22%
Expenses net of all reductions	1.18%A	1.18%	1.18%	1.16%	1.14%	1.17%
Net investment income (loss)	.33%A	.60%	.71%	1.39%	1.25%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,226	$ 199,098	$ 150,576	$ 145,782	$ 138,312	$ 184,789
Portfolio turnover rateF	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.18	.03
Net realized and unrealized gain (loss)	.11	.76	1.37
Total from investment operations	.17	.94	1.40
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.18) J	(.17)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 23.49	$ 23.50	$ 22.73
Total ReturnB, C	.72%	4.19%	6.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03%A	1.02%	1.05%A
Expenses net of fee waivers, if any	1.03%A	1.02%	1.05%A
Expenses net of all reductions	1.03%A	1.02%	1.00%A
Net investment income (loss)	.48%A	.77%	.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 5,544	$ 107
Portfolio turnover rateF	98% A	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,219,805
Gross unrealized depreciation	(12,937,962)
Net unrealized appreciation (depreciation) on securities	$ 59,281,843

Tax cost	$ 411,497,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (47,911,843)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,154,997 and $227,621,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 171,181	$ 3,524
Class T	.25%	.25%	131,416	1,434
Class B	.75%	.25%	31,051	23,385
Class C	.75%	.25%	296,160	35,065
			$ 629,808	$ 63,408

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,006
Class T	6,900
Class B*	2,244
Class C*	2,441
$ 34,591

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 202,592.30
Class T	79,378.30
Class B	9,214.30
Class C	88,080.30
Institutional Class	200,749.20
Class Z	1,265.05
	$ 581,278

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $658 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $361 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,188, including $1,005 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $5.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 115,150	$ 314,541
Class T	-	2,453
Institutional Class	898,042	791,098
Class Z	33,409	5,139
Total	$ 1,046,601	$ 1,113,231
From net realized gain
Class A	$ 199,998	$ 77,030
Class T	-	29,431
Institutional Class	279,579	79,110
Class Z	7,710	385
Total	$ 487,287	$ 185,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	663,251	1,306,708	$ 15,153,243	$ 29,667,252
Reinvestment of distributions	13,163	16,164	302,357	356,894
Shares redeemed	(899,521)	(1,739,459)	(20,544,911)	(38,968,004)
Net increase (decrease)	(223,107)	(416,587)	$ (5,089,311)	$ (8,943,858)
Class T
Shares sold	166,117	414,394	$ 3,796,434	$ 9,392,831
Reinvestment of distributions	-	1,397	-	30,813
Shares redeemed	(233,227)	(558,505)	(5,319,938)	(12,438,338)
Net increase (decrease)	(67,110)	(142,714)	$ (1,523,504)	$ (3,014,694)
Class B
Shares sold	1,679	16,905	$ 37,837	$ 374,479
Shares redeemed	(103,574)	(200,427)	(2,293,874)	(4,400,967)
Net increase (decrease)	(101,895)	(183,522)	$ (2,256,037)	$ (4,026,488)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	237,644	651,900	$ 5,268,767	$ 14,559,904
Shares redeemed	(499,071)	(666,053)	(10,982,263)	(14,339,508)
Net increase (decrease)	(261,427)	(14,153)	$ (5,713,496)	$ 220,396
Institutional Class
Shares sold	1,726,419	2,772,401	$ 39,342,775	$ 64,467,777
Reinvestment of distributions	49,091	36,756	1,129,581	813,035
Shares redeemed	(1,175,612)	(963,648)	(26,625,374)	(22,091,792)
Net increase (decrease)	599,898	1,845,509	$ 13,846,982	$ 43,189,020
Class Z
Shares sold	12,736	251,250	$ 290,530	$ 5,945,448
Reinvestment of distributions	1,789	250	41,119	5,524
Shares redeemed	(20,060)	(20,301)	(458,839)	(467,981)
Net increase (decrease)	(5,535)	231,199	$ (127,190)	$ 5,482,991

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEMI-USAN-0615
1.800640.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,004.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.79%
Actual		$ 1,000.00	$ 1,003.40	$ 8.89
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class B	2.29%
Actual		$ 1,000.00	$ 1,000.90	$ 11.36
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.28%
Actual		$ 1,000.00	$ 1,000.90	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.49	$ 11.38
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,006.50	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Class Z	1.03%
Actual		$ 1,000.00	$ 1,007.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.1	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.4	1.3
	14.3
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.5
Information Technology	22.2	19.2
Consumer Discretionary	16.5	18.8
Industrials	11.3	13.4
Health Care	7.4	5.2
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
South Africa	10.0	9.0
India	9.9	12.0
China	7.1	1.2
Mexico	7.0	6.0
Cayman Islands	6.9	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 99.2%	Stocks 97.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 1.2%
Banco Macro SA sponsored ADR	32,300	$ 1,784,575
Grupo Financiero Galicia SA sponsored ADR (d)	81,400	1,794,056
YPF SA Class D sponsored ADR	64,500	1,969,830
TOTAL ARGENTINA		5,548,461
Australia - 0.7%
SEEK Ltd.	138,717	1,783,823
Sydney Airport unit	419,383	1,788,826
TOTAL AUSTRALIA		3,572,649
Bailiwick of Jersey - 0.7%
United Co. RUSAL Ltd. (a)	2,066,000	1,247,509
WPP PLC	81,300	1,896,038
TOTAL BAILIWICK OF JERSEY		3,143,547
Bermuda - 2.3%
Brilliance China Automotive Holdings Ltd.	1,106,000	2,083,413
China Gas Holdings Ltd.	1,411,000	2,501,389
China Resources Gas Group Ltd.	784,000	2,731,161
Credicorp Ltd. (United States)	22,014	3,358,236
TOTAL BERMUDA		10,674,199
Brazil - 5.3%
BB Seguridade Participacoes SA	287,900	3,368,285
Brasil Foods SA	164,700	3,520,364
CCR SA	112,800	621,477
Cielo SA	280,172	3,899,970
Kroton Educacional SA	700,800	2,558,556
Linx SA	98,900	1,457,429
Qualicorp SA (a)	291,600	2,400,199
Smiles SA	119,900	2,025,560
Ultrapar Participacoes SA	131,300	3,021,737
Weg SA	449,930	2,396,779
TOTAL BRAZIL		25,270,356
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	78,200	1,865,418
Cayman Islands - 6.9%
58.com, Inc. ADR (a)	25,900	1,975,652
Alibaba Group Holding Ltd. sponsored ADR	25,400	2,064,766
Autohome, Inc. ADR Class A (a)	45,100	2,301,904
Baidu.com, Inc. sponsored ADR (a)	11,113	2,225,712
Bitauto Holdings Ltd. ADR (a)	31,855	1,894,735
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ENN Energy Holdings Ltd.	346,000	$ 2,499,952
Sino Biopharmaceutical Ltd.	2,136,000	2,447,269
SouFun Holdings Ltd. ADR	308,600	2,552,122
Tencent Holdings Ltd.	709,600	14,645,350
TOTAL CAYMAN ISLANDS		32,607,462
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	92,400	2,018,016
China - 7.1%
China International Travel Service Corp. Ltd. (A Shares)	269,400	2,230,667
China Pacific Insurance Group Co. Ltd. (H Shares)	748,800	4,086,709
Daqin Railway Co. Ltd. (A Shares)	1,083,400	2,440,043
Fuyao Glass Industries Group Co. Ltd. (a)	842,800	2,113,919
Inner Mongoli Yili Industries Co. Ltd.	398,200	2,340,616
Jiangsu Hengrui Medicine Co. Ltd.	216,600	1,990,773
Kweichow Moutai Co. Ltd.	59,000	2,399,170
PICC Property & Casualty Co. Ltd. (H Shares)	1,457,825	3,242,725
Qingdao Haier Co. Ltd.	529,700	2,315,110
SAIC Motor Corp. Ltd.	522,638	2,274,977
Shanghai International Airport Co. Ltd.	453,100	2,018,307
Weifu High-Technology Co. Ltd. (B Shares)	457,513	2,140,419
Zhengzhou Yutong Bus Co. Ltd.	350,538	1,730,424
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	259,000	2,215,546
TOTAL CHINA		33,539,405
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	40,001	2,250,856
Pandora A/S	18,200	1,881,180
TOTAL DENMARK		4,132,036
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	336,800	2,324,672
Finland - 0.0%
Kone Oyj (B Shares) (d)	200	8,604
France - 1.3%
Ingenico SA	17,254	2,164,906
LVMH Moet Hennessy - Louis Vuitton SA	11,195	1,957,628
Safran SA	27,400	2,002,045
TOTAL FRANCE		6,124,579
Common Stocks - continued
	Shares	Value
Germany - 0.4%
Bayer AG	12,900	$ 1,856,731
Hong Kong - 1.4%
AIA Group Ltd.	337,000	2,252,305
CSPC Pharmaceutical Group Ltd.	2,380,000	2,475,024
Techtronic Industries Co. Ltd.	513,000	1,823,503
TOTAL HONG KONG		6,550,832
India - 9.9%
Adani Ports & Special Economic Zone	404,766	2,022,629
Asian Paints India Ltd.	96,063	1,152,571
Axis Bank Ltd. (a)	228,404	2,050,386
Bank of Baroda (a)	631,356	1,682,567
Exide Industries Ltd.	671,274	1,812,136
Grasim Industries Ltd.	30,719	1,914,650
HCL Technologies Ltd.	217,368	3,011,964
HDFC Bank Ltd.	116,765	2,085,812
Housing Development Finance Corp. Ltd.	275,457	5,071,540
ICICI Bank Ltd. (a)	560,287	2,925,626
ITC Ltd. (a)	577,977	2,931,827
LIC Housing Finance Ltd.	313,353	2,120,572
Lupin Ltd.	67,763	1,890,128
State Bank of India	513,353	2,179,103
Sun Pharmaceutical Industries Ltd. (a)	231,208	3,415,853
Sun TV Ltd.	303,793	1,659,329
Tata Consultancy Services Ltd.	102,620	3,978,506
Tata Motors Ltd. (a)	328,017	2,628,250
Titan Co. Ltd. (a)	324,694	1,981,325
TOTAL INDIA		46,514,774
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	50,991,400	2,537,277
PT Astra International Tbk	1,744,000	921,612
PT Bank Central Asia Tbk	3,466,300	3,603,348
PT Bank Rakyat Indonesia Tbk	3,584,000	3,214,195
PT Global Mediacom Tbk	19,080,400	2,281,552
PT Indocement Tunggal Prakarsa Tbk	351,400	569,288
PT Jasa Marga Tbk	3,889,600	1,860,407
PT Kalbe Farma Tbk	6,134,000	849,414
PT Matahari Department Store Tbk	1,618,500	2,185,053
PT Media Nusantara Citra Tbk	9,563,800	1,626,860
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Surya Citra Media Tbk	7,430,600	$ 1,662,391
PT Tower Bersama Infrastructure Tbk	3,190,500	2,085,978
TOTAL INDONESIA		23,397,375
Kenya - 1.3%
East African Breweries Ltd.	524,362	1,779,283
Kenya Commercial Bank Ltd.	2,742,200	1,811,707
Safaricom Ltd.	12,988,900	2,389,079
TOTAL KENYA		5,980,069
Korea (South) - 5.7%
KEPCO Plant Service & Engineering Co. Ltd.	22,206	2,005,964
NAVER Corp.	6,877	4,150,040
Samsung Electronics Co. Ltd.	15,966	20,900,425
TOTAL KOREA (SOUTH)		27,056,429
Malaysia - 1.2%
Astro Malaysia Holdings Bhd	1,927,300	1,698,729
Public Bank Bhd	628,000	3,433,948
Tune Insurance Holdings Bhd	1,107,600	565,848
TOTAL MALAYSIA		5,698,525
Mexico - 7.0%
Banregio Grupo Financiero S.A.B. de CV (d)	332,766	1,908,275
Compartamos S.A.B. de CV	951,100	1,623,602
Embotelladoras Arca S.A.B. de CV	309,200	1,899,498
Fomento Economico Mexicano S.A.B. de CV unit	455,100	4,125,623
Gruma S.A.B. de CV Series B	152,100	1,833,984
Grupo Aeroportuario del Pacifico SA de CV Series B	332,621	2,368,152
Grupo Aeroportuario del Sureste SA de CV Series B	186,665	2,642,048
Grupo Aeroportuario Norte S.A.B. de CV	387,000	1,932,730
Grupo Financiero Banorte S.A.B. de CV Series O	706,300	4,027,319
Grupo Televisa SA de CV	618,600	4,502,208
Infraestructura Energetica Nova S.A.B. de CV	303,000	1,763,254
Megacable Holdings S.A.B. de CV unit	542,984	2,259,779
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	181,400	2,085,592
TOTAL MEXICO		32,972,064
Netherlands - 1.3%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	235,000	2,159,650
Common Stocks - continued
	Shares	Value
Netherlands - continued
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	357,100	$ 1,885,443
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	329,700	1,965,082
TOTAL NETHERLANDS		6,010,175
Panama - 0.4%
Copa Holdings SA Class A	16,900	1,874,041
Philippines - 4.3%
Alliance Global Group, Inc.	2,509,900	1,428,924
Ayala Corp.	105,900	1,851,440
GT Capital Holdings, Inc.	75,370	2,121,814
International Container Terminal Services, Inc.	803,440	1,980,912
Metropolitan Bank & Trust Co.	1,087,264	2,266,403
Robinsons Land Corp.	2,959,300	1,986,575
Robinsons Retail Holdings, Inc.	985,060	1,920,884
SM Investments Corp.	126,906	2,561,445
SM Prime Holdings, Inc.	5,985,800	2,503,531
Vista Land & Lifescapes, Inc.	9,617,100	1,616,682
TOTAL PHILIPPINES		20,238,610
Russia - 0.6%
MMC Norilsk Nickel OJSC ADR	140,500	2,646,675
South Africa - 10.0%
Alexander Forbes Group Holding (a)	2,200,935	1,822,357
Aspen Pharmacare Holdings Ltd. (f)	99,493	3,027,548
Bidvest Group Ltd. (f)	114,715	3,111,589
Coronation Fund Managers Ltd.	206,900	1,582,675
Discovery Ltd. (f)	233,062	2,587,608
FirstRand Ltd. (f)	771,100	3,683,649
Life Healthcare Group Holdings Ltd.	682,693	2,341,973
Mr Price Group Ltd. (f)	121,000	2,586,961
MTN Group Ltd. (f)	319,300	6,414,853
Nampak Ltd.	607,443	2,177,782
Naspers Ltd. Class N (f)	60,700	9,546,834
Remgro Ltd. (f)	123,100	2,739,062
Sanlam Ltd. (f)	517,300	3,346,986
Woolworths Holdings Ltd.	315,700	2,375,662
TOTAL SOUTH AFRICA		47,345,539
Spain - 0.5%
Amadeus IT Holding SA Class A	50,700	2,311,005
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	23,806	$ 2,121,899
Novartis AG	17,709	1,807,596
Sika AG (Bearer)	490	1,681,850
TOTAL SWITZERLAND		5,611,345
Taiwan - 6.8%
Advantech Co. Ltd.	211,000	1,746,506
Catcher Technology Co. Ltd.	251,000	2,950,434
Delta Electronics, Inc.	554,000	3,346,503
Giant Manufacturing Co. Ltd.	225,000	1,943,202
Largan Precision Co. Ltd.	37,000	3,721,021
Merida Industry Co. Ltd.	278,650	2,092,650
Taiwan Semiconductor Manufacturing Co. Ltd.	3,368,000	16,214,470
TOTAL TAIWAN		32,014,786
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	242,100	2,130,451
Bangkok Dusit Medical Services PCL (For. Reg.)	2,868,300	1,758,145
Bumrungrad Hospital PCL (For. Reg.)	365,100	1,778,138
Central Pattana PCL (For. Reg.)	865,800	1,103,432
Kasikornbank PCL (For. Reg.)	508,900	3,242,877
Thai Beverage PCL	3,592,200	1,941,069
TOTAL THAILAND		11,954,112
Turkey - 1.0%
Enka Insaat ve Sanayi A/S	958,000	2,061,102
TAV Havalimanlari Holding A/S	288,000	2,532,365
TOTAL TURKEY		4,593,467
United Arab Emirates - 1.1%
DP World Ltd.	107,517	2,481,492
First Gulf Bank PJSC	609,429	2,530,335
TOTAL UNITED ARAB EMIRATES		5,011,827
United Kingdom - 1.9%
Al Noor Hospitals Group PLC	180,984	2,492,760
InterContinental Hotel Group PLC	40,200	1,719,174
Johnson Matthey PLC	35,700	1,825,299
NMC Health PLC	76,700	892,651
Prudential PLC	76,409	1,902,397
TOTAL UNITED KINGDOM		8,832,281
Common Stocks - continued
	Shares	Value
United States of America - 6.6%
A.O. Smith Corp.	29,500	$ 1,885,050
Affiliated Managers Group, Inc. (a)	8,600	1,944,718
American Tower Corp.	18,500	1,748,805
Ball Corp.	27,200	1,996,752
China Biologic Products, Inc. (a)	17,000	1,625,880
Colgate-Palmolive Co.	24,000	1,614,720
Ecolab, Inc.	17,370	1,945,093
Google, Inc. Class C (a)	3,960	2,127,866
International Flavors & Fragrances, Inc.	14,600	1,675,350
Las Vegas Sands Corp.	32,200	1,702,736
MasterCard, Inc. Class A	21,800	1,966,578
McGraw Hill Financial, Inc.	18,100	1,887,830
Mead Johnson Nutrition Co. Class A	17,900	1,716,968
Moody's Corp.	18,600	1,999,872
PPG Industries, Inc.	8,000	1,772,480
Valspar Corp.	22,100	1,792,310
Visa, Inc. Class A	28,400	1,875,820
TOTAL UNITED STATES OF AMERICA		31,278,828
TOTAL COMMON STOCKS (Cost $399,631,346)		460,578,894
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.1%
Ambev SA sponsored ADR	851,080	5,387,336
Germany - 0.4%
Henkel AG & Co. KGaA	15,700	1,823,672
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,691,387)		7,211,008
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	208,020	$ 208,020
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,781,471	2,781,471
TOTAL MONEY MARKET FUNDS (Cost $2,989,491)		2,989,491
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $411,312,224)		470,779,393
NET OTHER ASSETS (LIABILITIES) - 0.2%		842,614
NET ASSETS - 100%		$ 471,622,007
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,010,175 or 1.3% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,976
Fidelity Securities Lending Cash Central Fund	53,188
Total	$ 57,164
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,146,589	$ 60,730,428	$ 14,185,494	$ 2,230,667
Consumer Staples	35,235,014	33,411,342	1,823,672	-
Energy	4,991,567	4,991,567	-	-
Financials	110,994,634	92,012,999	18,981,635	-
Health Care	35,300,938	28,251,200	7,049,738	-
Industrials	53,970,767	51,960,118	2,010,649	-
Information Technology	105,349,102	68,147,953	37,201,149	-
Materials	24,415,625	16,347,151	8,068,474	-
Telecommunication Services	10,889,910	10,889,910	-	-
Utilities	9,495,756	9,495,756	-	-
Money Market Funds	2,989,491	2,989,491	-	-
Total Investments in Securities:	$ 470,779,393	$ 379,227,915	$ 89,320,811	$ 2,230,667

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,124,006
Level 2 to Level 1	$ 113,571,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,635,925) - See accompanying schedule: Unaffiliated issuers (cost $408,322,733)	$ 467,789,902
Fidelity Central Funds (cost $2,989,491)	2,989,491
Total Investments (cost $411,312,224)		$ 470,779,393
Foreign currency held at value (cost $618,058)		618,113
Receivable for investments sold Regular delivery		15,881,837
Delayed delivery		447,832
Receivable for fund shares sold		203,539
Dividends receivable		837,878
Distributions receivable from Fidelity Central Funds		4,867
Prepaid expenses		332
Other receivables		40,348
Total assets		488,814,139

Liabilities
Payable to custodian bank	$ 22,090
Payable for investments purchased	9,376,931
Payable for fund shares redeemed	4,054,143
Accrued management fee	319,720
Distribution and service plan fees payable	104,905
Other affiliated payables	117,714
Other payables and accrued expenses	415,158
Collateral on securities loaned, at value	2,781,471
Total liabilities		17,192,132

Net Assets		$ 471,622,007
Net Assets consist of:
Paid in capital		$ 466,956,693
Distributions in excess of net investment income		(4,433)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,513,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,182,959
Net Assets		$ 471,622,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,680,817 ÷ 5,832,646 shares)	$ 23.43

Maximum offering price per share (100/94.25 of $23.43)	$ 24.86
Class T: Net Asset Value and redemption price per share ($52,943,981 ÷ 2,264,859 shares)	$ 23.38

Maximum offering price per share (100/96.50 of $23.38)	$ 24.23
Class B: Net Asset Value and offering price per share ($5,230,540 ÷ 229,718 shares)A	$ 22.77

Class C: Net Asset Value and offering price per share ($58,130,330 ÷ 2,558,757 shares)A	$ 22.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($213,225,795 ÷ 9,071,285 shares)	$ 23.51

Class Z: Net Asset Value, offering price and redemption price per share ($5,410,544 ÷ 230,352 shares)	$ 23.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,777,556
Interest		4
Income from Fidelity Central Funds		57,164
Income before foreign taxes withheld		3,834,724
Less foreign taxes withheld		(366,800)
Total income		3,467,924

Expenses
Management fee	$ 1,834,675
Transfer agent fees	581,278
Distribution and service plan fees	629,808
Accounting and security lending fees	119,947
Custodian fees and expenses	183,297
Independent trustees' compensation	900
Registration fees	65,086
Audit	53,947
Legal	687
Miscellaneous	1,515
Total expenses before reductions	3,471,140
Expense reductions	(5,756)	3,465,384
Net investment income (loss)		2,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $399,070)	(4,719,988)
Foreign currency transactions	(71,693)
Total net realized gain (loss)		(4,791,681)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $307,182)	6,608,600
Assets and liabilities in foreign currencies	(5,440)
Total change in net unrealized appreciation (depreciation)		6,603,160
Net gain (loss)		1,811,479
Net increase (decrease) in net assets resulting from operations		$ 1,814,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,540	$ 1,047,326
Net realized gain (loss)	(4,791,681)	3,497,507
Change in net unrealized appreciation (depreciation)	6,603,160	9,190,714
Net increase (decrease) in net assets resulting from operations	1,814,019	13,735,547
Distributions to shareholders from net investment income	(1,046,601)	(1,113,231)
Distributions to shareholders from net realized gain	(487,287)	(185,956)
Total distributions	(1,533,888)	(1,299,187)
Share transactions - net increase (decrease)	(862,556)	32,907,367
Redemption fees	48,710	31,634
Total increase (decrease) in net assets	(533,715)	45,375,361

Net Assets
Beginning of period	472,155,722	426,780,361
End of period (including distributions in excess of net investment income of $4,433 and undistributed net investment income of $1,039,628, respectively)	$ 471,622,007	$ 472,155,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Income from Investment Operations
Net investment income (loss) E	- I	.06	.08	.22	.21	.12
Net realized and unrealized gain (loss)	.10	.76	2.23	(.06)	(3.19)	4.59
Total from investment operations	.10	.82	2.31	.16	(2.98)	4.71
Distributions from net investment income	(.02)	(.05)	(.20)	(.15)	(.11)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.05)	(.06)	(.20)	(.15)	(.24)	(.20)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 23.43	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71
Total ReturnB, C, D	.44%	3.65%	11.34%	.80%	(12.69)%	24.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.52%	1.56%	1.54%	1.54%	1.56%
Expenses net of fee waivers, if any	1.53%A	1.52%	1.55%	1.54%	1.54%	1.56%
Expenses net of all reductions	1.53%A	1.52%	1.50%	1.48%	1.47%	1.50%
Net investment income (loss)	(.02)%A	.26%	.38%	1.07%	.92%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,681	$ 141,601	$ 146,378	$ 160,464	$ 202,477	$ 286,970
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Income from Investment Operations
Net investment income (loss) E	(.03)	-J	.03	.16	.15	.07
Net realized and unrealized gain (loss)	.11	.76	2.22	(.06)	(3.18)	4.57
Total from investment operations	.08	.76	2.25	.10	(3.03)	4.64
Distributions from net investment income	-	- J	(.14)	(.09)	(.04)	(.04)
Distributions from net realized gain	-	(.01)	-	-	(.13)	(.13)
Total distributions	-	(.01)	(.14)	(.09)	(.16) K	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 23.38	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61
Total ReturnB, C, D	.34%	3.39%	11.06%	.49%	(12.89)%	24.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of fee waivers, if any	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of all reductions	1.79%A	1.78%	1.76%	1.73%	1.73%	1.76%
Net investment income (loss)	(.27)%A	-%H	.13%	.81%	.66%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,944	$ 54,341	$ 55,797	$ 58,919	$ 73,146	$ 104,417
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.13)	4.49
Total from investment operations	.02	.64	2.10	-	(3.09)	4.46
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.03)	(.12)
Total distributions	-	-	(.02)	-	(.03) J	(.12)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.77	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14
Total ReturnB, C, D	.09%	2.89%	10.50%	-%	(13.33)%	23.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of fee waivers, if any	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of all reductions	2.28%A	2.28%	2.26%	2.23%	2.22%	2.26%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.16%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,231	$ 7,546	$ 11,391	$ 15,994	$ 21,304	$ 31,159
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.12)	4.49
Total from investment operations	.02	.64	2.10	-	(3.08)	4.46
Distributions from net investment income	-	-	(.04)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.05)	(.13)
Total distributions	-	-	(.04)	-	(.06)	(.13)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.72	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13
Total ReturnB, C, D	.09%	2.90%	10.49%	-%	(13.33)%	23.80%
Ratios to Average Net Assets F, H
Expenses before reductions	2.28%A	2.27%	2.31%	2.29%	2.28%	2.30%
Expenses net of fee waivers, if any	2.28%A	2.27%	2.30%	2.29%	2.28%	2.30%
Expenses net of all reductions	2.28%A	2.27%	2.25%	2.23%	2.22%	2.24%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.17%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,130	$ 64,026	$ 62,532	$ 65,598	$ 80,855	$ 106,711
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Income from Investment Operations
Net investment income (loss) D	.04	.14	.15	.28	.29	.20
Net realized and unrealized gain (loss)	.11	.76	2.25	(.06)	(3.21)	4.62
Total from investment operations	.15	.90	2.40	.22	(2.92)	4.82
Distributions from net investment income	(.11)	(.12)	(.28)	(.24)	(.20)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.14)	(.13)	(.28)	(.24)	(.33)	(.24)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 23.51	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87
Total ReturnB, C	.65%	4.00%	11.73%	1.08%	(12.41)%	25.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.18%	1.23%	1.22%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%A	1.18%	1.22%	1.22%	1.21%	1.22%
Expenses net of all reductions	1.18%A	1.18%	1.18%	1.16%	1.14%	1.17%
Net investment income (loss)	.33%A	.60%	.71%	1.39%	1.25%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,226	$ 199,098	$ 150,576	$ 145,782	$ 138,312	$ 184,789
Portfolio turnover rateF	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.18	.03
Net realized and unrealized gain (loss)	.11	.76	1.37
Total from investment operations	.17	.94	1.40
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.18) J	(.17)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 23.49	$ 23.50	$ 22.73
Total ReturnB, C	.72%	4.19%	6.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03%A	1.02%	1.05%A
Expenses net of fee waivers, if any	1.03%A	1.02%	1.05%A
Expenses net of all reductions	1.03%A	1.02%	1.00%A
Net investment income (loss)	.48%A	.77%	.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 5,544	$ 107
Portfolio turnover rateF	98% A	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,219,805
Gross unrealized depreciation	(12,937,962)
Net unrealized appreciation (depreciation) on securities	$ 59,281,843

Tax cost	$ 411,497,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (47,911,843)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,154,997 and $227,621,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 171,181	$ 3,524
Class T	.25%	.25%	131,416	1,434
Class B	.75%	.25%	31,051	23,385
Class C	.75%	.25%	296,160	35,065
			$ 629,808	$ 63,408

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,006
Class T	6,900
Class B*	2,244
Class C*	2,441
$ 34,591

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 202,592.30
Class T	79,378.30
Class B	9,214.30
Class C	88,080.30
Institutional Class	200,749.20
Class Z	1,265.05
	$ 581,278

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $658 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $361 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,188, including $1,005 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $5.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 115,150	$ 314,541
Class T	-	2,453
Institutional Class	898,042	791,098
Class Z	33,409	5,139
Total	$ 1,046,601	$ 1,113,231
From net realized gain
Class A	$ 199,998	$ 77,030
Class T	-	29,431
Institutional Class	279,579	79,110
Class Z	7,710	385
Total	$ 487,287	$ 185,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	663,251	1,306,708	$ 15,153,243	$ 29,667,252
Reinvestment of distributions	13,163	16,164	302,357	356,894
Shares redeemed	(899,521)	(1,739,459)	(20,544,911)	(38,968,004)
Net increase (decrease)	(223,107)	(416,587)	$ (5,089,311)	$ (8,943,858)
Class T
Shares sold	166,117	414,394	$ 3,796,434	$ 9,392,831
Reinvestment of distributions	-	1,397	-	30,813
Shares redeemed	(233,227)	(558,505)	(5,319,938)	(12,438,338)
Net increase (decrease)	(67,110)	(142,714)	$ (1,523,504)	$ (3,014,694)
Class B
Shares sold	1,679	16,905	$ 37,837	$ 374,479
Shares redeemed	(103,574)	(200,427)	(2,293,874)	(4,400,967)
Net increase (decrease)	(101,895)	(183,522)	$ (2,256,037)	$ (4,026,488)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	237,644	651,900	$ 5,268,767	$ 14,559,904
Shares redeemed	(499,071)	(666,053)	(10,982,263)	(14,339,508)
Net increase (decrease)	(261,427)	(14,153)	$ (5,713,496)	$ 220,396
Institutional Class
Shares sold	1,726,419	2,772,401	$ 39,342,775	$ 64,467,777
Reinvestment of distributions	49,091	36,756	1,129,581	813,035
Shares redeemed	(1,175,612)	(963,648)	(26,625,374)	(22,091,792)
Net increase (decrease)	599,898	1,845,509	$ 13,846,982	$ 43,189,020
Class Z
Shares sold	12,736	251,250	$ 290,530	$ 5,945,448
Reinvestment of distributions	1,789	250	41,119	5,524
Shares redeemed	(20,060)	(20,301)	(458,839)	(467,981)
Net increase (decrease)	(5,535)	231,199	$ (127,190)	$ 5,482,991

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEM-USAN-0615
1.800637.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Class Z

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,004.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.79%
Actual		$ 1,000.00	$ 1,003.40	$ 8.89
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class B	2.29%
Actual		$ 1,000.00	$ 1,000.90	$ 11.36
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.28%
Actual		$ 1,000.00	$ 1,000.90	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.49	$ 11.38
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,006.50	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Class Z	1.03%
Actual		$ 1,000.00	$ 1,007.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.1	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.4	1.3
	14.3
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.5
Information Technology	22.2	19.2
Consumer Discretionary	16.5	18.8
Industrials	11.3	13.4
Health Care	7.4	5.2
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
South Africa	10.0	9.0
India	9.9	12.0
China	7.1	1.2
Mexico	7.0	6.0
Cayman Islands	6.9	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 99.2%	Stocks 97.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 1.2%
Banco Macro SA sponsored ADR	32,300	$ 1,784,575
Grupo Financiero Galicia SA sponsored ADR (d)	81,400	1,794,056
YPF SA Class D sponsored ADR	64,500	1,969,830
TOTAL ARGENTINA		5,548,461
Australia - 0.7%
SEEK Ltd.	138,717	1,783,823
Sydney Airport unit	419,383	1,788,826
TOTAL AUSTRALIA		3,572,649
Bailiwick of Jersey - 0.7%
United Co. RUSAL Ltd. (a)	2,066,000	1,247,509
WPP PLC	81,300	1,896,038
TOTAL BAILIWICK OF JERSEY		3,143,547
Bermuda - 2.3%
Brilliance China Automotive Holdings Ltd.	1,106,000	2,083,413
China Gas Holdings Ltd.	1,411,000	2,501,389
China Resources Gas Group Ltd.	784,000	2,731,161
Credicorp Ltd. (United States)	22,014	3,358,236
TOTAL BERMUDA		10,674,199
Brazil - 5.3%
BB Seguridade Participacoes SA	287,900	3,368,285
Brasil Foods SA	164,700	3,520,364
CCR SA	112,800	621,477
Cielo SA	280,172	3,899,970
Kroton Educacional SA	700,800	2,558,556
Linx SA	98,900	1,457,429
Qualicorp SA (a)	291,600	2,400,199
Smiles SA	119,900	2,025,560
Ultrapar Participacoes SA	131,300	3,021,737
Weg SA	449,930	2,396,779
TOTAL BRAZIL		25,270,356
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	78,200	1,865,418
Cayman Islands - 6.9%
58.com, Inc. ADR (a)	25,900	1,975,652
Alibaba Group Holding Ltd. sponsored ADR	25,400	2,064,766
Autohome, Inc. ADR Class A (a)	45,100	2,301,904
Baidu.com, Inc. sponsored ADR (a)	11,113	2,225,712
Bitauto Holdings Ltd. ADR (a)	31,855	1,894,735
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ENN Energy Holdings Ltd.	346,000	$ 2,499,952
Sino Biopharmaceutical Ltd.	2,136,000	2,447,269
SouFun Holdings Ltd. ADR	308,600	2,552,122
Tencent Holdings Ltd.	709,600	14,645,350
TOTAL CAYMAN ISLANDS		32,607,462
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	92,400	2,018,016
China - 7.1%
China International Travel Service Corp. Ltd. (A Shares)	269,400	2,230,667
China Pacific Insurance Group Co. Ltd. (H Shares)	748,800	4,086,709
Daqin Railway Co. Ltd. (A Shares)	1,083,400	2,440,043
Fuyao Glass Industries Group Co. Ltd. (a)	842,800	2,113,919
Inner Mongoli Yili Industries Co. Ltd.	398,200	2,340,616
Jiangsu Hengrui Medicine Co. Ltd.	216,600	1,990,773
Kweichow Moutai Co. Ltd.	59,000	2,399,170
PICC Property & Casualty Co. Ltd. (H Shares)	1,457,825	3,242,725
Qingdao Haier Co. Ltd.	529,700	2,315,110
SAIC Motor Corp. Ltd.	522,638	2,274,977
Shanghai International Airport Co. Ltd.	453,100	2,018,307
Weifu High-Technology Co. Ltd. (B Shares)	457,513	2,140,419
Zhengzhou Yutong Bus Co. Ltd.	350,538	1,730,424
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	259,000	2,215,546
TOTAL CHINA		33,539,405
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	40,001	2,250,856
Pandora A/S	18,200	1,881,180
TOTAL DENMARK		4,132,036
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	336,800	2,324,672
Finland - 0.0%
Kone Oyj (B Shares) (d)	200	8,604
France - 1.3%
Ingenico SA	17,254	2,164,906
LVMH Moet Hennessy - Louis Vuitton SA	11,195	1,957,628
Safran SA	27,400	2,002,045
TOTAL FRANCE		6,124,579
Common Stocks - continued
	Shares	Value
Germany - 0.4%
Bayer AG	12,900	$ 1,856,731
Hong Kong - 1.4%
AIA Group Ltd.	337,000	2,252,305
CSPC Pharmaceutical Group Ltd.	2,380,000	2,475,024
Techtronic Industries Co. Ltd.	513,000	1,823,503
TOTAL HONG KONG		6,550,832
India - 9.9%
Adani Ports & Special Economic Zone	404,766	2,022,629
Asian Paints India Ltd.	96,063	1,152,571
Axis Bank Ltd. (a)	228,404	2,050,386
Bank of Baroda (a)	631,356	1,682,567
Exide Industries Ltd.	671,274	1,812,136
Grasim Industries Ltd.	30,719	1,914,650
HCL Technologies Ltd.	217,368	3,011,964
HDFC Bank Ltd.	116,765	2,085,812
Housing Development Finance Corp. Ltd.	275,457	5,071,540
ICICI Bank Ltd. (a)	560,287	2,925,626
ITC Ltd. (a)	577,977	2,931,827
LIC Housing Finance Ltd.	313,353	2,120,572
Lupin Ltd.	67,763	1,890,128
State Bank of India	513,353	2,179,103
Sun Pharmaceutical Industries Ltd. (a)	231,208	3,415,853
Sun TV Ltd.	303,793	1,659,329
Tata Consultancy Services Ltd.	102,620	3,978,506
Tata Motors Ltd. (a)	328,017	2,628,250
Titan Co. Ltd. (a)	324,694	1,981,325
TOTAL INDIA		46,514,774
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	50,991,400	2,537,277
PT Astra International Tbk	1,744,000	921,612
PT Bank Central Asia Tbk	3,466,300	3,603,348
PT Bank Rakyat Indonesia Tbk	3,584,000	3,214,195
PT Global Mediacom Tbk	19,080,400	2,281,552
PT Indocement Tunggal Prakarsa Tbk	351,400	569,288
PT Jasa Marga Tbk	3,889,600	1,860,407
PT Kalbe Farma Tbk	6,134,000	849,414
PT Matahari Department Store Tbk	1,618,500	2,185,053
PT Media Nusantara Citra Tbk	9,563,800	1,626,860
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Surya Citra Media Tbk	7,430,600	$ 1,662,391
PT Tower Bersama Infrastructure Tbk	3,190,500	2,085,978
TOTAL INDONESIA		23,397,375
Kenya - 1.3%
East African Breweries Ltd.	524,362	1,779,283
Kenya Commercial Bank Ltd.	2,742,200	1,811,707
Safaricom Ltd.	12,988,900	2,389,079
TOTAL KENYA		5,980,069
Korea (South) - 5.7%
KEPCO Plant Service & Engineering Co. Ltd.	22,206	2,005,964
NAVER Corp.	6,877	4,150,040
Samsung Electronics Co. Ltd.	15,966	20,900,425
TOTAL KOREA (SOUTH)		27,056,429
Malaysia - 1.2%
Astro Malaysia Holdings Bhd	1,927,300	1,698,729
Public Bank Bhd	628,000	3,433,948
Tune Insurance Holdings Bhd	1,107,600	565,848
TOTAL MALAYSIA		5,698,525
Mexico - 7.0%
Banregio Grupo Financiero S.A.B. de CV (d)	332,766	1,908,275
Compartamos S.A.B. de CV	951,100	1,623,602
Embotelladoras Arca S.A.B. de CV	309,200	1,899,498
Fomento Economico Mexicano S.A.B. de CV unit	455,100	4,125,623
Gruma S.A.B. de CV Series B	152,100	1,833,984
Grupo Aeroportuario del Pacifico SA de CV Series B	332,621	2,368,152
Grupo Aeroportuario del Sureste SA de CV Series B	186,665	2,642,048
Grupo Aeroportuario Norte S.A.B. de CV	387,000	1,932,730
Grupo Financiero Banorte S.A.B. de CV Series O	706,300	4,027,319
Grupo Televisa SA de CV	618,600	4,502,208
Infraestructura Energetica Nova S.A.B. de CV	303,000	1,763,254
Megacable Holdings S.A.B. de CV unit	542,984	2,259,779
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	181,400	2,085,592
TOTAL MEXICO		32,972,064
Netherlands - 1.3%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	235,000	2,159,650
Common Stocks - continued
	Shares	Value
Netherlands - continued
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	357,100	$ 1,885,443
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	329,700	1,965,082
TOTAL NETHERLANDS		6,010,175
Panama - 0.4%
Copa Holdings SA Class A	16,900	1,874,041
Philippines - 4.3%
Alliance Global Group, Inc.	2,509,900	1,428,924
Ayala Corp.	105,900	1,851,440
GT Capital Holdings, Inc.	75,370	2,121,814
International Container Terminal Services, Inc.	803,440	1,980,912
Metropolitan Bank & Trust Co.	1,087,264	2,266,403
Robinsons Land Corp.	2,959,300	1,986,575
Robinsons Retail Holdings, Inc.	985,060	1,920,884
SM Investments Corp.	126,906	2,561,445
SM Prime Holdings, Inc.	5,985,800	2,503,531
Vista Land & Lifescapes, Inc.	9,617,100	1,616,682
TOTAL PHILIPPINES		20,238,610
Russia - 0.6%
MMC Norilsk Nickel OJSC ADR	140,500	2,646,675
South Africa - 10.0%
Alexander Forbes Group Holding (a)	2,200,935	1,822,357
Aspen Pharmacare Holdings Ltd. (f)	99,493	3,027,548
Bidvest Group Ltd. (f)	114,715	3,111,589
Coronation Fund Managers Ltd.	206,900	1,582,675
Discovery Ltd. (f)	233,062	2,587,608
FirstRand Ltd. (f)	771,100	3,683,649
Life Healthcare Group Holdings Ltd.	682,693	2,341,973
Mr Price Group Ltd. (f)	121,000	2,586,961
MTN Group Ltd. (f)	319,300	6,414,853
Nampak Ltd.	607,443	2,177,782
Naspers Ltd. Class N (f)	60,700	9,546,834
Remgro Ltd. (f)	123,100	2,739,062
Sanlam Ltd. (f)	517,300	3,346,986
Woolworths Holdings Ltd.	315,700	2,375,662
TOTAL SOUTH AFRICA		47,345,539
Spain - 0.5%
Amadeus IT Holding SA Class A	50,700	2,311,005
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	23,806	$ 2,121,899
Novartis AG	17,709	1,807,596
Sika AG (Bearer)	490	1,681,850
TOTAL SWITZERLAND		5,611,345
Taiwan - 6.8%
Advantech Co. Ltd.	211,000	1,746,506
Catcher Technology Co. Ltd.	251,000	2,950,434
Delta Electronics, Inc.	554,000	3,346,503
Giant Manufacturing Co. Ltd.	225,000	1,943,202
Largan Precision Co. Ltd.	37,000	3,721,021
Merida Industry Co. Ltd.	278,650	2,092,650
Taiwan Semiconductor Manufacturing Co. Ltd.	3,368,000	16,214,470
TOTAL TAIWAN		32,014,786
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	242,100	2,130,451
Bangkok Dusit Medical Services PCL (For. Reg.)	2,868,300	1,758,145
Bumrungrad Hospital PCL (For. Reg.)	365,100	1,778,138
Central Pattana PCL (For. Reg.)	865,800	1,103,432
Kasikornbank PCL (For. Reg.)	508,900	3,242,877
Thai Beverage PCL	3,592,200	1,941,069
TOTAL THAILAND		11,954,112
Turkey - 1.0%
Enka Insaat ve Sanayi A/S	958,000	2,061,102
TAV Havalimanlari Holding A/S	288,000	2,532,365
TOTAL TURKEY		4,593,467
United Arab Emirates - 1.1%
DP World Ltd.	107,517	2,481,492
First Gulf Bank PJSC	609,429	2,530,335
TOTAL UNITED ARAB EMIRATES		5,011,827
United Kingdom - 1.9%
Al Noor Hospitals Group PLC	180,984	2,492,760
InterContinental Hotel Group PLC	40,200	1,719,174
Johnson Matthey PLC	35,700	1,825,299
NMC Health PLC	76,700	892,651
Prudential PLC	76,409	1,902,397
TOTAL UNITED KINGDOM		8,832,281
Common Stocks - continued
	Shares	Value
United States of America - 6.6%
A.O. Smith Corp.	29,500	$ 1,885,050
Affiliated Managers Group, Inc. (a)	8,600	1,944,718
American Tower Corp.	18,500	1,748,805
Ball Corp.	27,200	1,996,752
China Biologic Products, Inc. (a)	17,000	1,625,880
Colgate-Palmolive Co.	24,000	1,614,720
Ecolab, Inc.	17,370	1,945,093
Google, Inc. Class C (a)	3,960	2,127,866
International Flavors & Fragrances, Inc.	14,600	1,675,350
Las Vegas Sands Corp.	32,200	1,702,736
MasterCard, Inc. Class A	21,800	1,966,578
McGraw Hill Financial, Inc.	18,100	1,887,830
Mead Johnson Nutrition Co. Class A	17,900	1,716,968
Moody's Corp.	18,600	1,999,872
PPG Industries, Inc.	8,000	1,772,480
Valspar Corp.	22,100	1,792,310
Visa, Inc. Class A	28,400	1,875,820
TOTAL UNITED STATES OF AMERICA		31,278,828
TOTAL COMMON STOCKS (Cost $399,631,346)		460,578,894
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.1%
Ambev SA sponsored ADR	851,080	5,387,336
Germany - 0.4%
Henkel AG & Co. KGaA	15,700	1,823,672
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,691,387)		7,211,008
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	208,020	$ 208,020
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,781,471	2,781,471
TOTAL MONEY MARKET FUNDS (Cost $2,989,491)		2,989,491
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $411,312,224)		470,779,393
NET OTHER ASSETS (LIABILITIES) - 0.2%		842,614
NET ASSETS - 100%		$ 471,622,007
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,010,175 or 1.3% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,976
Fidelity Securities Lending Cash Central Fund	53,188
Total	$ 57,164
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,146,589	$ 60,730,428	$ 14,185,494	$ 2,230,667
Consumer Staples	35,235,014	33,411,342	1,823,672	-
Energy	4,991,567	4,991,567	-	-
Financials	110,994,634	92,012,999	18,981,635	-
Health Care	35,300,938	28,251,200	7,049,738	-
Industrials	53,970,767	51,960,118	2,010,649	-
Information Technology	105,349,102	68,147,953	37,201,149	-
Materials	24,415,625	16,347,151	8,068,474	-
Telecommunication Services	10,889,910	10,889,910	-	-
Utilities	9,495,756	9,495,756	-	-
Money Market Funds	2,989,491	2,989,491	-	-
Total Investments in Securities:	$ 470,779,393	$ 379,227,915	$ 89,320,811	$ 2,230,667

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,124,006
Level 2 to Level 1	$ 113,571,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,635,925) - See accompanying schedule: Unaffiliated issuers (cost $408,322,733)	$ 467,789,902
Fidelity Central Funds (cost $2,989,491)	2,989,491
Total Investments (cost $411,312,224)		$ 470,779,393
Foreign currency held at value (cost $618,058)		618,113
Receivable for investments sold Regular delivery		15,881,837
Delayed delivery		447,832
Receivable for fund shares sold		203,539
Dividends receivable		837,878
Distributions receivable from Fidelity Central Funds		4,867
Prepaid expenses		332
Other receivables		40,348
Total assets		488,814,139

Liabilities
Payable to custodian bank	$ 22,090
Payable for investments purchased	9,376,931
Payable for fund shares redeemed	4,054,143
Accrued management fee	319,720
Distribution and service plan fees payable	104,905
Other affiliated payables	117,714
Other payables and accrued expenses	415,158
Collateral on securities loaned, at value	2,781,471
Total liabilities		17,192,132

Net Assets		$ 471,622,007
Net Assets consist of:
Paid in capital		$ 466,956,693
Distributions in excess of net investment income		(4,433)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,513,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,182,959
Net Assets		$ 471,622,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,680,817 ÷ 5,832,646 shares)	$ 23.43

Maximum offering price per share (100/94.25 of $23.43)	$ 24.86
Class T: Net Asset Value and redemption price per share ($52,943,981 ÷ 2,264,859 shares)	$ 23.38

Maximum offering price per share (100/96.50 of $23.38)	$ 24.23
Class B: Net Asset Value and offering price per share ($5,230,540 ÷ 229,718 shares)A	$ 22.77

Class C: Net Asset Value and offering price per share ($58,130,330 ÷ 2,558,757 shares)A	$ 22.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($213,225,795 ÷ 9,071,285 shares)	$ 23.51

Class Z: Net Asset Value, offering price and redemption price per share ($5,410,544 ÷ 230,352 shares)	$ 23.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,777,556
Interest		4
Income from Fidelity Central Funds		57,164
Income before foreign taxes withheld		3,834,724
Less foreign taxes withheld		(366,800)
Total income		3,467,924

Expenses
Management fee	$ 1,834,675
Transfer agent fees	581,278
Distribution and service plan fees	629,808
Accounting and security lending fees	119,947
Custodian fees and expenses	183,297
Independent trustees' compensation	900
Registration fees	65,086
Audit	53,947
Legal	687
Miscellaneous	1,515
Total expenses before reductions	3,471,140
Expense reductions	(5,756)	3,465,384
Net investment income (loss)		2,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $399,070)	(4,719,988)
Foreign currency transactions	(71,693)
Total net realized gain (loss)		(4,791,681)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $307,182)	6,608,600
Assets and liabilities in foreign currencies	(5,440)
Total change in net unrealized appreciation (depreciation)		6,603,160
Net gain (loss)		1,811,479
Net increase (decrease) in net assets resulting from operations		$ 1,814,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,540	$ 1,047,326
Net realized gain (loss)	(4,791,681)	3,497,507
Change in net unrealized appreciation (depreciation)	6,603,160	9,190,714
Net increase (decrease) in net assets resulting from operations	1,814,019	13,735,547
Distributions to shareholders from net investment income	(1,046,601)	(1,113,231)
Distributions to shareholders from net realized gain	(487,287)	(185,956)
Total distributions	(1,533,888)	(1,299,187)
Share transactions - net increase (decrease)	(862,556)	32,907,367
Redemption fees	48,710	31,634
Total increase (decrease) in net assets	(533,715)	45,375,361

Net Assets
Beginning of period	472,155,722	426,780,361
End of period (including distributions in excess of net investment income of $4,433 and undistributed net investment income of $1,039,628, respectively)	$ 471,622,007	$ 472,155,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Income from Investment Operations
Net investment income (loss) E	- I	.06	.08	.22	.21	.12
Net realized and unrealized gain (loss)	.10	.76	2.23	(.06)	(3.19)	4.59
Total from investment operations	.10	.82	2.31	.16	(2.98)	4.71
Distributions from net investment income	(.02)	(.05)	(.20)	(.15)	(.11)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.05)	(.06)	(.20)	(.15)	(.24)	(.20)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 23.43	$ 23.38	$ 22.62	$ 20.51	$ 20.50	$ 23.71
Total ReturnB, C, D	.44%	3.65%	11.34%	.80%	(12.69)%	24.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.52%	1.56%	1.54%	1.54%	1.56%
Expenses net of fee waivers, if any	1.53%A	1.52%	1.55%	1.54%	1.54%	1.56%
Expenses net of all reductions	1.53%A	1.52%	1.50%	1.48%	1.47%	1.50%
Net investment income (loss)	(.02)%A	.26%	.38%	1.07%	.92%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,681	$ 141,601	$ 146,378	$ 160,464	$ 202,477	$ 286,970
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Income from Investment Operations
Net investment income (loss) E	(.03)	-J	.03	.16	.15	.07
Net realized and unrealized gain (loss)	.11	.76	2.22	(.06)	(3.18)	4.57
Total from investment operations	.08	.76	2.25	.10	(3.03)	4.64
Distributions from net investment income	-	- J	(.14)	(.09)	(.04)	(.04)
Distributions from net realized gain	-	(.01)	-	-	(.13)	(.13)
Total distributions	-	(.01)	(.14)	(.09)	(.16) K	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 23.38	$ 23.30	$ 22.55	$ 20.44	$ 20.43	$ 23.61
Total ReturnB, C, D	.34%	3.39%	11.06%	.49%	(12.89)%	24.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of fee waivers, if any	1.79%A	1.78%	1.81%	1.80%	1.79%	1.81%
Expenses net of all reductions	1.79%A	1.78%	1.76%	1.73%	1.73%	1.76%
Net investment income (loss)	(.27)%A	-%H	.13%	.81%	.66%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,944	$ 54,341	$ 55,797	$ 58,919	$ 73,146	$ 104,417
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.13)	4.49
Total from investment operations	.02	.64	2.10	-	(3.09)	4.46
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.03)	(.12)
Total distributions	-	-	(.02)	-	(.03) J	(.12)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.77	$ 22.75	$ 22.11	$ 20.03	$ 20.03	$ 23.14
Total ReturnB, C, D	.09%	2.89%	10.50%	-%	(13.33)%	23.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of fee waivers, if any	2.29%A	2.28%	2.31%	2.29%	2.29%	2.32%
Expenses net of all reductions	2.28%A	2.28%	2.26%	2.23%	2.22%	2.26%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.16%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,231	$ 7,546	$ 11,391	$ 15,994	$ 21,304	$ 31,159
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.08)	.06	.04	(.03)
Net realized and unrealized gain (loss)	.11	.75	2.18	(.06)	(3.12)	4.49
Total from investment operations	.02	.64	2.10	-	(3.08)	4.46
Distributions from net investment income	-	-	(.04)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.05)	(.13)
Total distributions	-	-	(.04)	-	(.06)	(.13)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.72	$ 22.70	$ 22.06	$ 20.00	$ 20.00	$ 23.13
Total ReturnB, C, D	.09%	2.90%	10.49%	-%	(13.33)%	23.80%
Ratios to Average Net Assets F, H
Expenses before reductions	2.28%A	2.27%	2.31%	2.29%	2.28%	2.30%
Expenses net of fee waivers, if any	2.28%A	2.27%	2.30%	2.29%	2.28%	2.30%
Expenses net of all reductions	2.28%A	2.27%	2.25%	2.23%	2.22%	2.24%
Net investment income (loss)	(.77)%A	(.49)%	(.37)%	.32%	.17%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,130	$ 64,026	$ 62,532	$ 65,598	$ 80,855	$ 106,711
Portfolio turnover rateG	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Income from Investment Operations
Net investment income (loss) D	.04	.14	.15	.28	.29	.20
Net realized and unrealized gain (loss)	.11	.76	2.25	(.06)	(3.21)	4.62
Total from investment operations	.15	.90	2.40	.22	(2.92)	4.82
Distributions from net investment income	(.11)	(.12)	(.28)	(.24)	(.20)	(.11)
Distributions from net realized gain	(.03)	(.01)	-	-	(.13)	(.13)
Total distributions	(.14)	(.13)	(.28)	(.24)	(.33)	(.24)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 23.51	$ 23.50	$ 22.73	$ 20.61	$ 20.63	$ 23.87
Total ReturnB, C	.65%	4.00%	11.73%	1.08%	(12.41)%	25.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.18%	1.23%	1.22%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%A	1.18%	1.22%	1.22%	1.21%	1.22%
Expenses net of all reductions	1.18%A	1.18%	1.18%	1.16%	1.14%	1.17%
Net investment income (loss)	.33%A	.60%	.71%	1.39%	1.25%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,226	$ 199,098	$ 150,576	$ 145,782	$ 138,312	$ 184,789
Portfolio turnover rateF	98% A	97%	121%	177%	122%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.18	.03
Net realized and unrealized gain (loss)	.11	.76	1.37
Total from investment operations	.17	.94	1.40
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.18) J	(.17)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 23.49	$ 23.50	$ 22.73
Total ReturnB, C	.72%	4.19%	6.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03%A	1.02%	1.05%A
Expenses net of fee waivers, if any	1.03%A	1.02%	1.05%A
Expenses net of all reductions	1.03%A	1.02%	1.00%A
Net investment income (loss)	.48%A	.77%	.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 5,544	$ 107
Portfolio turnover rateF	98% A	97%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,219,805
Gross unrealized depreciation	(12,937,962)
Net unrealized appreciation (depreciation) on securities	$ 59,281,843

Tax cost	$ 411,497,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (47,911,843)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,154,997 and $227,621,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 171,181	$ 3,524
Class T	.25%	.25%	131,416	1,434
Class B	.75%	.25%	31,051	23,385
Class C	.75%	.25%	296,160	35,065
			$ 629,808	$ 63,408

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,006
Class T	6,900
Class B*	2,244
Class C*	2,441
$ 34,591

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 202,592.30
Class T	79,378.30
Class B	9,214.30
Class C	88,080.30
Institutional Class	200,749.20
Class Z	1,265.05
	$ 581,278

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $658 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $361 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,188, including $1,005 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $5.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 115,150	$ 314,541
Class T	-	2,453
Institutional Class	898,042	791,098
Class Z	33,409	5,139
Total	$ 1,046,601	$ 1,113,231
From net realized gain
Class A	$ 199,998	$ 77,030
Class T	-	29,431
Institutional Class	279,579	79,110
Class Z	7,710	385
Total	$ 487,287	$ 185,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	663,251	1,306,708	$ 15,153,243	$ 29,667,252
Reinvestment of distributions	13,163	16,164	302,357	356,894
Shares redeemed	(899,521)	(1,739,459)	(20,544,911)	(38,968,004)
Net increase (decrease)	(223,107)	(416,587)	$ (5,089,311)	$ (8,943,858)
Class T
Shares sold	166,117	414,394	$ 3,796,434	$ 9,392,831
Reinvestment of distributions	-	1,397	-	30,813
Shares redeemed	(233,227)	(558,505)	(5,319,938)	(12,438,338)
Net increase (decrease)	(67,110)	(142,714)	$ (1,523,504)	$ (3,014,694)
Class B
Shares sold	1,679	16,905	$ 37,837	$ 374,479
Shares redeemed	(103,574)	(200,427)	(2,293,874)	(4,400,967)
Net increase (decrease)	(101,895)	(183,522)	$ (2,256,037)	$ (4,026,488)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	237,644	651,900	$ 5,268,767	$ 14,559,904
Shares redeemed	(499,071)	(666,053)	(10,982,263)	(14,339,508)
Net increase (decrease)	(261,427)	(14,153)	$ (5,713,496)	$ 220,396
Institutional Class
Shares sold	1,726,419	2,772,401	$ 39,342,775	$ 64,467,777
Reinvestment of distributions	49,091	36,756	1,129,581	813,035
Shares redeemed	(1,175,612)	(963,648)	(26,625,374)	(22,091,792)
Net increase (decrease)	599,898	1,845,509	$ 13,846,982	$ 43,189,020
Class Z
Shares sold	12,736	251,250	$ 290,530	$ 5,945,448
Reinvestment of distributions	1,789	250	41,119	5,524
Shares redeemed	(20,060)	(20,301)	(458,839)	(467,981)
Net increase (decrease)	(5,535)	231,199	$ (127,190)	$ 5,482,991

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEMZ-USAN-0615
1.9585023.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,091.40	$ 7.52
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,089.80	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,088.00	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,087.50	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,092.30	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc. (United States of America, IT Services)	1.0	1.2
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	1.0	1.2
McKesson Corp. (United States of America, Health Care Providers & Services)	0.9	1.2
Cardinal Health, Inc. (United States of America, Health Care Providers & Services)	0.8	1.1
FedEx Corp. (United States of America, Air Freight & Logistics)	0.8	0.9
	4.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.3	15.6
Financials	19.1	13.4
Information Technology	18.9	17.6
Industrials	17.7	16.4
Health Care	12.7	17.6
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.8	50.4
Japan	7.3	6.5
Cayman Islands	5.3	4.7
United Kingdom	5.1	2.5
Germany	3.5	1.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.4%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.5%
Ausdrill Ltd.	246,041	$ 86,644
Charter Hall Group unit	74,232	301,354
CSG Ltd.	258,338	327,097
CSL Ltd.	1,754	126,283
Estia Health Ltd.	61,514	292,561
Imdex Ltd. (a)	192,909	51,904
Independence Group NL	77,301	360,916
Isentia Group Ltd.	101,134	285,716
Qube Holdings Ltd.	131,532	290,405
TOTAL AUSTRALIA		2,122,880
Austria - 0.7%
ams AG	6,170	335,447
CA Immobilien Anlagen AG	18,300	332,107
PORR AG	4,900	291,031
TOTAL AUSTRIA		958,585
Bailiwick of Guernsey - 0.2%
Pershing Square Holdings Ltd. (a)	11,200	298,439
Bailiwick of Jersey - 0.3%
Shire PLC	4,600	373,813
Belgium - 0.2%
Ion Beam Applications SA (a)	12,400	306,583
Bermuda - 2.7%
Beijing Enterprises Water Group Ltd.	188,000	162,760
Brilliance China Automotive Holdings Ltd.	138,000	259,956
BW LPG Ltd.	6,900	61,021
Cheung Kong Infrastructure Holdings Ltd.	11,000	93,387
China Water Affairs Group Ltd.	604,000	383,415
Essent Group Ltd. (a)	25,500	636,225
Genpact Ltd. (a)	23,400	511,524
Great Eagle Holdings Ltd.	34,000	125,681
Haier Electronics Group Co. Ltd.	105,000	302,785
Hiscox Ltd.	11,088	139,702
Luye Pharma Group Ltd.	108,000	138,788
Man Wah Holdings Ltd.	287,600	374,039
PAX Global Technology Ltd. (a)	335,000	488,417
Silverlake Axis Ltd. Class A	89,100	85,518
TOTAL BERMUDA		3,763,218
Brazil - 1.8%
BB Seguridade Participacoes SA	27,200	318,226
Common Stocks - continued
	Shares	Value
Brazil - continued
Brasil Foods SA	3,500	$ 74,810
Cielo SA	27,860	387,809
CVC Brasil Operadora e Agencia de Viagens SA	66,100	380,416
Direcional Engenharia SA	46,100	97,618
Hypermarcas SA (a)	40,200	265,247
Iguatemi Empresa de Shopping Centers SA	34,300	307,373
JBS SA	20,000	103,155
Natura Cosmeticos SA	3,700	35,367
Porto Seguro SA	26,700	333,999
Valid Solucoes SA	8,600	133,726
TOTAL BRAZIL		2,437,746
British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	5,100	18,288
Canada - 3.2%
AGT Food & Ingredients, Inc.	3,900	86,275
B2Gold Corp. (a)	42,500	66,577
CCL Industries, Inc. Class B	500	57,484
Clearwater Seafoods, Inc.	17,800	182,942
Concordia Healthcare Corp.	2,500	175,300
Constellation Software, Inc.	600	235,226
Constellation Software, Inc. rights 9/15/15 (a)	600	179
Descartes Systems Group, Inc. (a)	5,700	85,654
Element Financial Corp. (a)	23,900	342,702
EnerCare, Inc.	7,000	85,636
Enghouse Systems Ltd.	2,308	98,748
Espial Group, Inc. (a)	105,215	332,258
FirstService Corp. (sub. vtg.)	2,700	176,748
Great Canadian Gaming Corp. (a)	14,600	286,191
Imperial Oil Ltd.	2,700	119,010
Intact Financial Corp.	4,000	308,098
Linamar Corp.	1,600	95,032
MacDonald Dettwiler & Associates Ltd.	3,300	261,976
New Gold, Inc. (a)	5,700	19,134
North West Co., Inc.	16,600	340,668
Pason Systems, Inc.	4,300	77,411
PrairieSky Royalty Ltd.	3,100	85,125
Richelieu Hardware Ltd.	4,000	208,869
Saputo, Inc.	4,400	130,377
Common Stocks - continued
	Shares	Value
Canada - continued
Stella-Jones, Inc.	2,800	$ 100,930
Suncor Energy, Inc.	12,900	420,092
TOTAL CANADA		4,378,642
Cayman Islands - 5.3%
Best Pacific International Holdings Ltd.	450,000	203,211
Boer Power Holdings Ltd.	186,000	359,494
Car, Inc.	175,000	414,551
Chailease Holding Co. Ltd.	78,000	214,191
China Aircraft Leasing Group Holdings Ltd.	85,000	148,712
China Mengniu Dairy Co. Ltd.	54,000	273,464
Cogobuy Group (a)	375,000	474,644
Colour Life Services Group Co. Ltd.	287,000	402,882
CT Environmental Group Ltd.	114,000	160,324
Greatview Aseptic Pack Co. Ltd.	206,000	124,389
Hosa International Ltd.	606,000	311,970
Lee's Pharmaceutical Holdings Ltd.	175,000	324,687
Lijun International Pharmaceutical Holding Ltd.	614,000	272,517
Minth Group Ltd.	136,000	341,467
Nexteer Auto Group Ltd.	126,000	142,248
Nirvana Asia Ltd.	1,036,000	338,180
Shenzhou International Group Holdings Ltd.	31,000	146,190
Sinosoft Tech Group Ltd.	514,000	384,644
Sunny Optical Technology Group Co. Ltd.	152,000	340,456
Tencent Holdings Ltd.	13,600	280,689
Value Partners Group Ltd.	267,000	496,068
Wasion Group Holdings Ltd.	250,000	395,456
Xinyi Solar Holdings Ltd.	438,000	154,278
Yestar International Holdings Co. Ltd.	820,000	378,760
Zhen Ding Technology Holding Ltd.	88,000	307,451
TOTAL CAYMAN ISLANDS		7,390,923
China - 1.9%
Baic Motor Corp. Ltd.	72,500	107,573
China CITIC Bank Corp. Ltd. (H Shares)	159,000	144,628
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	74,193
China Pacific Insurance Group Co. Ltd. (H Shares)	28,800	157,181
China Railway Group Ltd. (H Shares)	59,000	83,127
CITIC Securities Co. Ltd. (H Shares)	64,500	287,109
CSR Corp. Ltd. (H Shares)	5,000	9,677
Daqin Railway Co. Ltd. (A Shares)	94,500	212,834
Haitong Securities Co. Ltd. (H Shares)	124,000	407,171
Common Stocks - continued
	Shares	Value
China - continued
Inner Mongoli Yili Industries Co. Ltd.	30,600	$ 179,867
Kweichow Moutai Co. Ltd.	4,479	182,134
PICC Property & Casualty Co. Ltd. (H Shares)	109,720	244,057
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	26,000	373,703
Weifu High-Technology Co. Ltd. (B Shares)	1,600	7,485
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	46,000	107,187
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	9,700	44,805
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	8,554
TOTAL CHINA		2,631,285
Curacao - 0.2%
Sapiens International Corp. NV	33,785	293,790
Denmark - 0.9%
Ambu A/S Series B	1,200	31,478
Genmab A/S (a)	6,400	492,808
Royal Unibrew A/S	1,300	248,869
SimCorp A/S	9,600	331,591
William Demant Holding A/S (a)	1,900	155,519
TOTAL DENMARK		1,260,265
Egypt - 0.0%
Elsewedy Electric Co. (a)	600	3,725
Finland - 0.5%
Huhtamaki Oyj	8,500	271,726
Munksjo Oyj	22,400	261,133
Valmet Corp.	15,400	178,476
TOTAL FINLAND		711,335
France - 2.6%
ALTEN	6,100	297,757
Atos Origin SA	4,621	361,183
Cap Gemini SA	2,900	258,377
Faurecia SA	5,500	260,716
Les Nouveaux Construct Investment SA	5,700	92,771
Natixis SA	42,600	352,620
Nexity	7,300	320,590
Norbert Dentressangle SA	1,600	389,155
Sartorius Stedim Biotech	1,400	356,763
Schneider Electric SA	1,400	104,648
SR Teleperformance SA	3,400	255,218
Common Stocks - continued
	Shares	Value
France - continued
Ubisoft Entertainment SA (a)	15,660	$ 288,767
Virbac SA	1,200	312,313
TOTAL FRANCE		3,650,878
Germany - 3.3%
BAUER AG	18,800	327,208
Bertrandt AG	1,800	237,637
CANCOM AG	7,600	314,370
Continental AG	1,400	328,097
Deutsche Boerse AG	3,900	323,169
DIC Asset AG	35,300	355,557
GFT Technologies AG (d)	15,500	292,089
Isra Vision AG	24	1,570
Krones AG	2,100	231,759
MLP AG	12,800	54,714
MTU Aero Engines Holdings AG	2,300	226,105
Nemetschek AG	1,000	129,998
NORMA Group AG	4,900	260,277
Open Business Club AG	1,900	313,947
Patrizia Immobilien AG	11,990	236,183
ProSiebenSat.1 Media AG	6,300	322,101
Rational AG	900	317,187
Rocket Internet AG (a)	1,037	51,471
Stroer Out-of-Home Media AG	8,600	317,962
TOTAL GERMANY		4,641,401
Greece - 0.1%
Mytilineos Holdings SA (a)	22,600	155,866
Hong Kong - 1.5%
BYD Electronic International Co. Ltd.	227,000	342,672
Cathay Pacific Airways Ltd.	140,000	360,903
China Everbright International Ltd.	14,000	26,228
China Everbright Ltd.	110,000	365,458
China Overseas Land and Investment Ltd.	92,000	385,186
Guotai Junan International Holdings Ltd.	238,000	393,670
Hang Lung Properties Ltd.	49,000	165,956
MTR Corp. Ltd.	6	30
Winteam Pharmaceutical Group Ltd. (a)	14,000	10,964
TOTAL HONG KONG		2,051,067
India - 0.6%
Adani Ports & Special Economic Zone	1,231	6,151
Common Stocks - continued
	Shares	Value
India - continued
Alstom India Ltd. (a)	544	$ 6,136
Bayer CropScience Ltd.	109	6,463
Bharti Infratel Ltd.	15,742	99,410
Britannia Industries Ltd. (a)	179	6,191
Cadila Healthcare Ltd. (a)	201	5,383
Cyient Ltd.	692	5,240
Dalmia Bharat Ltd. (a)	817	5,656
Divi's Laboratories Ltd. (a)	175	4,746
HDFC Bank Ltd.	13,770	245,978
Housing Development Finance Corp. Ltd.	17,376	319,916
Iifl Holdings Ltd. (a)	40,000	109,650
Kalpataru Power Transmission Ltd. (a)	1,663	6,035
Kaveri Seed Co. Ltd.	316	4,163
Lupin Ltd.	183	5,104
Motherson Sumi Systems Ltd.	695	5,514
Pc Jeweller Ltd. (a)	1,028	5,537
Sun Pharmaceutical Industries Ltd. (a)	328	4,846
Supreme Industries Ltd. (a)	498	5,351
Tata Motors Ltd. rights 5/2/15 (a)	107	98
Torrent Pharmaceuticals Ltd.	307	5,806
UPL Ltd.	909	7,018
Voltas Ltd. (a)	1,259	5,569
TOTAL INDIA		875,961
Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	98,900	4,921
PT Astra International Tbk	11,100	5,866
PT Bank Central Asia Tbk	152,700	158,737
PT Bank Negara Indonesia (Persero) Tbk	443,300	219,726
PT Pakuwon Jati Tbk	3,269,200	110,466
PT Pembangunan Perumahan Persero Tbk	18,300	5,541
TOTAL INDONESIA		505,257
Ireland - 2.1%
Accenture PLC Class A	700	64,855
Actavis PLC (a)	2,200	622,292
C&C Group PLC	55,394	224,461
Fleetmatics Group PLC (a)	6,200	282,596
Horizon Pharma PLC (a)	11,300	317,756
Jazz Pharmaceuticals PLC (a)	4,400	786,280
Medtronic PLC	7,500	558,375
TOTAL IRELAND		2,856,615
Common Stocks - continued
	Shares	Value
Israel - 1.0%
Frutarom Industries Ltd.	9,900	$ 421,729
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,900	900,258
TOTAL ISRAEL		1,321,987
Italy - 1.5%
Azimut Holding SpA	8,328	244,449
Brembo SpA	6,500	260,017
Fincantieri SpA (d)	228,823	207,980
Industria Macchine Automatiche SpA (IMA)	5,800	295,314
Interpump Group SpA	15,200	255,614
Mediaset SpA	34,100	175,261
Moncler SpA	16,500	293,832
Salvatore Ferragamo Italia SpA	8,800	273,650
TOTAL ITALY		2,006,117
Japan - 7.3%
Alps Electric Co. Ltd.	4,800	119,234
Asahi Co. Ltd.	21,400	189,032
Astellas Pharma, Inc.	19,100	297,400
Broadleaf Co. Ltd.	17,200	268,160
Chodai Co. Ltd.	64,400	315,635
CyberAgent, Inc.	5,500	264,664
Disco Corp.	1,400	127,494
FJ Next Co. Ltd.	18,600	83,903
Gulliver International Co. Ltd.	43,100	337,138
Horiba Ltd.	7,300	274,124
Hoshizaki Electric Co. Ltd.	2,700	158,846
Hoya Corp.	7,700	296,765
Jamco Corp.	4,800	137,119
Japan Aviation Electronics Industry Ltd.	8,000	192,175
JK Holdings Co. Ltd.	16,200	80,918
Kawasaki Heavy Industries Ltd.	69,000	355,616
KDDI Corp.	4,600	108,847
Keyence Corp.	400	213,540
Kinugawa Rubber Industrial Co. Ltd.	22,000	101,170
Koito Manufacturing Co. Ltd.	4,800	167,963
Koshidaka Holdings Co. Ltd.	15,200	314,644
Minebea Ltd.	21,000	321,996
Misumi Group, Inc.	16,400	615,461
Monex Group, Inc.	132,300	359,580
Nifco, Inc.	6,500	230,205
Open House Co. Ltd.	13,700	348,436
Common Stocks - continued
	Shares	Value
Japan - continued
Pal Co. Ltd.	10,100	$ 324,629
Pigeon Corp.	3,600	95,337
Sakai Heavy Industries Ltd.	36,000	87,416
Seikitokyu Kogyo Co. Ltd.	78,500	356,381
Sohgo Security Services Co., Ltd.	5,900	192,326
Sundrug Co. Ltd.	5,500	276,005
Suzuki Motor Corp.	8,500	274,738
Takeuchi Manufacturing Co. Ltd.	6,200	300,267
TDK Corp.	4,000	288,129
Temp Holdings Co., Ltd.	5,000	158,366
THK Co. Ltd.	10,400	261,258
Toshiba Corp.	34,000	136,223
Tsuruha Holdings, Inc.	10,600	768,805
Union Tool Co.	8,500	256,551
United Arrows Ltd.	4,400	135,400
TOTAL JAPAN		10,191,896
Kenya - 0.0%
Safaricom Ltd.	80,800	14,862
Korea (South) - 0.7%
Amicogen, Inc.	777	49,198
CJ CGV Co. Ltd.	113	8,330
Cosmax Bti, Inc.	130	6,940
Fila Korea Ltd.	1,673	163,089
Hanjin Kal Corp.	211	6,455
Hansae Co. Ltd.	2,371	90,692
Hanssem Co. Ltd.	37	6,819
KONA@I Co. Ltd.	9,558	310,581
LG Household & Health Care Ltd.	16	11,705
Loen Entertainment, Inc.	192	9,572
Medy-Tox, Inc.	19	6,555
Osstem Implant Co. Ltd. (a)	7,514	327,178
TOTAL KOREA (SOUTH)		997,114
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	2,600	176,956
Luxembourg - 0.4%
L'Occitane Ltd.	102,250	301,451
Stabilus SA	7,300	254,256
TOTAL LUXEMBOURG		555,707
Common Stocks - continued
	Shares	Value
Malaysia - 0.4%
Berjaya Auto Bhd	5,000	$ 5,670
Cahya Mata Sarawak Bhd	236,500	336,577
Globetronics Technology Bhd	36,100	60,293
IHH Healthcare Bhd	6,200	10,303
IJM Corp. Bhd	49,000	100,820
Inari Amertron Bhd	21,200	18,924
Kossan Rubber Industries Bhd	20,300	34,189
My E.G.Services Bhd	7,000	4,971
TIME dotCom Bhd	3,800	6,507
Unisem (M) Bhd	11,000	7,380
TOTAL MALAYSIA		585,634
Marshall Islands - 0.2%
StealthGas, Inc. (a)	48,400	319,924
Mexico - 1.2%
Credito Real S.A.B. de CV	128,200	317,116
Grupo Aeromexico S.A.B. de CV (a)	166,600	295,258
Grupo Aeroportuario del Pacifico SA de CV Series B	9,700	69,061
Grupo Aeroportuario del Sureste SA de CV Series B	8,875	125,616
Grupo Bimbo S.A.B. de CV Series A (a)	96,400	258,876
Grupo Televisa SA de CV	38,200	278,022
Infraestructura Energetica Nova S.A.B. de CV	51,300	298,531
TOTAL MEXICO		1,642,480
Netherlands - 1.5%
AEGON NV	40,900	322,697
Euronext NV	10,000	419,808
Fiat Chrysler Automobiles NV (a)	15,900	236,774
Heijmans NV (Certificaten Van Aandelen)	25,100	335,513
IMCD Group BV	9,600	357,748
Mota-Engil Africa NV	2,340	18,347
Nsi NV	35,061	164,666
TKH Group NV unit	7,300	270,877
TOTAL NETHERLANDS		2,126,430
New Zealand - 0.3%
Diligent Board Member Services, Inc. (a)	61,971	277,647
Fisher & Paykel Healthcare Corp.	19,154	95,025
TOTAL NEW ZEALAND		372,672
Common Stocks - continued
	Shares	Value
Norway - 0.4%
Merkantildata ASA	21,100	$ 234,211
Veidekke ASA	23,000	282,554
TOTAL NORWAY		516,765
Panama - 0.2%
Copa Holdings SA Class A	2,400	266,136
Philippines - 0.8%
Ayala Corp.	7,700	134,618
D&L Industries, Inc.	27,800	12,462
Filinvest Land, Inc.	5,547,000	236,228
First Gen Corp.	13,600	8,566
First Phillipines Holdings Corp.	4,340	9,027
GT Capital Holdings, Inc.	8,445	237,743
Megaworld Corp.	1,769,200	210,171
Robinsons Retail Holdings, Inc.	3,260	6,357
Semirara Mining & Power Corp.	67,180	249,205
TOTAL PHILIPPINES		1,104,377
Poland - 0.6%
Kruk SA (a)	6,400	272,367
NG2 SA	5,300	280,470
TVN SA (a)	49,000	231,399
TOTAL POLAND		784,236
Singapore - 0.1%
Religare Health Trust	7,700	6,197
Technovator International Ltd. (a)	96,000	94,011
TOTAL SINGAPORE		100,208
South Africa - 2.0%
Attacq Ltd. (a)	141,513	296,438
Capitec Bank Holdings Ltd.	5,400	254,198
Clicks Group Ltd.	472	3,622
Discovery Ltd.	11,023	122,385
Famous Brands Ltd.	200	2,051
FirstRand Ltd.	17,200	82,167
Investec Ltd.	32,300	307,055
MMI Holdings Ltd.	48,900	139,142
Mpact Ltd.	356	1,289
Mr Price Group Ltd.	100	2,138
Netcare Ltd.	1,100	3,853
Pioneer Foods Ltd.	300	4,694
Common Stocks - continued
	Shares	Value
South Africa - continued
Rand Merchant Insurance Holdings Ltd.	29,500	$ 116,103
Remgro Ltd.	10,200	226,957
Resilient Property Income Fund Ltd.	34,100	285,126
Sanlam Ltd.	34,000	219,984
Spar Group Ltd.	100	1,606
Standard Bank Group Ltd.	20,100	295,006
Transaction Capital Ltd.	185,800	142,752
Woolworths Holdings Ltd.	500	3,763
Zeder Investments Ltd.	326,347	243,054
TOTAL SOUTH AFRICA		2,753,383
Spain - 1.2%
Amadeus IT Holding SA Class A	6,000	273,492
Cie Automotive SA	16,700	253,783
Gamesa Corporacion Tecnologica SA (a)	23,100	308,902
Melia Hotels International SA	21,500	268,808
Merlin Properties Socimi SA (d)	23,600	321,015
Merlin Properties Socimi SA rights 5/2/15	23,600	35,859
Viscofan Envolturas Celulosicas SA	3,900	247,882
TOTAL SPAIN		1,709,741
Sweden - 1.2%
Betsson AB (B Shares)	5,000	209,327
HEXPOL AB (B Shares)	2,100	225,039
ITAB Shop Concept AB	14,600	327,297
Klovern AB:
(A Shares)	27,400	30,679
(B Shares)	274,000	303,956
Loomis AB (B Shares)	7,700	246,781
Nibe Industrier AB (B Shares)	12,100	322,291
TOTAL SWEDEN		1,665,370
Switzerland - 0.9%
Comet Holding AG	486	428,539
Lonza Group AG	3,706	523,992
u-blox Holding AG	1,700	322,772
TOTAL SWITZERLAND		1,275,303
Taiwan - 0.4%
ADLINK Technology, Inc.	5,000	15,755
Aerospace Industries Development Corp. (a)	4,000	5,806
Catcher Technology Co. Ltd.	1,000	11,755
ECLAT Textile Co. Ltd.	2,000	26,905
Common Stocks - continued
	Shares	Value
Taiwan - continued
Feng Tay Enterprise Co. Ltd.	2,000	$ 12,375
Hota Industrial Manufacturing Co. Ltd.	135,000	341,622
Makalot Industrial Co. Ltd.	2,000	15,673
Poya International Co. Ltd.	1,000	10,726
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	9,629
Vanguard International Semiconductor Corp.	6,000	9,267
Voltronic Power Technology Corp.	3,000	37,370
WT Microelectronics Co. Ltd.	9,000	14,194
TOTAL TAIWAN		511,077
Thailand - 0.2%
Ananda Development PCL	1,800,500	194,501
Carabao Group PCL	23,700	29,665
KCE Electronics PCL	7,500	12,289
Major Cineplex Group PCL (For. Reg.)	25,000	25,413
MC Group PCL	11,400	4,808
Samart Telecoms PCL	7,400	6,063
SPCG Public Co. Ltd.	7,000	5,788
Tipco Asphalt (For. Reg.)	40,000	19,178
TOTAL THAILAND		297,705
Turkey - 0.7%
Aksa Akrilik Kimya Sanayii	97,000	391,978
Aselsan A/S	43,000	224,444
Soda Sanayii AS	37,354	91,128
Ulker Biskuvi Sanayi A/S	40,000	306,069
TOTAL TURKEY		1,013,619
United Kingdom - 5.1%
Barratt Developments PLC	35,900	284,807
Bellway PLC	8,800	267,539
Bovis Homes Group PLC	18,600	264,834
Cairn Energy PLC (a)	174,896	476,496
Crest Nicholson PLC	39,900	273,943
Development Securities PLC	26,800	104,067
Dialog Semiconductor PLC (a)	6,900	311,113
Direct Line Insurance Group PLC	75,072	366,505
Domino's Pizza UK & IRL PLC	16,600	200,831
easyJet PLC	13,500	373,284
Essentra PLC	18,100	265,696
Galliford Try PLC	11,900	273,821
Hikma Pharmaceuticals PLC	7,710	241,109
ITV PLC	80,000	310,601
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Marshalls PLC	70,000	$ 289,199
Micro Focus International PLC	5,304	102,087
Moneysupermarket.com Group PLC	70,000	299,953
OneSavings Bank PLC	84,000	372,808
Persimmon PLC	11,800	306,379
Redrow PLC	48,000	271,880
Rightmove PLC	6,500	314,661
SABMiller PLC	2,400	127,039
Ted Baker PLC	6,400	279,528
The Restaurant Group PLC	21,800	226,556
Travis Perkins PLC	8,800	279,710
Whitbread PLC	3,194	256,476
TOTAL UNITED KINGDOM		7,140,922
United States of America - 39.8%
3M Co.	1,500	234,585
AbbVie, Inc.	8,100	523,746
Abraxas Petroleum Corp. (a)	185,100	703,380
Acuity Brands, Inc.	900	150,255
AFLAC, Inc.	9,200	579,968
Alliance Data Systems Corp. (a)	3,100	921,661
AMC Networks, Inc. Class A (a)	4,200	316,848
AMN Healthcare Services, Inc. (a)	48,700	1,110,847
Apogee Enterprises, Inc.	5,500	289,410
Apple, Inc.	10,900	1,364,135
AutoZone, Inc. (a)	300	201,798
Belden, Inc.	10,800	906,660
BofI Holding, Inc. (a)	3,900	358,059
Boston Scientific Corp. (a)	44,300	789,426
Brocade Communications Systems, Inc.	20,000	226,000
Cadence Design Systems, Inc. (a)	20,000	373,000
Capital One Financial Corp.	8,200	662,970
Cardinal Health, Inc.	13,700	1,155,458
Caterpillar, Inc.	4,700	408,336
CBRE Group, Inc. (a)	13,900	532,926
CDW Corp.	26,600	1,019,312
Church & Dwight Co., Inc.	1,000	81,170
Citigroup, Inc.	15,400	821,128
City National Corp.	1,800	167,760
Cognizant Technology Solutions Corp. Class A (a)	4,900	286,846
Colfax Corp. (a)(d)	13,500	669,465
CRA International, Inc. (a)	4,300	125,560
Common Stocks - continued
	Shares	Value
United States of America - continued
Cummins, Inc.	3,700	$ 511,562
CVS Health Corp.	8,200	814,178
Cytec Industries, Inc.	6,300	348,327
DaVita HealthCare Partners, Inc. (a)	2,800	227,080
Deere & Co.	3,100	280,612
Dermira, Inc.	3,100	45,725
DineEquity, Inc.	7,000	675,010
E.I. du Pont de Nemours & Co.	6,100	446,520
Eastman Chemical Co.	4,400	335,368
Electronic Arts, Inc. (a)	11,600	673,844
Envision Healthcare Holdings, Inc. (a)	8,400	318,864
Ethan Allen Interiors, Inc.	12,800	310,016
Etsy, Inc.	400	8,896
Extra Space Storage, Inc.	2,200	145,046
Facebook, Inc. Class A (a)	7,300	575,021
FedEx Corp.	6,660	1,129,336
FelCor Lodging Trust, Inc.	55,500	616,605
Fidelity National Information Services, Inc.	13,700	856,113
FleetCor Technologies, Inc. (a)	450	72,401
Foot Locker, Inc.	6,700	398,315
G-III Apparel Group Ltd. (a)	4,200	466,956
Gilead Sciences, Inc. (a)	7,200	723,672
Global Payments, Inc.	14,000	1,403,918
Google, Inc. Class C (a)	1,559	837,713
Halliburton Co.	14,500	709,775
Hanesbrands, Inc.	22,800	708,624
Harman International Industries, Inc.	2,300	299,874
Harris Corp.	1,200	96,288
Helmerich & Payne, Inc.	2,300	179,331
HMS Holdings Corp. (a)	6,200	105,462
Hologic, Inc. (a)	13,400	452,116
Hooker Furniture Corp.	15,000	381,750
Houghton Mifflin Harcourt Co. (a)	13,400	306,324
Illinois Tool Works, Inc.	4,900	458,542
IPG Photonics Corp. (a)	4,300	380,894
Jones Lang LaSalle, Inc.	6,100	1,012,966
Juniper Networks, Inc.	4,100	108,363
Keysight Technologies, Inc. (a)	2,000	66,920
Kroger Co.	8,500	585,735
Ladder Capital Corp. Class A	11,400	199,956
Lakeland Financial Corp.	11,100	433,455
Lennar Corp. Class A	14,000	641,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Liberty Tax, Inc.	9,100	$ 252,070
Lithia Motors, Inc. Class A (sub. vtg.)	3,300	329,109
Malibu Boats, Inc. Class A (a)	14,400	304,848
Marsh & McLennan Companies, Inc.	2,700	151,632
McGraw Hill Financial, Inc.	8,200	855,260
McKesson Corp.	5,700	1,273,380
MedAssets, Inc. (a)	11,400	230,736
Middleby Corp. (a)	2,700	273,618
Modine Manufacturing Co. (a)	23,700	291,273
Multi-Color Corp.	4,900	307,622
Murphy U.S.A., Inc. (a)	3,275	213,956
NVIDIA Corp.	11,800	261,901
NVR, Inc. (a)	300	397,947
Oaktree Capital Group LLC Class A	1,500	80,220
Old Dominion Freight Lines, Inc. (a)	1,800	128,034
Omega Flex, Inc.	21,646	644,834
Omnicare, Inc.	8,937	786,277
Opus Bank	2,700	84,510
Polaris Industries, Inc.	7,700	1,054,592
Praxair, Inc.	3,700	451,141
Priceline Group, Inc. (a)	300	371,343
PulteGroup, Inc.	43,000	829,900
QUALCOMM, Inc.	700	47,600
Reinsurance Group of America, Inc.	3,500	320,670
Rexnord Corp. (a)	35,600	943,044
Ruth's Hospitality Group, Inc.	53,400	776,970
Signature Bank (a)	2,500	335,225
SLM Corp. (a)	65,500	667,445
Sportsman's Warehouse Holdings, Inc.	31,500	303,345
Springleaf Holdings, Inc. (a)	1,900	95,000
SS&C Technologies Holdings, Inc.	4,000	240,680
Steris Corp.	12,300	817,950
Textron, Inc.	19,600	862,008
The Western Union Co.	26,000	527,280
Thermo Fisher Scientific, Inc.	2,200	276,496
TJX Companies, Inc.	6,500	419,510
Total System Services, Inc.	15,500	613,180
Tractor Supply Co.	3,400	292,604
TriNet Group, Inc. (a)	8,700	304,674
U.S. Bancorp	4,600	197,202
U.S. Physical Therapy, Inc.	5,700	268,812
UMB Financial Corp.	5,100	253,929
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Electronics, Inc. (a)	2,100	$ 113,274
Visa, Inc. Class A	10,400	686,920
Wabtec Corp.	3,200	300,960
West Corp.	2,700	83,565
Wyndham Worldwide Corp.	9,900	845,460
Yum! Brands, Inc.	2,500	214,900
Zebra Technologies Corp. Class A (a)	7,000	644,560
TOTAL UNITED STATES OF AMERICA		55,356,848
TOTAL COMMON STOCKS (Cost $121,210,437)		136,494,031
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Sartorius AG (non-vtg.) (Cost $228,919)	1,800	298,426
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.15% (b)	1,463,681	1,463,681
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,153,077	1,153,077
TOTAL MONEY MARKET FUNDS (Cost $2,616,758)		2,616,758
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $124,056,114)		139,409,215
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(450,063)
NET ASSETS - 100%		$ 138,959,152
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 738
Fidelity Securities Lending Cash Central Fund	5,060
Total	$ 5,798
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,975,060	$ 18,093,113	$ 8,881,947	$ -
Consumer Staples	6,008,480	4,020,082	1,988,398	-
Energy	3,419,058	2,863,253	537,517	18,288
Financials	26,585,192	20,438,837	6,146,355	-
Health Care	17,580,695	14,190,491	3,390,204	-
Industrials	24,008,328	13,063,306	10,945,022	-
Information Technology	26,456,534	19,437,861	7,018,673	-
Materials	4,401,623	2,932,964	1,468,659	-
Telecommunication Services	235,689	126,842	108,847	-
Utilities	1,121,798	1,121,798	-	-
Money Market Funds	2,616,758	2,616,758	-	-
Total Investments in Securities:	$ 139,409,215	$ 98,905,305	$ 40,485,622	$ 18,288

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,185,577
Level 2 to Level 1	$ 10,666,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,095,618) - See accompanying schedule: Unaffiliated issuers (cost $121,439,356)	$ 136,792,457
Fidelity Central Funds (cost $2,616,758)	2,616,758
Total Investments (cost $124,056,114)		$ 139,409,215
Foreign currency held at value (cost $356,908)		356,764
Receivable for investments sold Regular delivery		918,170
Delayed delivery		1,637
Receivable for fund shares sold		181,409
Dividends receivable		159,608
Distributions receivable from Fidelity Central Funds		1,561
Prepaid expenses		81
Receivable from investment adviser for expense reductions		30,955
Other receivables		52,875
Total assets		141,112,275

Liabilities
Payable for investments purchased	$ 639,270
Payable for fund shares redeemed	104,941
Accrued management fee	93,617
Distribution and service plan fees payable	35,178
Other affiliated payables	25,668
Other payables and accrued expenses	101,372
Collateral on securities loaned, at value	1,153,077
Total liabilities		2,153,123

Net Assets		$ 138,959,152
Net Assets consist of:
Paid in capital		$ 119,719,725
Accumulated net investment loss		(146,194)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,056,799
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,328,822
Net Assets		$ 138,959,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,688,119 ÷ 2,792,181 shares)	$ 16.72

Maximum offering price per share (100/94.25 of $16.72)	$ 17.74
Class T: Net Asset Value and redemption price per share ($24,177,666 ÷ 1,497,801 shares)	$ 16.14

Maximum offering price per share (100/96.50 of $16.14)	$ 16.73
Class B: Net Asset Value and offering price per share ($1,021,299 ÷ 68,275 shares)A	$ 14.96

Class C: Net Asset Value and offering price per share ($19,073,258 ÷ 1,278,727 shares)A	$ 14.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,998,810 ÷ 2,759,405 shares)	$ 17.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 766,678
Income from Fidelity Central Funds		5,798
Income before foreign taxes withheld		772,476
Less foreign taxes withheld		(39,076)
Total income		733,400

Expenses
Management fee Basic fee	$ 416,220
Performance adjustment	94,270
Transfer agent fees	123,759
Distribution and service plan fees	189,678
Accounting and security lending fees	23,225
Custodian fees and expenses	101,684
Independent trustees' compensation	227
Registration fees	57,476
Audit	57,540
Legal	184
Miscellaneous	447
Total expenses before reductions	1,064,710
Expense reductions	(162,029)	902,681
Net investment income (loss)		(169,281)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,946)	4,789,058
Foreign currency transactions	(87,448)
Total net realized gain (loss)		4,701,610
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $184)	5,837,376
Assets and liabilities in foreign currencies	(2,160)
Total change in net unrealized appreciation (depreciation)		5,835,216
Net gain (loss)		10,536,826
Net increase (decrease) in net assets resulting from operations		$ 10,367,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (169,281)	$ (2,050)
Net realized gain (loss)	4,701,610	16,649,782
Change in net unrealized appreciation (depreciation)	5,835,216	(4,085,442)
Net increase (decrease) in net assets resulting from operations	10,367,545	12,562,290
Distributions to shareholders from net investment income	-	(195,453)
Distributions to shareholders from net realized gain	-	(407,917)
Total distributions	-	(603,370)
Share transactions - net increase (decrease)	15,500,297	3,705,620
Redemption fees	689	573
Total increase (decrease) in net assets	25,868,531	15,665,113

Net Assets
Beginning of period	113,090,621	97,425,508
End of period (including accumulated net investment loss of $146,194 and undistributed net investment income of $23,087, respectively)	$ 138,959,152	$ 113,090,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.02	(.03)	.01
Net realized and unrealized gain (loss)	1.42	1.76	3.20	.81	(1.76)	2.47
Total from investment operations	1.40	1.77	3.24	.83	(1.79)	2.48
Distributions from net investment income	-	(.02)	-	-	-	(.03)
Distributions from net realized gain	-	(.06)	-	-	(.05)	(.08)
Total distributions	-	(.09)J	-	-	(.05)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.72	$ 15.32	$ 13.64	$ 10.40	$ 9.57	$ 11.41
Total ReturnB, C, D	9.14%	13.03%	31.15%	8.67%	(15.81)%	27.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.62%	1.38%	1.43%	1.51%	1.89%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.38%	1.43%	1.45%	1.50%
Expenses net of all reductions	1.45%A	1.45%	1.35%	1.40%	1.43%	1.44%
Net investment income (loss)	(.21)%A	.07%	.33%	.22%	(.24)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,688	$ 35,987	$ 33,694	$ 26,961	$ 36,367	$ 30,383
Portfolio turnover rate G	188%A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	- I	- I	(.05)	(.01)
Net realized and unrealized gain (loss)	1.37	1.71	3.10	.78	(1.72)	2.39
Total from investment operations	1.33	1.68	3.10	.78	(1.77)	2.38
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.06)	-	-	(.03)	(.08)
Total distributions	-	(.06)	-	-	(.03)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.14	$ 14.81	$ 13.19	$ 10.09	$ 9.31	$ 11.11
Total ReturnB, C, D	8.98%	12.77%	30.72%	8.38%	(15.97)%	27.20%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	1.93%	1.68%	1.71%	1.80%	2.32%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.68%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.70%A	1.70%	1.64%	1.68%	1.68%	1.70%
Net investment income (loss)	(.47)%A	(.17)%	.04%	(.05)%	(.49)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,178	$ 20,975	$ 19,193	$ 15,731	$ 24,180	$ 23,237
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.05)	(.10)	(.06)
Net realized and unrealized gain (loss)	1.28	1.58	2.89	.74	(1.62)	2.26
Total from investment operations	1.21	1.49	2.84	.69	(1.72)	2.20
Distributions from net realized gain	-	(.01)	-	-	- I	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.96	$ 13.75	$ 12.27	$ 9.43	$ 8.74	$ 10.46
Total ReturnB, C, D	8.80%	12.11%	30.12%	7.89%	(16.42)%	26.64%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57%A	2.44%	2.17%	2.19%	2.32%	2.82%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.17%	2.19%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.13%	2.17%	2.18%	2.19%
Net investment income (loss)	(.97)%A	(.68)%	(.45)%	(.54)%	(.99)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,021	$ 1,223	$ 1,331	$ 1,401	$ 1,926	$ 2,731
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.05)	(.10)	(.06)
Net realized and unrealized gain (loss)	1.27	1.58	2.90	.73	(1.61)	2.27
Total from investment operations	1.20	1.49	2.85	.68	(1.71)	2.21
Distributions from net realized gain	-	(.03)	-	-	(.02)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.92	$ 13.72	$ 12.26	$ 9.41	$ 8.73	$ 10.46
Total ReturnB, C, D	8.75%	12.13%	30.29%	7.79%	(16.38)%	26.68%
Ratios to Average Net Assets F, H
Expenses before reductions	2.50%A	2.40%	2.16%	2.18%	2.28%	2.77%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.16%	2.18%	2.20%	2.25%
Expenses net of all reductions	2.19%A	2.20%	2.13%	2.16%	2.18%	2.20%
Net investment income (loss)	(.96)%A	(.67)%	(.45)%	(.53)%	(.99)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,073	$ 15,747	$ 13,055	$ 9,421	$ 11,632	$ 7,986
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.92	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31
Income from Investment Operations
Net investment income (loss) D	-H	.05	.09	.06	-H	.04
Net realized and unrealized gain (loss)	1.47	1.82	3.33	.84	(1.82)	2.54
Total from investment operations	1.47	1.87	3.42	.90	(1.82)	2.58
Distributions from net investment income	-	(.06)	(.02)	-	-	(.05)
Distributions from net realized gain	-	(.06)	-	-	(.06)	(.08)
Total distributions	-	(.13) I	(.02)	-	(.06)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.39	$ 15.92	$ 14.18	$ 10.78	$ 9.88	$ 11.76
Total ReturnB, C	9.23%	13.27%	31.74%	9.11%	(15.60)%	28.00%
Ratios to Average Net Assets E, G
Expenses before reductions	1.41%A	1.29%	1.02%	1.06%	1.18%	1.43%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.02%	1.06%	1.17%	1.25%
Expenses net of all reductions	1.20%A	1.20%	.99%	1.03%	1.15%	1.19%
Net investment income (loss)	.03%A	.33%	.69%	.59%	.04%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,999	$ 39,159	$ 30,153	$ 22,548	$ 28,725	$ 12,936
Portfolio turnover rate F	188%A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distribution of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,714,651
Gross unrealized depreciation	(2,563,822)
Net unrealized appreciation (depreciation) on securities	$ 15,150,829

Tax cost	$ 124,258,386

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (105,904)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,196,195 and $111,803,754, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 46,910	$ 1,047
Class T	.25%	.25%	55,052	617
Class B	.75%	.25%	5,448	4,108
Class C	.75%	.25%	82,268	12,300
			$ 189,678	$ 18,072

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,707
Class T	3,261
Class B*	601
Class C*	878
$ 13,447

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 40,547.22
Class T	30,496.28
Class B	1,609.30
Class C	20,114.24
Institutional Class	30,993.15
	$ 123,759

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $972 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,060. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 52,763
Class T	1.70%	37,139
Class B	2.20%	2,010
Class C	2.20%	25,245
Institutional Class	1.20%	43,485
		$ 160,642

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. The amount totaled $1,387 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 59,620
Institutional Class	-	135,833
Total	$ -	$ 195,453
From net realized gain
Class A	$ -	$ 158,986
Class T	-	85,532
Class B	-	537
Class C	-	27,029
Institutional Class	-	135,833
Total	$ -	$ 407,917

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	738,734	591,626	$ 12,116,303	$ 8,791,852
Reinvestment of distributions	-	14,554	-	202,003
Shares redeemed	(295,425)	(726,930)	(4,620,094)	(10,858,770)
Net increase (decrease)	443,309	(120,750)	$ 7,496,209	$ (1,864,915)
Class T
Shares sold	178,148	191,912	$ 2,751,638	$ 2,773,971
Reinvestment of distributions	-	6,209	-	83,505
Shares redeemed	(96,723)	(236,313)	(1,477,839)	(3,370,930)
Net increase (decrease)	81,425	(38,192)	$ 1,273,799	$ (513,454)
Class B
Shares sold	3,207	7,695	$ 46,260	$ 100,901
Reinvestment of distributions	-	41	-	513
Shares redeemed	(23,857)	(27,284)	(337,593)	(363,912)
Net increase (decrease)	(20,650)	(19,548)	$ (291,333)	$ (262,498)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	221,044	308,334	$ 3,207,945	$ 4,159,482
Reinvestment of distributions	-	2,025	-	25,331
Shares redeemed	(90,172)	(227,752)	(1,263,307)	(3,054,673)
Net increase (decrease)	130,872	82,607	$ 1,944,638	$ 1,130,140
Institutional Class
Shares sold	386,883	494,369	$ 6,504,784	$ 7,721,563
Reinvestment of distributions	-	17,076	-	245,727
Shares redeemed	(87,356)	(178,721)	(1,427,800)	(2,750,943)
Net increase (decrease)	299,527	332,724	$ 5,076,984	$ 5,216,347

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLOI-USAN-0615
1.784881.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,091.40	$ 7.52
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,089.80	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,088.00	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,087.50	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,092.30	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc. (United States of America, IT Services)	1.0	1.2
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	1.0	1.2
McKesson Corp. (United States of America, Health Care Providers & Services)	0.9	1.2
Cardinal Health, Inc. (United States of America, Health Care Providers & Services)	0.8	1.1
FedEx Corp. (United States of America, Air Freight & Logistics)	0.8	0.9
	4.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.3	15.6
Financials	19.1	13.4
Information Technology	18.9	17.6
Industrials	17.7	16.4
Health Care	12.7	17.6
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.8	50.4
Japan	7.3	6.5
Cayman Islands	5.3	4.7
United Kingdom	5.1	2.5
Germany	3.5	1.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.4%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.5%
Ausdrill Ltd.	246,041	$ 86,644
Charter Hall Group unit	74,232	301,354
CSG Ltd.	258,338	327,097
CSL Ltd.	1,754	126,283
Estia Health Ltd.	61,514	292,561
Imdex Ltd. (a)	192,909	51,904
Independence Group NL	77,301	360,916
Isentia Group Ltd.	101,134	285,716
Qube Holdings Ltd.	131,532	290,405
TOTAL AUSTRALIA		2,122,880
Austria - 0.7%
ams AG	6,170	335,447
CA Immobilien Anlagen AG	18,300	332,107
PORR AG	4,900	291,031
TOTAL AUSTRIA		958,585
Bailiwick of Guernsey - 0.2%
Pershing Square Holdings Ltd. (a)	11,200	298,439
Bailiwick of Jersey - 0.3%
Shire PLC	4,600	373,813
Belgium - 0.2%
Ion Beam Applications SA (a)	12,400	306,583
Bermuda - 2.7%
Beijing Enterprises Water Group Ltd.	188,000	162,760
Brilliance China Automotive Holdings Ltd.	138,000	259,956
BW LPG Ltd.	6,900	61,021
Cheung Kong Infrastructure Holdings Ltd.	11,000	93,387
China Water Affairs Group Ltd.	604,000	383,415
Essent Group Ltd. (a)	25,500	636,225
Genpact Ltd. (a)	23,400	511,524
Great Eagle Holdings Ltd.	34,000	125,681
Haier Electronics Group Co. Ltd.	105,000	302,785
Hiscox Ltd.	11,088	139,702
Luye Pharma Group Ltd.	108,000	138,788
Man Wah Holdings Ltd.	287,600	374,039
PAX Global Technology Ltd. (a)	335,000	488,417
Silverlake Axis Ltd. Class A	89,100	85,518
TOTAL BERMUDA		3,763,218
Brazil - 1.8%
BB Seguridade Participacoes SA	27,200	318,226
Common Stocks - continued
	Shares	Value
Brazil - continued
Brasil Foods SA	3,500	$ 74,810
Cielo SA	27,860	387,809
CVC Brasil Operadora e Agencia de Viagens SA	66,100	380,416
Direcional Engenharia SA	46,100	97,618
Hypermarcas SA (a)	40,200	265,247
Iguatemi Empresa de Shopping Centers SA	34,300	307,373
JBS SA	20,000	103,155
Natura Cosmeticos SA	3,700	35,367
Porto Seguro SA	26,700	333,999
Valid Solucoes SA	8,600	133,726
TOTAL BRAZIL		2,437,746
British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	5,100	18,288
Canada - 3.2%
AGT Food & Ingredients, Inc.	3,900	86,275
B2Gold Corp. (a)	42,500	66,577
CCL Industries, Inc. Class B	500	57,484
Clearwater Seafoods, Inc.	17,800	182,942
Concordia Healthcare Corp.	2,500	175,300
Constellation Software, Inc.	600	235,226
Constellation Software, Inc. rights 9/15/15 (a)	600	179
Descartes Systems Group, Inc. (a)	5,700	85,654
Element Financial Corp. (a)	23,900	342,702
EnerCare, Inc.	7,000	85,636
Enghouse Systems Ltd.	2,308	98,748
Espial Group, Inc. (a)	105,215	332,258
FirstService Corp. (sub. vtg.)	2,700	176,748
Great Canadian Gaming Corp. (a)	14,600	286,191
Imperial Oil Ltd.	2,700	119,010
Intact Financial Corp.	4,000	308,098
Linamar Corp.	1,600	95,032
MacDonald Dettwiler & Associates Ltd.	3,300	261,976
New Gold, Inc. (a)	5,700	19,134
North West Co., Inc.	16,600	340,668
Pason Systems, Inc.	4,300	77,411
PrairieSky Royalty Ltd.	3,100	85,125
Richelieu Hardware Ltd.	4,000	208,869
Saputo, Inc.	4,400	130,377
Common Stocks - continued
	Shares	Value
Canada - continued
Stella-Jones, Inc.	2,800	$ 100,930
Suncor Energy, Inc.	12,900	420,092
TOTAL CANADA		4,378,642
Cayman Islands - 5.3%
Best Pacific International Holdings Ltd.	450,000	203,211
Boer Power Holdings Ltd.	186,000	359,494
Car, Inc.	175,000	414,551
Chailease Holding Co. Ltd.	78,000	214,191
China Aircraft Leasing Group Holdings Ltd.	85,000	148,712
China Mengniu Dairy Co. Ltd.	54,000	273,464
Cogobuy Group (a)	375,000	474,644
Colour Life Services Group Co. Ltd.	287,000	402,882
CT Environmental Group Ltd.	114,000	160,324
Greatview Aseptic Pack Co. Ltd.	206,000	124,389
Hosa International Ltd.	606,000	311,970
Lee's Pharmaceutical Holdings Ltd.	175,000	324,687
Lijun International Pharmaceutical Holding Ltd.	614,000	272,517
Minth Group Ltd.	136,000	341,467
Nexteer Auto Group Ltd.	126,000	142,248
Nirvana Asia Ltd.	1,036,000	338,180
Shenzhou International Group Holdings Ltd.	31,000	146,190
Sinosoft Tech Group Ltd.	514,000	384,644
Sunny Optical Technology Group Co. Ltd.	152,000	340,456
Tencent Holdings Ltd.	13,600	280,689
Value Partners Group Ltd.	267,000	496,068
Wasion Group Holdings Ltd.	250,000	395,456
Xinyi Solar Holdings Ltd.	438,000	154,278
Yestar International Holdings Co. Ltd.	820,000	378,760
Zhen Ding Technology Holding Ltd.	88,000	307,451
TOTAL CAYMAN ISLANDS		7,390,923
China - 1.9%
Baic Motor Corp. Ltd.	72,500	107,573
China CITIC Bank Corp. Ltd. (H Shares)	159,000	144,628
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	74,193
China Pacific Insurance Group Co. Ltd. (H Shares)	28,800	157,181
China Railway Group Ltd. (H Shares)	59,000	83,127
CITIC Securities Co. Ltd. (H Shares)	64,500	287,109
CSR Corp. Ltd. (H Shares)	5,000	9,677
Daqin Railway Co. Ltd. (A Shares)	94,500	212,834
Haitong Securities Co. Ltd. (H Shares)	124,000	407,171
Common Stocks - continued
	Shares	Value
China - continued
Inner Mongoli Yili Industries Co. Ltd.	30,600	$ 179,867
Kweichow Moutai Co. Ltd.	4,479	182,134
PICC Property & Casualty Co. Ltd. (H Shares)	109,720	244,057
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	26,000	373,703
Weifu High-Technology Co. Ltd. (B Shares)	1,600	7,485
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	46,000	107,187
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	9,700	44,805
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	8,554
TOTAL CHINA		2,631,285
Curacao - 0.2%
Sapiens International Corp. NV	33,785	293,790
Denmark - 0.9%
Ambu A/S Series B	1,200	31,478
Genmab A/S (a)	6,400	492,808
Royal Unibrew A/S	1,300	248,869
SimCorp A/S	9,600	331,591
William Demant Holding A/S (a)	1,900	155,519
TOTAL DENMARK		1,260,265
Egypt - 0.0%
Elsewedy Electric Co. (a)	600	3,725
Finland - 0.5%
Huhtamaki Oyj	8,500	271,726
Munksjo Oyj	22,400	261,133
Valmet Corp.	15,400	178,476
TOTAL FINLAND		711,335
France - 2.6%
ALTEN	6,100	297,757
Atos Origin SA	4,621	361,183
Cap Gemini SA	2,900	258,377
Faurecia SA	5,500	260,716
Les Nouveaux Construct Investment SA	5,700	92,771
Natixis SA	42,600	352,620
Nexity	7,300	320,590
Norbert Dentressangle SA	1,600	389,155
Sartorius Stedim Biotech	1,400	356,763
Schneider Electric SA	1,400	104,648
SR Teleperformance SA	3,400	255,218
Common Stocks - continued
	Shares	Value
France - continued
Ubisoft Entertainment SA (a)	15,660	$ 288,767
Virbac SA	1,200	312,313
TOTAL FRANCE		3,650,878
Germany - 3.3%
BAUER AG	18,800	327,208
Bertrandt AG	1,800	237,637
CANCOM AG	7,600	314,370
Continental AG	1,400	328,097
Deutsche Boerse AG	3,900	323,169
DIC Asset AG	35,300	355,557
GFT Technologies AG (d)	15,500	292,089
Isra Vision AG	24	1,570
Krones AG	2,100	231,759
MLP AG	12,800	54,714
MTU Aero Engines Holdings AG	2,300	226,105
Nemetschek AG	1,000	129,998
NORMA Group AG	4,900	260,277
Open Business Club AG	1,900	313,947
Patrizia Immobilien AG	11,990	236,183
ProSiebenSat.1 Media AG	6,300	322,101
Rational AG	900	317,187
Rocket Internet AG (a)	1,037	51,471
Stroer Out-of-Home Media AG	8,600	317,962
TOTAL GERMANY		4,641,401
Greece - 0.1%
Mytilineos Holdings SA (a)	22,600	155,866
Hong Kong - 1.5%
BYD Electronic International Co. Ltd.	227,000	342,672
Cathay Pacific Airways Ltd.	140,000	360,903
China Everbright International Ltd.	14,000	26,228
China Everbright Ltd.	110,000	365,458
China Overseas Land and Investment Ltd.	92,000	385,186
Guotai Junan International Holdings Ltd.	238,000	393,670
Hang Lung Properties Ltd.	49,000	165,956
MTR Corp. Ltd.	6	30
Winteam Pharmaceutical Group Ltd. (a)	14,000	10,964
TOTAL HONG KONG		2,051,067
India - 0.6%
Adani Ports & Special Economic Zone	1,231	6,151
Common Stocks - continued
	Shares	Value
India - continued
Alstom India Ltd. (a)	544	$ 6,136
Bayer CropScience Ltd.	109	6,463
Bharti Infratel Ltd.	15,742	99,410
Britannia Industries Ltd. (a)	179	6,191
Cadila Healthcare Ltd. (a)	201	5,383
Cyient Ltd.	692	5,240
Dalmia Bharat Ltd. (a)	817	5,656
Divi's Laboratories Ltd. (a)	175	4,746
HDFC Bank Ltd.	13,770	245,978
Housing Development Finance Corp. Ltd.	17,376	319,916
Iifl Holdings Ltd. (a)	40,000	109,650
Kalpataru Power Transmission Ltd. (a)	1,663	6,035
Kaveri Seed Co. Ltd.	316	4,163
Lupin Ltd.	183	5,104
Motherson Sumi Systems Ltd.	695	5,514
Pc Jeweller Ltd. (a)	1,028	5,537
Sun Pharmaceutical Industries Ltd. (a)	328	4,846
Supreme Industries Ltd. (a)	498	5,351
Tata Motors Ltd. rights 5/2/15 (a)	107	98
Torrent Pharmaceuticals Ltd.	307	5,806
UPL Ltd.	909	7,018
Voltas Ltd. (a)	1,259	5,569
TOTAL INDIA		875,961
Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	98,900	4,921
PT Astra International Tbk	11,100	5,866
PT Bank Central Asia Tbk	152,700	158,737
PT Bank Negara Indonesia (Persero) Tbk	443,300	219,726
PT Pakuwon Jati Tbk	3,269,200	110,466
PT Pembangunan Perumahan Persero Tbk	18,300	5,541
TOTAL INDONESIA		505,257
Ireland - 2.1%
Accenture PLC Class A	700	64,855
Actavis PLC (a)	2,200	622,292
C&C Group PLC	55,394	224,461
Fleetmatics Group PLC (a)	6,200	282,596
Horizon Pharma PLC (a)	11,300	317,756
Jazz Pharmaceuticals PLC (a)	4,400	786,280
Medtronic PLC	7,500	558,375
TOTAL IRELAND		2,856,615
Common Stocks - continued
	Shares	Value
Israel - 1.0%
Frutarom Industries Ltd.	9,900	$ 421,729
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,900	900,258
TOTAL ISRAEL		1,321,987
Italy - 1.5%
Azimut Holding SpA	8,328	244,449
Brembo SpA	6,500	260,017
Fincantieri SpA (d)	228,823	207,980
Industria Macchine Automatiche SpA (IMA)	5,800	295,314
Interpump Group SpA	15,200	255,614
Mediaset SpA	34,100	175,261
Moncler SpA	16,500	293,832
Salvatore Ferragamo Italia SpA	8,800	273,650
TOTAL ITALY		2,006,117
Japan - 7.3%
Alps Electric Co. Ltd.	4,800	119,234
Asahi Co. Ltd.	21,400	189,032
Astellas Pharma, Inc.	19,100	297,400
Broadleaf Co. Ltd.	17,200	268,160
Chodai Co. Ltd.	64,400	315,635
CyberAgent, Inc.	5,500	264,664
Disco Corp.	1,400	127,494
FJ Next Co. Ltd.	18,600	83,903
Gulliver International Co. Ltd.	43,100	337,138
Horiba Ltd.	7,300	274,124
Hoshizaki Electric Co. Ltd.	2,700	158,846
Hoya Corp.	7,700	296,765
Jamco Corp.	4,800	137,119
Japan Aviation Electronics Industry Ltd.	8,000	192,175
JK Holdings Co. Ltd.	16,200	80,918
Kawasaki Heavy Industries Ltd.	69,000	355,616
KDDI Corp.	4,600	108,847
Keyence Corp.	400	213,540
Kinugawa Rubber Industrial Co. Ltd.	22,000	101,170
Koito Manufacturing Co. Ltd.	4,800	167,963
Koshidaka Holdings Co. Ltd.	15,200	314,644
Minebea Ltd.	21,000	321,996
Misumi Group, Inc.	16,400	615,461
Monex Group, Inc.	132,300	359,580
Nifco, Inc.	6,500	230,205
Open House Co. Ltd.	13,700	348,436
Common Stocks - continued
	Shares	Value
Japan - continued
Pal Co. Ltd.	10,100	$ 324,629
Pigeon Corp.	3,600	95,337
Sakai Heavy Industries Ltd.	36,000	87,416
Seikitokyu Kogyo Co. Ltd.	78,500	356,381
Sohgo Security Services Co., Ltd.	5,900	192,326
Sundrug Co. Ltd.	5,500	276,005
Suzuki Motor Corp.	8,500	274,738
Takeuchi Manufacturing Co. Ltd.	6,200	300,267
TDK Corp.	4,000	288,129
Temp Holdings Co., Ltd.	5,000	158,366
THK Co. Ltd.	10,400	261,258
Toshiba Corp.	34,000	136,223
Tsuruha Holdings, Inc.	10,600	768,805
Union Tool Co.	8,500	256,551
United Arrows Ltd.	4,400	135,400
TOTAL JAPAN		10,191,896
Kenya - 0.0%
Safaricom Ltd.	80,800	14,862
Korea (South) - 0.7%
Amicogen, Inc.	777	49,198
CJ CGV Co. Ltd.	113	8,330
Cosmax Bti, Inc.	130	6,940
Fila Korea Ltd.	1,673	163,089
Hanjin Kal Corp.	211	6,455
Hansae Co. Ltd.	2,371	90,692
Hanssem Co. Ltd.	37	6,819
KONA@I Co. Ltd.	9,558	310,581
LG Household & Health Care Ltd.	16	11,705
Loen Entertainment, Inc.	192	9,572
Medy-Tox, Inc.	19	6,555
Osstem Implant Co. Ltd. (a)	7,514	327,178
TOTAL KOREA (SOUTH)		997,114
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	2,600	176,956
Luxembourg - 0.4%
L'Occitane Ltd.	102,250	301,451
Stabilus SA	7,300	254,256
TOTAL LUXEMBOURG		555,707
Common Stocks - continued
	Shares	Value
Malaysia - 0.4%
Berjaya Auto Bhd	5,000	$ 5,670
Cahya Mata Sarawak Bhd	236,500	336,577
Globetronics Technology Bhd	36,100	60,293
IHH Healthcare Bhd	6,200	10,303
IJM Corp. Bhd	49,000	100,820
Inari Amertron Bhd	21,200	18,924
Kossan Rubber Industries Bhd	20,300	34,189
My E.G.Services Bhd	7,000	4,971
TIME dotCom Bhd	3,800	6,507
Unisem (M) Bhd	11,000	7,380
TOTAL MALAYSIA		585,634
Marshall Islands - 0.2%
StealthGas, Inc. (a)	48,400	319,924
Mexico - 1.2%
Credito Real S.A.B. de CV	128,200	317,116
Grupo Aeromexico S.A.B. de CV (a)	166,600	295,258
Grupo Aeroportuario del Pacifico SA de CV Series B	9,700	69,061
Grupo Aeroportuario del Sureste SA de CV Series B	8,875	125,616
Grupo Bimbo S.A.B. de CV Series A (a)	96,400	258,876
Grupo Televisa SA de CV	38,200	278,022
Infraestructura Energetica Nova S.A.B. de CV	51,300	298,531
TOTAL MEXICO		1,642,480
Netherlands - 1.5%
AEGON NV	40,900	322,697
Euronext NV	10,000	419,808
Fiat Chrysler Automobiles NV (a)	15,900	236,774
Heijmans NV (Certificaten Van Aandelen)	25,100	335,513
IMCD Group BV	9,600	357,748
Mota-Engil Africa NV	2,340	18,347
Nsi NV	35,061	164,666
TKH Group NV unit	7,300	270,877
TOTAL NETHERLANDS		2,126,430
New Zealand - 0.3%
Diligent Board Member Services, Inc. (a)	61,971	277,647
Fisher & Paykel Healthcare Corp.	19,154	95,025
TOTAL NEW ZEALAND		372,672
Common Stocks - continued
	Shares	Value
Norway - 0.4%
Merkantildata ASA	21,100	$ 234,211
Veidekke ASA	23,000	282,554
TOTAL NORWAY		516,765
Panama - 0.2%
Copa Holdings SA Class A	2,400	266,136
Philippines - 0.8%
Ayala Corp.	7,700	134,618
D&L Industries, Inc.	27,800	12,462
Filinvest Land, Inc.	5,547,000	236,228
First Gen Corp.	13,600	8,566
First Phillipines Holdings Corp.	4,340	9,027
GT Capital Holdings, Inc.	8,445	237,743
Megaworld Corp.	1,769,200	210,171
Robinsons Retail Holdings, Inc.	3,260	6,357
Semirara Mining & Power Corp.	67,180	249,205
TOTAL PHILIPPINES		1,104,377
Poland - 0.6%
Kruk SA (a)	6,400	272,367
NG2 SA	5,300	280,470
TVN SA (a)	49,000	231,399
TOTAL POLAND		784,236
Singapore - 0.1%
Religare Health Trust	7,700	6,197
Technovator International Ltd. (a)	96,000	94,011
TOTAL SINGAPORE		100,208
South Africa - 2.0%
Attacq Ltd. (a)	141,513	296,438
Capitec Bank Holdings Ltd.	5,400	254,198
Clicks Group Ltd.	472	3,622
Discovery Ltd.	11,023	122,385
Famous Brands Ltd.	200	2,051
FirstRand Ltd.	17,200	82,167
Investec Ltd.	32,300	307,055
MMI Holdings Ltd.	48,900	139,142
Mpact Ltd.	356	1,289
Mr Price Group Ltd.	100	2,138
Netcare Ltd.	1,100	3,853
Pioneer Foods Ltd.	300	4,694
Common Stocks - continued
	Shares	Value
South Africa - continued
Rand Merchant Insurance Holdings Ltd.	29,500	$ 116,103
Remgro Ltd.	10,200	226,957
Resilient Property Income Fund Ltd.	34,100	285,126
Sanlam Ltd.	34,000	219,984
Spar Group Ltd.	100	1,606
Standard Bank Group Ltd.	20,100	295,006
Transaction Capital Ltd.	185,800	142,752
Woolworths Holdings Ltd.	500	3,763
Zeder Investments Ltd.	326,347	243,054
TOTAL SOUTH AFRICA		2,753,383
Spain - 1.2%
Amadeus IT Holding SA Class A	6,000	273,492
Cie Automotive SA	16,700	253,783
Gamesa Corporacion Tecnologica SA (a)	23,100	308,902
Melia Hotels International SA	21,500	268,808
Merlin Properties Socimi SA (d)	23,600	321,015
Merlin Properties Socimi SA rights 5/2/15	23,600	35,859
Viscofan Envolturas Celulosicas SA	3,900	247,882
TOTAL SPAIN		1,709,741
Sweden - 1.2%
Betsson AB (B Shares)	5,000	209,327
HEXPOL AB (B Shares)	2,100	225,039
ITAB Shop Concept AB	14,600	327,297
Klovern AB:
(A Shares)	27,400	30,679
(B Shares)	274,000	303,956
Loomis AB (B Shares)	7,700	246,781
Nibe Industrier AB (B Shares)	12,100	322,291
TOTAL SWEDEN		1,665,370
Switzerland - 0.9%
Comet Holding AG	486	428,539
Lonza Group AG	3,706	523,992
u-blox Holding AG	1,700	322,772
TOTAL SWITZERLAND		1,275,303
Taiwan - 0.4%
ADLINK Technology, Inc.	5,000	15,755
Aerospace Industries Development Corp. (a)	4,000	5,806
Catcher Technology Co. Ltd.	1,000	11,755
ECLAT Textile Co. Ltd.	2,000	26,905
Common Stocks - continued
	Shares	Value
Taiwan - continued
Feng Tay Enterprise Co. Ltd.	2,000	$ 12,375
Hota Industrial Manufacturing Co. Ltd.	135,000	341,622
Makalot Industrial Co. Ltd.	2,000	15,673
Poya International Co. Ltd.	1,000	10,726
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	9,629
Vanguard International Semiconductor Corp.	6,000	9,267
Voltronic Power Technology Corp.	3,000	37,370
WT Microelectronics Co. Ltd.	9,000	14,194
TOTAL TAIWAN		511,077
Thailand - 0.2%
Ananda Development PCL	1,800,500	194,501
Carabao Group PCL	23,700	29,665
KCE Electronics PCL	7,500	12,289
Major Cineplex Group PCL (For. Reg.)	25,000	25,413
MC Group PCL	11,400	4,808
Samart Telecoms PCL	7,400	6,063
SPCG Public Co. Ltd.	7,000	5,788
Tipco Asphalt (For. Reg.)	40,000	19,178
TOTAL THAILAND		297,705
Turkey - 0.7%
Aksa Akrilik Kimya Sanayii	97,000	391,978
Aselsan A/S	43,000	224,444
Soda Sanayii AS	37,354	91,128
Ulker Biskuvi Sanayi A/S	40,000	306,069
TOTAL TURKEY		1,013,619
United Kingdom - 5.1%
Barratt Developments PLC	35,900	284,807
Bellway PLC	8,800	267,539
Bovis Homes Group PLC	18,600	264,834
Cairn Energy PLC (a)	174,896	476,496
Crest Nicholson PLC	39,900	273,943
Development Securities PLC	26,800	104,067
Dialog Semiconductor PLC (a)	6,900	311,113
Direct Line Insurance Group PLC	75,072	366,505
Domino's Pizza UK & IRL PLC	16,600	200,831
easyJet PLC	13,500	373,284
Essentra PLC	18,100	265,696
Galliford Try PLC	11,900	273,821
Hikma Pharmaceuticals PLC	7,710	241,109
ITV PLC	80,000	310,601
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Marshalls PLC	70,000	$ 289,199
Micro Focus International PLC	5,304	102,087
Moneysupermarket.com Group PLC	70,000	299,953
OneSavings Bank PLC	84,000	372,808
Persimmon PLC	11,800	306,379
Redrow PLC	48,000	271,880
Rightmove PLC	6,500	314,661
SABMiller PLC	2,400	127,039
Ted Baker PLC	6,400	279,528
The Restaurant Group PLC	21,800	226,556
Travis Perkins PLC	8,800	279,710
Whitbread PLC	3,194	256,476
TOTAL UNITED KINGDOM		7,140,922
United States of America - 39.8%
3M Co.	1,500	234,585
AbbVie, Inc.	8,100	523,746
Abraxas Petroleum Corp. (a)	185,100	703,380
Acuity Brands, Inc.	900	150,255
AFLAC, Inc.	9,200	579,968
Alliance Data Systems Corp. (a)	3,100	921,661
AMC Networks, Inc. Class A (a)	4,200	316,848
AMN Healthcare Services, Inc. (a)	48,700	1,110,847
Apogee Enterprises, Inc.	5,500	289,410
Apple, Inc.	10,900	1,364,135
AutoZone, Inc. (a)	300	201,798
Belden, Inc.	10,800	906,660
BofI Holding, Inc. (a)	3,900	358,059
Boston Scientific Corp. (a)	44,300	789,426
Brocade Communications Systems, Inc.	20,000	226,000
Cadence Design Systems, Inc. (a)	20,000	373,000
Capital One Financial Corp.	8,200	662,970
Cardinal Health, Inc.	13,700	1,155,458
Caterpillar, Inc.	4,700	408,336
CBRE Group, Inc. (a)	13,900	532,926
CDW Corp.	26,600	1,019,312
Church & Dwight Co., Inc.	1,000	81,170
Citigroup, Inc.	15,400	821,128
City National Corp.	1,800	167,760
Cognizant Technology Solutions Corp. Class A (a)	4,900	286,846
Colfax Corp. (a)(d)	13,500	669,465
CRA International, Inc. (a)	4,300	125,560
Common Stocks - continued
	Shares	Value
United States of America - continued
Cummins, Inc.	3,700	$ 511,562
CVS Health Corp.	8,200	814,178
Cytec Industries, Inc.	6,300	348,327
DaVita HealthCare Partners, Inc. (a)	2,800	227,080
Deere & Co.	3,100	280,612
Dermira, Inc.	3,100	45,725
DineEquity, Inc.	7,000	675,010
E.I. du Pont de Nemours & Co.	6,100	446,520
Eastman Chemical Co.	4,400	335,368
Electronic Arts, Inc. (a)	11,600	673,844
Envision Healthcare Holdings, Inc. (a)	8,400	318,864
Ethan Allen Interiors, Inc.	12,800	310,016
Etsy, Inc.	400	8,896
Extra Space Storage, Inc.	2,200	145,046
Facebook, Inc. Class A (a)	7,300	575,021
FedEx Corp.	6,660	1,129,336
FelCor Lodging Trust, Inc.	55,500	616,605
Fidelity National Information Services, Inc.	13,700	856,113
FleetCor Technologies, Inc. (a)	450	72,401
Foot Locker, Inc.	6,700	398,315
G-III Apparel Group Ltd. (a)	4,200	466,956
Gilead Sciences, Inc. (a)	7,200	723,672
Global Payments, Inc.	14,000	1,403,918
Google, Inc. Class C (a)	1,559	837,713
Halliburton Co.	14,500	709,775
Hanesbrands, Inc.	22,800	708,624
Harman International Industries, Inc.	2,300	299,874
Harris Corp.	1,200	96,288
Helmerich & Payne, Inc.	2,300	179,331
HMS Holdings Corp. (a)	6,200	105,462
Hologic, Inc. (a)	13,400	452,116
Hooker Furniture Corp.	15,000	381,750
Houghton Mifflin Harcourt Co. (a)	13,400	306,324
Illinois Tool Works, Inc.	4,900	458,542
IPG Photonics Corp. (a)	4,300	380,894
Jones Lang LaSalle, Inc.	6,100	1,012,966
Juniper Networks, Inc.	4,100	108,363
Keysight Technologies, Inc. (a)	2,000	66,920
Kroger Co.	8,500	585,735
Ladder Capital Corp. Class A	11,400	199,956
Lakeland Financial Corp.	11,100	433,455
Lennar Corp. Class A	14,000	641,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Liberty Tax, Inc.	9,100	$ 252,070
Lithia Motors, Inc. Class A (sub. vtg.)	3,300	329,109
Malibu Boats, Inc. Class A (a)	14,400	304,848
Marsh & McLennan Companies, Inc.	2,700	151,632
McGraw Hill Financial, Inc.	8,200	855,260
McKesson Corp.	5,700	1,273,380
MedAssets, Inc. (a)	11,400	230,736
Middleby Corp. (a)	2,700	273,618
Modine Manufacturing Co. (a)	23,700	291,273
Multi-Color Corp.	4,900	307,622
Murphy U.S.A., Inc. (a)	3,275	213,956
NVIDIA Corp.	11,800	261,901
NVR, Inc. (a)	300	397,947
Oaktree Capital Group LLC Class A	1,500	80,220
Old Dominion Freight Lines, Inc. (a)	1,800	128,034
Omega Flex, Inc.	21,646	644,834
Omnicare, Inc.	8,937	786,277
Opus Bank	2,700	84,510
Polaris Industries, Inc.	7,700	1,054,592
Praxair, Inc.	3,700	451,141
Priceline Group, Inc. (a)	300	371,343
PulteGroup, Inc.	43,000	829,900
QUALCOMM, Inc.	700	47,600
Reinsurance Group of America, Inc.	3,500	320,670
Rexnord Corp. (a)	35,600	943,044
Ruth's Hospitality Group, Inc.	53,400	776,970
Signature Bank (a)	2,500	335,225
SLM Corp. (a)	65,500	667,445
Sportsman's Warehouse Holdings, Inc.	31,500	303,345
Springleaf Holdings, Inc. (a)	1,900	95,000
SS&C Technologies Holdings, Inc.	4,000	240,680
Steris Corp.	12,300	817,950
Textron, Inc.	19,600	862,008
The Western Union Co.	26,000	527,280
Thermo Fisher Scientific, Inc.	2,200	276,496
TJX Companies, Inc.	6,500	419,510
Total System Services, Inc.	15,500	613,180
Tractor Supply Co.	3,400	292,604
TriNet Group, Inc. (a)	8,700	304,674
U.S. Bancorp	4,600	197,202
U.S. Physical Therapy, Inc.	5,700	268,812
UMB Financial Corp.	5,100	253,929
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Electronics, Inc. (a)	2,100	$ 113,274
Visa, Inc. Class A	10,400	686,920
Wabtec Corp.	3,200	300,960
West Corp.	2,700	83,565
Wyndham Worldwide Corp.	9,900	845,460
Yum! Brands, Inc.	2,500	214,900
Zebra Technologies Corp. Class A (a)	7,000	644,560
TOTAL UNITED STATES OF AMERICA		55,356,848
TOTAL COMMON STOCKS (Cost $121,210,437)		136,494,031
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Sartorius AG (non-vtg.) (Cost $228,919)	1,800	298,426
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.15% (b)	1,463,681	1,463,681
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,153,077	1,153,077
TOTAL MONEY MARKET FUNDS (Cost $2,616,758)		2,616,758
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $124,056,114)		139,409,215
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(450,063)
NET ASSETS - 100%		$ 138,959,152
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 738
Fidelity Securities Lending Cash Central Fund	5,060
Total	$ 5,798
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,975,060	$ 18,093,113	$ 8,881,947	$ -
Consumer Staples	6,008,480	4,020,082	1,988,398	-
Energy	3,419,058	2,863,253	537,517	18,288
Financials	26,585,192	20,438,837	6,146,355	-
Health Care	17,580,695	14,190,491	3,390,204	-
Industrials	24,008,328	13,063,306	10,945,022	-
Information Technology	26,456,534	19,437,861	7,018,673	-
Materials	4,401,623	2,932,964	1,468,659	-
Telecommunication Services	235,689	126,842	108,847	-
Utilities	1,121,798	1,121,798	-	-
Money Market Funds	2,616,758	2,616,758	-	-
Total Investments in Securities:	$ 139,409,215	$ 98,905,305	$ 40,485,622	$ 18,288

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,185,577
Level 2 to Level 1	$ 10,666,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,095,618) - See accompanying schedule: Unaffiliated issuers (cost $121,439,356)	$ 136,792,457
Fidelity Central Funds (cost $2,616,758)	2,616,758
Total Investments (cost $124,056,114)		$ 139,409,215
Foreign currency held at value (cost $356,908)		356,764
Receivable for investments sold Regular delivery		918,170
Delayed delivery		1,637
Receivable for fund shares sold		181,409
Dividends receivable		159,608
Distributions receivable from Fidelity Central Funds		1,561
Prepaid expenses		81
Receivable from investment adviser for expense reductions		30,955
Other receivables		52,875
Total assets		141,112,275

Liabilities
Payable for investments purchased	$ 639,270
Payable for fund shares redeemed	104,941
Accrued management fee	93,617
Distribution and service plan fees payable	35,178
Other affiliated payables	25,668
Other payables and accrued expenses	101,372
Collateral on securities loaned, at value	1,153,077
Total liabilities		2,153,123

Net Assets		$ 138,959,152
Net Assets consist of:
Paid in capital		$ 119,719,725
Accumulated net investment loss		(146,194)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,056,799
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,328,822
Net Assets		$ 138,959,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,688,119 ÷ 2,792,181 shares)	$ 16.72

Maximum offering price per share (100/94.25 of $16.72)	$ 17.74
Class T: Net Asset Value and redemption price per share ($24,177,666 ÷ 1,497,801 shares)	$ 16.14

Maximum offering price per share (100/96.50 of $16.14)	$ 16.73
Class B: Net Asset Value and offering price per share ($1,021,299 ÷ 68,275 shares)A	$ 14.96

Class C: Net Asset Value and offering price per share ($19,073,258 ÷ 1,278,727 shares)A	$ 14.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,998,810 ÷ 2,759,405 shares)	$ 17.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 766,678
Income from Fidelity Central Funds		5,798
Income before foreign taxes withheld		772,476
Less foreign taxes withheld		(39,076)
Total income		733,400

Expenses
Management fee Basic fee	$ 416,220
Performance adjustment	94,270
Transfer agent fees	123,759
Distribution and service plan fees	189,678
Accounting and security lending fees	23,225
Custodian fees and expenses	101,684
Independent trustees' compensation	227
Registration fees	57,476
Audit	57,540
Legal	184
Miscellaneous	447
Total expenses before reductions	1,064,710
Expense reductions	(162,029)	902,681
Net investment income (loss)		(169,281)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,946)	4,789,058
Foreign currency transactions	(87,448)
Total net realized gain (loss)		4,701,610
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $184)	5,837,376
Assets and liabilities in foreign currencies	(2,160)
Total change in net unrealized appreciation (depreciation)		5,835,216
Net gain (loss)		10,536,826
Net increase (decrease) in net assets resulting from operations		$ 10,367,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (169,281)	$ (2,050)
Net realized gain (loss)	4,701,610	16,649,782
Change in net unrealized appreciation (depreciation)	5,835,216	(4,085,442)
Net increase (decrease) in net assets resulting from operations	10,367,545	12,562,290
Distributions to shareholders from net investment income	-	(195,453)
Distributions to shareholders from net realized gain	-	(407,917)
Total distributions	-	(603,370)
Share transactions - net increase (decrease)	15,500,297	3,705,620
Redemption fees	689	573
Total increase (decrease) in net assets	25,868,531	15,665,113

Net Assets
Beginning of period	113,090,621	97,425,508
End of period (including accumulated net investment loss of $146,194 and undistributed net investment income of $23,087, respectively)	$ 138,959,152	$ 113,090,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.02	(.03)	.01
Net realized and unrealized gain (loss)	1.42	1.76	3.20	.81	(1.76)	2.47
Total from investment operations	1.40	1.77	3.24	.83	(1.79)	2.48
Distributions from net investment income	-	(.02)	-	-	-	(.03)
Distributions from net realized gain	-	(.06)	-	-	(.05)	(.08)
Total distributions	-	(.09)J	-	-	(.05)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.72	$ 15.32	$ 13.64	$ 10.40	$ 9.57	$ 11.41
Total ReturnB, C, D	9.14%	13.03%	31.15%	8.67%	(15.81)%	27.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.62%	1.38%	1.43%	1.51%	1.89%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.38%	1.43%	1.45%	1.50%
Expenses net of all reductions	1.45%A	1.45%	1.35%	1.40%	1.43%	1.44%
Net investment income (loss)	(.21)%A	.07%	.33%	.22%	(.24)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,688	$ 35,987	$ 33,694	$ 26,961	$ 36,367	$ 30,383
Portfolio turnover rate G	188%A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	- I	- I	(.05)	(.01)
Net realized and unrealized gain (loss)	1.37	1.71	3.10	.78	(1.72)	2.39
Total from investment operations	1.33	1.68	3.10	.78	(1.77)	2.38
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.06)	-	-	(.03)	(.08)
Total distributions	-	(.06)	-	-	(.03)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.14	$ 14.81	$ 13.19	$ 10.09	$ 9.31	$ 11.11
Total ReturnB, C, D	8.98%	12.77%	30.72%	8.38%	(15.97)%	27.20%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	1.93%	1.68%	1.71%	1.80%	2.32%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.68%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.70%A	1.70%	1.64%	1.68%	1.68%	1.70%
Net investment income (loss)	(.47)%A	(.17)%	.04%	(.05)%	(.49)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,178	$ 20,975	$ 19,193	$ 15,731	$ 24,180	$ 23,237
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.05)	(.10)	(.06)
Net realized and unrealized gain (loss)	1.28	1.58	2.89	.74	(1.62)	2.26
Total from investment operations	1.21	1.49	2.84	.69	(1.72)	2.20
Distributions from net realized gain	-	(.01)	-	-	- I	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.96	$ 13.75	$ 12.27	$ 9.43	$ 8.74	$ 10.46
Total ReturnB, C, D	8.80%	12.11%	30.12%	7.89%	(16.42)%	26.64%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57%A	2.44%	2.17%	2.19%	2.32%	2.82%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.17%	2.19%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.13%	2.17%	2.18%	2.19%
Net investment income (loss)	(.97)%A	(.68)%	(.45)%	(.54)%	(.99)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,021	$ 1,223	$ 1,331	$ 1,401	$ 1,926	$ 2,731
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.05)	(.10)	(.06)
Net realized and unrealized gain (loss)	1.27	1.58	2.90	.73	(1.61)	2.27
Total from investment operations	1.20	1.49	2.85	.68	(1.71)	2.21
Distributions from net realized gain	-	(.03)	-	-	(.02)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.92	$ 13.72	$ 12.26	$ 9.41	$ 8.73	$ 10.46
Total ReturnB, C, D	8.75%	12.13%	30.29%	7.79%	(16.38)%	26.68%
Ratios to Average Net Assets F, H
Expenses before reductions	2.50%A	2.40%	2.16%	2.18%	2.28%	2.77%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.16%	2.18%	2.20%	2.25%
Expenses net of all reductions	2.19%A	2.20%	2.13%	2.16%	2.18%	2.20%
Net investment income (loss)	(.96)%A	(.67)%	(.45)%	(.53)%	(.99)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,073	$ 15,747	$ 13,055	$ 9,421	$ 11,632	$ 7,986
Portfolio turnover rate G	188% A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.92	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31
Income from Investment Operations
Net investment income (loss) D	-H	.05	.09	.06	-H	.04
Net realized and unrealized gain (loss)	1.47	1.82	3.33	.84	(1.82)	2.54
Total from investment operations	1.47	1.87	3.42	.90	(1.82)	2.58
Distributions from net investment income	-	(.06)	(.02)	-	-	(.05)
Distributions from net realized gain	-	(.06)	-	-	(.06)	(.08)
Total distributions	-	(.13) I	(.02)	-	(.06)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.39	$ 15.92	$ 14.18	$ 10.78	$ 9.88	$ 11.76
Total ReturnB, C	9.23%	13.27%	31.74%	9.11%	(15.60)%	28.00%
Ratios to Average Net Assets E, G
Expenses before reductions	1.41%A	1.29%	1.02%	1.06%	1.18%	1.43%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.02%	1.06%	1.17%	1.25%
Expenses net of all reductions	1.20%A	1.20%	.99%	1.03%	1.15%	1.19%
Net investment income (loss)	.03%A	.33%	.69%	.59%	.04%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,999	$ 39,159	$ 30,153	$ 22,548	$ 28,725	$ 12,936
Portfolio turnover rate F	188%A	249%	211%	155%	140%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distribution of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,714,651
Gross unrealized depreciation	(2,563,822)
Net unrealized appreciation (depreciation) on securities	$ 15,150,829

Tax cost	$ 124,258,386

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (105,904)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,196,195 and $111,803,754, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 46,910	$ 1,047
Class T	.25%	.25%	55,052	617
Class B	.75%	.25%	5,448	4,108
Class C	.75%	.25%	82,268	12,300
			$ 189,678	$ 18,072

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,707
Class T	3,261
Class B*	601
Class C*	878
$ 13,447

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 40,547.22
Class T	30,496.28
Class B	1,609.30
Class C	20,114.24
Institutional Class	30,993.15
	$ 123,759

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $972 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,060. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 52,763
Class T	1.70%	37,139
Class B	2.20%	2,010
Class C	2.20%	25,245
Institutional Class	1.20%	43,485
		$ 160,642

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. The amount totaled $1,387 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 59,620
Institutional Class	-	135,833
Total	$ -	$ 195,453
From net realized gain
Class A	$ -	$ 158,986
Class T	-	85,532
Class B	-	537
Class C	-	27,029
Institutional Class	-	135,833
Total	$ -	$ 407,917

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	738,734	591,626	$ 12,116,303	$ 8,791,852
Reinvestment of distributions	-	14,554	-	202,003
Shares redeemed	(295,425)	(726,930)	(4,620,094)	(10,858,770)
Net increase (decrease)	443,309	(120,750)	$ 7,496,209	$ (1,864,915)
Class T
Shares sold	178,148	191,912	$ 2,751,638	$ 2,773,971
Reinvestment of distributions	-	6,209	-	83,505
Shares redeemed	(96,723)	(236,313)	(1,477,839)	(3,370,930)
Net increase (decrease)	81,425	(38,192)	$ 1,273,799	$ (513,454)
Class B
Shares sold	3,207	7,695	$ 46,260	$ 100,901
Reinvestment of distributions	-	41	-	513
Shares redeemed	(23,857)	(27,284)	(337,593)	(363,912)
Net increase (decrease)	(20,650)	(19,548)	$ (291,333)	$ (262,498)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	221,044	308,334	$ 3,207,945	$ 4,159,482
Reinvestment of distributions	-	2,025	-	25,331
Shares redeemed	(90,172)	(227,752)	(1,263,307)	(3,054,673)
Net increase (decrease)	130,872	82,607	$ 1,944,638	$ 1,130,140
Institutional Class
Shares sold	386,883	494,369	$ 6,504,784	$ 7,721,563
Reinvestment of distributions	-	17,076	-	245,727
Shares redeemed	(87,356)	(178,721)	(1,427,800)	(2,750,943)
Net increase (decrease)	299,527	332,724	$ 5,076,984	$ 5,216,347

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLO-USAN-0615
1.784880.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,058.50	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,057.20	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,054.70	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,059.80	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.1	2.5
JPMorgan Chase & Co. (United States of America, Banks)	2.0	2.3
Medtronic PLC (Ireland, Health Care Equipment & Supplies)	1.9	0.0
Oracle Corp. (United States of America, Software)	1.8	1.6
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.7	1.6
	9.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	20.5
Consumer Discretionary	16.6	14.1
Health Care	14.4	13.5
Information Technology	14.3	11.9
Consumer Staples	10.7	10.3
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	41.1	48.2
Japan	9.8	9.8
United Kingdom	9.4	6.0
Ireland	4.4	1.5
Canada	3.5	4.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 95.1%	Stocks 95.8%
Bonds 0.0%*	Bonds 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 4.9%	Short-Term Investments and Net Other Assets (Liabilities) 4.2%

* Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.6%
Telstra Corp. Ltd.	12,693	$ 62,578
Bailiwick of Jersey - 1.8%
Shire PLC	2,221	180,487
Wolseley PLC	254	15,023
TOTAL BAILIWICK OF JERSEY		195,510
Bermuda - 0.4%
Haier Electronics Group Co. Ltd.	17,000	49,022
Canada - 3.5%
Constellation Software, Inc.	80	31,363
Constellation Software, Inc. rights 9/15/15 (a)	80	24
Corus Entertainment, Inc. Class B (non-vtg.)	2,370	36,439
Fairfax Financial Holdings Ltd. (sub. vtg.)	110	60,083
Potash Corp. of Saskatchewan, Inc.	3,430	112,012
PrairieSky Royalty Ltd.	910	24,988
Suncor Energy, Inc.	3,780	123,097
TOTAL CANADA		388,006
Cayman Islands - 1.3%
Shenzhou International Group Holdings Ltd.	7,000	33,011
SITC International Holdings Co. Ltd.	131,000	97,187
Sitoy Group Holdings Ltd.	17,000	10,550
TOTAL CAYMAN ISLANDS		140,748
Chile - 0.3%
Quinenco SA	14,846	32,284
China - 1.4%
Daqin Railway Co. Ltd. (A Shares)	15,600	35,134
Kweichow Moutai Co. Ltd.	1,200	48,797
Qingdao Haier Co. Ltd.	16,000	69,930
TOTAL CHINA		153,861
Denmark - 0.7%
Spar Nord Bank A/S	2,800	30,256
Vestas Wind Systems A/S	1,000	45,357
TOTAL DENMARK		75,613
Egypt - 0.0%
Edita Food Industries SAE (a)	535	1,784
Common Stocks - continued
	Shares	Value
France - 2.0%
Renault SA	734	$ 77,230
Sanofi SA	1,480	150,650
TOTAL FRANCE		227,880
Germany - 1.8%
AURELIUS AG	1,299	62,287
Gerry Weber International AG (Bearer)	1,270	41,511
Muenchener Rueckversicherungs AG	200	39,040
Siemens AG	544	59,177
TOTAL GERMANY		202,015
Greece - 0.1%
Greek Organization of Football Prognostics SA	1,100	9,841
Hong Kong - 1.3%
HKT Trust/HKT Ltd. unit	51,280	68,677
Techtronic Industries Co. Ltd.	21,500	76,424
TOTAL HONG KONG		145,101
Indonesia - 0.5%
PT Bank Central Asia Tbk	49,300	51,249
Ireland - 4.4%
Accenture PLC Class A	1,465	135,732
C&C Group PLC	14,600	59,160
Greencore Group PLC	15,815	85,821
Medtronic PLC	2,754	205,035
TOTAL IRELAND		485,748
Israel - 2.5%
Bezeq The Israel Telecommunication Corp. Ltd.	42,000	79,636
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	36,614
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,626	158,663
TOTAL ISRAEL		274,913
Italy - 0.2%
Astaldi SpA	2,800	24,342
Japan - 9.8%
A/S One Corp.	900	28,895
Astellas Pharma, Inc.	8,400	130,794
Broadleaf Co. Ltd.	3,400	53,008
Daiichikosho Co. Ltd.	2,600	83,855
Daito Trust Construction Co. Ltd.	500	58,225
Fukuda Denshi Co. Ltd.	700	40,082
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	3,000	$ 115,623
Japan Tobacco, Inc.	3,800	132,699
KDDI Corp.	3,000	70,987
Leopalace21 Corp. (a)	5,900	34,028
NEC Corp.	19,000	63,213
Olympus Corp. (a)	1,600	57,616
Suzuki Motor Corp.	1,800	58,180
Tsuruha Holdings, Inc.	1,300	94,287
United Arrows Ltd.	1,700	52,313
Workman Co. Ltd.	400	21,012
TOTAL JAPAN		1,094,817
Korea (South) - 1.1%
Coway Co. Ltd.	265	22,216
Samsung Electronics Co. Ltd.	73	95,561
TOTAL KOREA (SOUTH)		117,777
Luxembourg - 0.8%
Altice SA (a)	839	88,719
Netherlands - 0.6%
LyondellBasell Industries NV Class A	700	72,464
Norway - 0.2%
Gjensidige Forsikring ASA	1,600	27,835
Singapore - 0.7%
United Overseas Bank Ltd.	3,979	73,644
South Africa - 2.3%
Capitec Bank Holdings Ltd.	1,400	65,903
EOH Holdings Ltd.	3,000	40,727
Lewis Group Ltd.	11,200	81,437
Reunert Ltd.	13,100	66,787
TOTAL SOUTH AFRICA		254,854
Spain - 0.3%
Atresmedia Corporacion de Medios de Comunicacion SA	2,400	38,765
Sweden - 1.7%
Nordea Bank AB	8,500	107,994
Svenska Handelsbanken AB (A Shares)	1,670	77,085
TOTAL SWEDEN		185,079
Switzerland - 2.8%
Banque Cantonale Vaudoise (Bearer)	100	58,894
Roche Holding AG (participation certificate)	489	139,930
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	10	$ 34,323
TE Connectivity Ltd.	1,190	79,195
TOTAL SWITZERLAND		312,342
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	4,000	53,810
King's Town Bank	20,000	20,538
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	91,471
TOTAL TAIWAN		165,819
United Kingdom - 9.4%
British American Tobacco PLC (United Kingdom)	1,819	99,942
GlaxoSmithKline PLC	4,368	100,886
Hilton Food Group PLC	11,081	73,028
Indivior PLC (a)	18,876	57,515
ITV PLC	22,879	88,828
Lloyds Banking Group PLC	62,940	74,538
Micro Focus International PLC	5,076	97,698
Reckitt Benckiser Group PLC	815	72,539
St. James's Place Capital PLC	2,700	36,830
Standard Chartered PLC (United Kingdom)	2,441	39,965
Tesco PLC	16,013	53,975
Vodafone Group PLC	30,889	108,828
WH Smith PLC	4,904	107,594
William Hill PLC	6,900	38,123
TOTAL UNITED KINGDOM		1,050,289
United States of America - 41.1%
American Tower Corp.	985	93,112
Amgen, Inc.	1,006	158,857
Apple, Inc.	1,844	230,781
Babcock & Wilcox Co.	2,072	66,967
Bank of America Corp.	8,240	131,263
Capital One Financial Corp.	1,450	117,233
Chevron Corp.	1,724	191,467
Comcast Corp. Class A	1,271	73,413
Community Trust Bancorp, Inc.	1,378	44,206
CVB Financial Corp.	3,637	56,919
CVS Health Corp.	1,726	171,375
Danaher Corp.	686	56,170
Darden Restaurants, Inc.	599	38,198
Deere & Co.	603	54,584
Diamond Hill Investment Group, Inc.	364	66,321
Common Stocks - continued
	Shares	Value
United States of America - continued
Dr. Pepper Snapple Group, Inc.	592	$ 44,151
E.I. du Pont de Nemours & Co.	987	72,248
Exxon Mobil Corp.	2,215	193,525
FedEx Corp.	565	95,807
General Electric Co.	3,820	103,446
H&R Block, Inc.	1,506	45,541
IBM Corp.	845	144,740
Interval Leisure Group, Inc.	1,986	49,233
Johnson & Johnson	1,913	189,770
JPMorgan Chase & Co.	3,486	220,524
Lakeland Financial Corp.	1,253	48,930
Lorillard, Inc.	650	45,409
McDonald's Corp.	884	85,350
McGraw Hill Financial, Inc.	908	94,704
Microsoft Corp.	3,170	154,189
MPLX LP	634	49,294
NiSource, Inc.	2,380	103,340
Oracle Corp.	4,526	197,424
PepsiCo, Inc.	850	80,852
Procter & Gamble Co.	1,496	118,947
SunTrust Banks, Inc.	1,605	66,608
Target Corp.	1,525	120,216
The Coca-Cola Co.	2,632	106,754
Time Warner Cable, Inc.	322	50,077
U.S. Bancorp	2,719	116,564
United Technologies Corp.	751	85,426
VF Corp.	867	62,797
Vista Outdoor, Inc. (a)	1,337	58,507
Wells Fargo & Co.	3,116	171,692
Western Digital Corp.	400	39,096
TOTAL UNITED STATES OF AMERICA		4,566,027
TOTAL COMMON STOCKS (Cost $9,283,968)		10,568,926
Nonconvertible Bonds - 0.0%
Principal Amount (c)
Canada - 0.0%
Constellation Software, Inc. 7.5475% 3/31/40 (d) (Cost $429)	CAD	500	501
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $500,235)	500,235	$ 500,235
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,784,632)		11,069,662
NET OTHER ASSETS (LIABILITIES) - 0.4%		40,336
NET ASSETS - 100%		$ 11,109,998
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 329
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,854,841	$ 1,016,171	$ 838,670	$ -
Consumer Staples	1,193,435	654,683	538,752	-
Energy	582,371	582,371	-	-
Financials	2,146,470	1,499,493	646,977	-
Health Care	1,599,180	712,325	886,855	-
Industrials	837,691	693,792	143,899	-
Information Technology	1,569,845	1,148,832	421,013	-
Materials	291,047	256,724	34,323	-
Telecommunication Services	390,706	210,891	179,815	-
Utilities	103,340	103,340	-	-
Corporate Bonds	501	-	501	-
Money Market Funds	500,235	500,235	-	-
Total Investments in Securities:	$ 11,069,662	$ 7,378,857	$ 3,690,805	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,092,649
Level 2 to Level 1	$ 294,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,284,397)	$ 10,569,427
Fidelity Central Funds (cost $500,235)	500,235
Total Investments (cost $9,784,632)		$ 11,069,662
Cash		24,408
Foreign currency held at value (cost $1,821)		1,865
Receivable for fund shares sold		12,908
Dividends receivable		33,949
Distributions receivable from Fidelity Central Funds		86
Receivable from investment adviser for expense reductions		33,471
Other receivables		134
Total assets		11,176,483

Liabilities
Payable for investments purchased	$ 10,163
Payable for fund shares redeemed	8,304
Accrued management fee	6,419
Audit fees payable	27,979
Custodian fees payable	6,319
Distribution and service plan fees payable	4,561
Other affiliated payables	2,740
Total liabilities		66,485

Net Assets		$ 11,109,998
Net Assets consist of:
Paid in capital		$ 9,753,670
Undistributed net investment income		11,972
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,424
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,284,932
Net Assets		$ 11,109,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,099,042 ÷ 317,078 shares)	$ 12.93

Maximum offering price per share (100/94.25 of $12.93)	$ 13.72
Class T: Net Asset Value and redemption price per share ($2,318,942 ÷ 179,465 shares)	$ 12.92

Maximum offering price per share (100/96.50 of $12.92)	$ 13.39
Class C: Net Asset Value and offering price per share ($3,327,594 ÷ 257,998 shares)A	$ 12.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,364,420 ÷ 105,419 shares)	$ 12.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 136,465
Interest		135
Income from Fidelity Central Funds		329
Income before foreign taxes withheld		136,929
Less foreign taxes withheld		(7,966)
Total income		128,963

Expenses
Management fee	$ 36,675
Transfer agent fees	13,370
Distribution and service plan fees	25,738
Accounting fees and expenses	2,718
Custodian fees and expenses	9,336
Independent trustees' compensation	21
Registration fees	45,121
Audit	36,819
Legal	16
Miscellaneous	47
Total expenses before reductions	169,861
Expense reductions	(81,396)	88,465
Net investment income (loss)		40,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,621
Foreign currency transactions	(1,059)
Total net realized gain (loss)		106,562
Change in net unrealized appreciation (depreciation) on: Investment securities	440,658
Assets and liabilities in foreign currencies	(307)
Total change in net unrealized appreciation (depreciation)		440,351
Net gain (loss)		546,913
Net increase (decrease) in net assets resulting from operations		$ 587,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,498	$ 159,837
Net realized gain (loss)	106,562	565,745
Change in net unrealized appreciation (depreciation)	440,351	67,098
Net increase (decrease) in net assets resulting from operations	587,411	792,680
Distributions to shareholders from net investment income	(32,814)	(143,546)
Distributions to shareholders from net realized gain	(574,146)	(97,735)
Total distributions	(606,960)	(241,281)
Share transactions - net increase (decrease)	583,366	3,932,940
Total increase (decrease) in net assets	563,817	4,484,339

Net Assets
Beginning of period	10,546,181	6,061,842
End of period (including undistributed net investment income of $11,972 and undistributed net investment income of $4,288, respectively)	$ 11,109,998	$ 10,546,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.20	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.25H	.19	.09
Net realized and unrealized gain (loss)	.67	.91	2.05	.16
Total from investment operations	.73	1.16	2.24	.25
Distributions from net investment income	(.05)	(.22)	(.18)	(.10)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.76)	(.40)	(.19)	(.10)
Net asset value, end of period	$ 12.93	$ 12.96	$ 12.20	$ 10.15
Total ReturnB, C, D	5.85%	9.70%	22.28%	2.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.99%A	2.63%	4.37%	7.41%A
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%A
Expenses net of all reductions	1.45%A	1.45%	1.43%	1.44%A
Net investment income (loss)	1.01%A	1.95%H	1.66%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,099	$ 4,025	$ 2,115	$ 756
Portfolio turnover rateG	92% A	112%	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.20	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.21H	.16	.08
Net realized and unrealized gain (loss)	.66	.91	2.06	.15
Total from investment operations	.71	1.12	2.22	.23
Distributions from net investment income	(.03)	(.19)	(.15)	(.09)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.74)	(.37)	(.16)	(.09)
Net asset value, end of period	$ 12.92	$ 12.95	$ 12.20	$ 10.14
Total ReturnB, C, D	5.72%	9.34%	22.11%	2.31%
Ratios to Average Net Assets F, J
Expenses before reductions	3.31%A	2.96%	4.80%	7.68%A
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%A
Expenses net of all reductions	1.69%A	1.70%	1.68%	1.69%A
Net investment income (loss)	.76%A	1.70%H	1.41%	1.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,319	$ 2,014	$ 1,270	$ 714
Portfolio turnover rateG	92% A	112%	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.18	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.15H	.10	.06
Net realized and unrealized gain (loss)	.66	.91	2.06	.15
Total from investment operations	.68	1.06	2.16	.21
Distributions from net investment income	(.02)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.70)	(.17)	(.01)	-
Total distributions	(.71)K	(.31)	(.12)	(.07)
Net asset value, end of period	$ 12.90	$ 12.93	$ 12.18	$ 10.14
Total ReturnB, C, D	5.47%	8.83%	21.40%	2.12%
Ratios to Average Net Assets F, J
Expenses before reductions	3.78%A	3.43%	5.26%	8.19%A
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%A
Expenses net of all reductions	2.19%A	2.20%	2.18%	2.19%A
Net investment income (loss)	.26%A	1.20%H	.91%	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,328	$ 3,173	$ 1,445	$ 666
Portfolio turnover rateG	92% A	112%	78%	36% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.71 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.695 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.22	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.28G	.21	.10
Net realized and unrealized gain (loss)	.67	.90	2.07	.16
Total from investment operations	.75	1.18	2.28	.26
Distributions from net investment income	(.07)	(.25)	(.20)	(.11)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.78)	(.43)	(.21)	(.11)
Net asset value, end of period	$ 12.94	$ 12.97	$ 12.22	$ 10.15
Total ReturnB, C	5.98%	9.86%	22.71%	2.61%
Ratios to Average Net Assets E, I
Expenses before reductions	2.60%A	2.35%	4.46%	7.23%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.20%A	1.20%	1.18%	1.19%A
Net investment income (loss)	1.26%A	2.20%G	1.91%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364	$ 1,334	$ 1,231	$ 939
Portfolio turnover rateF	92% A	112%	78%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,454,342
Gross unrealized depreciation	(193,435)
Net unrealized appreciation (depreciation) on securities	$ 1,260,907

Tax cost	$ 9,808,755

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,597,903 and $4,685,319, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,921	$ 830
Class T	.25%	.25%	5,298	1,523
Class C	.75%	.25%	15,519	15,519
			$ 25,738	$ 17,872

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,021
Class T	1,148
Class C*	112
$ 4,281

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 4,937.25
Class T	3,172.30
Class C	4,432.29
Institutional Class	829.12
	$ 13,370

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 30,245
Class T	1.70%	17,029
Class C	2.20%	24,590
Institutional Class	1.20%	9,317
		$ 81,181

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $211 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 15,678	$ 59,134
Class T	5,973	28,554
Class C	4,265	29,949
Institutional Class	6,898	25,909
Total	$ 32,814	$ 143,546
From net realized gain
Class A	$ 222,759	$ 37,020
Class T	109,345	20,549
Class C	168,198	22,043
Institutional Class	73,844	18,123
Total	$ 574,146	$ 97,735

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	55,644	196,535	$ 707,033	$ 2,476,199
Reinvestment of distributions	18,113	7,392	226,186	92,391
Shares redeemed	(67,359)	(66,552)	(843,597)	(854,492)
Net increase (decrease)	6,398	137,375	$ 89,622	$ 1,714,098
Class T
Shares sold	37,751	95,686	$ 475,082	$ 1,188,546
Reinvestment of distributions	9,229	3,827	115,245	47,754
Shares redeemed	(23,019)	(48,139)	(290,034)	(610,330)
Net increase (decrease)	23,961	51,374	$ 300,293	$ 625,970
Class C
Shares sold	60,352	179,385	$ 760,103	$ 2,234,467
Reinvestment of distributions	13,462	3,965	167,921	49,411
Shares redeemed	(61,287)	(56,526)	(767,633)	(715,924)
Net increase (decrease)	12,527	126,824	$ 160,391	$ 1,567,954
Institutional Class
Shares sold	9,519	9,677	$ 119,900	$ 123,415
Reinvestment of distributions	6,325	3,513	79,050	43,809
Shares redeemed	(13,281)	(11,104)	(165,890)	(142,306)
Net increase (decrease)	2,563	2,086	$ 33,060	$ 24,918

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGEDI-USAN-0615
1.938144.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Class A, Class T, and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,058.50	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,057.20	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,054.70	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,059.80	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.1	2.5
JPMorgan Chase & Co. (United States of America, Banks)	2.0	2.3
Medtronic PLC (Ireland, Health Care Equipment & Supplies)	1.9	0.0
Oracle Corp. (United States of America, Software)	1.8	1.6
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.7	1.6
	9.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	20.5
Consumer Discretionary	16.6	14.1
Health Care	14.4	13.5
Information Technology	14.3	11.9
Consumer Staples	10.7	10.3
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	41.1	48.2
Japan	9.8	9.8
United Kingdom	9.4	6.0
Ireland	4.4	1.5
Canada	3.5	4.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 95.1%	Stocks 95.8%
Bonds 0.0%*	Bonds 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 4.9%	Short-Term Investments and Net Other Assets (Liabilities) 4.2%

* Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.6%
Telstra Corp. Ltd.	12,693	$ 62,578
Bailiwick of Jersey - 1.8%
Shire PLC	2,221	180,487
Wolseley PLC	254	15,023
TOTAL BAILIWICK OF JERSEY		195,510
Bermuda - 0.4%
Haier Electronics Group Co. Ltd.	17,000	49,022
Canada - 3.5%
Constellation Software, Inc.	80	31,363
Constellation Software, Inc. rights 9/15/15 (a)	80	24
Corus Entertainment, Inc. Class B (non-vtg.)	2,370	36,439
Fairfax Financial Holdings Ltd. (sub. vtg.)	110	60,083
Potash Corp. of Saskatchewan, Inc.	3,430	112,012
PrairieSky Royalty Ltd.	910	24,988
Suncor Energy, Inc.	3,780	123,097
TOTAL CANADA		388,006
Cayman Islands - 1.3%
Shenzhou International Group Holdings Ltd.	7,000	33,011
SITC International Holdings Co. Ltd.	131,000	97,187
Sitoy Group Holdings Ltd.	17,000	10,550
TOTAL CAYMAN ISLANDS		140,748
Chile - 0.3%
Quinenco SA	14,846	32,284
China - 1.4%
Daqin Railway Co. Ltd. (A Shares)	15,600	35,134
Kweichow Moutai Co. Ltd.	1,200	48,797
Qingdao Haier Co. Ltd.	16,000	69,930
TOTAL CHINA		153,861
Denmark - 0.7%
Spar Nord Bank A/S	2,800	30,256
Vestas Wind Systems A/S	1,000	45,357
TOTAL DENMARK		75,613
Egypt - 0.0%
Edita Food Industries SAE (a)	535	1,784
Common Stocks - continued
	Shares	Value
France - 2.0%
Renault SA	734	$ 77,230
Sanofi SA	1,480	150,650
TOTAL FRANCE		227,880
Germany - 1.8%
AURELIUS AG	1,299	62,287
Gerry Weber International AG (Bearer)	1,270	41,511
Muenchener Rueckversicherungs AG	200	39,040
Siemens AG	544	59,177
TOTAL GERMANY		202,015
Greece - 0.1%
Greek Organization of Football Prognostics SA	1,100	9,841
Hong Kong - 1.3%
HKT Trust/HKT Ltd. unit	51,280	68,677
Techtronic Industries Co. Ltd.	21,500	76,424
TOTAL HONG KONG		145,101
Indonesia - 0.5%
PT Bank Central Asia Tbk	49,300	51,249
Ireland - 4.4%
Accenture PLC Class A	1,465	135,732
C&C Group PLC	14,600	59,160
Greencore Group PLC	15,815	85,821
Medtronic PLC	2,754	205,035
TOTAL IRELAND		485,748
Israel - 2.5%
Bezeq The Israel Telecommunication Corp. Ltd.	42,000	79,636
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	36,614
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,626	158,663
TOTAL ISRAEL		274,913
Italy - 0.2%
Astaldi SpA	2,800	24,342
Japan - 9.8%
A/S One Corp.	900	28,895
Astellas Pharma, Inc.	8,400	130,794
Broadleaf Co. Ltd.	3,400	53,008
Daiichikosho Co. Ltd.	2,600	83,855
Daito Trust Construction Co. Ltd.	500	58,225
Fukuda Denshi Co. Ltd.	700	40,082
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	3,000	$ 115,623
Japan Tobacco, Inc.	3,800	132,699
KDDI Corp.	3,000	70,987
Leopalace21 Corp. (a)	5,900	34,028
NEC Corp.	19,000	63,213
Olympus Corp. (a)	1,600	57,616
Suzuki Motor Corp.	1,800	58,180
Tsuruha Holdings, Inc.	1,300	94,287
United Arrows Ltd.	1,700	52,313
Workman Co. Ltd.	400	21,012
TOTAL JAPAN		1,094,817
Korea (South) - 1.1%
Coway Co. Ltd.	265	22,216
Samsung Electronics Co. Ltd.	73	95,561
TOTAL KOREA (SOUTH)		117,777
Luxembourg - 0.8%
Altice SA (a)	839	88,719
Netherlands - 0.6%
LyondellBasell Industries NV Class A	700	72,464
Norway - 0.2%
Gjensidige Forsikring ASA	1,600	27,835
Singapore - 0.7%
United Overseas Bank Ltd.	3,979	73,644
South Africa - 2.3%
Capitec Bank Holdings Ltd.	1,400	65,903
EOH Holdings Ltd.	3,000	40,727
Lewis Group Ltd.	11,200	81,437
Reunert Ltd.	13,100	66,787
TOTAL SOUTH AFRICA		254,854
Spain - 0.3%
Atresmedia Corporacion de Medios de Comunicacion SA	2,400	38,765
Sweden - 1.7%
Nordea Bank AB	8,500	107,994
Svenska Handelsbanken AB (A Shares)	1,670	77,085
TOTAL SWEDEN		185,079
Switzerland - 2.8%
Banque Cantonale Vaudoise (Bearer)	100	58,894
Roche Holding AG (participation certificate)	489	139,930
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	10	$ 34,323
TE Connectivity Ltd.	1,190	79,195
TOTAL SWITZERLAND		312,342
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	4,000	53,810
King's Town Bank	20,000	20,538
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	91,471
TOTAL TAIWAN		165,819
United Kingdom - 9.4%
British American Tobacco PLC (United Kingdom)	1,819	99,942
GlaxoSmithKline PLC	4,368	100,886
Hilton Food Group PLC	11,081	73,028
Indivior PLC (a)	18,876	57,515
ITV PLC	22,879	88,828
Lloyds Banking Group PLC	62,940	74,538
Micro Focus International PLC	5,076	97,698
Reckitt Benckiser Group PLC	815	72,539
St. James's Place Capital PLC	2,700	36,830
Standard Chartered PLC (United Kingdom)	2,441	39,965
Tesco PLC	16,013	53,975
Vodafone Group PLC	30,889	108,828
WH Smith PLC	4,904	107,594
William Hill PLC	6,900	38,123
TOTAL UNITED KINGDOM		1,050,289
United States of America - 41.1%
American Tower Corp.	985	93,112
Amgen, Inc.	1,006	158,857
Apple, Inc.	1,844	230,781
Babcock & Wilcox Co.	2,072	66,967
Bank of America Corp.	8,240	131,263
Capital One Financial Corp.	1,450	117,233
Chevron Corp.	1,724	191,467
Comcast Corp. Class A	1,271	73,413
Community Trust Bancorp, Inc.	1,378	44,206
CVB Financial Corp.	3,637	56,919
CVS Health Corp.	1,726	171,375
Danaher Corp.	686	56,170
Darden Restaurants, Inc.	599	38,198
Deere & Co.	603	54,584
Diamond Hill Investment Group, Inc.	364	66,321
Common Stocks - continued
	Shares	Value
United States of America - continued
Dr. Pepper Snapple Group, Inc.	592	$ 44,151
E.I. du Pont de Nemours & Co.	987	72,248
Exxon Mobil Corp.	2,215	193,525
FedEx Corp.	565	95,807
General Electric Co.	3,820	103,446
H&R Block, Inc.	1,506	45,541
IBM Corp.	845	144,740
Interval Leisure Group, Inc.	1,986	49,233
Johnson & Johnson	1,913	189,770
JPMorgan Chase & Co.	3,486	220,524
Lakeland Financial Corp.	1,253	48,930
Lorillard, Inc.	650	45,409
McDonald's Corp.	884	85,350
McGraw Hill Financial, Inc.	908	94,704
Microsoft Corp.	3,170	154,189
MPLX LP	634	49,294
NiSource, Inc.	2,380	103,340
Oracle Corp.	4,526	197,424
PepsiCo, Inc.	850	80,852
Procter & Gamble Co.	1,496	118,947
SunTrust Banks, Inc.	1,605	66,608
Target Corp.	1,525	120,216
The Coca-Cola Co.	2,632	106,754
Time Warner Cable, Inc.	322	50,077
U.S. Bancorp	2,719	116,564
United Technologies Corp.	751	85,426
VF Corp.	867	62,797
Vista Outdoor, Inc. (a)	1,337	58,507
Wells Fargo & Co.	3,116	171,692
Western Digital Corp.	400	39,096
TOTAL UNITED STATES OF AMERICA		4,566,027
TOTAL COMMON STOCKS (Cost $9,283,968)		10,568,926
Nonconvertible Bonds - 0.0%
Principal Amount (c)
Canada - 0.0%
Constellation Software, Inc. 7.5475% 3/31/40 (d) (Cost $429)	CAD	500	501
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $500,235)	500,235	$ 500,235
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,784,632)		11,069,662
NET OTHER ASSETS (LIABILITIES) - 0.4%		40,336
NET ASSETS - 100%		$ 11,109,998
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 329
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,854,841	$ 1,016,171	$ 838,670	$ -
Consumer Staples	1,193,435	654,683	538,752	-
Energy	582,371	582,371	-	-
Financials	2,146,470	1,499,493	646,977	-
Health Care	1,599,180	712,325	886,855	-
Industrials	837,691	693,792	143,899	-
Information Technology	1,569,845	1,148,832	421,013	-
Materials	291,047	256,724	34,323	-
Telecommunication Services	390,706	210,891	179,815	-
Utilities	103,340	103,340	-	-
Corporate Bonds	501	-	501	-
Money Market Funds	500,235	500,235	-	-
Total Investments in Securities:	$ 11,069,662	$ 7,378,857	$ 3,690,805	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,092,649
Level 2 to Level 1	$ 294,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,284,397)	$ 10,569,427
Fidelity Central Funds (cost $500,235)	500,235
Total Investments (cost $9,784,632)		$ 11,069,662
Cash		24,408
Foreign currency held at value (cost $1,821)		1,865
Receivable for fund shares sold		12,908
Dividends receivable		33,949
Distributions receivable from Fidelity Central Funds		86
Receivable from investment adviser for expense reductions		33,471
Other receivables		134
Total assets		11,176,483

Liabilities
Payable for investments purchased	$ 10,163
Payable for fund shares redeemed	8,304
Accrued management fee	6,419
Audit fees payable	27,979
Custodian fees payable	6,319
Distribution and service plan fees payable	4,561
Other affiliated payables	2,740
Total liabilities		66,485

Net Assets		$ 11,109,998
Net Assets consist of:
Paid in capital		$ 9,753,670
Undistributed net investment income		11,972
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,424
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,284,932
Net Assets		$ 11,109,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,099,042 ÷ 317,078 shares)	$ 12.93

Maximum offering price per share (100/94.25 of $12.93)	$ 13.72
Class T: Net Asset Value and redemption price per share ($2,318,942 ÷ 179,465 shares)	$ 12.92

Maximum offering price per share (100/96.50 of $12.92)	$ 13.39
Class C: Net Asset Value and offering price per share ($3,327,594 ÷ 257,998 shares)A	$ 12.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,364,420 ÷ 105,419 shares)	$ 12.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 136,465
Interest		135
Income from Fidelity Central Funds		329
Income before foreign taxes withheld		136,929
Less foreign taxes withheld		(7,966)
Total income		128,963

Expenses
Management fee	$ 36,675
Transfer agent fees	13,370
Distribution and service plan fees	25,738
Accounting fees and expenses	2,718
Custodian fees and expenses	9,336
Independent trustees' compensation	21
Registration fees	45,121
Audit	36,819
Legal	16
Miscellaneous	47
Total expenses before reductions	169,861
Expense reductions	(81,396)	88,465
Net investment income (loss)		40,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,621
Foreign currency transactions	(1,059)
Total net realized gain (loss)		106,562
Change in net unrealized appreciation (depreciation) on: Investment securities	440,658
Assets and liabilities in foreign currencies	(307)
Total change in net unrealized appreciation (depreciation)		440,351
Net gain (loss)		546,913
Net increase (decrease) in net assets resulting from operations		$ 587,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,498	$ 159,837
Net realized gain (loss)	106,562	565,745
Change in net unrealized appreciation (depreciation)	440,351	67,098
Net increase (decrease) in net assets resulting from operations	587,411	792,680
Distributions to shareholders from net investment income	(32,814)	(143,546)
Distributions to shareholders from net realized gain	(574,146)	(97,735)
Total distributions	(606,960)	(241,281)
Share transactions - net increase (decrease)	583,366	3,932,940
Total increase (decrease) in net assets	563,817	4,484,339

Net Assets
Beginning of period	10,546,181	6,061,842
End of period (including undistributed net investment income of $11,972 and undistributed net investment income of $4,288, respectively)	$ 11,109,998	$ 10,546,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.20	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.25H	.19	.09
Net realized and unrealized gain (loss)	.67	.91	2.05	.16
Total from investment operations	.73	1.16	2.24	.25
Distributions from net investment income	(.05)	(.22)	(.18)	(.10)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.76)	(.40)	(.19)	(.10)
Net asset value, end of period	$ 12.93	$ 12.96	$ 12.20	$ 10.15
Total ReturnB, C, D	5.85%	9.70%	22.28%	2.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.99%A	2.63%	4.37%	7.41%A
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%A
Expenses net of all reductions	1.45%A	1.45%	1.43%	1.44%A
Net investment income (loss)	1.01%A	1.95%H	1.66%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,099	$ 4,025	$ 2,115	$ 756
Portfolio turnover rateG	92% A	112%	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.20	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.21H	.16	.08
Net realized and unrealized gain (loss)	.66	.91	2.06	.15
Total from investment operations	.71	1.12	2.22	.23
Distributions from net investment income	(.03)	(.19)	(.15)	(.09)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.74)	(.37)	(.16)	(.09)
Net asset value, end of period	$ 12.92	$ 12.95	$ 12.20	$ 10.14
Total ReturnB, C, D	5.72%	9.34%	22.11%	2.31%
Ratios to Average Net Assets F, J
Expenses before reductions	3.31%A	2.96%	4.80%	7.68%A
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%A
Expenses net of all reductions	1.69%A	1.70%	1.68%	1.69%A
Net investment income (loss)	.76%A	1.70%H	1.41%	1.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,319	$ 2,014	$ 1,270	$ 714
Portfolio turnover rateG	92% A	112%	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.18	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.15H	.10	.06
Net realized and unrealized gain (loss)	.66	.91	2.06	.15
Total from investment operations	.68	1.06	2.16	.21
Distributions from net investment income	(.02)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.70)	(.17)	(.01)	-
Total distributions	(.71)K	(.31)	(.12)	(.07)
Net asset value, end of period	$ 12.90	$ 12.93	$ 12.18	$ 10.14
Total ReturnB, C, D	5.47%	8.83%	21.40%	2.12%
Ratios to Average Net Assets F, J
Expenses before reductions	3.78%A	3.43%	5.26%	8.19%A
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%A
Expenses net of all reductions	2.19%A	2.20%	2.18%	2.19%A
Net investment income (loss)	.26%A	1.20%H	.91%	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,328	$ 3,173	$ 1,445	$ 666
Portfolio turnover rateG	92% A	112%	78%	36% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.71 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.695 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.22	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.28G	.21	.10
Net realized and unrealized gain (loss)	.67	.90	2.07	.16
Total from investment operations	.75	1.18	2.28	.26
Distributions from net investment income	(.07)	(.25)	(.20)	(.11)
Distributions from net realized gain	(.71)	(.18)	(.01)	-
Total distributions	(.78)	(.43)	(.21)	(.11)
Net asset value, end of period	$ 12.94	$ 12.97	$ 12.22	$ 10.15
Total ReturnB, C	5.98%	9.86%	22.71%	2.61%
Ratios to Average Net Assets E, I
Expenses before reductions	2.60%A	2.35%	4.46%	7.23%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.20%A	1.20%	1.18%	1.19%A
Net investment income (loss)	1.26%A	2.20%G	1.91%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364	$ 1,334	$ 1,231	$ 939
Portfolio turnover rateF	92% A	112%	78%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,454,342
Gross unrealized depreciation	(193,435)
Net unrealized appreciation (depreciation) on securities	$ 1,260,907

Tax cost	$ 9,808,755

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,597,903 and $4,685,319, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,921	$ 830
Class T	.25%	.25%	5,298	1,523
Class C	.75%	.25%	15,519	15,519
			$ 25,738	$ 17,872

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,021
Class T	1,148
Class C*	112
$ 4,281

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 4,937.25
Class T	3,172.30
Class C	4,432.29
Institutional Class	829.12
	$ 13,370

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 30,245
Class T	1.70%	17,029
Class C	2.20%	24,590
Institutional Class	1.20%	9,317
		$ 81,181

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $211 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 15,678	$ 59,134
Class T	5,973	28,554
Class C	4,265	29,949
Institutional Class	6,898	25,909
Total	$ 32,814	$ 143,546
From net realized gain
Class A	$ 222,759	$ 37,020
Class T	109,345	20,549
Class C	168,198	22,043
Institutional Class	73,844	18,123
Total	$ 574,146	$ 97,735

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	55,644	196,535	$ 707,033	$ 2,476,199
Reinvestment of distributions	18,113	7,392	226,186	92,391
Shares redeemed	(67,359)	(66,552)	(843,597)	(854,492)
Net increase (decrease)	6,398	137,375	$ 89,622	$ 1,714,098
Class T
Shares sold	37,751	95,686	$ 475,082	$ 1,188,546
Reinvestment of distributions	9,229	3,827	115,245	47,754
Shares redeemed	(23,019)	(48,139)	(290,034)	(610,330)
Net increase (decrease)	23,961	51,374	$ 300,293	$ 625,970
Class C
Shares sold	60,352	179,385	$ 760,103	$ 2,234,467
Reinvestment of distributions	13,462	3,965	167,921	49,411
Shares redeemed	(61,287)	(56,526)	(767,633)	(715,924)
Net increase (decrease)	12,527	126,824	$ 160,391	$ 1,567,954
Institutional Class
Shares sold	9,519	9,677	$ 119,900	$ 123,415
Reinvestment of distributions	6,325	3,513	79,050	43,809
Shares redeemed	(13,281)	(11,104)	(165,890)	(142,306)
Net increase (decrease)	2,563	2,086	$ 33,060	$ 24,918

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGED-USAN-0615
1.938153.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,057.00	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,055.30	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,053.10	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,053.30	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,058.40	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.5	0.0
Bayer AG (Germany, Pharmaceuticals)	1.0	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.0	0.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.9	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.7
	5.2
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.9	18.1
Consumer Discretionary	18.1	21.1
Health Care	14.8	12.3
Information Technology	14.8	11.1
Financials	14.0	14.8
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	18.6	15.8
United Kingdom	16.3	15.0
France	6.3	5.4
India	5.8	5.6
Switzerland	4.3	4.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.4%	Stocks 98.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
Amcor Ltd.	87,068	$ 932,234
CSL Ltd.	17,520	1,261,388
DuluxGroup Ltd.	181,208	907,715
Ramsay Health Care Ltd.	16,794	831,817
realestate.com.au Ltd.	24,432	913,157
SEEK Ltd.	66,530	855,538
Spotless Group Holdings Ltd.	516,709	932,287
Sydney Airport unit	201,903	861,192
Transurban Group unit	131,862	1,035,142
TOTAL AUSTRALIA		8,530,470
Bailiwick of Jersey - 1.5%
Shire PLC	17,300	1,405,861
Wolseley PLC	18,481	1,093,048
WPP PLC	50,400	1,175,403
TOTAL BAILIWICK OF JERSEY		3,674,312
Belgium - 1.2%
Anheuser-Busch InBev SA NV	16,080	1,957,713
Fagron NV	21,120	933,503
TOTAL BELGIUM		2,891,216
Bermuda - 0.8%
Invesco Ltd.	23,360	967,571
Signet Jewelers Ltd.	6,710	900,012
TOTAL BERMUDA		1,867,583
Brazil - 2.0%
BB Seguridade Participacoes SA	85,300	997,967
Cielo SA	72,844	1,013,982
Kroton Educacional SA	264,200	964,570
Qualicorp SA (a)	117,800	969,628
Smiles SA	55,000	929,156
TOTAL BRAZIL		4,875,303
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	26,220	1,003,597
Canadian National Railway Co.	23,770	1,534,756
Canadian Pacific Railway Ltd.	6,770	1,290,761
CI Financial Corp.	30,570	898,477
Constellation Software, Inc.	2,410	944,824
Constellation Software, Inc. rights 9/15/15 (a)	2,460	734
Open Text Corp.	18,150	917,053
Common Stocks - continued
	Shares	Value
Canada - continued
Stantec, Inc.	32,850	$ 887,345
Valeant Pharmaceuticals International (Canada) (a)	7,620	1,652,400
TOTAL CANADA		9,129,947
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR	11,350	922,642
Tencent Holdings Ltd.	89,500	1,847,180
TOTAL CAYMAN ISLANDS		2,769,822
Denmark - 1.8%
Novo Nordisk A/S Series B sponsored ADR	38,940	2,191,154
Pandora A/S	10,700	1,105,968
Topdanmark A/S (a)	32,200	965,755
TOTAL DENMARK		4,262,877
Finland - 0.9%
Kone Oyj (B Shares)	22,500	967,987
Sampo Oyj (A Shares)	23,000	1,114,449
TOTAL FINLAND		2,082,436
France - 6.3%
Air Liquide SA	10,112	1,322,452
Bollore Group	163,000	931,553
Bureau Veritas SA	41,194	970,019
Christian Dior SA	4,800	938,405
Dassault Systemes SA	13,200	1,017,144
Essilor International SA	9,488	1,155,924
Ingenico SA	7,767	974,546
Korian-Medica	27,500	934,316
L'Oreal SA	6,900	1,316,802
Natixis SA	127,400	1,054,549
Publicis Groupe SA	12,630	1,059,285
Safran SA	14,930	1,090,896
Sodexo SA (a)	10,060	1,017,973
Zodiac Aerospace	30,520	1,120,794
TOTAL FRANCE		14,904,658
Germany - 3.7%
Bayer AG	16,400	2,360,495
CTS Eventim AG	28,900	984,865
Fresenius SE & Co. KGaA	20,300	1,207,707
Henkel AG & Co. KGaA	11,333	1,147,981
ProSiebenSat.1 Media AG	19,690	1,006,695
Common Stocks - continued
	Shares	Value
Germany - continued
Symrise AG	17,200	$ 1,042,895
Wirecard AG	21,900	961,829
TOTAL GERMANY		8,712,467
Hong Kong - 1.2%
AIA Group Ltd.	280,200	1,872,688
Techtronic Industries Co. Ltd.	267,500	950,852
TOTAL HONG KONG		2,823,540
India - 5.8%
Adani Ports & Special Economic Zone	187,398	936,434
Amara Raja Batteries Ltd. (a)	71,935	899,701
Asian Paints India Ltd.	47,682	572,092
Axis Bank Ltd. (a)	111,085	997,212
Exide Industries Ltd.	351,103	947,819
HCL Technologies Ltd.	69,263	959,744
HDFC Bank Ltd.	51,223	915,013
Housing Development Finance Corp. Ltd.	64,859	1,194,143
ICICI Bank Ltd. (a)	200,990	1,049,501
ITC Ltd. (a)	219,031	1,111,050
LIC Housing Finance Ltd.	143,571	971,596
Sun Pharmaceutical Industries Ltd. (a)	76,434	1,129,231
Tata Consultancy Services Ltd.	28,157	1,091,627
Titan Co. Ltd. (a)	155,767	950,511
TOTAL INDIA		13,725,674
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	339,400	16,888
PT Bank Central Asia Tbk	1,042,600	1,083,821
PT Bank Rakyat Indonesia Tbk	1,178,800	1,057,169
PT Surya Citra Media Tbk	1,236,100	276,543
PT Tower Bersama Infrastructure Tbk	1,699,500	1,111,149
TOTAL INDONESIA		3,545,570
Ireland - 2.8%
Actavis PLC (a)	3,336	943,621
Allegion PlC	14,720	900,128
CRH PLC	39,600	1,106,561
Kerry Group PLC Class A	12,490	918,669
Kingspan Group PLC (Ireland)	45,360	899,950
Common Stocks - continued
	Shares	Value
Ireland - continued
Perrigo Co. PLC	4,900	$ 898,072
Ryanair Holdings PLC sponsored ADR	14,250	924,113
TOTAL IRELAND		6,591,114
Isle of Man - 0.4%
Playtech Ltd.	77,194	969,771
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	11,200	934,976
Frutarom Industries Ltd.	22,000	937,176
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,830	1,560,649
TOTAL ISRAEL		3,432,801
Italy - 0.8%
Atlantia SpA	34,098	959,005
Recordati SpA	46,500	926,552
TOTAL ITALY		1,885,557
Japan - 3.2%
Astellas Pharma, Inc.	77,100	1,200,501
Hoya Corp.	25,200	971,231
Kansai Paint Co. Ltd.	48,000	855,623
Keyence Corp.	1,887	1,007,373
Misumi Group, Inc.	22,600	848,136
Olympus Corp. (a)	25,600	921,856
OMRON Corp.	21,840	1,002,851
SK Kaken Co. Ltd.	10,130	882,954
TOTAL JAPAN		7,690,525
Kenya - 0.7%
Kenya Commercial Bank Ltd.	1,262,900	834,368
Safaricom Ltd.	4,965,500	913,316
TOTAL KENYA		1,747,684
Mexico - 2.0%
Grupo Aeroportuario del Pacifico SA de CV Series B	129,500	921,997
Grupo Aeroportuario del Sureste SA de CV Series B	63,965	905,358
Grupo Aeroportuario Norte S.A.B. de CV	175,600	876,970
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	30,390	1,106,500
Megacable Holdings S.A.B. de CV unit	226,000	940,562
TOTAL MEXICO		4,751,387
Netherlands - 1.8%
IMCD Group BV	24,900	927,908
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	9,340	$ 966,877
Reed Elsevier NV	56,817	1,370,280
Sensata Technologies Holding BV (a)	17,440	962,862
TOTAL NETHERLANDS		4,227,927
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	156,294	972,225
Norway - 0.4%
Schibsted ASA (B Shares)	14,860	924,570
Philippines - 1.8%
Ayala Corp.	39,410	689,001
GT Capital Holdings, Inc.	31,330	882,001
International Container Terminal Services, Inc.	377,170	929,927
SM Investments Corp.	41,165	830,866
SM Prime Holdings, Inc.	2,117,000	885,425
TOTAL PHILIPPINES		4,217,220
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd. (c)	33,530	1,020,310
Discovery Ltd.	80,343	892,021
FirstRand Ltd.	185,900	888,070
Naspers Ltd. Class N	10,630	1,671,876
Sanlam Ltd.	148,900	963,399
TOTAL SOUTH AFRICA		5,435,676
Spain - 1.3%
Aena SA	11,530	1,080,906
Amadeus IT Holding SA Class A	22,960	1,046,562
Grifols SA ADR	31,470	1,001,061
TOTAL SPAIN		3,128,529
Sweden - 1.2%
ASSA ABLOY AB (B Shares)	16,006	928,569
Hexagon AB (B Shares)	27,300	1,011,198
HEXPOL AB (B Shares)	8,600	921,588
TOTAL SWEDEN		2,861,355
Switzerland - 4.3%
Compagnie Financiere Richemont SA Series A	17,497	1,559,559
Geberit AG (Reg.)	2,960	1,048,354
Givaudan SA	520	973,011
Novartis AG sponsored ADR	35,260	3,589,466
Common Stocks - continued
	Shares	Value
Switzerland - continued
Partners Group Holding AG	3,000	$ 940,308
Sika AG (Bearer)	320	1,098,351
TE Connectivity Ltd.	14,400	958,320
TOTAL SWITZERLAND		10,167,369
Taiwan - 1.4%
Delta Electronics, Inc.	153,000	924,215
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,510	2,358,704
TOTAL TAIWAN		3,282,919
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	113,200	996,146
Turkey - 0.4%
TAV Havalimanlari Holding A/S	112,000	984,809
United Arab Emirates - 0.8%
DP World Ltd.	40,505	934,855
First Gulf Bank PJSC	227,849	946,024
TOTAL UNITED ARAB EMIRATES		1,880,879
United Kingdom - 16.3%
Aon PLC	9,450	909,374
Ashtead Group PLC	62,940	1,079,269
Associated British Foods PLC	27,400	1,196,236
Auto Trader Group PLC	226,800	942,201
Babcock International Group PLC	62,400	962,578
BCA Marketplace PLC	398,300	947,480
Berkeley Group Holdings PLC	25,000	962,567
Bunzl PLC	40,100	1,127,503
Burberry Group PLC	39,100	1,042,367
Capita Group PLC	58,000	1,015,186
Close Brothers Group PLC	36,800	860,217
Compass Group PLC	72,541	1,282,360
Dignity PLC	26,667	826,802
Diploma PLC	74,390	912,479
easyJet PLC	36,100	998,189
Essentra PLC	58,700	861,676
Exova Group Ltd. PLC	319,089	925,970
Halma PLC	84,500	920,279
Hikma Pharmaceuticals PLC	29,755	930,504
Howden Joinery Group PLC	121,703	866,382
Inchcape PLC	74,900	952,733
InterContinental Hotel Group PLC	24,800	1,060,585
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Intertek Group PLC	25,030	$ 1,000,337
ITV PLC	252,700	981,112
Johnson Matthey PLC	20,038	1,024,520
London Stock Exchange Group PLC	26,863	1,045,654
Melrose PLC	222,750	903,917
Micro Focus International PLC	49,500	952,733
Persimmon PLC	36,900	958,084
Prudential PLC	68,368	1,702,195
Reckitt Benckiser Group PLC	16,300	1,450,772
Rightmove PLC	19,830	959,959
SABMiller PLC	22,700	1,201,577
Schroders PLC	18,300	907,650
Spire Healthcare Group PLC	188,603	923,681
St. James's Place Capital PLC	72,319	986,482
The Restaurant Group PLC	96,715	1,005,108
Whitbread PLC	13,305	1,068,383
TOTAL UNITED KINGDOM		38,655,101
United States of America - 18.6%
A.O. Smith Corp.	13,677	873,960
Affiliated Managers Group, Inc. (a)	4,100	927,133
Alliance Data Systems Corp. (a)	3,110	924,634
American Tower Corp.	9,320	881,020
AMETEK, Inc.	16,560	868,075
Amphenol Corp. Class A	15,628	865,322
AutoZone, Inc. (a)	1,271	854,951
Ball Corp.	11,530	846,417
Biogen, Inc. (a)	2,430	908,650
Broadridge Financial Solutions, Inc.	16,000	862,720
Cerner Corp. (a)	13,000	933,530
Colgate-Palmolive Co.	14,400	968,832
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,600	881,144
Danaher Corp.	10,629	870,303
Domino's Pizza, Inc.	8,500	916,725
Ecolab, Inc.	8,440	945,111
Fidelity National Information Services, Inc.	15,143	946,286
Fiserv, Inc. (a)	11,719	909,394
FleetCor Technologies, Inc. (a)	5,200	836,628
Gartner, Inc. Class A (a)	10,760	892,865
Global Payments, Inc.	8,950	897,506
Google, Inc. Class C (a)	1,760	945,718
Home Depot, Inc.	8,390	897,562
Common Stocks - continued
	Shares	Value
United States of America - continued
International Flavors & Fragrances, Inc.	8,230	$ 944,393
L Brands, Inc.	10,000	893,600
MasterCard, Inc. Class A	10,420	939,988
McGraw Hill Financial, Inc.	8,994	938,074
McKesson Corp.	3,800	848,920
Mead Johnson Nutrition Co. Class A	9,900	949,608
Mettler-Toledo International, Inc. (a)	2,960	938,350
Middleby Corp. (a)	8,690	880,645
Moody's Corp.	8,300	892,416
NIKE, Inc. Class B	8,550	845,082
Pall Corp.	9,330	907,996
PPG Industries, Inc.	4,210	932,768
Priceline Group, Inc. (a)	806	997,675
Roper Industries, Inc.	5,090	855,985
SBA Communications Corp. Class A (a)	8,210	950,882
ServiceMaster Global Holdings, Inc.	24,900	860,544
Sherwin-Williams Co.	3,310	920,180
SS&C Technologies Holdings, Inc.	14,550	875,474
Stericycle, Inc. (a)	7,100	947,353
The Walt Disney Co.	7,743	841,819
TJX Companies, Inc.	13,840	893,234
TransDigm Group, Inc.	4,390	931,251
Union Pacific Corp.	8,910	946,509
Valspar Corp.	11,310	917,241
Visa, Inc. Class A	14,040	927,342
Wyndham Worldwide Corp.	10,630	907,802
TOTAL UNITED STATES OF AMERICA		44,339,617
TOTAL COMMON STOCKS (Cost $212,005,218)		232,939,056
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $643,474)	5,797	961,097
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $3,188,007)	3,188,007	$ 3,188,007
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $215,836,699)		237,088,160
NET OTHER ASSETS (LIABILITIES) - 0.2%		562,124
NET ASSETS - 100%		$ 237,650,284
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,556
Fidelity Securities Lending Cash Central Fund	13,372
Total	$ 15,928
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,534,365	$ 18,526,929	$ 25,007,436	$ -
Consumer Staples	14,103,981	4,914,231	9,189,750	-
Financials	33,110,743	20,571,758	12,538,985	-
Health Care	35,512,469	21,650,472	13,861,997	-
Industrials	49,275,817	27,483,264	21,792,553	-
Information Technology	35,475,596	21,850,698	13,624,898	-
Materials	19,911,835	9,822,204	10,089,631	-
Telecommunication Services	2,975,347	2,975,347	-	-
Money Market Funds	3,188,007	3,188,007	-	-
Total Investments in Securities:	$ 237,088,160	$ 130,982,910	$ 106,105,250	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 38,207,034
Level 2 to Level 1	$ 14,455,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $212,648,692)	$ 233,900,153
Fidelity Central Funds (cost $3,188,007)	3,188,007
Total Investments (cost $215,836,699)		$ 237,088,160
Cash		7,222
Foreign currency held at value (cost $232,827)		232,819
Receivable for investments sold		12,046,380
Receivable for fund shares sold		728,155
Dividends receivable		495,456
Distributions receivable from Fidelity Central Funds		5,122
Prepaid expenses		104
Receivable from investment adviser for expense reductions		34,794
Other receivables		220,687
Total assets		250,858,899

Liabilities
Payable for investments purchased Regular delivery	$ 12,302,808
Delayed delivery	66,614
Payable for fund shares redeemed	394,818
Accrued management fee	157,515
Distribution and service plan fees payable	67,131
Other affiliated payables	50,341
Other payables and accrued expenses	169,388
Total liabilities		13,208,615

Net Assets		$ 237,650,284
Net Assets consist of:
Paid in capital		$ 282,958,398
Undistributed net investment income		348,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,747,943)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,091,729
Net Assets		$ 237,650,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,653,499 ÷ 5,049,378 shares)	$ 15.58

Maximum offering price per share (100/94.25 of $15.58)	$ 16.53
Class T: Net Asset Value and redemption price per share ($62,004,756 ÷ 4,059,237 shares)	$ 15.27

Maximum offering price per share (100/96.50 of $15.27)	$ 15.82
Class B: Net Asset Value and offering price per share ($1,290,628 ÷ 91,606 shares)A	$ 14.09

Class C: Net Asset Value and offering price per share ($31,257,112 ÷ 2,226,998 shares)A	$ 14.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,444,289 ÷ 3,881,991 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,902,792
Interest		10
Income from Fidelity Central Funds		15,928
Income before foreign taxes withheld		1,918,730
Less foreign taxes withheld		(117,627)
Total income		1,801,103

Expenses
Management fee Basic fee	$ 638,358
Performance adjustment	136,296
Transfer agent fees	215,797
Distribution and service plan fees	347,275
Accounting and security lending fees	47,512
Custodian fees and expenses	166,589
Independent trustees' compensation	330
Registration fees	50,816
Audit	49,653
Legal	341
Miscellaneous	562
Total expenses before reductions	1,653,529
Expense reductions	(219,036)	1,434,493
Net investment income (loss)		366,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $51,747)	2,567,912
Foreign currency transactions	(95,567)
Total net realized gain (loss)		2,472,345
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $28,252)	7,598,108
Assets and liabilities in foreign currencies	(4,274)
Total change in net unrealized appreciation (depreciation)		7,593,834
Net gain (loss)		10,066,179
Net increase (decrease) in net assets resulting from operations		$ 10,432,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 366,610	$ 313,539
Net realized gain (loss)	2,472,345	17,397,899
Change in net unrealized appreciation (depreciation)	7,593,834	(9,394,840)
Net increase (decrease) in net assets resulting from operations	10,432,789	8,316,598
Distributions to shareholders from net investment income	(176,462)	(450,291)
Share transactions - net increase (decrease)	76,433,811	1,810,485
Redemption fees	2,426	1,603
Total increase (decrease) in net assets	86,692,564	9,678,395

Net Assets
Beginning of period	150,957,720	141,279,325
End of period (including undistributed net investment income of $348,100 and undistributed net investment income of $157,952, respectively)	$ 237,650,284	$ 150,957,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.07	.08	.08H	.06
Net realized and unrealized gain (loss)	.80	.82	2.73	1.05	(.53)	1.69
Total from investment operations	.84	.88	2.80	1.13	(.45)	1.75
Distributions from net investment income	(.03)	(.07)	(.09)	(.09)	(.08)	(.08)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	(.03)	(.07)	(.09)	(.09)K	(.19)L	(.24)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.58	$ 14.77	$ 13.96	$ 11.25	$ 10.21	$ 10.85
Total ReturnB, C, D	5.70%	6.31%	24.99%	11.19%	(4.25)%	18.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70%A	1.73%	1.74%	1.78%	1.64%	1.45%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.44%	1.39%	1.41%	1.38%	1.27%
Net investment income (loss)	.53%A	.42%	.58%	.73%	.74%H	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,653	$ 51,567	$ 49,797	$ 40,624	$ 40,364	$ 49,058
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.05	.05H	.04
Net realized and unrealized gain (loss)	.78	.81	2.66	1.04	(.52)	1.65
Total from investment operations	.80	.83	2.70	1.09	(.47)	1.69
Distributions from net investment income	-	(.04)	(.05)	(.06)	(.05)	(.06)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	-	(.04)	(.05)	(.06)K	(.16)L	(.22)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.27	$ 14.47	$ 13.68	$ 11.03	$ 10.00	$ 10.63
Total ReturnB, C, D	5.53%	6.07%	24.57%	10.99%	(4.51)%	18.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94%A	1.94%	1.96%	2.03%	1.88%	1.69%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%	1.70%	1.69%
Expenses net of all reductions	1.69%A	1.69%	1.64%	1.66%	1.62%	1.51%
Net investment income (loss)	.28%A	.17%	.33%	.48%	.49%H	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,005	$ 58,454	$ 60,152	$ 53,835	$ 59,914	$ 74,056
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02)	- J	-H, J	(.01)
Net realized and unrealized gain (loss)	.73	.74	2.48	.96	(.48)	1.53
Total from investment operations	.71	.70	2.46	.96	(.48)	1.52
Distributions from net investment income	-	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	(.09)	(.16)
Total distributions	-	-	-	-	(.10)	(.19)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.09	$ 13.38	$ 12.68	$ 10.22	$ 9.26	$ 9.84
Total ReturnB, C, D	5.31%	5.52%	24.07%	10.37%	(4.99)%	18.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.51%A	2.50%	2.51%	2.54%	2.39%	2.20%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%A	2.19%	2.15%	2.16%	2.13%	2.02%
Net investment income (loss)	(.23)%A	(.33)%	(.17)%	(.02)%	(.01)%H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,291	$ 1,577	$ 2,228	$ 2,745	$ 4,241	$ 8,737
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.02)	- J	-H, J	(.01)
Net realized and unrealized gain (loss)	.72	.74	2.47	.96	(.49)	1.53
Total from investment operations	.71	.70	2.45	.96	(.49)	1.52
Distributions from net investment income	-	-	-	(.01)	(.01)	(.04)
Distributions from net realized gain	-	-	-	(.01)	(.11)	(.16)
Total distributions	-	-	-	(.01)K	(.12)	(.19)L
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.04	$ 13.33	$ 12.63	$ 10.18	$ 9.23	$ 9.84
Total ReturnB, C, D	5.33%	5.54%	24.07%	10.41%	(5.07)%	18.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.47%	2.49%	2.53%	2.39%	2.20%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.18%A	2.19%	2.14%	2.16%	2.13%	2.02%
Net investment income (loss)	(.22)%A	(.33)%	(.17)%	(.02)%	(.01)%H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,257	$ 20,910	$ 21,334	$ 18,090	$ 19,619	$ 24,809
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.06	.10	.11	.11	.12G	.10
Net realized and unrealized gain (loss)	.86	.87	2.89	1.13	(.57)	1.78
Total from investment operations	.92	.97	3.00	1.24	(.45)	1.88
Distributions from net investment income	(.07)	(.09)	(.12)	(.12)	(.11)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	(.07)	(.09)	(.12)	(.12)J	(.22)K	(.25)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.60	$ 15.75	$ 14.87	$ 11.99	$ 10.87	$ 11.54
Total ReturnB, C	5.84%	6.58%	25.20%	11.56%	(4.01) %	19.22%
Ratios to Average Net Assets E, H
Expenses before reductions	1.36%A	1.38%	1.39%	1.48%	1.35%	1.19%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.19%
Expenses net of all reductions	1.18%A	1.20%	1.14%	1.16%	1.12%	1.01%
Net investment income (loss)	.78%A	.67%	.83%	.98%	1.00%G	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,444	$ 18,449	$ 7,768	$ 4,568	$ 4,335	$ 4,345
Portfolio turnover rateF	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share. KTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,957,749
Gross unrealized depreciation	(2,972,095)
Net unrealized appreciation (depreciation) on securities	$ 20,985,654
Tax cost	$ 216,102,506

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (44,822,434)
2017	(23,967,872)
Total capital loss carryforward	$ (68,790,306)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $226,695,468 and $152,282,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,919	$ 2,439
Class T	.25%	.25%	149,070	2,223
Class B	.75%	.25%	7,223	5,501
Class C	.75%	.25%	118,063	20,291
			$ 347,275	$ 30,454

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,776
Class T	4,606
Class B*	336
Class C*	453
$ 30,171

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 73,528.25
Class T	71,160.24
Class B	2,146.30
Class C	29,803.25
Institutional Class	39,160.20
	$ 215,797

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $627 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $131 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,372. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 72,968
Class T	1.70%	72,671
Class B	2.20%	2,246
Class C	2.20%	29,394
Institutional Class	1.20%	31,994
		$ 209,273

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,763 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 109,241	$ 236,147
Class T	-	164,337
Institutional Class	67,221	49,807
Total	$ 176,462	$ 450,291

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	1,866,465	642,209	$ 28,665,526	$ 9,254,741
Reinvestment of distributions	6,822	15,568	102,609	216,240
Shares redeemed	(316,092)	(733,015)	(4,719,542)	(10,574,352)
Net increase (decrease)	1,557,195	(75,238)	$ 24,048,593	$ (1,103,371)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	345,207	398,294	$ 5,140,938	$ 5,642,426
Reinvestment of distributions	-	11,818	-	161,195
Shares redeemed	(325,974)	(765,657)	(4,816,358)	(10,811,536)
Net increase (decrease)	19,233	(355,545)	$ 324,580	$ (5,007,915)
Class B
Shares sold	3,755	922	$ 50,409	$ 12,411
Shares redeemed	(30,025)	(58,773)	(411,749)	(768,373)
Net increase (decrease)	(26,270)	(57,851)	$ (361,340)	$ (755,962)
Class C
Shares sold	792,250	194,612	$ 10,981,083	$ 2,542,538
Shares redeemed	(134,182)	(314,314)	(1,821,851)	(4,057,639)
Net increase (decrease)	658,068	(119,702)	$ 9,159,232	$ (1,515,101)
Institutional Class
Shares sold	3,254,664	801,555	$ 52,012,584	$ 12,565,571
Reinvestment of distributions	3,912	2,539	62,664	37,521
Shares redeemed	(547,939)	(154,955)	(8,812,502)	(2,410,258)
Net increase (decrease)	2,710,637	649,139	$ 43,262,746	$ 10,192,834

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAPI-USAN-0615
1.784891.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,057.00	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,055.30	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,053.10	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,053.30	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,058.40	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.5	0.0
Bayer AG (Germany, Pharmaceuticals)	1.0	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.0	0.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.9	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.7
	5.2
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.9	18.1
Consumer Discretionary	18.1	21.1
Health Care	14.8	12.3
Information Technology	14.8	11.1
Financials	14.0	14.8
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	18.6	15.8
United Kingdom	16.3	15.0
France	6.3	5.4
India	5.8	5.6
Switzerland	4.3	4.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.4%	Stocks 98.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
Amcor Ltd.	87,068	$ 932,234
CSL Ltd.	17,520	1,261,388
DuluxGroup Ltd.	181,208	907,715
Ramsay Health Care Ltd.	16,794	831,817
realestate.com.au Ltd.	24,432	913,157
SEEK Ltd.	66,530	855,538
Spotless Group Holdings Ltd.	516,709	932,287
Sydney Airport unit	201,903	861,192
Transurban Group unit	131,862	1,035,142
TOTAL AUSTRALIA		8,530,470
Bailiwick of Jersey - 1.5%
Shire PLC	17,300	1,405,861
Wolseley PLC	18,481	1,093,048
WPP PLC	50,400	1,175,403
TOTAL BAILIWICK OF JERSEY		3,674,312
Belgium - 1.2%
Anheuser-Busch InBev SA NV	16,080	1,957,713
Fagron NV	21,120	933,503
TOTAL BELGIUM		2,891,216
Bermuda - 0.8%
Invesco Ltd.	23,360	967,571
Signet Jewelers Ltd.	6,710	900,012
TOTAL BERMUDA		1,867,583
Brazil - 2.0%
BB Seguridade Participacoes SA	85,300	997,967
Cielo SA	72,844	1,013,982
Kroton Educacional SA	264,200	964,570
Qualicorp SA (a)	117,800	969,628
Smiles SA	55,000	929,156
TOTAL BRAZIL		4,875,303
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	26,220	1,003,597
Canadian National Railway Co.	23,770	1,534,756
Canadian Pacific Railway Ltd.	6,770	1,290,761
CI Financial Corp.	30,570	898,477
Constellation Software, Inc.	2,410	944,824
Constellation Software, Inc. rights 9/15/15 (a)	2,460	734
Open Text Corp.	18,150	917,053
Common Stocks - continued
	Shares	Value
Canada - continued
Stantec, Inc.	32,850	$ 887,345
Valeant Pharmaceuticals International (Canada) (a)	7,620	1,652,400
TOTAL CANADA		9,129,947
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR	11,350	922,642
Tencent Holdings Ltd.	89,500	1,847,180
TOTAL CAYMAN ISLANDS		2,769,822
Denmark - 1.8%
Novo Nordisk A/S Series B sponsored ADR	38,940	2,191,154
Pandora A/S	10,700	1,105,968
Topdanmark A/S (a)	32,200	965,755
TOTAL DENMARK		4,262,877
Finland - 0.9%
Kone Oyj (B Shares)	22,500	967,987
Sampo Oyj (A Shares)	23,000	1,114,449
TOTAL FINLAND		2,082,436
France - 6.3%
Air Liquide SA	10,112	1,322,452
Bollore Group	163,000	931,553
Bureau Veritas SA	41,194	970,019
Christian Dior SA	4,800	938,405
Dassault Systemes SA	13,200	1,017,144
Essilor International SA	9,488	1,155,924
Ingenico SA	7,767	974,546
Korian-Medica	27,500	934,316
L'Oreal SA	6,900	1,316,802
Natixis SA	127,400	1,054,549
Publicis Groupe SA	12,630	1,059,285
Safran SA	14,930	1,090,896
Sodexo SA (a)	10,060	1,017,973
Zodiac Aerospace	30,520	1,120,794
TOTAL FRANCE		14,904,658
Germany - 3.7%
Bayer AG	16,400	2,360,495
CTS Eventim AG	28,900	984,865
Fresenius SE & Co. KGaA	20,300	1,207,707
Henkel AG & Co. KGaA	11,333	1,147,981
ProSiebenSat.1 Media AG	19,690	1,006,695
Common Stocks - continued
	Shares	Value
Germany - continued
Symrise AG	17,200	$ 1,042,895
Wirecard AG	21,900	961,829
TOTAL GERMANY		8,712,467
Hong Kong - 1.2%
AIA Group Ltd.	280,200	1,872,688
Techtronic Industries Co. Ltd.	267,500	950,852
TOTAL HONG KONG		2,823,540
India - 5.8%
Adani Ports & Special Economic Zone	187,398	936,434
Amara Raja Batteries Ltd. (a)	71,935	899,701
Asian Paints India Ltd.	47,682	572,092
Axis Bank Ltd. (a)	111,085	997,212
Exide Industries Ltd.	351,103	947,819
HCL Technologies Ltd.	69,263	959,744
HDFC Bank Ltd.	51,223	915,013
Housing Development Finance Corp. Ltd.	64,859	1,194,143
ICICI Bank Ltd. (a)	200,990	1,049,501
ITC Ltd. (a)	219,031	1,111,050
LIC Housing Finance Ltd.	143,571	971,596
Sun Pharmaceutical Industries Ltd. (a)	76,434	1,129,231
Tata Consultancy Services Ltd.	28,157	1,091,627
Titan Co. Ltd. (a)	155,767	950,511
TOTAL INDIA		13,725,674
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	339,400	16,888
PT Bank Central Asia Tbk	1,042,600	1,083,821
PT Bank Rakyat Indonesia Tbk	1,178,800	1,057,169
PT Surya Citra Media Tbk	1,236,100	276,543
PT Tower Bersama Infrastructure Tbk	1,699,500	1,111,149
TOTAL INDONESIA		3,545,570
Ireland - 2.8%
Actavis PLC (a)	3,336	943,621
Allegion PlC	14,720	900,128
CRH PLC	39,600	1,106,561
Kerry Group PLC Class A	12,490	918,669
Kingspan Group PLC (Ireland)	45,360	899,950
Common Stocks - continued
	Shares	Value
Ireland - continued
Perrigo Co. PLC	4,900	$ 898,072
Ryanair Holdings PLC sponsored ADR	14,250	924,113
TOTAL IRELAND		6,591,114
Isle of Man - 0.4%
Playtech Ltd.	77,194	969,771
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	11,200	934,976
Frutarom Industries Ltd.	22,000	937,176
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,830	1,560,649
TOTAL ISRAEL		3,432,801
Italy - 0.8%
Atlantia SpA	34,098	959,005
Recordati SpA	46,500	926,552
TOTAL ITALY		1,885,557
Japan - 3.2%
Astellas Pharma, Inc.	77,100	1,200,501
Hoya Corp.	25,200	971,231
Kansai Paint Co. Ltd.	48,000	855,623
Keyence Corp.	1,887	1,007,373
Misumi Group, Inc.	22,600	848,136
Olympus Corp. (a)	25,600	921,856
OMRON Corp.	21,840	1,002,851
SK Kaken Co. Ltd.	10,130	882,954
TOTAL JAPAN		7,690,525
Kenya - 0.7%
Kenya Commercial Bank Ltd.	1,262,900	834,368
Safaricom Ltd.	4,965,500	913,316
TOTAL KENYA		1,747,684
Mexico - 2.0%
Grupo Aeroportuario del Pacifico SA de CV Series B	129,500	921,997
Grupo Aeroportuario del Sureste SA de CV Series B	63,965	905,358
Grupo Aeroportuario Norte S.A.B. de CV	175,600	876,970
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	30,390	1,106,500
Megacable Holdings S.A.B. de CV unit	226,000	940,562
TOTAL MEXICO		4,751,387
Netherlands - 1.8%
IMCD Group BV	24,900	927,908
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	9,340	$ 966,877
Reed Elsevier NV	56,817	1,370,280
Sensata Technologies Holding BV (a)	17,440	962,862
TOTAL NETHERLANDS		4,227,927
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	156,294	972,225
Norway - 0.4%
Schibsted ASA (B Shares)	14,860	924,570
Philippines - 1.8%
Ayala Corp.	39,410	689,001
GT Capital Holdings, Inc.	31,330	882,001
International Container Terminal Services, Inc.	377,170	929,927
SM Investments Corp.	41,165	830,866
SM Prime Holdings, Inc.	2,117,000	885,425
TOTAL PHILIPPINES		4,217,220
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd. (c)	33,530	1,020,310
Discovery Ltd.	80,343	892,021
FirstRand Ltd.	185,900	888,070
Naspers Ltd. Class N	10,630	1,671,876
Sanlam Ltd.	148,900	963,399
TOTAL SOUTH AFRICA		5,435,676
Spain - 1.3%
Aena SA	11,530	1,080,906
Amadeus IT Holding SA Class A	22,960	1,046,562
Grifols SA ADR	31,470	1,001,061
TOTAL SPAIN		3,128,529
Sweden - 1.2%
ASSA ABLOY AB (B Shares)	16,006	928,569
Hexagon AB (B Shares)	27,300	1,011,198
HEXPOL AB (B Shares)	8,600	921,588
TOTAL SWEDEN		2,861,355
Switzerland - 4.3%
Compagnie Financiere Richemont SA Series A	17,497	1,559,559
Geberit AG (Reg.)	2,960	1,048,354
Givaudan SA	520	973,011
Novartis AG sponsored ADR	35,260	3,589,466
Common Stocks - continued
	Shares	Value
Switzerland - continued
Partners Group Holding AG	3,000	$ 940,308
Sika AG (Bearer)	320	1,098,351
TE Connectivity Ltd.	14,400	958,320
TOTAL SWITZERLAND		10,167,369
Taiwan - 1.4%
Delta Electronics, Inc.	153,000	924,215
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,510	2,358,704
TOTAL TAIWAN		3,282,919
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	113,200	996,146
Turkey - 0.4%
TAV Havalimanlari Holding A/S	112,000	984,809
United Arab Emirates - 0.8%
DP World Ltd.	40,505	934,855
First Gulf Bank PJSC	227,849	946,024
TOTAL UNITED ARAB EMIRATES		1,880,879
United Kingdom - 16.3%
Aon PLC	9,450	909,374
Ashtead Group PLC	62,940	1,079,269
Associated British Foods PLC	27,400	1,196,236
Auto Trader Group PLC	226,800	942,201
Babcock International Group PLC	62,400	962,578
BCA Marketplace PLC	398,300	947,480
Berkeley Group Holdings PLC	25,000	962,567
Bunzl PLC	40,100	1,127,503
Burberry Group PLC	39,100	1,042,367
Capita Group PLC	58,000	1,015,186
Close Brothers Group PLC	36,800	860,217
Compass Group PLC	72,541	1,282,360
Dignity PLC	26,667	826,802
Diploma PLC	74,390	912,479
easyJet PLC	36,100	998,189
Essentra PLC	58,700	861,676
Exova Group Ltd. PLC	319,089	925,970
Halma PLC	84,500	920,279
Hikma Pharmaceuticals PLC	29,755	930,504
Howden Joinery Group PLC	121,703	866,382
Inchcape PLC	74,900	952,733
InterContinental Hotel Group PLC	24,800	1,060,585
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Intertek Group PLC	25,030	$ 1,000,337
ITV PLC	252,700	981,112
Johnson Matthey PLC	20,038	1,024,520
London Stock Exchange Group PLC	26,863	1,045,654
Melrose PLC	222,750	903,917
Micro Focus International PLC	49,500	952,733
Persimmon PLC	36,900	958,084
Prudential PLC	68,368	1,702,195
Reckitt Benckiser Group PLC	16,300	1,450,772
Rightmove PLC	19,830	959,959
SABMiller PLC	22,700	1,201,577
Schroders PLC	18,300	907,650
Spire Healthcare Group PLC	188,603	923,681
St. James's Place Capital PLC	72,319	986,482
The Restaurant Group PLC	96,715	1,005,108
Whitbread PLC	13,305	1,068,383
TOTAL UNITED KINGDOM		38,655,101
United States of America - 18.6%
A.O. Smith Corp.	13,677	873,960
Affiliated Managers Group, Inc. (a)	4,100	927,133
Alliance Data Systems Corp. (a)	3,110	924,634
American Tower Corp.	9,320	881,020
AMETEK, Inc.	16,560	868,075
Amphenol Corp. Class A	15,628	865,322
AutoZone, Inc. (a)	1,271	854,951
Ball Corp.	11,530	846,417
Biogen, Inc. (a)	2,430	908,650
Broadridge Financial Solutions, Inc.	16,000	862,720
Cerner Corp. (a)	13,000	933,530
Colgate-Palmolive Co.	14,400	968,832
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,600	881,144
Danaher Corp.	10,629	870,303
Domino's Pizza, Inc.	8,500	916,725
Ecolab, Inc.	8,440	945,111
Fidelity National Information Services, Inc.	15,143	946,286
Fiserv, Inc. (a)	11,719	909,394
FleetCor Technologies, Inc. (a)	5,200	836,628
Gartner, Inc. Class A (a)	10,760	892,865
Global Payments, Inc.	8,950	897,506
Google, Inc. Class C (a)	1,760	945,718
Home Depot, Inc.	8,390	897,562
Common Stocks - continued
	Shares	Value
United States of America - continued
International Flavors & Fragrances, Inc.	8,230	$ 944,393
L Brands, Inc.	10,000	893,600
MasterCard, Inc. Class A	10,420	939,988
McGraw Hill Financial, Inc.	8,994	938,074
McKesson Corp.	3,800	848,920
Mead Johnson Nutrition Co. Class A	9,900	949,608
Mettler-Toledo International, Inc. (a)	2,960	938,350
Middleby Corp. (a)	8,690	880,645
Moody's Corp.	8,300	892,416
NIKE, Inc. Class B	8,550	845,082
Pall Corp.	9,330	907,996
PPG Industries, Inc.	4,210	932,768
Priceline Group, Inc. (a)	806	997,675
Roper Industries, Inc.	5,090	855,985
SBA Communications Corp. Class A (a)	8,210	950,882
ServiceMaster Global Holdings, Inc.	24,900	860,544
Sherwin-Williams Co.	3,310	920,180
SS&C Technologies Holdings, Inc.	14,550	875,474
Stericycle, Inc. (a)	7,100	947,353
The Walt Disney Co.	7,743	841,819
TJX Companies, Inc.	13,840	893,234
TransDigm Group, Inc.	4,390	931,251
Union Pacific Corp.	8,910	946,509
Valspar Corp.	11,310	917,241
Visa, Inc. Class A	14,040	927,342
Wyndham Worldwide Corp.	10,630	907,802
TOTAL UNITED STATES OF AMERICA		44,339,617
TOTAL COMMON STOCKS (Cost $212,005,218)		232,939,056
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $643,474)	5,797	961,097
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $3,188,007)	3,188,007	$ 3,188,007
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $215,836,699)		237,088,160
NET OTHER ASSETS (LIABILITIES) - 0.2%		562,124
NET ASSETS - 100%		$ 237,650,284
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,556
Fidelity Securities Lending Cash Central Fund	13,372
Total	$ 15,928
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,534,365	$ 18,526,929	$ 25,007,436	$ -
Consumer Staples	14,103,981	4,914,231	9,189,750	-
Financials	33,110,743	20,571,758	12,538,985	-
Health Care	35,512,469	21,650,472	13,861,997	-
Industrials	49,275,817	27,483,264	21,792,553	-
Information Technology	35,475,596	21,850,698	13,624,898	-
Materials	19,911,835	9,822,204	10,089,631	-
Telecommunication Services	2,975,347	2,975,347	-	-
Money Market Funds	3,188,007	3,188,007	-	-
Total Investments in Securities:	$ 237,088,160	$ 130,982,910	$ 106,105,250	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 38,207,034
Level 2 to Level 1	$ 14,455,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $212,648,692)	$ 233,900,153
Fidelity Central Funds (cost $3,188,007)	3,188,007
Total Investments (cost $215,836,699)		$ 237,088,160
Cash		7,222
Foreign currency held at value (cost $232,827)		232,819
Receivable for investments sold		12,046,380
Receivable for fund shares sold		728,155
Dividends receivable		495,456
Distributions receivable from Fidelity Central Funds		5,122
Prepaid expenses		104
Receivable from investment adviser for expense reductions		34,794
Other receivables		220,687
Total assets		250,858,899

Liabilities
Payable for investments purchased Regular delivery	$ 12,302,808
Delayed delivery	66,614
Payable for fund shares redeemed	394,818
Accrued management fee	157,515
Distribution and service plan fees payable	67,131
Other affiliated payables	50,341
Other payables and accrued expenses	169,388
Total liabilities		13,208,615

Net Assets		$ 237,650,284
Net Assets consist of:
Paid in capital		$ 282,958,398
Undistributed net investment income		348,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,747,943)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,091,729
Net Assets		$ 237,650,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,653,499 ÷ 5,049,378 shares)	$ 15.58

Maximum offering price per share (100/94.25 of $15.58)	$ 16.53
Class T: Net Asset Value and redemption price per share ($62,004,756 ÷ 4,059,237 shares)	$ 15.27

Maximum offering price per share (100/96.50 of $15.27)	$ 15.82
Class B: Net Asset Value and offering price per share ($1,290,628 ÷ 91,606 shares)A	$ 14.09

Class C: Net Asset Value and offering price per share ($31,257,112 ÷ 2,226,998 shares)A	$ 14.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,444,289 ÷ 3,881,991 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,902,792
Interest		10
Income from Fidelity Central Funds		15,928
Income before foreign taxes withheld		1,918,730
Less foreign taxes withheld		(117,627)
Total income		1,801,103

Expenses
Management fee Basic fee	$ 638,358
Performance adjustment	136,296
Transfer agent fees	215,797
Distribution and service plan fees	347,275
Accounting and security lending fees	47,512
Custodian fees and expenses	166,589
Independent trustees' compensation	330
Registration fees	50,816
Audit	49,653
Legal	341
Miscellaneous	562
Total expenses before reductions	1,653,529
Expense reductions	(219,036)	1,434,493
Net investment income (loss)		366,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $51,747)	2,567,912
Foreign currency transactions	(95,567)
Total net realized gain (loss)		2,472,345
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $28,252)	7,598,108
Assets and liabilities in foreign currencies	(4,274)
Total change in net unrealized appreciation (depreciation)		7,593,834
Net gain (loss)		10,066,179
Net increase (decrease) in net assets resulting from operations		$ 10,432,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 366,610	$ 313,539
Net realized gain (loss)	2,472,345	17,397,899
Change in net unrealized appreciation (depreciation)	7,593,834	(9,394,840)
Net increase (decrease) in net assets resulting from operations	10,432,789	8,316,598
Distributions to shareholders from net investment income	(176,462)	(450,291)
Share transactions - net increase (decrease)	76,433,811	1,810,485
Redemption fees	2,426	1,603
Total increase (decrease) in net assets	86,692,564	9,678,395

Net Assets
Beginning of period	150,957,720	141,279,325
End of period (including undistributed net investment income of $348,100 and undistributed net investment income of $157,952, respectively)	$ 237,650,284	$ 150,957,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.07	.08	.08H	.06
Net realized and unrealized gain (loss)	.80	.82	2.73	1.05	(.53)	1.69
Total from investment operations	.84	.88	2.80	1.13	(.45)	1.75
Distributions from net investment income	(.03)	(.07)	(.09)	(.09)	(.08)	(.08)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	(.03)	(.07)	(.09)	(.09)K	(.19)L	(.24)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.58	$ 14.77	$ 13.96	$ 11.25	$ 10.21	$ 10.85
Total ReturnB, C, D	5.70%	6.31%	24.99%	11.19%	(4.25)%	18.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70%A	1.73%	1.74%	1.78%	1.64%	1.45%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.44%	1.39%	1.41%	1.38%	1.27%
Net investment income (loss)	.53%A	.42%	.58%	.73%	.74%H	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,653	$ 51,567	$ 49,797	$ 40,624	$ 40,364	$ 49,058
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.05	.05H	.04
Net realized and unrealized gain (loss)	.78	.81	2.66	1.04	(.52)	1.65
Total from investment operations	.80	.83	2.70	1.09	(.47)	1.69
Distributions from net investment income	-	(.04)	(.05)	(.06)	(.05)	(.06)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	-	(.04)	(.05)	(.06)K	(.16)L	(.22)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.27	$ 14.47	$ 13.68	$ 11.03	$ 10.00	$ 10.63
Total ReturnB, C, D	5.53%	6.07%	24.57%	10.99%	(4.51)%	18.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94%A	1.94%	1.96%	2.03%	1.88%	1.69%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%	1.70%	1.69%
Expenses net of all reductions	1.69%A	1.69%	1.64%	1.66%	1.62%	1.51%
Net investment income (loss)	.28%A	.17%	.33%	.48%	.49%H	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,005	$ 58,454	$ 60,152	$ 53,835	$ 59,914	$ 74,056
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02)	- J	-H, J	(.01)
Net realized and unrealized gain (loss)	.73	.74	2.48	.96	(.48)	1.53
Total from investment operations	.71	.70	2.46	.96	(.48)	1.52
Distributions from net investment income	-	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	(.09)	(.16)
Total distributions	-	-	-	-	(.10)	(.19)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.09	$ 13.38	$ 12.68	$ 10.22	$ 9.26	$ 9.84
Total ReturnB, C, D	5.31%	5.52%	24.07%	10.37%	(4.99)%	18.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.51%A	2.50%	2.51%	2.54%	2.39%	2.20%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%A	2.19%	2.15%	2.16%	2.13%	2.02%
Net investment income (loss)	(.23)%A	(.33)%	(.17)%	(.02)%	(.01)%H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,291	$ 1,577	$ 2,228	$ 2,745	$ 4,241	$ 8,737
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.02)	- J	-H, J	(.01)
Net realized and unrealized gain (loss)	.72	.74	2.47	.96	(.49)	1.53
Total from investment operations	.71	.70	2.45	.96	(.49)	1.52
Distributions from net investment income	-	-	-	(.01)	(.01)	(.04)
Distributions from net realized gain	-	-	-	(.01)	(.11)	(.16)
Total distributions	-	-	-	(.01)K	(.12)	(.19)L
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.04	$ 13.33	$ 12.63	$ 10.18	$ 9.23	$ 9.84
Total ReturnB, C, D	5.33%	5.54%	24.07%	10.41%	(5.07)%	18.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.47%	2.49%	2.53%	2.39%	2.20%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.18%A	2.19%	2.14%	2.16%	2.13%	2.02%
Net investment income (loss)	(.22)%A	(.33)%	(.17)%	(.02)%	(.01)%H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,257	$ 20,910	$ 21,334	$ 18,090	$ 19,619	$ 24,809
Portfolio turnover rateG	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.06	.10	.11	.11	.12G	.10
Net realized and unrealized gain (loss)	.86	.87	2.89	1.13	(.57)	1.78
Total from investment operations	.92	.97	3.00	1.24	(.45)	1.88
Distributions from net investment income	(.07)	(.09)	(.12)	(.12)	(.11)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(.12)	(.16)
Total distributions	(.07)	(.09)	(.12)	(.12)J	(.22)K	(.25)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.60	$ 15.75	$ 14.87	$ 11.99	$ 10.87	$ 11.54
Total ReturnB, C	5.84%	6.58%	25.20%	11.56%	(4.01) %	19.22%
Ratios to Average Net Assets E, H
Expenses before reductions	1.36%A	1.38%	1.39%	1.48%	1.35%	1.19%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.19%
Expenses net of all reductions	1.18%A	1.20%	1.14%	1.16%	1.12%	1.01%
Net investment income (loss)	.78%A	.67%	.83%	.98%	1.00%G	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,444	$ 18,449	$ 7,768	$ 4,568	$ 4,335	$ 4,345
Portfolio turnover rateF	167% A	197%	138%	142%	254%	490%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share. KTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,957,749
Gross unrealized depreciation	(2,972,095)
Net unrealized appreciation (depreciation) on securities	$ 20,985,654
Tax cost	$ 216,102,506

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (44,822,434)
2017	(23,967,872)
Total capital loss carryforward	$ (68,790,306)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $226,695,468 and $152,282,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,919	$ 2,439
Class T	.25%	.25%	149,070	2,223
Class B	.75%	.25%	7,223	5,501
Class C	.75%	.25%	118,063	20,291
			$ 347,275	$ 30,454

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,776
Class T	4,606
Class B*	336
Class C*	453
$ 30,171

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 73,528.25
Class T	71,160.24
Class B	2,146.30
Class C	29,803.25
Institutional Class	39,160.20
	$ 215,797

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $627 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $131 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,372. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 72,968
Class T	1.70%	72,671
Class B	2.20%	2,246
Class C	2.20%	29,394
Institutional Class	1.20%	31,994
		$ 209,273

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,763 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 109,241	$ 236,147
Class T	-	164,337
Institutional Class	67,221	49,807
Total	$ 176,462	$ 450,291

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	1,866,465	642,209	$ 28,665,526	$ 9,254,741
Reinvestment of distributions	6,822	15,568	102,609	216,240
Shares redeemed	(316,092)	(733,015)	(4,719,542)	(10,574,352)
Net increase (decrease)	1,557,195	(75,238)	$ 24,048,593	$ (1,103,371)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	345,207	398,294	$ 5,140,938	$ 5,642,426
Reinvestment of distributions	-	11,818	-	161,195
Shares redeemed	(325,974)	(765,657)	(4,816,358)	(10,811,536)
Net increase (decrease)	19,233	(355,545)	$ 324,580	$ (5,007,915)
Class B
Shares sold	3,755	922	$ 50,409	$ 12,411
Shares redeemed	(30,025)	(58,773)	(411,749)	(768,373)
Net increase (decrease)	(26,270)	(57,851)	$ (361,340)	$ (755,962)
Class C
Shares sold	792,250	194,612	$ 10,981,083	$ 2,542,538
Shares redeemed	(134,182)	(314,314)	(1,821,851)	(4,057,639)
Net increase (decrease)	658,068	(119,702)	$ 9,159,232	$ (1,515,101)
Institutional Class
Shares sold	3,254,664	801,555	$ 52,012,584	$ 12,565,571
Reinvestment of distributions	3,912	2,539	62,664	37,521
Shares redeemed	(547,939)	(154,955)	(8,812,502)	(2,410,258)
Net increase (decrease)	2,710,637	649,139	$ 43,262,746	$ 10,192,834

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAP-USAN-0615
1.784890.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.34%
Actual		$ 1,000.00	$ 1,071.10	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.53%
Actual		$ 1,000.00	$ 1,070.30	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.13%
Actual		$ 1,000.00	$ 1,067.00	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.13%
Actual		$ 1,000.00	$ 1,067.40	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,073.00	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	2.3
Naspers Ltd. Class N (South Africa, Media)	2.0	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.7
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.8	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	1.0
	9.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.8	25.4
Financials	17.8	17.6
Information Technology	13.5	16.5
Health Care	10.8	10.4
Consumer Staples	10.1	12.0
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	22.2	20.8
Japan	18.6	18.8
United States of America	8.4	9.1
France	6.9	6.6
Switzerland	5.7	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.2%	Stocks 99.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 2.2%
AMP Ltd.	186,173	$ 949
BHP Billiton Ltd.	146,394	3,738
Carsales.com Ltd.	135,616	1,013
iSelect Ltd. (a)	2,907,626	3,509
Macquarie Group Ltd.	41,347	2,551
McMillan Shakespeare Ltd.	224,886	2,064
WorleyParsons Ltd.	227,477	2,061
TOTAL AUSTRALIA		15,885
Bailiwick of Jersey - 2.5%
Glencore Xstrata PLC	448,172	2,129
Shire PLC	66,000	5,363
Wolseley PLC	174,159	10,301
TOTAL BAILIWICK OF JERSEY		17,793
Belgium - 0.7%
Ageas	35,290	1,326
KBC Groep NV	25,776	1,696
UCB SA	29,600	2,132
TOTAL BELGIUM		5,154
Bermuda - 0.7%
Clear Media Ltd.	1,278,000	1,502
Oriental Watch Holdings Ltd.	2,992,000	544
Signet Jewelers Ltd.	24,500	3,286
TOTAL BERMUDA		5,332
Brazil - 1.0%
BB Seguridade Participacoes SA	279,900	3,275
Cielo SA	283,872	3,951
TOTAL BRAZIL		7,226
Canada - 0.5%
Avigilon Corp. (a)	50,200	866
Entertainment One Ltd.	452,300	2,179
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
MDC Partners, Inc. Class A (sub. vtg.)	16,600	$ 348
Performance Sports Group Ltd. (a)	23,000	467
TOTAL CANADA		3,860
Cayman Islands - 4.4%
58.com, Inc. ADR (a)(d)	67,600	5,157
Alibaba Group Holding Ltd. sponsored ADR	64,800	5,268
Autohome, Inc. ADR Class A (a)	37,000	1,888
Baidu.com, Inc. sponsored ADR (a)	10,600	2,123
Bitauto Holdings Ltd. ADR (a)	18,300	1,088
Ctrip.com International Ltd. sponsored ADR (a)	50,900	3,241
Fu Shou Yuan International Group Ltd.	2,729,000	1,465
PW Medtech Group Ltd. (a)	1,629,000	700
Qunar Cayman Islands Ltd. sponsored ADR (a)	50,600	2,370
Sitoy Group Holdings Ltd.	870,000	540
Tencent Holdings Ltd.	410,600	8,474
TOTAL CAYMAN ISLANDS		32,314
China - 1.0%
Kweichow Moutai Co. Ltd.	97,100	3,948
TravelSky Technology Ltd. (H Shares)	1,639,000	3,189
TOTAL CHINA		7,137
Denmark - 2.1%
Danske Bank A/S	51,111	1,450
Novo Nordisk A/S:
Series B	14,315	804
Series B sponsored ADR	229,400	12,908
TOTAL DENMARK		15,162
France - 6.9%
AXA SA	49,558	1,253
AXA SA sponsored ADR	67,200	1,692
BNP Paribas SA	79,616	5,028
Bollore Group (a)	1,100	6
Edenred SA (d)	50,231	1,347
GameLoft SE (a)	239,900	1,269
Groupe FNAC SA (a)	1	0
Hermes International SCA	3,646	1,375
Iliad SA	6,166	1,449
Ipsen SA	66,500	3,819
Orange SA	379,900	6,257
Pernod Ricard SA	33,900	4,213
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA	37,900	$ 2,769
Sanofi SA	80,690	8,213
Sanofi SA sponsored ADR	47,700	2,411
Societe Generale Series A	17,462	873
Total SA	129,000	6,985
Ubisoft Entertainment SA (a)	85,821	1,583
TOTAL FRANCE		50,542
Germany - 3.1%
Allianz SE (d)	15,880	2,703
Axel Springer Verlag AG	57,700	3,219
Bayer AG	61,340	8,829
Commerzbank AG (a)	23,500	317
CTS Eventim AG	106,958	3,645
Deutsche Bank AG	31,560	1,009
Deutsche Boerse AG	36,969	3,063
TOTAL GERMANY		22,785
Hong Kong - 1.5%
AIA Group Ltd.	1,045,000	6,984
Television Broadcasts Ltd.	644,200	4,202
TOTAL HONG KONG		11,186
India - 0.4%
Info Edge India Ltd.	214,247	2,593
Just Dial Ltd.	25,947	437
TOTAL INDIA		3,030
Ireland - 1.2%
Glanbia PLC	149,900	2,778
Kingspan Group PLC (United Kingdom)	139,600	2,781
Paddy Power PLC (Ireland)	31,300	2,798
TOTAL IRELAND		8,357
Isle of Man - 0.6%
Playtech Ltd.	363,047	4,561
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,371
Italy - 2.4%
Assicurazioni Generali SpA	71,400	1,395
Brunello Cucinelli SpA	4,900	90
Eni SpA	60,300	1,157
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Eni SpA sponsored ADR	22,300	$ 857
Intesa Sanpaolo SpA	1,798,600	6,042
Mediaset SpA	1,270,100	6,528
Tod's SpA (d)	18,033	1,655
TOTAL ITALY		17,724
Japan - 18.6%
Arcland Service Co. Ltd.	108,200	4,608
Astellas Pharma, Inc.	629,300	9,799
Cosmos Pharmaceutical Corp.	15,900	2,141
Daiwa Securities Group, Inc.	208,000	1,726
Dentsu, Inc.	153,000	7,132
Fuji Media Holdings, Inc.	68,900	965
Fukuda Denshi Co. Ltd.	14,400	825
Hitachi Ltd.	703,000	4,797
Honda Motor Co. Ltd.	118,700	3,979
Hoya Corp.	121,500	4,683
Infomart Corp.	46,400	459
Japan Tobacco, Inc.	138,600	4,840
JTEKT Corp.	85,200	1,451
Keyence Corp.	10,600	5,659
Misumi Group, Inc.	278,300	10,444
Mitsubishi UFJ Financial Group, Inc.	987,800	7,018
MS&AD Insurance Group Holdings, Inc.	75,400	2,158
Nakanishi, Inc.	17,900	663
NEXT Co. Ltd.	457,400	4,454
Nomura Holdings, Inc.	204,200	1,325
Olympus Corp. (a)	76,700	2,762
OMRON Corp.	66,900	3,072
ORIX Corp.	489,000	7,520
Proto Corp.	36,500	532
Rakuten, Inc.	756,700	13,220
Recruit Holdings Co. Ltd. (a)	108,200	3,643
Ship Healthcare Holdings, Inc.	61,400	1,501
Sony Corp.	13,200	399
Sony Corp. sponsored ADR	64,700	1,956
Sumitomo Mitsui Financial Group, Inc.	108,900	4,755
Sundrug Co. Ltd.	17,300	868
Suzuki Motor Corp.	54,400	1,758
Tokio Marine Holdings, Inc.	59,300	2,417
Toyota Motor Corp.	99,900	6,954
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Toyota Motor Corp. sponsored ADR	4,300	$ 598
Welcia Holdings Co. Ltd.	105,200	4,600
TOTAL JAPAN		135,681
Korea (South) - 0.9%
LG Household & Health Care Ltd.	1,255	918
Medy-Tox, Inc.	4,325	1,492
NAVER Corp.	6,321	3,815
TOTAL KOREA (SOUTH)		6,225
Malta - 0.6%
Kambi Group PLC (a)	228,400	2,024
Unibet Group PLC unit	40,100	2,346
TOTAL MALTA		4,370
Netherlands - 0.8%
AEGON NV	109,900	867
ASML Holding NV	13,857	1,483
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,789
sponsored ADR	59,300	908
TOTAL NETHERLANDS		6,047
New Zealand - 0.3%
EBOS Group Ltd.	99,154	721
Ryman Healthcare Group Ltd.	237,031	1,474
TOTAL NEW ZEALAND		2,195
Norway - 1.4%
Schibsted ASA (B Shares)	83,300	5,183
Statoil ASA sponsored ADR	235,200	4,993
TOTAL NORWAY		10,176
Philippines - 0.5%
Alliance Global Group, Inc.	3,777,700	2,151
Melco Crown Philippines Resort (a)	7,218,600	1,469
TOTAL PHILIPPINES		3,620
South Africa - 2.5%
Alexander Forbes Group Holding (a)(e)	874,541	724
Capevin Holdings Ltd.	66,096	54
Clicks Group Ltd.	164,986	1,266
Common Stocks - continued
	Shares	Value (000s)
South Africa - continued
Distell Group Ltd.	112,162	$ 1,518
Naspers Ltd. Class N (e)	92,600	14,564
TOTAL SOUTH AFRICA		18,126
Spain - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA	293,000	4,733
Banco Bilbao Vizcaya Argentaria SA	116,815	1,174
Banco Santander SA	2,809	21
Banco Santander SA (Spain)	129,220	977
Mediaset Espana Comunicacion, S.A.	279,417	3,787
Melia Hotels International SA	315,400	3,943
TOTAL SPAIN		14,635
Sweden - 1.1%
Nordea Bank AB	187,800	2,386
Svenska Cellulosa AB (SCA) (B Shares)	159,100	4,024
Swedbank AB (A Shares)	51,612	1,200
TOTAL SWEDEN		7,610
Switzerland - 5.7%
Compagnie Financiere Richemont SA Series A	61,149	5,450
Credit Suisse Group AG	149,363	3,953
Nestle SA	218,204	16,931
Swiss Re Ltd.	19,790	1,756
Syngenta AG (Switzerland)	18,245	6,105
UBS Group AG	208,359	4,162
UBS Group AG	79,777	1,601
Zurich Insurance Group AG	5,614	1,733
TOTAL SWITZERLAND		41,691
United Kingdom - 22.2%
Al Noor Hospitals Group PLC	53,600	738
Amec Foster Wheeler PLC	172,960	2,422
AstraZeneca PLC (United Kingdom)	98,550	6,763
Aviva PLC	184,200	1,482
B&M European Value Retail S.A.	566,690	2,623
Barclays PLC	1,171,848	4,585
Barclays PLC sponsored ADR	52,868	832
BG Group PLC	111,318	2,016
BHP Billiton PLC	88,741	2,133
BP PLC	183,400	1,323
BP PLC sponsored ADR	49,166	2,122
Brammer PLC	527,500	3,060
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Burberry Group PLC	107,600	$ 2,869
Dechra Pharmaceuticals PLC	73,200	1,144
Diageo PLC	231,700	6,433
Dunelm Group PLC	167,200	2,302
Foxtons Group PLC	470,700	1,586
GlaxoSmithKline PLC	125,400	2,896
Howden Joinery Group PLC	1,328,800	9,459
HSBC Holdings PLC:
(United Kingdom)	150,500	1,503
sponsored ADR	140,191	6,958
ITV PLC	1,909,400	7,413
Johnson Matthey PLC	79,019	4,040
JUST EAT Ltd. (a)	176,300	1,236
Lloyds Banking Group PLC	6,238,299	7,388
M&C Saatchi PLC	887,505	4,395
Micro Focus International PLC	20,400	393
Moneysupermarket.com Group PLC	565,100	2,421
Poundland Group PLC	167,361	801
Prudential PLC	100,209	2,495
Rightmove PLC	192,300	9,309
Rio Tinto PLC	56,932	2,548
Rolls-Royce Group PLC	164,274	2,619
Royal Bank of Scotland Group PLC (a)	120,080	622
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	7,376
Class B (United Kingdom)	156,090	4,997
SABMiller PLC	130,000	6,881
Sports Direct International PLC (a)	234,300	2,215
Standard Chartered PLC (United Kingdom)	32,054	525
SThree PLC	190,600	1,091
Taylor Wimpey PLC	715,100	1,816
Ted Baker PLC	57,800	2,524
Tesco PLC	824,300	2,778
Thomas Cook Group PLC (a)	489,700	1,074
Travis Perkins PLC	81,800	2,600
Virgin Money Holdings Uk PLC (a)	553,200	3,345
Vodafone Group PLC	3,014,000	10,619
William Hill PLC	299,866	1,657
Zoopla Property Group PLC	460,400	1,514
TOTAL UNITED KINGDOM		161,941
Common Stocks - continued
	Shares	Value (000s)
United States of America - 8.4%
BlackRock, Inc. Class A	15,200	$ 5,532
Boston Beer Co., Inc. Class A (a)	6,700	1,660
Dunkin' Brands Group, Inc.	45,200	2,355
eBay, Inc. (a)	44,700	2,604
Facebook, Inc. Class A (a)	58,700	4,624
Google, Inc.:
Class A (a)	6,700	3,677
Class C (a)	5,414	2,909
Lorillard, Inc.	39,600	2,766
MercadoLibre, Inc.	16,700	2,377
Monsanto Co.	26,700	3,043
Monster Beverage Corp. (a)	34,100	4,675
Priceline Group, Inc. (a)	5,700	7,056
Sprouts Farmers Market LLC (a)	97,800	3,128
Tiffany & Co., Inc.	37,100	3,246
TripAdvisor, Inc. (a)	17,900	1,441
Visa, Inc. Class A	112,500	7,431
Zillow Group, Inc. (a)	26,000	2,539
TOTAL UNITED STATES OF AMERICA		61,063
TOTAL COMMON STOCKS (Cost $593,759)		702,799
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
Porsche Automobil Holding SE (Germany)	31,000	2,941
Sartorius AG (non-vtg.)	16,700	2,769
Volkswagen AG	29,800	7,672
TOTAL GERMANY		13,382
United Kingdom - 0.0%
Rolls-Royce Group PLC	23,162,634	36
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,383)		13,418
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	12,095,214	$ 12,095
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	9,353,545	9,354
TOTAL MONEY MARKET FUNDS (Cost $21,449)		21,449
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $625,591)		737,666
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(8,313)
NET ASSETS - 100%		$ 729,353
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	107
Total	$ 111
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,025	$ 54,159	$ 156,866	$ -
Consumer Staples	72,951	21,304	51,647	-
Energy	36,309	10,033	26,276	-
Financials	129,629	32,006	97,623	-
Health Care	78,726	19,706	59,020	-
Industrials	46,363	4,251	42,112	-
Information Technology	99,153	59,032	40,121	-
Materials	23,736	3,043	20,693	-
Telecommunication Services	18,325	-	18,325	-
Money Market Funds	21,449	21,449	-	-
Total Investments in Securities:	$ 737,666	$ 224,983	$ 512,683	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 163,960
Level 2 to Level 1	$ 29,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,043) - See accompanying schedule: Unaffiliated issuers (cost $604,142)	$ 716,217
Fidelity Central Funds (cost $21,449)	21,449
Total Investments (cost $625,591)		$ 737,666
Cash		353
Foreign currency held at value (cost $88)		88
Receivable for investments sold
Regular delivery		1,342
Delayed delivery		158
Receivable for fund shares sold		524
Dividends receivable		2,397
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		76
Total assets		742,619

Liabilities
Payable for investments purchased	$ 2,769
Payable for fund shares redeemed	376
Accrued management fee	400
Distribution and service plan fees payable	155
Other affiliated payables	144
Other payables and accrued expenses	68
Collateral on securities loaned, at value	9,354
Total liabilities		13,266

Net Assets		$ 729,353
Net Assets consist of:
Paid in capital		$ 650,560
Undistributed net investment income		1,940
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,028
Net Assets		$ 729,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,975 ÷ 3,455.11 shares)	$ 22.57

Maximum offering price per share (100/94.25 of $22.57)	$ 23.95
Class T: Net Asset Value and redemption price per share ($303,021 ÷ 13,097.12 shares)	$ 23.14

Maximum offering price per share (100/96.50 of $23.14)	$ 23.98
Class B: Net Asset Value and offering price per share ($2,097 ÷ 96.08 shares)A	$ 21.83

Class C: Net Asset Value and offering price per share ($20,089 ÷ 912.45 shares)A	$ 22.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,171 ÷ 14,166.52 shares)	$ 23.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,815
Income from Fidelity Central Funds		111
Income before foreign taxes withheld		6,926
Less foreign taxes withheld		(441)
Total income		6,485

Expenses
Management fee Basic fee	$ 2,357
Performance adjustment	200
Transfer agent fees	686
Distribution and service plan fees	899
Accounting and security lending fees	173
Custodian fees and expenses	63
Independent trustees' compensation	1
Registration fees	48
Audit	64
Legal	2
Miscellaneous	13
Total expenses before reductions	4,506
Expense reductions	(11)	4,495
Net investment income (loss)		1,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,052
Foreign currency transactions	(173)
Total net realized gain (loss)		17,879
Change in net unrealized appreciation (depreciation) on: Investment securities	28,343
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		28,384
Net gain (loss)		46,263
Net increase (decrease) in net assets resulting from operations		$ 48,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,990	$ 8,670
Net realized gain (loss)	17,879	57,938
Change in net unrealized appreciation (depreciation)	28,384	(75,525)
Net increase (decrease) in net assets resulting from operations	48,253	(8,917)
Distributions to shareholders from net investment income	(1,529)	(6,228)
Distributions to shareholders from net realized gain	-	(2,640)
Total distributions	(1,529)	(8,868)
Share transactions - net increase (decrease)	(26,716)	(1,301)
Redemption fees	6	19
Total increase (decrease) in net assets	20,014	(19,067)

Net Assets
Beginning of period	709,339	728,406
End of period (including undistributed net investment income of $1,940 and undistributed net investment income of $1,479, respectively)	$ 729,353	$ 709,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.09	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68
Income from Investment Operations
Net investment income (loss) E	.05	.24	.17	.23	.16	.17
Net realized and unrealized gain (loss)	1.45	(.50)	4.97	.64	(1.54)	2.16
Total from investment operations	1.50	(.26)	5.14	.87	(1.38)	2.33
Distributions from net investment income	(.02)	(.18)	(.25)	(.24)	(.21)	(.21)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	(.02)	(.26)	(.29)	(.24)	(.26)	(.24)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.57	$ 21.09	$ 21.61	$ 16.76	$ 16.13	$ 17.77
Total ReturnB, C, D	7.11%	(1.24)%	31.13%	5.51%	(7.95)%	14.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34%A	1.30%	1.37%	1.33%	1.34%	1.36%
Expenses net of fee waivers, if any	1.34%A	1.30%	1.37%	1.33%	1.34%	1.36%
Expenses net of all reductions	1.34%A	1.30%	1.36%	1.32%	1.32%	1.33%
Net investment income (loss)	.51%A	1.10%	.91%	1.43%	.90%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 65	$ 69	$ 60	$ 60	$ 70
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.62	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.04	.21	.14	.20	.13	.14
Net realized and unrealized gain (loss)	1.48	(.52)	5.11	.66	(1.59)	2.23
Total from investment operations	1.52	(.31)	5.25	.86	(1.46)	2.37
Distributions from net investment income	-	(.15)	(.21)	(.20)	(.17)	(.19)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.23)	(.25)	(.20)	(.22)	(.22)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.14	$ 21.62	$ 22.16	$ 17.16	$ 16.50	$ 18.18
Total ReturnB, C, D	7.03%	(1.42)%	30.96%	5.32%	(8.17)%	14.88%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.48%	1.53%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53%A	1.48%	1.53%	1.51%	1.51%	1.53%
Expenses net of all reductions	1.53%A	1.48%	1.52%	1.50%	1.49%	1.50%
Net investment income (loss)	.32%A	.92%	.74%	1.25%	.73%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 293	$ 329	$ 271	$ 305	$ 371
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.46	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16
Income from Investment Operations
Net investment income (loss) E	(.03)	.07	.03	.10	.03	.04
Net realized and unrealized gain (loss)	1.40	(.49)	4.85	.63	(1.51)	2.10
Total from investment operations	1.37	(.42)	4.88	.73	(1.48)	2.14
Distributions from net investment income	-	(.06)	(.07)	(.06)	(.08)	(.09)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.14)	(.11)	(.06)	(.12) J	(.12)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.83	$ 20.46	$ 21.02	$ 16.25	$ 15.58	$ 17.18
Total ReturnB, C, D	6.70%	(2.03)%	30.21%	4.72%	(8.67)%	14.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13%A	2.09%	2.12%	2.09%	2.10%	2.11%
Expenses net of fee waivers, if any	2.13%A	2.09%	2.12%	2.09%	2.09%	2.11%
Expenses net of all reductions	2.13%A	2.09%	2.11%	2.07%	2.07%	2.09%
Net investment income (loss)	(.27)%A	.31%	.16%	.67%	.15%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 3	$ 4	$ 7
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36
Income from Investment Operations
Net investment income (loss) E	(.03)	.07	.03	.11	.03	.05
Net realized and unrealized gain (loss)	1.42	(.50)	4.89	.64	(1.52)	2.12
Total from investment operations	1.39	(.43)	4.92	.75	(1.49)	2.17
Distributions from net investment income	-	(.07)	(.10)	(.10)	(.07)	(.11)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.15)	(.14)	(.10)	(.12)	(.14)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.02	$ 20.63	$ 21.21	$ 16.43	$ 15.78	$ 17.39
Total ReturnB, C, D	6.74%	(2.06)%	30.16%	4.78%	(8.67)%	14.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13%A	2.08%	2.12%	2.09%	2.09%	2.10%
Expenses net of fee waivers, if any	2.13%A	2.08%	2.12%	2.09%	2.09%	2.10%
Expenses net of all reductions	2.13%A	2.08%	2.10%	2.07%	2.07%	2.08%
Net investment income (loss)	(.27)%A	.32%	.16%	.67%	.15%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 19	$ 21	$ 16	$ 19	$ 22
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95
Income from Investment Operations
Net investment income (loss) D	.09	.32	.24	.29	.23	.22
Net realized and unrealized gain (loss)	1.48	(.52)	5.08	.65	(1.59)	2.23
Total from investment operations	1.57	(.20)	5.32	.94	(1.36)	2.45
Distributions from net investment income	(.10)	(.24)	(.31)	(.28)	(.24)	(.27)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	(.10)	(.32)	(.36) I	(.28)	(.29)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 23.02	$ 21.55	$ 22.07	$ 17.11	$ 16.45	$ 18.10
Total ReturnB, C	7.30%	(.95)%	31.63%	5.91%	(7.70)%	15.49%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01%A	.96%	1.02%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.01%A	.96%	1.02%	.99%	.99%	1.01%
Expenses net of all reductions	1.01%A	.96%	1.01%	.97%	.97%	.98%
Net investment income (loss)	.85%A	1.44%	1.26%	1.77%	1.25%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 330	$ 307	$ 257	$ 349	$ 678
Portfolio turnover rateF	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,545
Gross unrealized depreciation	(43,599)
Net unrealized appreciation (depreciation) on securities	$ 102,946

Tax cost	$ 634,720

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (41,978)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transaction and When-Issues Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issues basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $121,600 and $155,499, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 82	$ 2
Class T	.25%	.25%	716	8
Class B	.75%	.25%	9	7
Class C	.75%	.25%	92	8
			$ 899	$ 25

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	2
Class B*	1
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 85.26
Class T	285.20
Class B	3.30
Class C	27.30
Institutional Class	286.17
	$ 686

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred ninety dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 59	$ 576
Class T	-	2,245
Class B	-	8
Class C	-	65
Institutional Class	1,470	3,334
Total	$ 1,529	$ 6,228

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ -	$ 256
Class T	-	1,182
Class B	-	11
Class C	-	75
Institutional Class	-	1,116
Total	$ -	$ 2,640

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	678	618	$ 15,013	$ 13,534
Reinvestment of distributions	3	36	56	778
Shares redeemed	(321)	(735)	(6,810)	(16,018)
Net increase (decrease)	360	(81)	$ 8,259	$ (1,706)
Class T
Shares sold	1,392	2,184	$ 30,849	$ 48,970
Reinvestment of distributions	-	150	-	3,346
Shares redeemed	(1,866)	(3,597)	(40,592)	(80,489)
Net increase (decrease)	(474)	(1,263)	$ (9,743)	$ (28,173)
Class B
Shares sold	18	6	$ 417	$ 128
Reinvestment of distributions	-	1	-	17
Shares redeemed	(23)	(46)	(482)	(989)
Net increase (decrease)	(5)	(39)	$ (65)	$ (844)
Class C
Shares sold	98	158	$ 2,133	$ 3,399
Reinvestment of distributions	-	6	-	124
Shares redeemed	(105)	(224)	(2,177)	(4,777)
Net increase (decrease)	(7)	(60)	$ (44)	$ (1,254)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	848	3,011	$ 18,089	$ 67,092
Reinvestment of distributions	67	198	1,452	4,371
Shares redeemed	(2,042)	(1,838)	(44,664)	(40,787)
Net increase (decrease)	(1,127)	1,371	$ (25,123)	$ 30,676

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OSI-USAN-0615
1.784904.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.34%
Actual		$ 1,000.00	$ 1,071.10	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.53%
Actual		$ 1,000.00	$ 1,070.30	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.13%
Actual		$ 1,000.00	$ 1,067.00	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.13%
Actual		$ 1,000.00	$ 1,067.40	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,073.00	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	2.3
Naspers Ltd. Class N (South Africa, Media)	2.0	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.7
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.8	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	1.0
	9.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.8	25.4
Financials	17.8	17.6
Information Technology	13.5	16.5
Health Care	10.8	10.4
Consumer Staples	10.1	12.0
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	22.2	20.8
Japan	18.6	18.8
United States of America	8.4	9.1
France	6.9	6.6
Switzerland	5.7	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks 98.2%	Stocks 99.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 2.2%
AMP Ltd.	186,173	$ 949
BHP Billiton Ltd.	146,394	3,738
Carsales.com Ltd.	135,616	1,013
iSelect Ltd. (a)	2,907,626	3,509
Macquarie Group Ltd.	41,347	2,551
McMillan Shakespeare Ltd.	224,886	2,064
WorleyParsons Ltd.	227,477	2,061
TOTAL AUSTRALIA		15,885
Bailiwick of Jersey - 2.5%
Glencore Xstrata PLC	448,172	2,129
Shire PLC	66,000	5,363
Wolseley PLC	174,159	10,301
TOTAL BAILIWICK OF JERSEY		17,793
Belgium - 0.7%
Ageas	35,290	1,326
KBC Groep NV	25,776	1,696
UCB SA	29,600	2,132
TOTAL BELGIUM		5,154
Bermuda - 0.7%
Clear Media Ltd.	1,278,000	1,502
Oriental Watch Holdings Ltd.	2,992,000	544
Signet Jewelers Ltd.	24,500	3,286
TOTAL BERMUDA		5,332
Brazil - 1.0%
BB Seguridade Participacoes SA	279,900	3,275
Cielo SA	283,872	3,951
TOTAL BRAZIL		7,226
Canada - 0.5%
Avigilon Corp. (a)	50,200	866
Entertainment One Ltd.	452,300	2,179
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
MDC Partners, Inc. Class A (sub. vtg.)	16,600	$ 348
Performance Sports Group Ltd. (a)	23,000	467
TOTAL CANADA		3,860
Cayman Islands - 4.4%
58.com, Inc. ADR (a)(d)	67,600	5,157
Alibaba Group Holding Ltd. sponsored ADR	64,800	5,268
Autohome, Inc. ADR Class A (a)	37,000	1,888
Baidu.com, Inc. sponsored ADR (a)	10,600	2,123
Bitauto Holdings Ltd. ADR (a)	18,300	1,088
Ctrip.com International Ltd. sponsored ADR (a)	50,900	3,241
Fu Shou Yuan International Group Ltd.	2,729,000	1,465
PW Medtech Group Ltd. (a)	1,629,000	700
Qunar Cayman Islands Ltd. sponsored ADR (a)	50,600	2,370
Sitoy Group Holdings Ltd.	870,000	540
Tencent Holdings Ltd.	410,600	8,474
TOTAL CAYMAN ISLANDS		32,314
China - 1.0%
Kweichow Moutai Co. Ltd.	97,100	3,948
TravelSky Technology Ltd. (H Shares)	1,639,000	3,189
TOTAL CHINA		7,137
Denmark - 2.1%
Danske Bank A/S	51,111	1,450
Novo Nordisk A/S:
Series B	14,315	804
Series B sponsored ADR	229,400	12,908
TOTAL DENMARK		15,162
France - 6.9%
AXA SA	49,558	1,253
AXA SA sponsored ADR	67,200	1,692
BNP Paribas SA	79,616	5,028
Bollore Group (a)	1,100	6
Edenred SA (d)	50,231	1,347
GameLoft SE (a)	239,900	1,269
Groupe FNAC SA (a)	1	0
Hermes International SCA	3,646	1,375
Iliad SA	6,166	1,449
Ipsen SA	66,500	3,819
Orange SA	379,900	6,257
Pernod Ricard SA	33,900	4,213
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA	37,900	$ 2,769
Sanofi SA	80,690	8,213
Sanofi SA sponsored ADR	47,700	2,411
Societe Generale Series A	17,462	873
Total SA	129,000	6,985
Ubisoft Entertainment SA (a)	85,821	1,583
TOTAL FRANCE		50,542
Germany - 3.1%
Allianz SE (d)	15,880	2,703
Axel Springer Verlag AG	57,700	3,219
Bayer AG	61,340	8,829
Commerzbank AG (a)	23,500	317
CTS Eventim AG	106,958	3,645
Deutsche Bank AG	31,560	1,009
Deutsche Boerse AG	36,969	3,063
TOTAL GERMANY		22,785
Hong Kong - 1.5%
AIA Group Ltd.	1,045,000	6,984
Television Broadcasts Ltd.	644,200	4,202
TOTAL HONG KONG		11,186
India - 0.4%
Info Edge India Ltd.	214,247	2,593
Just Dial Ltd.	25,947	437
TOTAL INDIA		3,030
Ireland - 1.2%
Glanbia PLC	149,900	2,778
Kingspan Group PLC (United Kingdom)	139,600	2,781
Paddy Power PLC (Ireland)	31,300	2,798
TOTAL IRELAND		8,357
Isle of Man - 0.6%
Playtech Ltd.	363,047	4,561
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,371
Italy - 2.4%
Assicurazioni Generali SpA	71,400	1,395
Brunello Cucinelli SpA	4,900	90
Eni SpA	60,300	1,157
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Eni SpA sponsored ADR	22,300	$ 857
Intesa Sanpaolo SpA	1,798,600	6,042
Mediaset SpA	1,270,100	6,528
Tod's SpA (d)	18,033	1,655
TOTAL ITALY		17,724
Japan - 18.6%
Arcland Service Co. Ltd.	108,200	4,608
Astellas Pharma, Inc.	629,300	9,799
Cosmos Pharmaceutical Corp.	15,900	2,141
Daiwa Securities Group, Inc.	208,000	1,726
Dentsu, Inc.	153,000	7,132
Fuji Media Holdings, Inc.	68,900	965
Fukuda Denshi Co. Ltd.	14,400	825
Hitachi Ltd.	703,000	4,797
Honda Motor Co. Ltd.	118,700	3,979
Hoya Corp.	121,500	4,683
Infomart Corp.	46,400	459
Japan Tobacco, Inc.	138,600	4,840
JTEKT Corp.	85,200	1,451
Keyence Corp.	10,600	5,659
Misumi Group, Inc.	278,300	10,444
Mitsubishi UFJ Financial Group, Inc.	987,800	7,018
MS&AD Insurance Group Holdings, Inc.	75,400	2,158
Nakanishi, Inc.	17,900	663
NEXT Co. Ltd.	457,400	4,454
Nomura Holdings, Inc.	204,200	1,325
Olympus Corp. (a)	76,700	2,762
OMRON Corp.	66,900	3,072
ORIX Corp.	489,000	7,520
Proto Corp.	36,500	532
Rakuten, Inc.	756,700	13,220
Recruit Holdings Co. Ltd. (a)	108,200	3,643
Ship Healthcare Holdings, Inc.	61,400	1,501
Sony Corp.	13,200	399
Sony Corp. sponsored ADR	64,700	1,956
Sumitomo Mitsui Financial Group, Inc.	108,900	4,755
Sundrug Co. Ltd.	17,300	868
Suzuki Motor Corp.	54,400	1,758
Tokio Marine Holdings, Inc.	59,300	2,417
Toyota Motor Corp.	99,900	6,954
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Toyota Motor Corp. sponsored ADR	4,300	$ 598
Welcia Holdings Co. Ltd.	105,200	4,600
TOTAL JAPAN		135,681
Korea (South) - 0.9%
LG Household & Health Care Ltd.	1,255	918
Medy-Tox, Inc.	4,325	1,492
NAVER Corp.	6,321	3,815
TOTAL KOREA (SOUTH)		6,225
Malta - 0.6%
Kambi Group PLC (a)	228,400	2,024
Unibet Group PLC unit	40,100	2,346
TOTAL MALTA		4,370
Netherlands - 0.8%
AEGON NV	109,900	867
ASML Holding NV	13,857	1,483
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,789
sponsored ADR	59,300	908
TOTAL NETHERLANDS		6,047
New Zealand - 0.3%
EBOS Group Ltd.	99,154	721
Ryman Healthcare Group Ltd.	237,031	1,474
TOTAL NEW ZEALAND		2,195
Norway - 1.4%
Schibsted ASA (B Shares)	83,300	5,183
Statoil ASA sponsored ADR	235,200	4,993
TOTAL NORWAY		10,176
Philippines - 0.5%
Alliance Global Group, Inc.	3,777,700	2,151
Melco Crown Philippines Resort (a)	7,218,600	1,469
TOTAL PHILIPPINES		3,620
South Africa - 2.5%
Alexander Forbes Group Holding (a)(e)	874,541	724
Capevin Holdings Ltd.	66,096	54
Clicks Group Ltd.	164,986	1,266
Common Stocks - continued
	Shares	Value (000s)
South Africa - continued
Distell Group Ltd.	112,162	$ 1,518
Naspers Ltd. Class N (e)	92,600	14,564
TOTAL SOUTH AFRICA		18,126
Spain - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA	293,000	4,733
Banco Bilbao Vizcaya Argentaria SA	116,815	1,174
Banco Santander SA	2,809	21
Banco Santander SA (Spain)	129,220	977
Mediaset Espana Comunicacion, S.A.	279,417	3,787
Melia Hotels International SA	315,400	3,943
TOTAL SPAIN		14,635
Sweden - 1.1%
Nordea Bank AB	187,800	2,386
Svenska Cellulosa AB (SCA) (B Shares)	159,100	4,024
Swedbank AB (A Shares)	51,612	1,200
TOTAL SWEDEN		7,610
Switzerland - 5.7%
Compagnie Financiere Richemont SA Series A	61,149	5,450
Credit Suisse Group AG	149,363	3,953
Nestle SA	218,204	16,931
Swiss Re Ltd.	19,790	1,756
Syngenta AG (Switzerland)	18,245	6,105
UBS Group AG	208,359	4,162
UBS Group AG	79,777	1,601
Zurich Insurance Group AG	5,614	1,733
TOTAL SWITZERLAND		41,691
United Kingdom - 22.2%
Al Noor Hospitals Group PLC	53,600	738
Amec Foster Wheeler PLC	172,960	2,422
AstraZeneca PLC (United Kingdom)	98,550	6,763
Aviva PLC	184,200	1,482
B&M European Value Retail S.A.	566,690	2,623
Barclays PLC	1,171,848	4,585
Barclays PLC sponsored ADR	52,868	832
BG Group PLC	111,318	2,016
BHP Billiton PLC	88,741	2,133
BP PLC	183,400	1,323
BP PLC sponsored ADR	49,166	2,122
Brammer PLC	527,500	3,060
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Burberry Group PLC	107,600	$ 2,869
Dechra Pharmaceuticals PLC	73,200	1,144
Diageo PLC	231,700	6,433
Dunelm Group PLC	167,200	2,302
Foxtons Group PLC	470,700	1,586
GlaxoSmithKline PLC	125,400	2,896
Howden Joinery Group PLC	1,328,800	9,459
HSBC Holdings PLC:
(United Kingdom)	150,500	1,503
sponsored ADR	140,191	6,958
ITV PLC	1,909,400	7,413
Johnson Matthey PLC	79,019	4,040
JUST EAT Ltd. (a)	176,300	1,236
Lloyds Banking Group PLC	6,238,299	7,388
M&C Saatchi PLC	887,505	4,395
Micro Focus International PLC	20,400	393
Moneysupermarket.com Group PLC	565,100	2,421
Poundland Group PLC	167,361	801
Prudential PLC	100,209	2,495
Rightmove PLC	192,300	9,309
Rio Tinto PLC	56,932	2,548
Rolls-Royce Group PLC	164,274	2,619
Royal Bank of Scotland Group PLC (a)	120,080	622
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	7,376
Class B (United Kingdom)	156,090	4,997
SABMiller PLC	130,000	6,881
Sports Direct International PLC (a)	234,300	2,215
Standard Chartered PLC (United Kingdom)	32,054	525
SThree PLC	190,600	1,091
Taylor Wimpey PLC	715,100	1,816
Ted Baker PLC	57,800	2,524
Tesco PLC	824,300	2,778
Thomas Cook Group PLC (a)	489,700	1,074
Travis Perkins PLC	81,800	2,600
Virgin Money Holdings Uk PLC (a)	553,200	3,345
Vodafone Group PLC	3,014,000	10,619
William Hill PLC	299,866	1,657
Zoopla Property Group PLC	460,400	1,514
TOTAL UNITED KINGDOM		161,941
Common Stocks - continued
	Shares	Value (000s)
United States of America - 8.4%
BlackRock, Inc. Class A	15,200	$ 5,532
Boston Beer Co., Inc. Class A (a)	6,700	1,660
Dunkin' Brands Group, Inc.	45,200	2,355
eBay, Inc. (a)	44,700	2,604
Facebook, Inc. Class A (a)	58,700	4,624
Google, Inc.:
Class A (a)	6,700	3,677
Class C (a)	5,414	2,909
Lorillard, Inc.	39,600	2,766
MercadoLibre, Inc.	16,700	2,377
Monsanto Co.	26,700	3,043
Monster Beverage Corp. (a)	34,100	4,675
Priceline Group, Inc. (a)	5,700	7,056
Sprouts Farmers Market LLC (a)	97,800	3,128
Tiffany & Co., Inc.	37,100	3,246
TripAdvisor, Inc. (a)	17,900	1,441
Visa, Inc. Class A	112,500	7,431
Zillow Group, Inc. (a)	26,000	2,539
TOTAL UNITED STATES OF AMERICA		61,063
TOTAL COMMON STOCKS (Cost $593,759)		702,799
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
Porsche Automobil Holding SE (Germany)	31,000	2,941
Sartorius AG (non-vtg.)	16,700	2,769
Volkswagen AG	29,800	7,672
TOTAL GERMANY		13,382
United Kingdom - 0.0%
Rolls-Royce Group PLC	23,162,634	36
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,383)		13,418
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	12,095,214	$ 12,095
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	9,353,545	9,354
TOTAL MONEY MARKET FUNDS (Cost $21,449)		21,449
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $625,591)		737,666
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(8,313)
NET ASSETS - 100%		$ 729,353
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	107
Total	$ 111
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,025	$ 54,159	$ 156,866	$ -
Consumer Staples	72,951	21,304	51,647	-
Energy	36,309	10,033	26,276	-
Financials	129,629	32,006	97,623	-
Health Care	78,726	19,706	59,020	-
Industrials	46,363	4,251	42,112	-
Information Technology	99,153	59,032	40,121	-
Materials	23,736	3,043	20,693	-
Telecommunication Services	18,325	-	18,325	-
Money Market Funds	21,449	21,449	-	-
Total Investments in Securities:	$ 737,666	$ 224,983	$ 512,683	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 163,960
Level 2 to Level 1	$ 29,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,043) - See accompanying schedule: Unaffiliated issuers (cost $604,142)	$ 716,217
Fidelity Central Funds (cost $21,449)	21,449
Total Investments (cost $625,591)		$ 737,666
Cash		353
Foreign currency held at value (cost $88)		88
Receivable for investments sold
Regular delivery		1,342
Delayed delivery		158
Receivable for fund shares sold		524
Dividends receivable		2,397
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		76
Total assets		742,619

Liabilities
Payable for investments purchased	$ 2,769
Payable for fund shares redeemed	376
Accrued management fee	400
Distribution and service plan fees payable	155
Other affiliated payables	144
Other payables and accrued expenses	68
Collateral on securities loaned, at value	9,354
Total liabilities		13,266

Net Assets		$ 729,353
Net Assets consist of:
Paid in capital		$ 650,560
Undistributed net investment income		1,940
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,028
Net Assets		$ 729,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,975 ÷ 3,455.11 shares)	$ 22.57

Maximum offering price per share (100/94.25 of $22.57)	$ 23.95
Class T: Net Asset Value and redemption price per share ($303,021 ÷ 13,097.12 shares)	$ 23.14

Maximum offering price per share (100/96.50 of $23.14)	$ 23.98
Class B: Net Asset Value and offering price per share ($2,097 ÷ 96.08 shares)A	$ 21.83

Class C: Net Asset Value and offering price per share ($20,089 ÷ 912.45 shares)A	$ 22.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,171 ÷ 14,166.52 shares)	$ 23.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,815
Income from Fidelity Central Funds		111
Income before foreign taxes withheld		6,926
Less foreign taxes withheld		(441)
Total income		6,485

Expenses
Management fee Basic fee	$ 2,357
Performance adjustment	200
Transfer agent fees	686
Distribution and service plan fees	899
Accounting and security lending fees	173
Custodian fees and expenses	63
Independent trustees' compensation	1
Registration fees	48
Audit	64
Legal	2
Miscellaneous	13
Total expenses before reductions	4,506
Expense reductions	(11)	4,495
Net investment income (loss)		1,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,052
Foreign currency transactions	(173)
Total net realized gain (loss)		17,879
Change in net unrealized appreciation (depreciation) on: Investment securities	28,343
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		28,384
Net gain (loss)		46,263
Net increase (decrease) in net assets resulting from operations		$ 48,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,990	$ 8,670
Net realized gain (loss)	17,879	57,938
Change in net unrealized appreciation (depreciation)	28,384	(75,525)
Net increase (decrease) in net assets resulting from operations	48,253	(8,917)
Distributions to shareholders from net investment income	(1,529)	(6,228)
Distributions to shareholders from net realized gain	-	(2,640)
Total distributions	(1,529)	(8,868)
Share transactions - net increase (decrease)	(26,716)	(1,301)
Redemption fees	6	19
Total increase (decrease) in net assets	20,014	(19,067)

Net Assets
Beginning of period	709,339	728,406
End of period (including undistributed net investment income of $1,940 and undistributed net investment income of $1,479, respectively)	$ 729,353	$ 709,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.09	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68
Income from Investment Operations
Net investment income (loss) E	.05	.24	.17	.23	.16	.17
Net realized and unrealized gain (loss)	1.45	(.50)	4.97	.64	(1.54)	2.16
Total from investment operations	1.50	(.26)	5.14	.87	(1.38)	2.33
Distributions from net investment income	(.02)	(.18)	(.25)	(.24)	(.21)	(.21)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	(.02)	(.26)	(.29)	(.24)	(.26)	(.24)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.57	$ 21.09	$ 21.61	$ 16.76	$ 16.13	$ 17.77
Total ReturnB, C, D	7.11%	(1.24)%	31.13%	5.51%	(7.95)%	14.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34%A	1.30%	1.37%	1.33%	1.34%	1.36%
Expenses net of fee waivers, if any	1.34%A	1.30%	1.37%	1.33%	1.34%	1.36%
Expenses net of all reductions	1.34%A	1.30%	1.36%	1.32%	1.32%	1.33%
Net investment income (loss)	.51%A	1.10%	.91%	1.43%	.90%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 65	$ 69	$ 60	$ 60	$ 70
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.62	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.04	.21	.14	.20	.13	.14
Net realized and unrealized gain (loss)	1.48	(.52)	5.11	.66	(1.59)	2.23
Total from investment operations	1.52	(.31)	5.25	.86	(1.46)	2.37
Distributions from net investment income	-	(.15)	(.21)	(.20)	(.17)	(.19)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.23)	(.25)	(.20)	(.22)	(.22)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.14	$ 21.62	$ 22.16	$ 17.16	$ 16.50	$ 18.18
Total ReturnB, C, D	7.03%	(1.42)%	30.96%	5.32%	(8.17)%	14.88%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.48%	1.53%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53%A	1.48%	1.53%	1.51%	1.51%	1.53%
Expenses net of all reductions	1.53%A	1.48%	1.52%	1.50%	1.49%	1.50%
Net investment income (loss)	.32%A	.92%	.74%	1.25%	.73%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 293	$ 329	$ 271	$ 305	$ 371
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.46	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16
Income from Investment Operations
Net investment income (loss) E	(.03)	.07	.03	.10	.03	.04
Net realized and unrealized gain (loss)	1.40	(.49)	4.85	.63	(1.51)	2.10
Total from investment operations	1.37	(.42)	4.88	.73	(1.48)	2.14
Distributions from net investment income	-	(.06)	(.07)	(.06)	(.08)	(.09)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.14)	(.11)	(.06)	(.12) J	(.12)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.83	$ 20.46	$ 21.02	$ 16.25	$ 15.58	$ 17.18
Total ReturnB, C, D	6.70%	(2.03)%	30.21%	4.72%	(8.67)%	14.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13%A	2.09%	2.12%	2.09%	2.10%	2.11%
Expenses net of fee waivers, if any	2.13%A	2.09%	2.12%	2.09%	2.09%	2.11%
Expenses net of all reductions	2.13%A	2.09%	2.11%	2.07%	2.07%	2.09%
Net investment income (loss)	(.27)%A	.31%	.16%	.67%	.15%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 3	$ 4	$ 7
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36
Income from Investment Operations
Net investment income (loss) E	(.03)	.07	.03	.11	.03	.05
Net realized and unrealized gain (loss)	1.42	(.50)	4.89	.64	(1.52)	2.12
Total from investment operations	1.39	(.43)	4.92	.75	(1.49)	2.17
Distributions from net investment income	-	(.07)	(.10)	(.10)	(.07)	(.11)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	-	(.15)	(.14)	(.10)	(.12)	(.14)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.02	$ 20.63	$ 21.21	$ 16.43	$ 15.78	$ 17.39
Total ReturnB, C, D	6.74%	(2.06)%	30.16%	4.78%	(8.67)%	14.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13%A	2.08%	2.12%	2.09%	2.09%	2.10%
Expenses net of fee waivers, if any	2.13%A	2.08%	2.12%	2.09%	2.09%	2.10%
Expenses net of all reductions	2.13%A	2.08%	2.10%	2.07%	2.07%	2.08%
Net investment income (loss)	(.27)%A	.32%	.16%	.67%	.15%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 19	$ 21	$ 16	$ 19	$ 22
Portfolio turnover rateG	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95
Income from Investment Operations
Net investment income (loss) D	.09	.32	.24	.29	.23	.22
Net realized and unrealized gain (loss)	1.48	(.52)	5.08	.65	(1.59)	2.23
Total from investment operations	1.57	(.20)	5.32	.94	(1.36)	2.45
Distributions from net investment income	(.10)	(.24)	(.31)	(.28)	(.24)	(.27)
Distributions from net realized gain	-	(.08)	(.04)	-	(.05)	(.03)
Total distributions	(.10)	(.32)	(.36) I	(.28)	(.29)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 23.02	$ 21.55	$ 22.07	$ 17.11	$ 16.45	$ 18.10
Total ReturnB, C	7.30%	(.95)%	31.63%	5.91%	(7.70)%	15.49%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01%A	.96%	1.02%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.01%A	.96%	1.02%	.99%	.99%	1.01%
Expenses net of all reductions	1.01%A	.96%	1.01%	.97%	.97%	.98%
Net investment income (loss)	.85%A	1.44%	1.26%	1.77%	1.25%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 330	$ 307	$ 257	$ 349	$ 678
Portfolio turnover rateF	35% A	39%	37%	36%	44%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,545
Gross unrealized depreciation	(43,599)
Net unrealized appreciation (depreciation) on securities	$ 102,946

Tax cost	$ 634,720

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (41,978)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transaction and When-Issues Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issues basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $121,600 and $155,499, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 82	$ 2
Class T	.25%	.25%	716	8
Class B	.75%	.25%	9	7
Class C	.75%	.25%	92	8
			$ 899	$ 25

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	2
Class B*	1
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 85.26
Class T	285.20
Class B	3.30
Class C	27.30
Institutional Class	286.17
	$ 686

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred ninety dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 59	$ 576
Class T	-	2,245
Class B	-	8
Class C	-	65
Institutional Class	1,470	3,334
Total	$ 1,529	$ 6,228

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ -	$ 256
Class T	-	1,182
Class B	-	11
Class C	-	75
Institutional Class	-	1,116
Total	$ -	$ 2,640

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	678	618	$ 15,013	$ 13,534
Reinvestment of distributions	3	36	56	778
Shares redeemed	(321)	(735)	(6,810)	(16,018)
Net increase (decrease)	360	(81)	$ 8,259	$ (1,706)
Class T
Shares sold	1,392	2,184	$ 30,849	$ 48,970
Reinvestment of distributions	-	150	-	3,346
Shares redeemed	(1,866)	(3,597)	(40,592)	(80,489)
Net increase (decrease)	(474)	(1,263)	$ (9,743)	$ (28,173)
Class B
Shares sold	18	6	$ 417	$ 128
Reinvestment of distributions	-	1	-	17
Shares redeemed	(23)	(46)	(482)	(989)
Net increase (decrease)	(5)	(39)	$ (65)	$ (844)
Class C
Shares sold	98	158	$ 2,133	$ 3,399
Reinvestment of distributions	-	6	-	124
Shares redeemed	(105)	(224)	(2,177)	(4,777)
Net increase (decrease)	(7)	(60)	$ (44)	$ (1,254)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	848	3,011	$ 18,089	$ 67,092
Reinvestment of distributions	67	198	1,452	4,371
Shares redeemed	(2,042)	(1,838)	(44,664)	(40,787)
Net increase (decrease)	(1,127)	1,371	$ (25,123)	$ 30,676

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OS-USAN-0615
1.784903.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,072.50	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,071.00	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,068.50	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,068.00	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,073.80	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.6	3.6
JPMorgan Chase & Co.	3.5	2.9
Oracle Corp.	3.5	3.4
Medtronic PLC	3.5	0.8
Wells Fargo & Co.	3.5	3.0
Berkshire Hathaway, Inc. Class B	3.3	3.4
Samsung Electronics Co. Ltd.	3.3	3.6
Cigna Corp.	3.1	2.7
Google, Inc. Class A	3.0	0.0
EMC Corp.	2.9	3.4
	33.2
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	26.8
Information Technology	20.2	15.3
Health Care	18.2	21.4
Consumer Discretionary	12.3	12.3
Energy	7.0	9.3
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 94.9%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	22.6%	** Foreign investments	20.7%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 1.0%
Harley-Davidson, Inc.	5,700	$ 320,397
Leisure Products - 1.0%
Mattel, Inc.	12,100	340,736
Media - 5.2%
Starz Series A (a)	8,300	326,439
Time Warner Cable, Inc.	3,400	528,768
Viacom, Inc. Class B (non-vtg.)	12,600	875,070
		1,730,277
Specialty Retail - 5.1%
AutoZone, Inc. (a)	1,400	941,724
Bed Bath & Beyond, Inc. (a)	5,500	387,530
GNC Holdings, Inc.	7,900	340,095
		1,669,349
TOTAL CONSUMER DISCRETIONARY		4,060,759
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
C&C Group PLC	69,700	282,430
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	4,300	0
rights	4,300	774
Tesco PLC	67,200	226,509
		227,283
TOTAL CONSUMER STAPLES		509,713
ENERGY - 7.0%
Energy Equipment & Services - 0.9%
BW Offshore Ltd.	391,600	291,742
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	6,125	680,243
Marathon Petroleum Corp.	7,700	758,989
Suncor Energy, Inc.	17,700	576,405
		2,015,637
TOTAL ENERGY		2,307,379
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.5%
Banks - 8.9%
JPMorgan Chase & Co.	18,525	$ 1,171,892
U.S. Bancorp	14,571	624,659
Wells Fargo & Co.	20,726	1,142,003
		2,938,554
Capital Markets - 2.8%
Fortress Investment Group LLC	53,600	435,232
The Blackstone Group LP	11,500	471,040
		906,272
Consumer Finance - 1.6%
Capital One Financial Corp.	6,700	541,695
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	7,800	1,101,438
Insurance - 7.5%
ACE Ltd.	4,900	524,251
Allstate Corp.	8,340	580,964
Prudential PLC	32,323	804,763
The Travelers Companies, Inc.	5,500	556,105
		2,466,083
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	22,000	453,970
Annaly Capital Management, Inc.	67,600	680,732
		1,134,702
TOTAL FINANCIALS		9,088,744
HEALTH CARE - 18.2%
Biotechnology - 1.2%
Amgen, Inc.	2,600	410,566
Health Care Equipment & Supplies - 3.5%
Medtronic PLC	15,350	1,142,808
Health Care Providers & Services - 4.6%
Cigna Corp.	8,300	1,034,512
Express Scripts Holding Co. (a)	5,600	483,840
		1,518,352
Pharmaceuticals - 8.9%
Johnson & Johnson	7,800	773,760
Mylan N.V. (a)	7,600	549,176
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	8,000	$ 404,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,900	1,202,356
		2,929,692
TOTAL HEALTH CARE		6,001,418
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.3%
United Technologies Corp.	3,800	432,250
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	2,600	84,032
Machinery - 2.4%
Deere & Co.	8,800	796,576
TOTAL INDUSTRIALS		1,312,858
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.8%
Cisco Systems, Inc.	24,464	705,297
Harris Corp.	7,100	569,704
		1,275,001
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	6,700	224,182
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	1,800	987,786
IT Services - 3.0%
IBM Corp.	2,700	462,483
The Western Union Co.	26,000	527,280
		989,763
Software - 3.5%
Oracle Corp.	26,600	1,160,292
Technology Hardware, Storage & Peripherals - 6.2%
EMC Corp.	35,500	955,305
Samsung Electronics Co. Ltd.	836	1,094,373
		2,049,678
TOTAL INFORMATION TECHNOLOGY		6,686,702
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 3.2%
Agrium, Inc.	3,800	$ 393,701
CF Industries Holdings, Inc.	2,300	661,181
		1,054,882
UTILITIES - 1.0%
Multi-Utilities - 1.0%
CMS Energy Corp.	10,100	342,693
TOTAL COMMON STOCKS (Cost $29,196,205)		31,365,148
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b) (Cost $1,810,228)	1,810,228	1,810,228
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $31,006,433)		33,175,376
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(145,027)
NET ASSETS - 100%		$ 33,030,349
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 967
Fidelity Securities Lending Cash Central Fund	564
Total	$ 1,531
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,060,759	$ 4,060,759	$ -	$ -
Consumer Staples	509,713	-	508,939	774
Energy	2,307,379	2,015,637	291,742	-
Financials	9,088,744	8,283,981	804,763	-
Health Care	6,001,418	6,001,418	-	-
Industrials	1,312,858	1,312,858	-	-
Information Technology	6,686,702	6,686,702	-	-
Materials	1,054,882	1,054,882	-	-
Utilities	342,693	342,693	-	-
Money Market Funds	1,810,228	1,810,228	-	-
Total Investments in Securities:	$ 33,175,376	$ 31,569,158	$ 1,605,444	$ 774

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 400,322
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.4%
Ireland	4.3%
Israel	3.6%
Korea (South)	3.3%
United Kingdom	3.1%
Canada	2.9%
Netherlands	1.7%
Switzerland	1.6%
France	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,196,205)	$ 31,365,148
Fidelity Central Funds (cost $1,810,228)	1,810,228
Total Investments (cost $31,006,433)		$ 33,175,376
Receivable for fund shares sold		26,479
Dividends receivable		33,123
Distributions receivable from Fidelity Central Funds		219
Prepaid expenses		21
Receivable from investment adviser for expense reductions		17,216
Other receivables		92
Total assets		33,252,526

Liabilities
Payable for investments purchased	$ 100,781
Payable for fund shares redeemed	60,308
Accrued management fee	16,318
Distribution and service plan fees payable	11,725
Audit fees payable	23,812
Other affiliated payables	7,799
Other payables and accrued expenses	1,434
Total liabilities		222,177

Net Assets		$ 33,030,349
Net Assets consist of:
Paid in capital		$ 56,061,118
Undistributed net investment income		352,996
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,553,125)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,169,360
Net Assets		$ 33,030,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,013,750 ÷ 1,012,712 shares)	$ 16.80

Maximum offering price per share (100/94.25 of $16.80)	$ 17.82
Class T: Net Asset Value and redemption price per share ($8,410,954 ÷ 500,351 shares)	$ 16.81

Maximum offering price per share (100/96.50 of $16.81)	$ 17.42
Class B: Net Asset Value and offering price per share ($363,058 ÷ 21,897 shares)A	$ 16.58

Class C: Net Asset Value and offering price per share ($5,323,337 ÷ 324,939 shares)A	$ 16.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,919,250 ÷ 113,427 shares)	$ 16.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 621,475
Income from Fidelity Central Funds		1,531
Total income		623,006

Expenses
Management fee Basic fee	$ 86,806
Performance adjustment	(3,526)
Transfer agent fees	39,226
Distribution and service plan fees	67,079
Accounting and security lending fees	6,160
Custodian fees and expenses	4,196
Independent trustees' compensation	61
Registration fees	37,679
Audit	28,488
Legal	103
Miscellaneous	90
Total expenses before reductions	266,362
Expense reductions	(41,236)	225,126
Net investment income (loss)		397,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,075,224
Foreign currency transactions	(1,025)
Total net realized gain (loss)		1,074,199
Change in net unrealized appreciation (depreciation) on: Investment securities	649,517
Assets and liabilities in foreign currencies	417
Total change in net unrealized appreciation (depreciation)		649,934
Net gain (loss)		1,724,133
Net increase (decrease) in net assets resulting from operations		$ 2,122,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 397,880	$ 187,571
Net realized gain (loss)	1,074,199	4,921,564
Change in net unrealized appreciation (depreciation)	649,934	(908,952)
Net increase (decrease) in net assets resulting from operations	2,122,013	4,200,183
Distributions to shareholders from net investment income	(169,686)	-
Distributions to shareholders from net realized gain	(24,958)	-
Total distributions	(194,644)	-
Share transactions - net increase (decrease)	2,092,230	(3,923,371)
Total increase (decrease) in net assets	4,019,599	276,812

Net Assets
Beginning of period	29,010,750	28,733,938
End of period (including undistributed net investment income of $352,996 and undistributed net investment income of $124,802, respectively)	$ 33,030,349	$ 29,010,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.22	.12	.10	.13	.10	.07H
Net realized and unrealized gain (loss)	.92	1.94	3.01	.85	(.14)	.85
Total from investment operations	1.14	2.06	3.11	.98	(.04)	.92
Distributions from net investment income	(.12)	-	(.20)	(.12)	(.11)	(.09)
Distributions from net realized gain	(.01)	-	-	- J	(.01)	(.01)
Total distributions	(.13)	-	(.20)	(.12)	(.12)	(.10)
Net asset value, end of period	$ 16.80	$ 15.79	$ 13.73	$ 10.82	$ 9.96	$ 10.12
Total ReturnB, C, D	7.25%	15.00%	29.24%	10.00%	(.40)%	9.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%A	1.30%	1.33%	1.28%	1.24%	1.22%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.24%	1.22%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.24%	1.23%	1.21%
Net investment income (loss)	2.69% A	.78%	.82%	1.26%	.91%	.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,014	$ 15,067	$ 15,339	$ 14,705	$ 15,484	$ 25,431
Portfolio turnover rate G	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27
Income from Investment Operations
Net investment income (loss) E	.20	.08	.07	.10	.07	.05H
Net realized and unrealized gain (loss)	.92	1.95	3.02	.85	(.13)	.84
Total from investment operations	1.12	2.03	3.09	.95	(.06)	.89
Distributions from net investment income	(.08)	-	(.16)	(.09)	(.05)	(.07)
Distributions from net realized gain	(.01)	-	-	-J	(.01)	(.01)
Total distributions	(.09)	-	(.16)	(.09)	(.06)	(.08)
Net asset value, end of period	$ 16.81	$ 15.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08
Total ReturnB, C, D	7.10%	14.76%	28.97%	9.68%	(.64)%	9.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77%A	1.58%	1.60%	1.55%	1.49%	1.45%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.49%	1.45%
Expenses net of all reductions	1.50%A	1.50%	1.48%	1.49%	1.48%	1.45%
Net investment income (loss)	2.44%A	.53%	.57%	1.01%	.67%	.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,411	$ 7,819	$ 6,569	$ 6,145	$ 8,254	$ 12,735
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18
Income from Investment Operations
Net investment income (loss) E	.16	- J	.01	.05	.02	-H, J
Net realized and unrealized gain (loss)	.90	1.93	2.99	.85	(.13)	.84
Total from investment operations	1.06	1.93	3.00	.90	(.11)	.84
Distributions from net investment income	-	-	(.10)	(.03)	(.03)	(.02)
Distributions from net realized gain	(.01)	-	-	-J	(.01)	(.01)
Total distributions	(.01)	-	(.10)	(.04) K	(.04)	(.03)
Net asset value, end of period	$ 16.58	$ 15.53	$ 13.60	$ 10.70	$ 9.84	$ 9.99
Total ReturnB, C, D	6.85%	14.19%	28.31%	9.14%	(1.14)%	9.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.31%A	2.12%	2.10%	2.04%	1.99%	1.97%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	1.99%	1.97%
Expenses net of all reductions	2.00%A	2.00%	1.98%	1.99%	1.98%	1.97%
Net investment income (loss)	1.94%A	.03%	.07%	.51%	.16%	(.01)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 363	$ 406	$ 719	$ 895	$ 1,110	$ 1,605
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.16	- J	.01	.05	.02	-H, J
Net realized and unrealized gain (loss)	.88	1.91	2.95	.84	(.13)	.83
Total from investment operations	1.04	1.91	2.96	.89	(.11)	.83
Distributions from net investment income	-	-	(.11)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.01)	-	-	- J	(.01)	(.01)
Total distributions	(.01)	-	(.11)	(.05)	(.06)	(.02) K
Net asset value, end of period	$ 16.38	$ 15.35	$ 13.44	$ 10.59	$ 9.75	$ 9.92
Total ReturnB, C, D	6.80%	14.21%	28.27%	9.21%	(1.18)%	9.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.30%A	2.09%	2.08%	2.04%	2.00%	1.97%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	1.97%
Expenses net of all reductions	2.00%A	2.00%	1.97%	1.99%	1.98%	1.97%
Net investment income (loss)	1.94%A	.03%	.07%	.51%	.16%	-%H, L
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,323	$ 4,458	$ 4,340	$ 3,299	$ 3,775	$ 4,139
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.93	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.24	.15	.14	.18	.14	.10G
Net realized and unrealized gain (loss)	.93	1.97	3.02	.83	(.15)	.86
Total from investment operations	1.17	2.12	3.16	1.01	(.01)	.96
Distributions from net investment income	(.17)	-	(.24)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.01)	-	-	-I	(.01)	(.01)
Total distributions	(.18)	-	(.24)	(.16)	(.14)	(.12)
Net asset value, end of period	$ 16.92	$ 15.93	$ 13.81	$ 10.89	$ 10.04	$ 10.19
Total ReturnB, C	7.38%	15.35%	29.65%	10.30%	(.11)%	10.28%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.01%	.94%	.83%	.89%	.98%
Expenses net of fee waivers, if any	1.00%A	1.00%	.94%	.83%	.89%	.98%
Expenses net of all reductions	1.00%A	1.00%	.92%	.82%	.88%	.97%
Net investment income (loss)	2.94%A	1.03%	1.13%	1.68%	1.27%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,919	$ 1,261	$ 1,767	$ 1,195	$ 523	$ 841
Portfolio turnover rateF	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,860,492
Gross unrealized depreciation	(921,356)
Net unrealized appreciation (depreciation) on securities	$ 1,939,136

Tax cost	$ 31,236,240

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (11,383,283)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$ (26,372,152)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,990,050 and $9,897,609, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,282	$ 754
Class T	.25%	.25%	20,598	220
Class B	.75%	.25%	1,923	1,448
Class C	.75%	.25%	24,276	2,935
			$ 67,079	$ 5,357

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,324
Class T	583
Class B*	6
Class C*	251
$ 4,164

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 19,034.23
Class T	10,596.26
Class B	572.30
Class C	6,863.28
Institutional Class	2,161.23
	$ 39,226

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $81 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Funds. Total security lending income during the period amounted to $564. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,118
Class T	1.50%	11,080
Class B	2.00%	591
Class C	2.00%	7,230
Institutional Class	1.00%	2,101
		$ 41,120

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $102 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 114,891	$ -
Class T	37,662	-
Institutional Class	17,133	-
Total	$ 169,686	$ -
From net realized gain
Class A	$ 12,739	$ -
Class T	6,567	-
Class B	311	-
Class C	3,946	-
Institutional Class	1,395	-
Total	$ 24,958	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	182,931	138,015	$ 3,026,433	$ 2,028,107
Reinvestment of distributions	7,654	-	124,714	-
Shares redeemed	(131,821)	(301,611)	(2,172,706)	(4,564,426)
Net increase (decrease)	58,764	(163,596)	$ 978,441	$ (2,536,319)
Class T
Shares sold	34,971	118,612	$ 566,593	$ 1,713,933
Reinvestment of distributions	2,644	-	43,169	-
Shares redeemed	(32,695)	(100,942)	(532,535)	(1,483,209)
Net increase (decrease)	4,920	17,670	$ 77,227	$ 230,724
Class B
Shares sold	427	-	$ 6,920	$ -
Reinvestment of distributions	18	-	292	-
Shares redeemed	(4,698)	(26,732)	(75,363)	(388,717)
Net increase (decrease)	(4,253)	(26,732)	$ (68,151)	$ (388,717)
Class C
Shares sold	58,570	65,526	$ 948,817	$ 939,665
Reinvestment of distributions	239	-	3,850	-
Shares redeemed	(24,297)	(98,027)	(388,035)	(1,427,472)
Net increase (decrease)	34,512	(32,501)	$ 564,632	$ (487,807)
Institutional Class
Shares sold	97,687	129,227	$ 1,607,180	$ 1,917,221
Reinvestment of distributions	1,111	-	18,206	-
Shares redeemed	(64,523)	(178,032)	(1,085,305)	(2,658,473)
Net increase (decrease)	34,275	(48,805)	$ 540,081	$ (741,252)
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLFI-USAN-0615
1.800658.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,072.50	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,071.00	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,068.50	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,068.00	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,073.80	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.6	3.6
JPMorgan Chase & Co.	3.5	2.9
Oracle Corp.	3.5	3.4
Medtronic PLC	3.5	0.8
Wells Fargo & Co.	3.5	3.0
Berkshire Hathaway, Inc. Class B	3.3	3.4
Samsung Electronics Co. Ltd.	3.3	3.6
Cigna Corp.	3.1	2.7
Google, Inc. Class A	3.0	0.0
EMC Corp.	2.9	3.4
	33.2
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	26.8
Information Technology	20.2	15.3
Health Care	18.2	21.4
Consumer Discretionary	12.3	12.3
Energy	7.0	9.3
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 94.9%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	22.6%	** Foreign investments	20.7%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 1.0%
Harley-Davidson, Inc.	5,700	$ 320,397
Leisure Products - 1.0%
Mattel, Inc.	12,100	340,736
Media - 5.2%
Starz Series A (a)	8,300	326,439
Time Warner Cable, Inc.	3,400	528,768
Viacom, Inc. Class B (non-vtg.)	12,600	875,070
		1,730,277
Specialty Retail - 5.1%
AutoZone, Inc. (a)	1,400	941,724
Bed Bath & Beyond, Inc. (a)	5,500	387,530
GNC Holdings, Inc.	7,900	340,095
		1,669,349
TOTAL CONSUMER DISCRETIONARY		4,060,759
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
C&C Group PLC	69,700	282,430
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	4,300	0
rights	4,300	774
Tesco PLC	67,200	226,509
		227,283
TOTAL CONSUMER STAPLES		509,713
ENERGY - 7.0%
Energy Equipment & Services - 0.9%
BW Offshore Ltd.	391,600	291,742
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	6,125	680,243
Marathon Petroleum Corp.	7,700	758,989
Suncor Energy, Inc.	17,700	576,405
		2,015,637
TOTAL ENERGY		2,307,379
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.5%
Banks - 8.9%
JPMorgan Chase & Co.	18,525	$ 1,171,892
U.S. Bancorp	14,571	624,659
Wells Fargo & Co.	20,726	1,142,003
		2,938,554
Capital Markets - 2.8%
Fortress Investment Group LLC	53,600	435,232
The Blackstone Group LP	11,500	471,040
		906,272
Consumer Finance - 1.6%
Capital One Financial Corp.	6,700	541,695
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	7,800	1,101,438
Insurance - 7.5%
ACE Ltd.	4,900	524,251
Allstate Corp.	8,340	580,964
Prudential PLC	32,323	804,763
The Travelers Companies, Inc.	5,500	556,105
		2,466,083
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	22,000	453,970
Annaly Capital Management, Inc.	67,600	680,732
		1,134,702
TOTAL FINANCIALS		9,088,744
HEALTH CARE - 18.2%
Biotechnology - 1.2%
Amgen, Inc.	2,600	410,566
Health Care Equipment & Supplies - 3.5%
Medtronic PLC	15,350	1,142,808
Health Care Providers & Services - 4.6%
Cigna Corp.	8,300	1,034,512
Express Scripts Holding Co. (a)	5,600	483,840
		1,518,352
Pharmaceuticals - 8.9%
Johnson & Johnson	7,800	773,760
Mylan N.V. (a)	7,600	549,176
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	8,000	$ 404,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,900	1,202,356
		2,929,692
TOTAL HEALTH CARE		6,001,418
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.3%
United Technologies Corp.	3,800	432,250
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	2,600	84,032
Machinery - 2.4%
Deere & Co.	8,800	796,576
TOTAL INDUSTRIALS		1,312,858
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.8%
Cisco Systems, Inc.	24,464	705,297
Harris Corp.	7,100	569,704
		1,275,001
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	6,700	224,182
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	1,800	987,786
IT Services - 3.0%
IBM Corp.	2,700	462,483
The Western Union Co.	26,000	527,280
		989,763
Software - 3.5%
Oracle Corp.	26,600	1,160,292
Technology Hardware, Storage & Peripherals - 6.2%
EMC Corp.	35,500	955,305
Samsung Electronics Co. Ltd.	836	1,094,373
		2,049,678
TOTAL INFORMATION TECHNOLOGY		6,686,702
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 3.2%
Agrium, Inc.	3,800	$ 393,701
CF Industries Holdings, Inc.	2,300	661,181
		1,054,882
UTILITIES - 1.0%
Multi-Utilities - 1.0%
CMS Energy Corp.	10,100	342,693
TOTAL COMMON STOCKS (Cost $29,196,205)		31,365,148
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b) (Cost $1,810,228)	1,810,228	1,810,228
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $31,006,433)		33,175,376
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(145,027)
NET ASSETS - 100%		$ 33,030,349
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 967
Fidelity Securities Lending Cash Central Fund	564
Total	$ 1,531
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,060,759	$ 4,060,759	$ -	$ -
Consumer Staples	509,713	-	508,939	774
Energy	2,307,379	2,015,637	291,742	-
Financials	9,088,744	8,283,981	804,763	-
Health Care	6,001,418	6,001,418	-	-
Industrials	1,312,858	1,312,858	-	-
Information Technology	6,686,702	6,686,702	-	-
Materials	1,054,882	1,054,882	-	-
Utilities	342,693	342,693	-	-
Money Market Funds	1,810,228	1,810,228	-	-
Total Investments in Securities:	$ 33,175,376	$ 31,569,158	$ 1,605,444	$ 774

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 400,322
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.4%
Ireland	4.3%
Israel	3.6%
Korea (South)	3.3%
United Kingdom	3.1%
Canada	2.9%
Netherlands	1.7%
Switzerland	1.6%
France	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,196,205)	$ 31,365,148
Fidelity Central Funds (cost $1,810,228)	1,810,228
Total Investments (cost $31,006,433)		$ 33,175,376
Receivable for fund shares sold		26,479
Dividends receivable		33,123
Distributions receivable from Fidelity Central Funds		219
Prepaid expenses		21
Receivable from investment adviser for expense reductions		17,216
Other receivables		92
Total assets		33,252,526

Liabilities
Payable for investments purchased	$ 100,781
Payable for fund shares redeemed	60,308
Accrued management fee	16,318
Distribution and service plan fees payable	11,725
Audit fees payable	23,812
Other affiliated payables	7,799
Other payables and accrued expenses	1,434
Total liabilities		222,177

Net Assets		$ 33,030,349
Net Assets consist of:
Paid in capital		$ 56,061,118
Undistributed net investment income		352,996
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,553,125)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,169,360
Net Assets		$ 33,030,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,013,750 ÷ 1,012,712 shares)	$ 16.80

Maximum offering price per share (100/94.25 of $16.80)	$ 17.82
Class T: Net Asset Value and redemption price per share ($8,410,954 ÷ 500,351 shares)	$ 16.81

Maximum offering price per share (100/96.50 of $16.81)	$ 17.42
Class B: Net Asset Value and offering price per share ($363,058 ÷ 21,897 shares)A	$ 16.58

Class C: Net Asset Value and offering price per share ($5,323,337 ÷ 324,939 shares)A	$ 16.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,919,250 ÷ 113,427 shares)	$ 16.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 621,475
Income from Fidelity Central Funds		1,531
Total income		623,006

Expenses
Management fee Basic fee	$ 86,806
Performance adjustment	(3,526)
Transfer agent fees	39,226
Distribution and service plan fees	67,079
Accounting and security lending fees	6,160
Custodian fees and expenses	4,196
Independent trustees' compensation	61
Registration fees	37,679
Audit	28,488
Legal	103
Miscellaneous	90
Total expenses before reductions	266,362
Expense reductions	(41,236)	225,126
Net investment income (loss)		397,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,075,224
Foreign currency transactions	(1,025)
Total net realized gain (loss)		1,074,199
Change in net unrealized appreciation (depreciation) on: Investment securities	649,517
Assets and liabilities in foreign currencies	417
Total change in net unrealized appreciation (depreciation)		649,934
Net gain (loss)		1,724,133
Net increase (decrease) in net assets resulting from operations		$ 2,122,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 397,880	$ 187,571
Net realized gain (loss)	1,074,199	4,921,564
Change in net unrealized appreciation (depreciation)	649,934	(908,952)
Net increase (decrease) in net assets resulting from operations	2,122,013	4,200,183
Distributions to shareholders from net investment income	(169,686)	-
Distributions to shareholders from net realized gain	(24,958)	-
Total distributions	(194,644)	-
Share transactions - net increase (decrease)	2,092,230	(3,923,371)
Total increase (decrease) in net assets	4,019,599	276,812

Net Assets
Beginning of period	29,010,750	28,733,938
End of period (including undistributed net investment income of $352,996 and undistributed net investment income of $124,802, respectively)	$ 33,030,349	$ 29,010,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.22	.12	.10	.13	.10	.07H
Net realized and unrealized gain (loss)	.92	1.94	3.01	.85	(.14)	.85
Total from investment operations	1.14	2.06	3.11	.98	(.04)	.92
Distributions from net investment income	(.12)	-	(.20)	(.12)	(.11)	(.09)
Distributions from net realized gain	(.01)	-	-	- J	(.01)	(.01)
Total distributions	(.13)	-	(.20)	(.12)	(.12)	(.10)
Net asset value, end of period	$ 16.80	$ 15.79	$ 13.73	$ 10.82	$ 9.96	$ 10.12
Total ReturnB, C, D	7.25%	15.00%	29.24%	10.00%	(.40)%	9.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%A	1.30%	1.33%	1.28%	1.24%	1.22%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.24%	1.22%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.24%	1.23%	1.21%
Net investment income (loss)	2.69% A	.78%	.82%	1.26%	.91%	.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,014	$ 15,067	$ 15,339	$ 14,705	$ 15,484	$ 25,431
Portfolio turnover rate G	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27
Income from Investment Operations
Net investment income (loss) E	.20	.08	.07	.10	.07	.05H
Net realized and unrealized gain (loss)	.92	1.95	3.02	.85	(.13)	.84
Total from investment operations	1.12	2.03	3.09	.95	(.06)	.89
Distributions from net investment income	(.08)	-	(.16)	(.09)	(.05)	(.07)
Distributions from net realized gain	(.01)	-	-	-J	(.01)	(.01)
Total distributions	(.09)	-	(.16)	(.09)	(.06)	(.08)
Net asset value, end of period	$ 16.81	$ 15.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08
Total ReturnB, C, D	7.10%	14.76%	28.97%	9.68%	(.64)%	9.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77%A	1.58%	1.60%	1.55%	1.49%	1.45%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.49%	1.45%
Expenses net of all reductions	1.50%A	1.50%	1.48%	1.49%	1.48%	1.45%
Net investment income (loss)	2.44%A	.53%	.57%	1.01%	.67%	.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,411	$ 7,819	$ 6,569	$ 6,145	$ 8,254	$ 12,735
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18
Income from Investment Operations
Net investment income (loss) E	.16	- J	.01	.05	.02	-H, J
Net realized and unrealized gain (loss)	.90	1.93	2.99	.85	(.13)	.84
Total from investment operations	1.06	1.93	3.00	.90	(.11)	.84
Distributions from net investment income	-	-	(.10)	(.03)	(.03)	(.02)
Distributions from net realized gain	(.01)	-	-	-J	(.01)	(.01)
Total distributions	(.01)	-	(.10)	(.04) K	(.04)	(.03)
Net asset value, end of period	$ 16.58	$ 15.53	$ 13.60	$ 10.70	$ 9.84	$ 9.99
Total ReturnB, C, D	6.85%	14.19%	28.31%	9.14%	(1.14)%	9.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.31%A	2.12%	2.10%	2.04%	1.99%	1.97%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	1.99%	1.97%
Expenses net of all reductions	2.00%A	2.00%	1.98%	1.99%	1.98%	1.97%
Net investment income (loss)	1.94%A	.03%	.07%	.51%	.16%	(.01)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 363	$ 406	$ 719	$ 895	$ 1,110	$ 1,605
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.16	- J	.01	.05	.02	-H, J
Net realized and unrealized gain (loss)	.88	1.91	2.95	.84	(.13)	.83
Total from investment operations	1.04	1.91	2.96	.89	(.11)	.83
Distributions from net investment income	-	-	(.11)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.01)	-	-	- J	(.01)	(.01)
Total distributions	(.01)	-	(.11)	(.05)	(.06)	(.02) K
Net asset value, end of period	$ 16.38	$ 15.35	$ 13.44	$ 10.59	$ 9.75	$ 9.92
Total ReturnB, C, D	6.80%	14.21%	28.27%	9.21%	(1.18)%	9.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.30%A	2.09%	2.08%	2.04%	2.00%	1.97%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	1.97%
Expenses net of all reductions	2.00%A	2.00%	1.97%	1.99%	1.98%	1.97%
Net investment income (loss)	1.94%A	.03%	.07%	.51%	.16%	-%H, L
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,323	$ 4,458	$ 4,340	$ 3,299	$ 3,775	$ 4,139
Portfolio turnover rateG	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.93	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.24	.15	.14	.18	.14	.10G
Net realized and unrealized gain (loss)	.93	1.97	3.02	.83	(.15)	.86
Total from investment operations	1.17	2.12	3.16	1.01	(.01)	.96
Distributions from net investment income	(.17)	-	(.24)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.01)	-	-	-I	(.01)	(.01)
Total distributions	(.18)	-	(.24)	(.16)	(.14)	(.12)
Net asset value, end of period	$ 16.92	$ 15.93	$ 13.81	$ 10.89	$ 10.04	$ 10.19
Total ReturnB, C	7.38%	15.35%	29.65%	10.30%	(.11)%	10.28%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.01%	.94%	.83%	.89%	.98%
Expenses net of fee waivers, if any	1.00%A	1.00%	.94%	.83%	.89%	.98%
Expenses net of all reductions	1.00%A	1.00%	.92%	.82%	.88%	.97%
Net investment income (loss)	2.94%A	1.03%	1.13%	1.68%	1.27%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,919	$ 1,261	$ 1,767	$ 1,195	$ 523	$ 841
Portfolio turnover rateF	66%A	182%	87%	94%	161%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,860,492
Gross unrealized depreciation	(921,356)
Net unrealized appreciation (depreciation) on securities	$ 1,939,136

Tax cost	$ 31,236,240

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (11,383,283)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$ (26,372,152)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,990,050 and $9,897,609, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,282	$ 754
Class T	.25%	.25%	20,598	220
Class B	.75%	.25%	1,923	1,448
Class C	.75%	.25%	24,276	2,935
			$ 67,079	$ 5,357

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,324
Class T	583
Class B*	6
Class C*	251
$ 4,164

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 19,034.23
Class T	10,596.26
Class B	572.30
Class C	6,863.28
Institutional Class	2,161.23
	$ 39,226

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $81 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Funds. Total security lending income during the period amounted to $564. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,118
Class T	1.50%	11,080
Class B	2.00%	591
Class C	2.00%	7,230
Institutional Class	1.00%	2,101
		$ 41,120

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $102 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 114,891	$ -
Class T	37,662	-
Institutional Class	17,133	-
Total	$ 169,686	$ -
From net realized gain
Class A	$ 12,739	$ -
Class T	6,567	-
Class B	311	-
Class C	3,946	-
Institutional Class	1,395	-
Total	$ 24,958	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	182,931	138,015	$ 3,026,433	$ 2,028,107
Reinvestment of distributions	7,654	-	124,714	-
Shares redeemed	(131,821)	(301,611)	(2,172,706)	(4,564,426)
Net increase (decrease)	58,764	(163,596)	$ 978,441	$ (2,536,319)
Class T
Shares sold	34,971	118,612	$ 566,593	$ 1,713,933
Reinvestment of distributions	2,644	-	43,169	-
Shares redeemed	(32,695)	(100,942)	(532,535)	(1,483,209)
Net increase (decrease)	4,920	17,670	$ 77,227	$ 230,724
Class B
Shares sold	427	-	$ 6,920	$ -
Reinvestment of distributions	18	-	292	-
Shares redeemed	(4,698)	(26,732)	(75,363)	(388,717)
Net increase (decrease)	(4,253)	(26,732)	$ (68,151)	$ (388,717)
Class C
Shares sold	58,570	65,526	$ 948,817	$ 939,665
Reinvestment of distributions	239	-	3,850	-
Shares redeemed	(24,297)	(98,027)	(388,035)	(1,427,472)
Net increase (decrease)	34,512	(32,501)	$ 564,632	$ (487,807)
Institutional Class
Shares sold	97,687	129,227	$ 1,607,180	$ 1,917,221
Reinvestment of distributions	1,111	-	18,206	-
Shares redeemed	(64,523)	(178,032)	(1,085,305)	(2,658,473)
Net increase (decrease)	34,275	(48,805)	$ 540,081	$ (741,252)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLF-USAN-0615
1.800655.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015